UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-22311

Schwab Strategic Trust – Schwab Fixed-Income ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab Fixed-Income ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  June 30, 2021
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended June 30, 2021
Schwab U.S. TIPS ETF (Ticker Symbol: SCHP)
Market Price Return[1]	1.57%
NAV Return[1]	1.66%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	1.73%
ETF Category: Morningstar Inflation-Protected Bond[2]	2.01%
Performance Details	page 6

Schwab Short-Term U.S. Treasury ETF (Ticker Symbol: SCHO)
Market Price Return[1]	-0.11%
NAV Return[1]	-0.11%
Bloomberg Barclays US Treasury 1-3 Year Index	-0.09%
ETF Category: Morningstar Short Government[2]	-0.40%
Performance Details	page 7

Schwab Intermediate-Term U.S. Treasury ETF (Ticker Symbol: SCHR)
Market Price Return[1]	-1.89%
NAV Return[1]	-1.89%
Bloomberg Barclays US Treasury 3-10 Year Index	-1.87%
ETF Category: Morningstar Intermediate Government[2]	-1.42%
Performance Details	page 8

Schwab Long-Term U.S. Treasury ETF (Ticker Symbol: SCHQ)
Market Price Return[1]	-7.81%
NAV Return[1]	-7.94%
Bloomberg Barclays US Long Treasury Index	-7.92%
ETF Category: Morningstar Long Government[2]	-7.22%
Performance Details	page 9
Total Returns for the 6 Months Ended June 30, 2021
Schwab U.S. Aggregate Bond ETF (Ticker Symbol: SCHZ)
Market Price Return[1]	-1.65%
NAV Return[1]	-1.69%
Bloomberg Barclays US Aggregate Bond Index	-1.60%
ETF Category: Morningstar Intermediate Core Bond[2]	-1.22%
Performance Details	page 10

Schwab 1-5 Year Corporate Bond ETF (Ticker Symbol: SCHJ)
Market Price Return[1]	0.00%
NAV Return[1]	-0.02%
Bloomberg Barclays US 1-5 Year Corporate Bond Index	0.10%
ETF Category: Morningstar Short-Term Bond[2]	0.44%
Performance Details	page 11

Schwab 5-10 Year Corporate Bond ETF (Ticker Symbol: SCHI)
Market Price Return[1]	-1.26%
NAV Return[1]	-1.31%
Bloomberg Barclays US 5-10 Year Corporate Bond Index	-1.15%
ETF Category: Morningstar Corporate Bond[2]	-0.67%
Performance Details	page 12
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment

For the six-month reporting period ended June 30, 2021, most fixed-income markets lost ground or were flat, while U.S. equity stocks generated positive returns, with several key equity market indices ending the reporting period at or near record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy and a resurgence of COVID-19 cases in the winter, along with the emergence of new, highly transmissible variant strains of the virus, equity markets continued to be buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the rapid rollout of COVID-19 vaccines. Both are driving a robust recovery. The U.S. economy outpaced most other regions, eclipsing its pre-pandemic level by the end of the reporting period. Demand for bonds waned and bond yields rose as prices sank. (Bond yields and bond prices typically move in opposite directions.) For the six-month reporting period, the Bloomberg Barclays US Aggregate Bond Index returned -1.60%. The Bloomberg Barclays US 1-5 Year Corporate Bond Index and Bloomberg Barclays US 5-10 Year Corporate Bond Index returned 0.10% and -1.15%, respectively, while the Bloomberg Barclays US Treasury 1-3 Year Index and the Bloomberg Barclays US Treasury 3-10 Year Index returned -0.09% and -1.87%, respectively. Over the same period, the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM returned 1.73%.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and the U.S. Federal Reserve (Fed), the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic. After a steep slide and subsequent recovery in the second and third quarters of 2020, U.S. gross domestic product (GDP) growth stabilized, growing at an annualized rate of 4.3% for the fourth quarter of 2020 and rising at an annualized rate of 6.4% for the first quarter of 2021. Unemployment, which skyrocketed in April 2020, fell in each subsequent month through March 2021, before experiencing a slight uptick in April 2021. Unemployment dropped again in May before experiencing another slight uptick in June. Inflation remained well below the Fed’s traditional 2% target until March 2021, when it jumped, largely due to supply and demand imbalances in the labor market, increased demand, particularly for travel-related services, as well as increasing energy costs. However, inflation continued to rise through the end of the reporting period.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
The Investment Environment (continued)

Central banks around the world, including the Fed, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% through the reporting period. The Fed reiterated its intention to continue its support of the economy and affirmed that it would continue its bond-buying program but acknowledged that it was keeping an eye on rising inflation and the health of the labor market. In June, the Fed reiterated that during periods of economic expansion such as the one currently underway, it would allow inflation to rise moderately above its previous 2% target for periods of time, seeking an average of 2% over the long term. Given that inflation has persistently run below 2% for some time, the Fed expressed confidence that the economy still had a way to go until that limit is reached.
Outside the U.S., the European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and increased its asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.01%, also unchanged since 2016, and maintained other programs intended to help support economic growth. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
After languishing at historically low levels since the onset of the COVID-19 pandemic, U.S. bond yields climbed steadily in the first half of the reporting period as COVID-19 vaccine distribution ramped up rapidly and investors anticipated an accelerating economic recovery. Over the second half of the reporting period, yields drifted lower on tepid employment reports and growing inflation concerns. The yield on the 10-year U.S. Treasury began the reporting period at 0.93%, hit a reporting-period high of 1.74% in March 2021, and dropped back to 1.45% at the end of the reporting period. Short-term rates ended the reporting period lower, with the three-month U.S. Treasury yield sliding from 0.09% to 0.05% over the reporting period. Outside the U.S., bond yields remained low.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Management

Matthew Hastings, CFA, Managing Director and Head of Taxable Bond Strategies, leads the portfolio management team for the Schwab Fixed-Income ETFs and Schwab Taxable Bond Funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab U.S. Aggregate Bond ETF. Prior to joining Schwab in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions. He also served as a credit/security analyst from 1999 to 2005. Prior to that, he worked as a senior research analyst with Hotchkis & Wiley, a portfolio manager at Payden & Rygel, and a vice president in fixed income at Salomon Brothers.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond ETF. His primary focus is securitized products. Prior to joining Schwab in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (8/5/2010)
Market Price Return[2]	1.57%	6.25%	4.08%	3.31%
NAV Return[2]	1.66%	6.39%	4.11%	3.32%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	1.73%	6.51%	4.17%	3.40%
ETF Category: Morningstar Inflation-Protected Bond[3]	2.01%	7.04%	3.88%	2.85%
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	8.0 Yrs
Weighted Average Duration[7]	7.5 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Short-Term U.S. Treasury ETF as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	-0.11%	0.00%	1.54%	1.13%
NAV Return[2]	-0.11%	0.00%	1.54%	1.13%
Bloomberg Barclays US Treasury 1-3 Year Index	-0.09%	0.05%	1.60%	1.21%
ETF Category: Morningstar Short Government[3]	-0.40%	-0.08%	1.45%	1.19%
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	2.0 Yrs
Weighted Average Duration[6]	2.0 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Intermediate-Term U.S. Treasury ETF as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (8/5/2010)
Market Price Return[2]	-1.89%	-2.05%	2.13%	2.79%
NAV Return[2]	-1.89%	-2.10%	2.14%	2.79%
Bloomberg Barclays US Treasury 3-10 Year Index	-1.87%	-2.04%	2.20%	2.88%
ETF Category: Morningstar Intermediate Government[3]	-1.42%	-1.19%	1.85%	2.30%
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	5.7 Yrs
Weighted Average Duration[7]	5.4 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Long-Term U.S. Treasury ETF as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return[2]	-7.81%	-10.61%	1.69%
NAV Return[2]	-7.94%	-10.62%	1.72%
Bloomberg Barclays US Long Treasury Index	-7.92%	-10.58%	1.76%
ETF Category: Morningstar Long Government[3]	-7.22%	-10.08%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	24.2 Yrs
Weighted Average Duration[7]	18.0 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	Less than 0.05%.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. Aggregate Bond ETF as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Aggregate Bond ETF (7/14/2011)
Market Price Return[2]	-1.65%	-0.68%	2.90%	3.18%
NAV Return[2]	-1.69%	-0.47%	2.93%	3.18%
Bloomberg Barclays US Aggregate Bond Index	-1.60%	-0.33%	3.03%	3.29%
ETF Category: Morningstar Intermediate Core Bond[3]	-1.22%	0.77%	3.02%	N/A
Fund Expense Ratio[4]: 0.04%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[7]	8.4 Yrs
Weighted Average Duration[7]	6.7 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (7/14/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.0% of total investments on June 30, 2021.
[7]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab 1-5 Year Corporate Bond ETF as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	0.00%	1.69%	3.34%
NAV Return[2]	-0.02%	1.93%	3.33%
Bloomberg Barclays US 1-5 Year Corporate Bond Index	0.10%	2.17%	3.50%
ETF Category: Morningstar Short-Term Bond[3]	0.44%	2.65%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	3.0 Yrs
Weighted Average Duration[6]	2.8 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab 5-10 Year Corporate Bond ETF as of June 30, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return[2]	-1.26%	2.60%	5.17%
NAV Return[2]	-1.31%	2.78%	5.18%
Bloomberg Barclays US 5-10 Year Corporate Bond Index	-1.15%	3.02%	5.29%
ETF Category: Morningstar Corporate Bond[3]	-0.67%	4.42%	N/A
Fund Expense Ratio[4]: 0.05%
Portfolio Composition % of Investments5
By Security Type

Weighted Average Maturity[6]	7.5 Yrs
Weighted Average Duration[6]	6.5 Yrs
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays Bank PLC (Barclays), own all proprietary rights in the Bloomberg Barclays Indices. The fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
*	Inception (10/10/19) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a Market Price and a Net Asset Value (NAV) basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[6]	See Glossary for definitions of maturity and duration.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2021 and held through June 30, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/21	Ending Account Value (Net of Expenses) at 6/30/21	Expenses Paid During Period 1/1/21-6/30/21[2]
Schwab U.S. TIPS ETF
Actual Return	0.05%	$1,000.00	$1,016.60	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Short-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$ 998.90	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Intermediate-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$ 981.10	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Long-Term U.S. Treasury ETF
Actual Return	0.05%	$1,000.00	$ 920.60	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Aggregate Bond ETF
Actual Return	0.04%	$1,000.00	$ 983.10	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab 1-5 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$ 999.80	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab 5-10 Year Corporate Bond ETF
Actual Return	0.05%	$1,000.00	$ 986.90	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab U.S. TIPS ETF
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$62.06	$56.57	$53.27	$55.39	$54.84	$53.15
Income (loss) from investment operations:
Net investment income (loss)[1]	1.28	0.81	1.21	1.51	1.17	0.99
Net realized and unrealized gains (losses)	(0.26)	5.37	3.23	(2.23)	0.43	1.46
Total from investment operations	1.02	6.18	4.44	(0.72)	1.60	2.45
Less distributions:
Distributions from net investment income	(0.54)	(0.69)	(1.14)	(1.40)	(1.05)	(0.76)
Net asset value at end of period	$62.54	$62.06	$56.57	$53.27	$55.39	$54.84
Total return	1.66% [2]	10.94%	8.36%	(1.31%)	2.95%	4.60%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05%	0.05% [4]	0.07%
Net investment income (loss)	4.17% [3]	1.36%	2.18%	2.80%	2.13%	1.78%
Portfolio turnover rate[5]	10% [2]	23%	20%	17%	19%	16%
Net assets, end of period (x 1,000)	$18,388,178	$14,090,007	$8,733,970	$5,779,263	$2,880,386	$1,614,977

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/17 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 07/15/22	540,035,652	559,644,903
0.13%, 01/15/23	658,049,546	687,541,438
0.63%, 04/15/23	559,557,942	591,898,399
0.38%, 07/15/23	644,063,411	685,176,987
0.63%, 01/15/24	619,250,377	667,136,897
0.50%, 04/15/24	345,342,902	372,341,461
0.13%, 07/15/24	564,408,699	607,161,055
0.13%, 10/15/24	482,858,692	520,616,141
0.25%, 01/15/25	567,691,060	614,726,682
2.38%, 01/15/25	365,409,721	424,771,290
0.13%, 04/15/25	398,624,307	430,472,503
0.38%, 07/15/25	558,337,032	613,488,056
0.13%, 10/15/25	481,516,497	524,369,192
0.63%, 01/15/26	486,920,214	541,148,538
2.00%, 01/15/26	256,886,120	302,503,603
0.13%, 04/15/26	472,918,976	514,817,384
0.13%, 07/15/26	460,872,636	505,099,214
0.38%, 01/15/27	435,592,989	482,562,680
2.38%, 01/15/27	210,967,829	258,622,858
0.38%, 07/15/27	471,360,723	526,100,353
0.50%, 01/15/28	496,271,044	556,718,762
1.75%, 01/15/28	205,873,840	248,951,088
3.63%, 04/15/28	204,954,536	276,623,320
0.75%, 07/15/28	424,591,566	487,512,623
0.88%, 01/15/29	360,739,666	417,693,288
2.50%, 01/15/29	189,853,262	244,734,792
3.88%, 04/15/29	248,896,798	350,424,793
0.25%, 07/15/29	433,276,514	482,264,165
0.13%, 01/15/30	482,657,948	530,146,726
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 07/15/30	535,264,229	590,829,955
0.13%, 01/15/31	580,813,895	639,508,833
3.38%, 04/15/32	86,153,737	127,237,607
2.13%, 02/15/40	112,344,539	167,475,319
2.13%, 02/15/41	159,927,882	241,121,240
0.75%, 02/15/42	267,176,560	325,514,797
0.63%, 02/15/43	203,509,632	243,164,288
1.38%, 02/15/44	282,534,786	389,805,404
0.75%, 02/15/45	310,171,921	382,494,491
1.00%, 02/15/46	161,893,976	211,623,061
0.88%, 02/15/47	197,337,069	253,883,991
1.00%, 02/15/48	148,918,552	198,565,766
1.00%, 02/15/49	136,322,349	183,412,633
0.25%, 02/15/50	204,033,721	230,861,240
0.13%, 02/15/51	125,257,059	137,486,404
Total Treasuries
(Cost $17,608,795,916)		18,348,254,220
Security	Number of Shares	Value ($)
Short-Term Investment 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	599,796	599,796
Total Short-Term Investment
(Cost $599,796)		599,796
(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$18,348,254,220	$—	$18,348,254,220
Short-Term Investment[1]	599,796	—	—	599,796
Total	$599,796	$18,348,254,220	$—	$18,348,854,016
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $17,609,395,712)		$18,348,854,016
Receivables:
Investments sold		331,299,761
Interest		40,906,171
Dividends		263
Other assets	+	6,859
Total assets		18,721,067,070
Liabilities
Payables:
Investments bought		244,702,084
Management fees		738,540
Fund shares redeemed		87,441,629
Due to custodian	+	6,858
Total liabilities		332,889,111
Net Assets
Total assets		18,721,067,070
Total liabilities	–	332,889,111
Net assets		$18,388,177,959
Net Assets by Source
Capital received from investors		17,314,760,781
Total distributable earnings		1,073,417,178

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,388,177,959		294,000,000		$62.54

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities - unaffiliated		$341,152,050
Dividends received from securities - unaffiliated	+	1,110
Total investment income		341,153,160
Expenses
Management fees		4,042,624
Total expenses	–	4,042,624
Net investment income		337,110,536
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(10,387,445)
Net realized gains on sales of in-kind securities - unaffiliated	+	198,565,097
Net realized gains		188,177,652
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(208,447,596)
Net realized and unrealized losses		(20,269,944)
Increase in net assets resulting from operations		$316,840,592

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$337,110,536	$145,222,282
Net realized gains		188,177,652	163,539,483
Net change in unrealized appreciation (depreciation)	+	(208,447,596)	744,938,595
Increase in net assets resulting from operations		316,840,592	1,053,700,360
Distributions to Shareholders
Total distributions		($149,529,035)	($145,346,920)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		107,100,000	$6,618,430,738	117,700,000	$7,091,983,560
Shares redeemed	+	(40,150,000)	(2,487,571,521)	(45,050,000)	(2,644,299,382)
Net transactions in fund shares		66,950,000	$4,130,859,217	72,650,000	$4,447,684,178
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		227,050,000	$14,090,007,185	154,400,000	$8,733,969,567
Total increase	+	66,950,000	4,298,170,774	72,650,000	5,356,037,618
End of period		294,000,000	$18,388,177,959	227,050,000	$14,090,007,185

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$51.39	$50.48	$49.88	$50.03	$50.41	$50.43
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.65	1.14	0.94	0.57	0.42
Net realized and unrealized gains (losses)	(0.19)	0.91	0.60	(0.20) [2]	(0.39)	(0.03)
Total from investment operations	(0.06)	1.56	1.74	0.74	0.18	0.39
Less distributions:
Distributions from net investment income	(0.11)	(0.65)	(1.14)	(0.89)	(0.56)	(0.41)
Net asset value at end of period	$51.22	$51.39	$50.48	$49.88	$50.03	$50.41
Total return	(0.11%) [3]	3.11%	3.53%	1.50%	0.35%	0.78%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [5]	0.06%	0.06%	0.08% [6]
Net investment income (loss)	0.50% [4]	1.26%	2.27%	1.89%	1.13%	0.83%
Portfolio turnover rate[7]	37% [3]	74%	77%	65%	65%	66%
Net assets, end of period (x 1,000)	$9,067,783	$7,507,924	$5,262,952	$4,254,630	$2,181,398	$1,414,092

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
Bonds
7.25%, 08/15/22	11,071,000	11,953,653
7.63%, 11/15/22	6,450,000	7,108,983
7.13%, 02/15/23	13,004,000	14,466,442
6.25%, 08/15/23	19,515,000	21,992,490
Notes
1.75%, 07/15/22	88,788,000	90,314,044
1.88%, 07/31/22	92,541,000	94,314,100
2.00%, 07/31/22	105,762,000	107,928,881
1.50%, 08/15/22	96,933,000	98,447,578
1.63%, 08/15/22	60,332,000	61,366,600
0.13%, 08/31/22	120,477,000	120,498,177
1.63%, 08/31/22	84,831,000	86,323,827
1.88%, 08/31/22	104,312,000	106,453,248
1.50%, 09/15/22	82,628,000	84,004,596
0.13%, 09/30/22	113,317,000	113,314,787
1.75%, 09/30/22	76,343,000	77,890,735
1.88%, 09/30/22	96,725,000	98,837,081
1.38%, 10/15/22	82,712,000	84,036,685
0.13%, 10/31/22	115,303,000	115,275,976
1.88%, 10/31/22	64,393,000	65,880,831
2.00%, 10/31/22	80,429,000	82,417,732
1.63%, 11/15/22	152,458,000	155,557,781
0.13%, 11/30/22	117,226,000	117,180,209
2.00%, 11/30/22	138,473,000	142,091,689
1.63%, 12/15/22	84,863,000	86,677,941
0.13%, 12/31/22	125,139,000	125,060,788
2.13%, 12/31/22	135,103,000	139,061,096
1.50%, 01/15/23	71,731,000	73,197,843
0.13%, 01/31/23	162,483,000	162,349,714
1.75%, 01/31/23	71,657,000	73,438,628
2.38%, 01/31/23	78,163,000	80,875,806
1.38%, 02/15/23	70,705,000	72,073,529
2.00%, 02/15/23	121,109,000	124,671,307
0.13%, 02/28/23	159,130,000	158,959,059
1.50%, 02/28/23	60,111,000	61,420,058
2.63%, 02/28/23	70,651,000	73,515,678
0.50%, 03/15/23	96,452,000	96,954,982
0.13%, 03/31/23	162,026,000	161,798,151
1.50%, 03/31/23	75,699,000	77,417,012
2.50%, 03/31/23	74,215,000	77,186,499
0.25%, 04/15/23	110,197,000	110,276,635
0.13%, 04/30/23	164,015,000	163,733,099
1.63%, 04/30/23	71,380,000	73,210,507
2.75%, 04/30/23	75,492,000	78,983,505
0.13%, 05/15/23	111,094,000	110,894,379
1.75%, 05/15/23	128,874,000	132,533,821
0.13%, 05/31/23	172,871,000	172,513,103
1.63%, 05/31/23	65,803,000	67,552,177
2.75%, 05/31/23	72,330,000	75,812,294
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 06/15/23	101,862,000	101,889,853
0.13%, 06/30/23	170,000,000	169,591,602
1.38%, 06/30/23	69,359,000	70,931,769
2.63%, 06/30/23	77,718,000	81,405,052
0.13%, 07/15/23	103,957,000	103,701,168
1.25%, 07/31/23	75,900,000	77,468,402
2.75%, 07/31/23	68,171,000	71,704,708
0.13%, 08/15/23	85,964,000	85,715,511
2.50%, 08/15/23	114,475,000	119,890,204
1.38%, 08/31/23	66,486,000	68,072,834
2.75%, 08/31/23	60,974,000	64,229,916
0.13%, 09/15/23	86,627,000	86,322,452
1.38%, 09/30/23	71,107,000	72,834,678
2.88%, 09/30/23	74,540,000	78,855,168
0.13%, 10/15/23	125,363,000	124,839,022
1.63%, 10/31/23	74,764,000	77,044,886
2.88%, 10/31/23	63,359,000	67,130,840
0.25%, 11/15/23	134,136,000	133,936,893
2.75%, 11/15/23	153,012,000	161,810,190
2.13%, 11/30/23	69,090,000	72,077,603
2.88%, 11/30/23	66,586,000	70,669,595
0.13%, 12/15/23	101,689,000	101,164,666
2.25%, 12/31/23	64,474,000	67,528,959
2.63%, 12/31/23	88,669,000	93,694,731
0.13%, 01/15/24	112,314,000	111,651,523
2.25%, 01/31/24	70,560,000	73,988,775
2.50%, 01/31/24	89,415,000	94,343,304
0.13%, 02/15/24	168,781,000	167,712,934
2.75%, 02/15/24	136,475,000	144,967,370
2.13%, 02/29/24	70,060,000	73,308,485
2.38%, 02/29/24	69,629,000	73,309,001
0.25%, 03/15/24	169,052,000	168,404,849
2.13%, 03/31/24	154,525,000	161,810,613
0.38%, 04/15/24	168,960,000	168,768,600
2.00%, 04/30/24	69,808,000	72,924,818
2.25%, 04/30/24	109,238,000	114,870,584
0.25%, 05/15/24	172,254,000	171,345,629
2.50%, 05/15/24	168,327,000	178,341,142
2.00%, 05/31/24	126,906,000	132,646,514
0.25%, 06/15/24	164,000,000	163,019,844
1.75%, 06/30/24	90,000,000	93,487,500
2.00%, 06/30/24	63,000,000	65,898,985
Total Treasuries
(Cost $9,026,463,689)		9,041,134,908

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Short-Term Investment 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	7,872,380	7,872,380
Total Short-Term Investment
(Cost $7,872,380)		7,872,380
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$9,041,134,908	$—	$9,041,134,908
Short-Term Investment[1]	7,872,380	—	—	7,872,380
Total	$7,872,380	$9,041,134,908	$—	$9,049,007,288
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $9,034,336,069)		$9,049,007,288
Receivables:
Investments sold		824,800,988
Fund shares sold		343,101,688
Interest		26,689,244
Dividends	+	37
Total assets		10,243,599,245
Liabilities
Payables:
Investments bought		834,857,332
Management fees		373,477
Fund shares redeemed	+	340,585,899
Total liabilities		1,175,816,708
Net Assets
Total assets		10,243,599,245
Total liabilities	–	1,175,816,708
Net assets		$9,067,782,537
Net Assets by Source
Capital received from investors		9,030,108,057
Total distributable earnings		37,674,480

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,067,782,537		177,050,000		$51.22

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities - unaffiliated		$22,100,092
Dividends received from securities - unaffiliated	+	427
Total investment income		22,100,519
Expenses
Management fees		2,002,388
Total expenses	–	2,002,388
Net investment income		20,098,131
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(1,204,765)
Net realized gains on sales of in-kind securities - unaffiliated	+	23,981,461
Net realized gains		22,776,696
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(53,334,539)
Net realized and unrealized losses		(30,557,843)
Decrease in net assets resulting from operations		($10,459,712)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$20,098,131	$88,084,006
Net realized gains		22,776,696	82,629,101
Net change in unrealized appreciation (depreciation)	+	(53,334,539)	22,483,068
Increase (decrease) in net assets resulting from operations		(10,459,712)	193,196,175
Distributions to Shareholders
Total distributions		($17,400,000)	($88,160,440)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		81,450,000	$4,179,139,139	133,700,000	$6,866,598,962
Shares redeemed	+	(50,500,000)	(2,591,420,647)	(91,850,000)	(4,726,663,144)
Net transactions in fund shares		30,950,000	$1,587,718,492	41,850,000	$2,139,935,818
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		146,100,000	$7,507,923,757	104,250,000	$5,262,952,204
Total increase	+	30,950,000	1,559,858,780	41,850,000	2,244,971,553
End of period		177,050,000	$9,067,782,537	146,100,000	$7,507,923,757

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$58.21	$54.97	$52.89	$53.35	$53.41	$53.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.94	1.28	1.21	0.89	0.79
Net realized and unrealized gains (losses)	(1.38)	3.24	2.07	(0.55) [2]	(0.07)	(0.15)
Total from investment operations	(1.10)	4.18	3.35	0.66	0.82	0.64
Less distributions:
Distributions from net investment income	(0.25)	(0.94)	(1.27)	(1.12)	(0.88)	(0.78)
Net asset value at end of period	$56.86	$58.21	$54.97	$52.89	$53.35	$53.41
Total return	(1.89%) [3]	7.62%	6.38%	1.28%	1.54%	1.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [5]	0.06%	0.06%	0.09% [6]
Net investment income (loss)	1.00% [4]	1.63%	2.35%	2.34%	1.66%	1.44%
Portfolio turnover rate[7]	35% [3]	51%	38%	41%	30%	30%
Net assets, end of period (x 1,000)	$3,360,549	$3,952,710	$4,735,743	$3,480,449	$1,165,708	$790,506

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Effective December 29, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
7
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
Bonds
7.50%, 11/15/24	6,231,000	7,692,851
7.63%, 02/15/25	2,411,000	3,020,908
6.88%, 08/15/25	2,839,000	3,550,857
6.00%, 02/15/26	5,261,000	6,502,884
6.75%, 08/15/26	2,874,000	3,717,339
6.50%, 11/15/26	3,574,000	4,616,044
6.63%, 02/15/27	2,398,000	3,141,286
6.38%, 08/15/27	3,031,000	3,990,619
6.13%, 11/15/27	5,740,000	7,521,642
5.50%, 08/15/28	3,957,000	5,120,296
5.25%, 11/15/28	5,997,000	7,699,586
5.25%, 02/15/29	4,367,000	5,630,701
6.13%, 08/15/29	3,314,000	4,555,197
6.25%, 05/15/30	5,028,000	7,094,587
5.38%, 02/15/31	6,205,000	8,436,861
Notes
2.38%, 08/15/24	51,452,000	54,482,844
1.88%, 08/31/24	25,807,000	26,924,967
1.50%, 09/30/24	27,873,000	28,764,718
2.13%, 09/30/24	21,327,000	22,436,671
1.50%, 10/31/24	27,908,000	28,803,018
2.25%, 10/31/24	19,739,000	20,860,114
2.25%, 11/15/24	46,691,000	49,368,437
1.50%, 11/30/24	29,176,000	30,109,404
2.13%, 11/30/24	21,358,000	22,500,152
1.75%, 12/31/24	26,553,000	27,636,902
2.25%, 12/31/24	20,101,000	21,275,652
1.38%, 01/31/25	22,569,000	23,194,055
2.50%, 01/31/25	21,477,000	22,938,443
2.00%, 02/15/25	45,360,000	47,631,544
1.13%, 02/28/25	27,463,000	27,968,276
2.75%, 02/28/25	20,007,000	21,561,450
0.50%, 03/31/25	31,783,000	31,630,293
2.63%, 03/31/25	18,170,000	19,519,264
0.38%, 04/30/25	35,588,000	35,208,487
2.88%, 04/30/25	19,873,000	21,555,218
2.13%, 05/15/25	43,152,000	45,564,130
0.25%, 05/31/25	20,961,000	20,613,833
2.88%, 05/31/25	20,038,000	21,756,885
0.25%, 06/30/25	28,654,000	28,148,078
2.75%, 06/30/25	18,451,000	19,957,351
0.25%, 07/31/25	33,493,000	32,861,081
2.88%, 07/31/25	20,621,000	22,421,310
2.00%, 08/15/25	42,595,000	44,829,574
0.25%, 08/31/25	38,477,000	37,711,969
2.75%, 08/31/25	12,123,000	13,130,724
0.25%, 09/30/25	34,127,000	33,412,466
3.00%, 09/30/25	19,899,000	21,785,519
0.25%, 10/31/25	32,447,000	31,728,350
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 10/31/25	20,166,000	22,093,586
2.25%, 11/15/25	45,051,000	47,938,839
0.38%, 11/30/25	36,666,000	36,011,455
2.88%, 11/30/25	20,475,000	22,340,944
0.38%, 12/31/25	39,126,000	38,384,746
2.63%, 12/31/25	17,146,000	18,537,773
0.38%, 01/31/26	43,893,000	43,021,998
2.63%, 01/31/26	17,776,000	19,230,716
1.63%, 02/15/26	38,314,000	39,719,346
0.50%, 02/28/26	42,077,000	41,445,845
2.50%, 02/28/26	15,492,000	16,682,948
0.75%, 03/31/26	27,904,000	27,784,100
2.25%, 03/31/26	17,738,000	18,906,907
0.75%, 04/30/26	44,382,000	44,163,558
2.38%, 04/30/26	13,174,000	14,126,542
1.63%, 05/15/26	39,623,000	41,076,359
0.75%, 05/31/26	44,896,000	44,648,721
2.13%, 05/31/26	18,521,000	19,646,006
0.88%, 06/30/26	46,000,000	45,987,422
1.88%, 06/30/26	16,701,000	17,515,826
1.88%, 07/31/26	18,127,000	19,015,648
1.50%, 08/15/26	41,871,000	43,123,859
1.38%, 08/31/26	16,828,000	17,227,008
1.63%, 09/30/26	14,305,000	14,820,762
1.63%, 10/31/26	18,772,000	19,444,419
2.00%, 11/15/26	40,736,000	42,990,801
1.63%, 11/30/26	12,488,000	12,931,909
1.75%, 12/31/26	19,109,000	19,915,907
1.50%, 01/31/27	16,207,000	16,661,556
2.25%, 02/15/27	35,820,000	38,291,021
1.13%, 02/28/27	12,617,000	12,708,670
0.63%, 03/31/27	16,801,000	16,439,385
0.50%, 04/30/27	23,476,000	22,770,803
2.38%, 05/15/27	43,462,000	46,796,350
0.50%, 05/31/27	27,838,000	26,955,013
0.50%, 06/30/27	28,627,000	27,696,623
0.38%, 07/31/27	33,016,000	31,652,800
2.25%, 08/15/27	32,338,000	34,589,028
0.50%, 08/31/27	31,209,000	30,099,618
0.38%, 09/30/27	35,979,000	34,383,837
0.50%, 10/31/27	36,174,000	34,786,388
2.25%, 11/15/27	33,569,000	35,913,585
0.63%, 11/30/27	39,059,000	37,815,520
0.63%, 12/31/27	40,613,000	39,267,694
0.75%, 01/31/28	45,802,000	44,596,119
2.75%, 02/15/28	45,030,000	49,624,467
1.13%, 02/29/28	45,495,000	45,370,600
1.25%, 03/31/28	34,668,000	34,814,256
1.25%, 04/30/28	45,580,000	45,740,242
2.88%, 05/15/28	48,344,000	53,714,716
1.25%, 05/31/28	45,435,000	45,559,237
1.25%, 06/30/28	46,000,000	46,082,657
2.88%, 08/15/28	48,217,000	53,626,345

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 11/15/28	45,607,000	51,596,482
2.63%, 02/15/29	44,707,000	49,031,005
2.38%, 05/15/29	37,903,000	40,908,590
1.63%, 08/15/29	33,446,000	34,214,213
1.75%, 11/15/29	25,125,000	25,939,600
1.50%, 02/15/30	44,576,000	45,025,243
0.63%, 05/15/30	60,075,000	56,165,432
0.63%, 08/15/30	71,400,000	66,541,454
0.88%, 11/15/30	86,193,000	81,991,091
1.13%, 02/15/31	86,532,999	84,038,416
1.63%, 05/15/31	57,453,000	58,355,192
Total Treasuries
(Cost $3,343,495,740)		3,349,080,035
Security	Number of Shares	Value ($)
Short-Term Investment 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,658,268	1,658,268
Total Short-Term Investment
(Cost $1,658,268)		1,658,268
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$3,349,080,035	$—	$3,349,080,035
Short-Term Investment[1]	1,658,268	—	—	1,658,268
Total	$1,658,268	$3,349,080,035	$—	$3,350,738,303
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $3,345,154,008)		$3,350,738,303
Cash		2,356,072
Receivables:
Investments sold		254,322,501
Fund shares sold		76,702,168
Interest		11,676,791
Dividends	+	19
Total assets		3,695,795,854
Liabilities
Payables:
Investments bought		190,147,891
Management fees		138,323
Fund shares redeemed	+	144,960,663
Total liabilities		335,246,877
Net Assets
Total assets		3,695,795,854
Total liabilities	–	335,246,877
Net assets		$3,360,548,977
Net Assets by Source
Capital received from investors		3,330,911,776
Total distributable earnings		29,637,201

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,360,548,977		59,100,000		$56.86

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities - unaffiliated		$19,565,481
Dividends received from securities - unaffiliated	+	275
Total investment income		19,565,756
Expenses
Management fees		928,425
Total expenses	–	928,425
Net investment income		18,637,331
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(22,685,466)
Net realized gains on sales of in-kind securities - unaffiliated	+	46,965,895
Net realized gains		24,280,429
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(121,310,693)
Net realized and unrealized losses		(97,030,264)
Decrease in net assets resulting from operations		($78,392,933)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$18,637,331	$68,855,042
Net realized gains		24,280,429	314,577,533
Net change in unrealized appreciation (depreciation)	+	(121,310,693)	(12,306,381)
Increase (decrease) in net assets resulting from operations		(78,392,933)	371,126,194
Distributions to Shareholders
Total distributions		($16,244,610)	($68,701,360)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,800,000	$1,187,753,038	53,250,000	$3,088,045,843
Shares redeemed	+	(29,600,000)	(1,685,276,379)	(71,500,000)	(4,173,504,097)
Net transactions in fund shares		(8,800,000)	($497,523,341)	(18,250,000)	($1,085,458,254)
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		67,900,000	$3,952,709,861	86,150,000	$4,735,743,281
Total decrease	+	(8,800,000)	(592,160,884)	(18,250,000)	(783,033,420)
End of period		59,100,000	$3,360,548,977	67,900,000	$3,952,709,861

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Long-Term U.S. Treasury ETF
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$54.87	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.41	0.86	0.22
Net realized and unrealized gains (losses)	(4.77)	7.50	(2.67)
Total from investment operations	(4.36)	8.36	(2.45)
Less distributions:
Distributions from net investment income	(0.35)	(0.83)	(0.21)
Net asset value at end of period	$50.16	$54.87	$47.34
Total return	(7.94%) [3]	17.64%	(4.91%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [4],[5]
Net investment income (loss)	1.66% [4]	1.55%	2.07% [4]
Portfolio turnover rate[6]	26% [3]	45%	3% [3]
Net assets, end of period (x 1,000)	$80,260	$90,535	$18,935

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
4.50%, 02/15/36	338,400	464,454
4.75%, 02/15/37	201,200	285,578
5.00%, 05/15/37	259,600	378,286
4.38%, 02/15/38	273,200	376,013
4.50%, 05/15/38	309,100	431,581
3.50%, 02/15/39	318,700	398,549
4.25%, 05/15/39	470,200	643,292
4.50%, 08/15/39	502,300	707,929
4.38%, 11/15/39	540,300	751,481
4.63%, 02/15/40	544,300	781,071
1.13%, 05/15/40	1,713,200	1,479,776
4.38%, 05/15/40	527,000	736,277
1.13%, 08/15/40	2,141,900	1,843,373
3.88%, 08/15/40	523,800	688,592
1.38%, 11/15/40	2,572,000	2,310,982
4.25%, 11/15/40	520,200	717,510
1.88%, 02/15/41	3,007,800	2,945,999
4.75%, 02/15/41	551,500	808,766
2.25%, 05/15/41	2,061,000	2,145,050
4.38%, 05/15/41	509,200	715,267
3.75%, 08/15/41	515,200	669,237
3.13%, 11/15/41	541,000	644,889
3.13%, 02/15/42	572,400	683,034
3.00%, 05/15/42	532,400	623,282
2.75%, 08/15/42	622,300	701,303
2.75%, 11/15/42	911,200	1,026,239
3.13%, 02/15/43	780,900	933,053
2.88%, 05/15/43	1,237,900	1,423,682
3.63%, 08/15/43	880,800	1,134,168
3.75%, 11/15/43	902,200	1,184,419
3.63%, 02/15/44	990,300	1,279,963
3.38%, 05/15/44	973,200	1,213,611
3.13%, 08/15/44	1,221,100	1,465,606
3.00%, 11/15/44	1,102,500	1,298,108
2.50%, 02/15/45	1,393,300	1,507,812
3.00%, 05/15/45	818,400	965,264
2.88%, 08/15/45	1,046,800	1,210,444
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 11/15/45	527,100	623,296
2.50%, 02/15/46	1,244,400	1,348,424
2.50%, 05/15/46	1,241,100	1,344,751
2.25%, 08/15/46	1,368,500	1,415,221
2.88%, 11/15/46	969,700	1,125,307
3.00%, 02/15/47	1,235,300	1,467,305
3.00%, 05/15/47	918,400	1,091,892
2.75%, 08/15/47	1,325,500	1,507,446
2.75%, 11/15/47	1,379,400	1,569,930
3.00%, 02/15/48	1,563,300	1,863,014
3.13%, 05/15/48	1,647,800	2,009,544
3.00%, 08/15/48	1,824,400	2,178,020
3.38%, 11/15/48	1,818,200	2,321,188
3.00%, 02/15/49	1,954,000	2,338,999
2.88%, 05/15/49	1,954,600	2,288,714
2.25%, 08/15/49	1,984,700	2,056,025
2.38%, 11/15/49	1,689,100	1,798,496
2.00%, 02/15/50	2,091,000	2,054,407
1.25%, 05/15/50	2,424,600	1,980,027
1.38%, 08/15/50	2,736,000	2,306,576
1.63%, 11/15/50	2,717,800	2,440,712
1.88%, 02/15/51	3,021,800	2,884,166
2.38%, 05/15/51	2,061,000	2,200,762
Total Treasuries
(Cost $84,587,016)		79,788,162
Security	Number of Shares	Value ($)
Short-Term Investment 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	83	83
Total Short-Term Investment
(Cost $83)		83
(a)	The rate shown is the 7-day yield.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$79,788,162	$—	$79,788,162
Short-Term Investment[1]	83	—	—	83
Total	$83	$79,788,162	$—	$79,788,245
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $84,587,099)		$79,788,245
Receivables:
Investments sold		2,011,023
Interest	+	475,147
Total assets		82,274,415
Liabilities
Payables:
Investments bought		2,010,890
Management fees	+	3,026
Total liabilities		2,013,916
Net Assets
Total assets		82,274,415
Total liabilities	–	2,013,916
Net assets		$80,260,499
Net Assets by Source
Capital received from investors		90,149,205
Total distributable loss		(9,888,706)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$80,260,499		1,600,000		$50.16

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — unaffiliated		$699,726
Dividends received from securities — unaffiliated	+	16
Total investment income		699,742
Expenses
Management fees		20,423
Total expenses	–	20,423
Net investment income		679,319
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — unaffiliated		(2,662,773)
Net realized losses on sales of in-kind securities — unaffiliated	+	(1,934,544)
Net realized losses		(4,597,317)
Net change in unrealized appreciation (depreciation) on securities — unaffiliated	+	(5,103,281)
Net realized and unrealized losses		(9,700,598)
Decrease in net assets resulting from operations		($9,021,279)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$679,319	$911,800
Net realized gains (losses)		(4,597,317)	1,324,543
Net change in unrealized appreciation (depreciation)	+	(5,103,281)	913,961
Increase (decrease) in net assets resulting from operations		(9,021,279)	3,150,304
Distributions to Shareholders
Total distributions		($577,780)	($911,465)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		900,000	$45,400,396	1,550,000	$86,042,044
Shares redeemed	+	(950,000)	(46,076,188)	(300,000)	(16,680,585)
Net transactions in fund shares		(50,000)	($675,792)	1,250,000	$69,361,459
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,650,000	$90,535,350	400,000	$18,935,052
Total increase (decrease)	+	(50,000)	(10,274,851)	1,250,000	71,600,298
End of period		1,600,000	$80,260,499	1,650,000	$90,535,350

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	1/1/19– 12/31/19	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16
Per-Share Data
Net asset value at beginning of period	$56.05	$53.43	$50.59	$52.07	$51.55	$51.41
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	1.19	1.43	1.35	1.18	1.06
Net realized and unrealized gains (losses)	(1.43)	2.79	2.90	(1.42)	0.59	0.23 [2]
Total from investment operations	(0.95)	3.98	4.33	(0.07)	1.77	1.29
Less distributions:
Distributions from net investment income	(0.50)	(1.36)	(1.49)	(1.41)	(1.25)	(1.15)
Net asset value at end of period	$54.60	$56.05	$53.43	$50.59	$52.07	$51.55
Total return	(1.69%) [3]	7.50%	8.64%	(0.09%)	3.46%	2.49%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04%	0.04%	0.04%	0.05% [5]
Net investment income (loss)	1.77% [4]	2.14%	2.71%	2.67%	2.26%	2.01%
Portfolio turnover rate[6],[7]	25% [3]	68%	63%	71%	101%	119%
Net assets, end of period (x 1,000)	$8,970,213	$8,732,745	$7,383,509	$5,544,583	$4,925,693	$3,309,447

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
Annualized.
5
Effective October 7, 2016, the annual operating expense ratio was reduced. The ratio presented for the period ended 12/31/16 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
7
Includes to-be-announced (TBA) transactions. (See financial note 2)

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.2% of net assets

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	100,000	104,372
1.45%, 10/02/23 (a)	200,000	203,172
3.88%, 05/21/24 (a)	250,000	269,585
5.13%, 09/30/24	400,000	451,392
4.63%, 03/30/25	150,000	167,961
5.80%, 05/01/25 (a)	250,000	290,815
8.00%, 11/01/31	700,000	1,007,811
8.00%, 11/01/31	400,000	565,408
American Express Co.
2.75%, 05/20/22 (a)	275,000	280,445
2.50%, 08/01/22 (a)	700,000	715,127
2.65%, 12/02/22	450,000	464,909
3.40%, 02/27/23 (a)	600,000	628,326
3.70%, 08/03/23 (a)	800,000	852,128
3.40%, 02/22/24 (a)	325,000	347,916
2.50%, 07/30/24 (a)	450,000	474,440
3.00%, 10/30/24 (a)	700,000	751,128
4.20%, 11/06/25 (a)	400,000	453,152
3.13%, 05/20/26 (a)	50,000	54,688
4.05%, 12/03/42	400,000	479,580
American Express Credit Corp.
3.30%, 05/03/27 (a)	550,000	608,822
Australia & New Zealand Banking Group Ltd.
2.63%, 11/09/22	500,000	515,610
2.05%, 11/21/22	250,000	256,073
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	600,000	602,220
1.13%, 09/18/25	200,000	198,524
Banco Santander S.A.
3.13%, 02/23/23	200,000	208,276
3.85%, 04/12/23	600,000	634,452
2.71%, 06/27/24	600,000	631,824
2.75%, 05/28/25	600,000	632,502
5.18%, 11/19/25	400,000	458,100
4.25%, 04/11/27	200,000	225,728
3.80%, 02/23/28	600,000	663,984
4.38%, 04/12/28	400,000	457,544
3.31%, 06/27/29	600,000	652,794
3.49%, 05/28/30	400,000	432,488
2.75%, 12/03/30	450,000	446,571
2.96%, 03/25/31	600,000	619,326
Bancolombia S.A.
3.00%, 01/29/25 (a)	350,000	359,093
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America Corp.
2.50%, 10/21/22 (a)	1,500,000	1,510,080
3.30%, 01/11/23	1,900,000	1,983,315
4.10%, 07/24/23	500,000	537,470
3.00%, 12/20/23 (a)(b)	2,100,000	2,176,965
4.13%, 01/22/24	950,000	1,034,730
3.55%, 03/05/24 (a)(b)	1,000,000	1,050,780
4.00%, 04/01/24	850,000	927,256
0.52%, 06/14/24 (a)(b)	500,000	499,920
3.86%, 07/23/24 (a)(b)	750,000	799,635
4.20%, 08/26/24	950,000	1,042,862
0.81%, 10/24/24 (a)(b)	400,000	401,548
4.00%, 01/22/25	750,000	822,937
3.46%, 03/15/25 (a)(b)	1,175,000	1,256,392
3.95%, 04/21/25	1,150,000	1,263,286
0.98%, 04/22/25 (a)(b)	500,000	501,750
3.88%, 08/01/25	1,850,000	2,056,238
0.98%, 09/25/25 (a)(b)	750,000	749,557
3.09%, 10/01/25 (a)(b)	350,000	373,002
2.46%, 10/22/25 (a)(b)	850,000	890,001
3.37%, 01/23/26 (a)(b)	500,000	539,125
2.02%, 02/13/26 (a)(b)	600,000	619,110
4.45%, 03/03/26	700,000	794,535
3.50%, 04/19/26	1,000,000	1,101,250
1.32%, 06/19/26 (a)(b)	350,000	351,001
4.25%, 10/22/26	650,000	734,584
1.20%, 10/24/26 (a)(b)	700,000	694,652
1.66%, 03/11/27 (a)(b)	500,000	504,435
3.56%, 04/23/27 (a)(b)	750,000	821,670
1.73%, 07/22/27 (a)(b)	700,000	705,992
3.25%, 10/21/27 (a)	1,000,000	1,085,690
4.18%, 11/25/27 (a)	1,200,000	1,344,468
3.82%, 01/20/28 (a)(b)	1,250,000	1,389,062
3.71%, 04/24/28 (a)(b)	500,000	553,245
3.59%, 07/21/28 (a)(b)	850,000	935,450
3.42%, 12/20/28 (a)(b)	2,100,000	2,290,974
3.97%, 03/05/29 (a)(b)	1,000,000	1,128,140
4.27%, 07/23/29 (a)(b)	650,000	747,565
3.97%, 02/07/30 (a)(b)	950,000	1,077,946
3.19%, 07/23/30 (a)(b)	1,500,000	1,616,220
2.88%, 10/22/30 (a)(b)	800,000	842,488
2.50%, 02/13/31 (a)(b)	1,200,000	1,227,816
2.59%, 04/29/31 (a)(b)	1,060,000	1,092,023
1.90%, 07/23/31 (a)(b)	1,000,000	971,400
1.92%, 10/24/31 (a)(b)	950,000	926,592
2.65%, 03/11/32 (a)(b)	750,000	770,602
2.69%, 04/22/32 (a)(b)	1,500,000	1,545,855
6.11%, 01/29/37	650,000	893,464
4.24%, 04/24/38 (a)(b)	700,000	833,560
7.75%, 05/14/38	750,000	1,188,832
4.08%, 04/23/40 (a)(b)	550,000	644,556
2.68%, 06/19/41 (a)(b)	1,550,000	1,509,684
5.88%, 02/07/42	550,000	791,483

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.31%, 04/22/42 (a)(b)	1,000,000	1,059,110
5.00%, 01/21/44	650,000	866,378
4.88%, 04/01/44	250,000	326,553
4.75%, 04/21/45	200,000	256,060
4.44%, 01/20/48 (a)(b)	750,000	930,187
3.95%, 01/23/49 (a)(b)	400,000	464,944
4.33%, 03/15/50 (a)(b)	1,025,000	1,265,229
4.08%, 03/20/51 (a)(b)	2,000,000	2,390,640
2.83%, 10/24/51 (a)(b)	350,000	342,640
3.48%, 03/13/52 (a)(b)	300,000	328,716
Bank of America NA
6.00%, 10/15/36	350,000	490,658
Bank of Montreal
2.35%, 09/11/22	400,000	410,184
2.05%, 11/01/22	200,000	204,702
2.55%, 11/06/22 (a)	450,000	462,771
0.45%, 12/08/23	350,000	350,189
3.30%, 02/05/24	650,000	696,475
2.50%, 06/28/24	400,000	422,312
1.85%, 05/01/25	475,000	491,036
0.95%, 01/22/27 (a)(b)	300,000	294,966
4.34%, 10/05/28 (a)(b)	300,000	322,026
3.80%, 12/15/32 (a)(b)	429,000	473,419
Bank of New York Mellon Corp.
1.95%, 08/23/22	550,000	560,725
1.85%, 01/27/23 (a)	300,000	307,029
2.95%, 01/29/23 (a)	500,000	519,915
3.50%, 04/28/23	250,000	264,518
3.45%, 08/11/23	250,000	266,365
2.20%, 08/16/23 (a)	500,000	518,245
0.35%, 12/07/23 (a)	150,000	149,819
3.65%, 02/04/24 (a)	100,000	107,818
3.25%, 09/11/24 (a)	350,000	378,623
2.10%, 10/24/24	320,000	335,629
3.00%, 02/24/25 (a)	250,000	269,063
1.60%, 04/24/25 (a)	450,000	462,317
3.95%, 11/18/25 (a)	950,000	1,066,479
0.75%, 01/28/26 (a)	150,000	148,511
2.45%, 08/17/26 (a)	200,000	212,526
3.25%, 05/16/27 (a)	300,000	330,126
3.40%, 01/29/28 (a)	250,000	278,683
3.44%, 02/07/28 (a)(b)	300,000	330,732
1.65%, 07/14/28 (a)	100,000	100,403
3.00%, 10/30/28 (a)	350,000	382,463
3.30%, 08/23/29 (a)	250,000	277,473
Bank of Nova Scotia
2.00%, 11/15/22	400,000	409,188
2.38%, 01/18/23	250,000	257,845
1.95%, 02/01/23	350,000	358,845
1.63%, 05/01/23	550,000	562,391
0.80%, 06/15/23	150,000	151,154
3.40%, 02/11/24	500,000	535,645
0.70%, 04/15/24	250,000	250,338
2.20%, 02/03/25	400,000	417,764
1.30%, 06/11/25	550,000	555,588
4.50%, 12/16/25	600,000	680,886
1.05%, 03/02/26	250,000	247,605
1.35%, 06/24/26	250,000	250,028
2.70%, 08/03/26	650,000	694,596
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	228,112
5.13%, 06/11/30 (a)	250,000	291,673
Barclays Bank PLC
3.75%, 05/15/24	400,000	435,068
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Barclays PLC
3.68%, 01/10/23 (a)	550,000	559,383
4.34%, 05/16/24 (a)(b)	750,000	799,725
4.38%, 09/11/24	200,000	218,498
1.01%, 12/10/24 (a)(b)	250,000	251,005
3.65%, 03/16/25	800,000	867,848
3.93%, 05/07/25 (a)(b)	700,000	755,566
4.38%, 01/12/26	900,000	1,008,828
5.20%, 05/12/26	850,000	973,802
4.34%, 01/10/28 (a)	400,000	447,588
4.84%, 05/09/28 (a)	700,000	786,653
4.97%, 05/16/29 (a)(b)	950,000	1,114,141
5.09%, 06/20/30 (a)(b)	500,000	582,295
2.65%, 06/24/31 (a)(b)	200,000	202,760
2.67%, 03/10/32 (a)(b)	750,000	755,565
3.56%, 09/23/35 (a)(b)	400,000	417,396
5.25%, 08/17/45	500,000	665,790
4.95%, 01/10/47	500,000	646,345
BBVA USA
2.50%, 08/27/24 (a)	250,000	263,248
3.88%, 04/10/25 (a)	250,000	275,688
BNP Paribas S.A.
3.25%, 03/03/23	375,000	392,963
4.25%, 10/15/24	300,000	332,298
BPCE S.A.
4.00%, 04/15/24	500,000	545,650
3.38%, 12/02/26	250,000	275,898
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	255,743
0.45%, 06/22/23	500,000	499,980
0.95%, 06/23/23	500,000	504,795
2.61%, 07/22/23 (a)(b)	100,000	102,356
3.50%, 09/13/23	700,000	747,894
0.50%, 12/14/23	300,000	299,283
3.10%, 04/02/24	250,000	265,923
2.25%, 01/28/25	250,000	261,475
0.95%, 10/23/25	200,000	199,172
Capital One Bank USA NA
3.38%, 02/15/23	500,000	523,175
2.28%, 01/28/26 (a)(b)	500,000	519,060
Capital One Financial Corp.
3.50%, 06/15/23	1,600,000	1,692,496
3.90%, 01/29/24 (a)	250,000	269,880
3.30%, 10/30/24 (a)	700,000	754,404
3.20%, 02/05/25 (a)	500,000	537,515
4.20%, 10/29/25 (a)	550,000	614,542
3.75%, 07/28/26 (a)	450,000	496,701
3.75%, 03/09/27 (a)	250,000	278,305
3.65%, 05/11/27 (a)	450,000	500,656
3.80%, 01/31/28 (a)	550,000	621,098
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	263,178
Citibank NA
3.65%, 01/23/24 (a)	850,000	915,025
Citigroup, Inc.
4.05%, 07/30/22	100,000	103,927
2.70%, 10/27/22 (a)	500,000	514,405
3.50%, 05/15/23	600,000	632,634
2.88%, 07/24/23 (a)(b)	950,000	974,424
3.88%, 10/25/23	450,000	485,757
4.04%, 06/01/24 (a)(b)	450,000	479,646
3.75%, 06/16/24	500,000	544,275
4.00%, 08/05/24	250,000	272,793
0.78%, 10/30/24 (a)(b)	500,000	501,305
3.88%, 03/26/25	450,000	494,248
3.35%, 04/24/25 (a)(b)	550,000	586,734

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 04/27/25	765,000	832,389
0.98%, 05/01/25 (a)(b)	500,000	501,340
4.40%, 06/10/25	750,000	838,192
5.50%, 09/13/25	750,000	874,567
3.70%, 01/12/26	950,000	1,050,491
4.60%, 03/09/26	800,000	911,672
3.11%, 04/08/26 (a)(b)	1,100,000	1,177,385
3.40%, 05/01/26	600,000	656,220
3.20%, 10/21/26 (a)	1,000,000	1,083,880
4.30%, 11/20/26	500,000	565,385
1.12%, 01/28/27 (a)(b)	600,000	591,804
1.46%, 06/09/27 (a)(b)	800,000	796,792
4.45%, 09/29/27	1,150,000	1,314,208
3.89%, 01/10/28 (a)(b)	1,050,000	1,169,112
6.63%, 01/15/28	500,000	642,860
3.67%, 07/24/28 (a)(b)	1,500,000	1,657,245
4.13%, 07/25/28	900,000	1,015,443
3.52%, 10/27/28 (a)(b)	900,000	986,139
4.08%, 04/23/29 (a)(b)	300,000	340,830
3.98%, 03/20/30 (a)(b)	950,000	1,078,734
2.98%, 11/05/30 (a)(b)	900,000	955,134
2.67%, 01/29/31 (a)(b)	750,000	776,167
4.41%, 03/31/31 (a)(b)	1,350,000	1,579,095
2.57%, 06/03/31 (a)(b)	1,100,000	1,131,383
2.56%, 05/01/32 (a)(b)	250,000	254,878
6.63%, 06/15/32	300,000	408,606
5.88%, 02/22/33	350,000	459,459
6.00%, 10/31/33	350,000	465,721
3.88%, 01/24/39 (a)(b)	800,000	920,768
8.13%, 07/15/39	300,000	518,763
5.32%, 03/26/41 (a)(b)	600,000	806,334
5.88%, 01/30/42	400,000	576,576
6.68%, 09/13/43	450,000	692,937
5.30%, 05/06/44	300,000	403,278
4.65%, 07/30/45	500,000	645,555
4.75%, 05/18/46	650,000	827,781
4.28%, 04/24/48 (a)(b)	350,000	435,953
4.65%, 07/23/48 (a)	800,000	1,048,792
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	263,190
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	300,000	335,022
2.85%, 07/27/26 (a)	150,000	160,028
2.50%, 02/06/30 (a)	200,000	205,488
3.25%, 04/30/30 (a)	450,000	487,741
2.64%, 09/30/32 (a)	250,000	251,063
Comerica Bank
4.00%, 07/27/25	250,000	276,570
Comerica, Inc.
3.70%, 07/31/23 (a)	300,000	319,152
4.00%, 02/01/29 (a)	300,000	344,994
Cooperatieve Rabobank UA
2.75%, 01/10/23	250,000	259,123
4.63%, 12/01/23	450,000	492,079
0.38%, 01/12/24	250,000	249,148
3.38%, 05/21/25	500,000	546,605
4.38%, 08/04/25	750,000	836,842
3.75%, 07/21/26	250,000	275,100
5.25%, 05/24/41	650,000	899,931
5.75%, 12/01/43	500,000	707,620
5.25%, 08/04/45	500,000	671,885
Credit Suisse AG
1.00%, 05/05/23	500,000	505,215
0.50%, 02/02/24	250,000	249,208
3.63%, 09/09/24	1,300,000	1,411,956
2.95%, 04/09/25	500,000	536,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse Group AG
3.80%, 06/09/23	600,000	635,646
3.75%, 03/26/25	1,250,000	1,356,337
4.55%, 04/17/26	750,000	849,472
4.88%, 05/15/45	500,000	632,115
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	520,125
Credit Suisse USA, Inc.
7.13%, 07/15/32	300,000	435,678
Deutsche Bank AG
3.95%, 02/27/23	500,000	525,095
0.90%, 05/28/24	600,000	597,984
3.70%, 05/30/24	299,000	321,290
3.70%, 05/30/24	250,000	268,345
2.22%, 09/18/24 (a)(b)	500,000	513,575
3.96%, 11/26/25 (a)(b)	700,000	757,869
4.10%, 01/13/26	350,000	384,559
4.10%, 01/13/26	400,000	439,028
1.69%, 03/19/26	300,000	302,829
2.13%, 11/24/26 (a)(b)	550,000	558,783
3.55%, 09/18/31 (a)(b)	600,000	639,264
3.04%, 05/28/32 (a)(b)	300,000	305,217
Discover Bank
4.20%, 08/08/23	500,000	538,665
2.45%, 09/12/24 (a)	250,000	261,755
4.68%, 08/09/28 (a)(b)	250,000	265,723
4.65%, 09/13/28 (a)	1,000,000	1,174,470
Discover Financial Services
3.85%, 11/21/22	800,000	838,288
3.95%, 11/06/24 (a)	200,000	218,442
Fifth Third Bancorp
1.63%, 05/05/23 (a)	200,000	204,050
4.30%, 01/16/24 (a)	250,000	271,198
3.65%, 01/25/24 (a)	575,000	616,417
2.38%, 01/28/25 (a)	50,000	52,434
2.55%, 05/05/27 (a)	250,000	264,670
3.95%, 03/14/28 (a)	200,000	230,522
8.25%, 03/01/38	350,000	584,920
Fifth Third Bank NA
1.80%, 01/30/23 (a)	500,000	511,030
3.95%, 07/28/25 (a)	250,000	280,448
3.85%, 03/15/26 (a)	500,000	555,275
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	309,318
First Horizon Corp.
3.55%, 05/26/23 (a)	100,000	105,194
4.00%, 05/26/25 (a)	200,000	220,778
First Republic Bank
4.38%, 08/01/46 (a)	250,000	306,783
4.63%, 02/13/47 (a)	250,000	321,225
Goldman Sachs Capital I
6.35%, 02/15/34	500,000	700,675
Goldman Sachs Group, Inc.
3.63%, 01/22/23	800,000	839,720
0.48%, 01/27/23 (a)	850,000	850,076
3.20%, 02/23/23 (a)	600,000	625,938
2.91%, 06/05/23 (a)(b)	250,000	255,628
2.91%, 07/24/23 (a)(b)	800,000	820,152
0.63%, 11/17/23 (a)(b)	850,000	850,603
3.63%, 02/20/24 (a)	600,000	643,446
4.00%, 03/03/24	1,050,000	1,140,867
0.67%, 03/08/24 (a)(b)	750,000	751,477
3.85%, 07/08/24 (a)	700,000	757,358
3.50%, 01/23/25 (a)	1,000,000	1,081,520
3.50%, 04/01/25 (a)	1,300,000	1,410,643

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 05/22/25 (a)	700,000	766,346
3.27%, 09/29/25 (a)(b)	900,000	963,081
4.25%, 10/21/25	900,000	1,007,208
0.86%, 02/12/26 (a)(b)	150,000	148,935
3.75%, 02/25/26 (a)	350,000	387,454
3.50%, 11/16/26 (a)	1,000,000	1,087,700
1.09%, 12/09/26 (a)(b)	750,000	738,840
5.95%, 01/15/27	265,000	323,080
3.85%, 01/26/27 (a)	1,195,000	1,318,324
1.43%, 03/09/27 (a)(b)	1,200,000	1,196,856
1.54%, 09/10/27 (a)(b)	500,000	498,640
3.69%, 06/05/28 (a)(b)	850,000	939,462
3.81%, 04/23/29 (a)(b)	675,000	755,190
4.22%, 05/01/29 (a)(b)	950,000	1,085,061
2.60%, 02/07/30 (a)	700,000	726,635
3.80%, 03/15/30 (a)	850,000	957,202
1.99%, 01/27/32 (a)(b)	800,000	777,304
2.62%, 04/22/32 (a)(b)	1,400,000	1,432,830
6.13%, 02/15/33	200,000	272,460
6.45%, 05/01/36	400,000	567,384
6.75%, 10/01/37	1,950,000	2,841,988
4.02%, 10/31/38 (a)(b)	900,000	1,056,771
4.41%, 04/23/39 (a)(b)	600,000	731,670
6.25%, 02/01/41	950,000	1,410,892
3.21%, 04/22/42 (a)(b)	800,000	837,768
4.80%, 07/08/44 (a)	675,000	881,948
5.15%, 05/22/45	700,000	936,992
4.75%, 10/21/45 (a)	500,000	654,695
HSBC Bank USA NA
5.88%, 11/01/34	250,000	328,353
5.63%, 08/15/35	250,000	321,350
7.00%, 01/15/39	250,000	389,665
HSBC Holdings PLC
3.60%, 05/25/23	700,000	741,300
3.03%, 11/22/23 (a)(b)	250,000	259,005
4.25%, 03/14/24	1,150,000	1,246,784
3.95%, 05/18/24 (a)(b)	500,000	531,095
3.80%, 03/11/25 (a)(b)	850,000	914,481
0.98%, 05/24/25 (a)(b)	200,000	199,948
4.25%, 08/18/25	400,000	442,884
2.63%, 11/07/25 (a)(b)	250,000	262,503
4.30%, 03/08/26	1,300,000	1,467,830
1.65%, 04/18/26 (a)(b)	750,000	760,410
3.90%, 05/25/26	1,100,000	1,224,201
2.10%, 06/04/26 (a)(b)	850,000	874,667
4.29%, 09/12/26 (a)(b)	1,000,000	1,113,510
4.38%, 11/23/26	500,000	564,575
1.59%, 05/24/27 (a)(b)	750,000	751,432
4.04%, 03/13/28 (a)(b)	700,000	777,084
2.01%, 09/22/28 (a)(b)	650,000	652,600
4.58%, 06/19/29 (a)(b)	1,250,000	1,445,650
4.95%, 03/31/30	850,000	1,026,570
3.97%, 05/22/30 (a)(b)	1,000,000	1,119,590
2.85%, 06/04/31 (a)(b)	250,000	259,690
2.36%, 08/18/31 (a)(b)	500,000	500,905
7.63%, 05/17/32	287,000	405,422
2.80%, 05/24/32 (a)(b)	800,000	821,696
6.50%, 05/02/36	650,000	896,499
6.50%, 09/15/37	750,000	1,045,447
6.80%, 06/01/38	650,000	935,844
6.10%, 01/14/42	200,000	291,674
5.25%, 03/14/44	495,000	642,574
HSBC USA, Inc.
3.50%, 06/23/24	200,000	216,772
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	250,000	264,130
4.00%, 05/15/25 (a)	50,000	55,536
2.55%, 02/04/30 (a)	250,000	260,800
Huntington National Bank
2.50%, 08/07/22 (a)	500,000	511,345
3.55%, 10/06/23 (a)	500,000	533,205
ING Groep N.V.
4.10%, 10/02/23	400,000	431,296
3.55%, 04/09/24	250,000	269,348
3.95%, 03/29/27	700,000	787,094
1.73%, 04/01/27 (a)(b)	300,000	302,799
4.55%, 10/02/28	500,000	587,660
4.05%, 04/09/29	255,000	291,802
2.73%, 04/01/32 (a)(b)	250,000	257,763
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	221,280
JPMorgan Chase & Co.
3.25%, 09/23/22	1,150,000	1,191,411
2.97%, 01/15/23 (a)	500,000	507,130
3.20%, 01/25/23	1,091,000	1,139,888
3.38%, 05/01/23	1,075,000	1,131,996
2.70%, 05/18/23 (a)	750,000	779,827
3.88%, 02/01/24	670,000	726,474
0.70%, 03/16/24 (a)(b)	750,000	752,707
3.56%, 04/23/24 (a)(b)	700,000	738,199
3.63%, 05/13/24	500,000	542,215
1.51%, 06/01/24 (a)(b)	100,000	101,909
3.80%, 07/23/24 (a)(b)	890,000	948,072
3.88%, 09/10/24	1,150,000	1,254,374
0.65%, 09/16/24 (a)(b)	350,000	350,378
4.02%, 12/05/24 (a)(b)	700,000	755,678
3.13%, 01/23/25 (a)	1,000,000	1,073,740
0.56%, 02/16/25 (a)(b)	300,000	298,308
3.22%, 03/01/25 (a)(b)	900,000	956,142
0.97%, 06/23/25 (a)(b)	700,000	700,994
3.90%, 07/15/25 (a)	750,000	829,740
7.75%, 07/15/25	100,000	125,845
2.30%, 10/15/25 (a)(b)	650,000	676,851
2.01%, 03/13/26 (a)(b)	700,000	723,065
3.30%, 04/01/26 (a)	925,000	1,012,070
2.08%, 04/22/26 (a)(b)	1,250,000	1,293,400
3.20%, 06/15/26 (a)	799,000	870,614
2.95%, 10/01/26 (a)	1,275,000	1,374,539
7.63%, 10/15/26	400,000	522,576
1.05%, 11/19/26 (a)(b)	700,000	691,677
4.13%, 12/15/26	700,000	792,736
3.96%, 01/29/27 (a)(b)	700,000	780,080
1.04%, 02/04/27 (a)(b)	750,000	737,745
1.58%, 04/22/27 (a)(b)	500,000	502,850
8.00%, 04/29/27	200,000	270,106
4.25%, 10/01/27	493,000	562,626
3.63%, 12/01/27 (a)	500,000	549,820
3.78%, 02/01/28 (a)(b)	1,000,000	1,110,710
3.54%, 05/01/28 (a)(b)	1,050,000	1,154,065
2.18%, 06/01/28 (a)(b)	500,000	512,210
3.51%, 01/23/29 (a)(b)	750,000	826,665
4.01%, 04/23/29 (a)(b)	750,000	849,952
2.07%, 06/01/29 (a)(b)	750,000	756,007
4.20%, 07/23/29 (a)(b)	1,150,000	1,321,798
4.45%, 12/05/29 (a)(b)	750,000	877,275
3.70%, 05/06/30 (a)(b)	900,000	1,007,541
8.75%, 09/01/30	50,000	75,100
2.74%, 10/15/30 (a)(b)	1,200,000	1,259,400
4.49%, 03/24/31 (a)(b)	1,400,000	1,660,064
2.52%, 04/22/31 (a)(b)	950,000	977,227
2.96%, 05/13/31 (a)(b)	1,000,000	1,052,170

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.76%, 11/19/31 (a)(b)	700,000	672,798
1.95%, 02/04/32 (a)(b)	1,050,000	1,021,492
2.58%, 04/22/32 (a)(b)	1,000,000	1,027,780
6.40%, 05/15/38	900,000	1,325,925
3.88%, 07/24/38 (a)(b)	850,000	979,786
5.50%, 10/15/40	500,000	686,060
3.11%, 04/22/41 (a)(b)	600,000	623,250
5.60%, 07/15/41	350,000	491,064
2.53%, 11/19/41 (a)(b)	500,000	476,700
5.40%, 01/06/42	500,000	688,320
3.16%, 04/22/42 (a)(b)	700,000	729,414
5.63%, 08/16/43	650,000	919,464
4.85%, 02/01/44	100,000	131,364
4.95%, 06/01/45	600,000	795,312
4.26%, 02/22/48 (a)(b)	600,000	730,782
4.03%, 07/24/48 (a)(b)	500,000	591,430
3.96%, 11/15/48 (a)(b)	1,300,000	1,527,799
3.90%, 01/23/49 (a)(b)	500,000	581,670
3.11%, 04/22/51 (a)(b)	800,000	830,088
3.33%, 04/22/52 (a)(b)	1,250,000	1,335,162
KeyBank NA
2.30%, 09/14/22	250,000	255,933
3.38%, 03/07/23	250,000	262,593
1.25%, 03/10/23	500,000	507,755
3.30%, 06/01/25	250,000	273,533
3.90%, 04/13/29	250,000	280,885
KeyCorp
2.25%, 04/06/27	250,000	259,533
4.10%, 04/30/28	1,000,000	1,155,170
2.55%, 10/01/29	150,000	157,253
Lloyds Bank PLC
2.25%, 08/14/22	200,000	204,332
Lloyds Banking Group PLC
1.33%, 06/15/23 (a)(b)	600,000	604,944
4.05%, 08/16/23	500,000	536,100
2.91%, 11/07/23 (a)(b)	500,000	515,740
3.90%, 03/12/24	350,000	379,509
4.50%, 11/04/24	800,000	884,648
4.45%, 05/08/25	200,000	224,430
3.87%, 07/09/25 (a)(b)	400,000	433,572
4.58%, 12/10/25	200,000	224,846
2.44%, 02/05/26 (a)(b)	200,000	208,806
4.65%, 03/24/26	1,050,000	1,189,104
3.75%, 01/11/27	400,000	441,956
4.38%, 03/22/28	750,000	861,997
4.55%, 08/16/28	200,000	233,678
3.57%, 11/07/28 (a)(b)	750,000	819,990
5.30%, 12/01/45	350,000	462,077
4.34%, 01/09/48	600,000	703,884
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	267,658
3.40%, 08/17/27	250,000	275,950
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	700,000	716,891
2.67%, 07/25/22	750,000	768,847
3.46%, 03/02/23	377,000	396,095
3.76%, 07/26/23	750,000	801,030
3.41%, 03/07/24	500,000	535,850
2.80%, 07/18/24	300,000	317,703
0.85%, 09/15/24 (a)(b)	750,000	753,742
2.19%, 02/25/25	850,000	885,122
3.78%, 03/02/25	350,000	384,486
1.41%, 07/17/25	500,000	505,610
3.85%, 03/01/26	750,000	839,227
2.76%, 09/13/26	200,000	212,890
3.68%, 02/22/27	300,000	335,598
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.29%, 07/25/27	550,000	605,979
3.96%, 03/02/28	250,000	284,555
3.74%, 03/07/29	1,000,000	1,126,970
3.20%, 07/18/29	750,000	812,385
2.56%, 02/25/30	400,000	416,276
2.05%, 07/17/30	550,000	549,543
4.29%, 07/26/38	300,000	365,691
4.15%, 03/07/39	150,000	179,858
3.75%, 07/18/39	500,000	570,150
Mizuho Financial Group, Inc.
2.60%, 09/11/22	550,000	564,685
3.55%, 03/05/23	250,000	263,130
2.72%, 07/16/23 (a)(b)	300,000	307,203
1.24%, 07/10/24 (a)(b)	400,000	405,400
0.85%, 09/08/24 (a)(b)	250,000	251,205
3.92%, 09/11/24 (a)(b)	250,000	267,845
2.56%, 09/13/25 (a)(b)	200,000	209,382
2.23%, 05/25/26 (a)(b)	400,000	414,028
3.66%, 02/28/27	400,000	444,216
1.23%, 05/22/27 (a)(b)	250,000	246,398
3.17%, 09/11/27	700,000	762,902
4.02%, 03/05/28	200,000	228,616
4.25%, 09/11/29 (a)(b)	500,000	577,585
3.15%, 07/16/30 (a)(b)	250,000	269,763
2.87%, 09/13/30 (a)(b)	200,000	210,332
2.59%, 05/25/31 (a)(b)	500,000	514,405
2.20%, 07/10/31 (a)(b)	250,000	249,980
1.98%, 09/08/31 (a)(b)	400,000	391,628
Morgan Stanley
4.88%, 11/01/22	950,000	1,005,166
3.13%, 01/23/23	950,000	990,802
3.75%, 02/25/23	650,000	685,158
4.10%, 05/22/23	1,000,000	1,064,930
0.56%, 11/10/23 (a)(b)	550,000	550,847
0.53%, 01/25/24 (a)(b)	550,000	549,873
0.73%, 04/05/24 (a)(b)	750,000	751,762
3.74%, 04/24/24 (a)(b)	1,000,000	1,057,560
3.88%, 04/29/24	1,050,000	1,142,116
3.70%, 10/23/24	1,350,000	1,473,147
0.79%, 05/30/25 (a)(b)	1,100,000	1,095,842
2.72%, 07/22/25 (a)(b)	340,000	358,132
4.00%, 07/23/25	1,400,000	1,559,474
0.86%, 10/21/25 (a)(b)	400,000	400,068
5.00%, 11/24/25	850,000	980,849
3.88%, 01/27/26	1,200,000	1,341,900
2.19%, 04/28/26 (a)(b)	700,000	727,503
3.13%, 07/27/26	1,500,000	1,625,100
6.25%, 08/09/26	350,000	432,989
4.35%, 09/08/26	1,050,000	1,190,511
0.99%, 12/10/26 (a)(b)	500,000	492,860
3.63%, 01/20/27	1,100,000	1,221,396
3.95%, 04/23/27	800,000	894,352
1.59%, 05/04/27 (a)(b)	500,000	503,585
3.59%, 07/22/28 (a)(b)	1,100,000	1,219,383
3.77%, 01/24/29 (a)(b)	850,000	954,915
4.43%, 01/23/30 (a)(b)	1,150,000	1,349,364
2.70%, 01/22/31 (a)(b)	1,650,000	1,728,919
3.62%, 04/01/31 (a)(b)	900,000	1,005,957
1.79%, 02/13/32 (a)(b)	250,000	240,635
7.25%, 04/01/32	400,000	582,548
1.93%, 04/28/32 (a)(b)	600,000	583,956
3.97%, 07/22/38 (a)(b)	500,000	587,240
4.46%, 04/22/39 (a)(b)	250,000	308,830
3.22%, 04/22/42 (a)(b)	750,000	794,452
6.38%, 07/24/42	750,000	1,151,842
4.30%, 01/27/45	1,150,000	1,427,460
4.38%, 01/22/47	700,000	880,481

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.60%, 03/24/51 (a)(b)	850,000	1,269,322
2.80%, 01/25/52 (a)(b)	450,000	442,814
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (a)	150,000	159,998
MUFG Union Bank NA
2.10%, 12/09/22 (a)	250,000	255,920
National Australia Bank Ltd.
2.50%, 05/22/22	250,000	255,120
3.00%, 01/20/23	250,000	260,238
2.88%, 04/12/23	250,000	261,103
3.63%, 06/20/23	250,000	266,003
3.38%, 01/14/26	500,000	550,790
2.50%, 07/12/26	250,000	265,980
National Bank of Canada
2.10%, 02/01/23	350,000	359,160
0.55%, 11/15/24 (a)(b)	250,000	249,108
Natwest Group PLC
3.88%, 09/12/23	750,000	801,367
6.00%, 12/19/23	400,000	448,796
2.36%, 05/22/24 (a)(b)	200,000	206,132
5.13%, 05/28/24	1,050,000	1,166,886
4.52%, 06/25/24 (a)(b)	350,000	375,848
4.27%, 03/22/25 (a)(b)	700,000	759,766
4.80%, 04/05/26	600,000	687,420
1.64%, 06/14/27 (a)(b)	250,000	250,053
3.07%, 05/22/28 (a)(b)	500,000	527,920
4.89%, 05/18/29 (a)(b)	750,000	879,112
3.75%, 11/01/29 (a)(b)	200,000	212,978
5.08%, 01/27/30 (a)(b)	550,000	652,894
4.45%, 05/08/30 (a)(b)	500,000	573,550
3.03%, 11/28/35 (a)(b)	250,000	250,435
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	250,000	271,410
Northern Trust Corp.
3.95%, 10/30/25	450,000	508,153
3.65%, 08/03/28 (a)	250,000	283,128
3.15%, 05/03/29 (a)	250,000	275,398
1.95%, 05/01/30 (a)	250,000	252,270
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	170,844
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	257,503
2.95%, 01/30/23 (a)	750,000	778,260
3.50%, 06/08/23 (a)	250,000	264,723
3.80%, 07/25/23 (a)	500,000	532,840
3.30%, 10/30/24 (a)	250,000	271,495
3.25%, 06/01/25 (a)	500,000	543,985
3.10%, 10/25/27 (a)	550,000	602,569
3.25%, 01/22/28 (a)	500,000	552,425
4.05%, 07/26/28	500,000	578,830
2.70%, 10/22/29	250,000	265,215
PNC Financial Services Group, Inc.
2.85%, 11/09/22	200,000	206,846
3.50%, 01/23/24 (a)	500,000	536,925
2.20%, 11/01/24 (a)	600,000	629,502
2.60%, 07/23/26 (a)	300,000	320,055
3.15%, 05/19/27 (a)	100,000	109,524
3.45%, 04/23/29 (a)	250,000	280,033
2.55%, 01/22/30 (a)	700,000	737,674
Regions Bank
6.45%, 06/26/37	250,000	354,468
Regions Financial Corp.
2.25%, 05/18/25 (a)	550,000	573,402
7.38%, 12/10/37	150,000	228,842
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royal Bank of Canada
1.60%, 04/17/23	550,000	562,144
3.70%, 10/05/23	500,000	536,400
0.50%, 10/26/23	425,000	425,557
0.43%, 01/19/24	750,000	747,840
2.55%, 07/16/24	450,000	475,061
2.25%, 11/01/24	650,000	681,284
1.15%, 06/10/25	200,000	201,220
0.88%, 01/20/26	750,000	740,572
4.65%, 01/27/26	350,000	401,471
1.20%, 04/27/26	350,000	349,832
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	100,000	104,096
3.50%, 06/07/24 (a)	250,000	267,603
3.45%, 06/02/25 (a)	250,000	268,633
4.50%, 07/17/25 (a)	700,000	777,084
4.40%, 07/13/27 (a)	600,000	674,076
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	203,206
3.37%, 01/05/24 (a)(b)	1,550,000	1,613,441
1.09%, 03/15/25 (a)(b)	500,000	502,030
1.53%, 08/21/26 (a)(b)	450,000	451,094
Santander UK PLC
2.10%, 01/13/23	200,000	205,240
4.00%, 03/13/24	400,000	436,004
Signature Bank
4.00%, 10/15/30 (a)(b)	150,000	159,227
State Street Corp.
3.10%, 05/15/23	250,000	262,703
3.70%, 11/20/23	200,000	215,924
3.78%, 12/03/24 (a)(b)	250,000	269,515
3.30%, 12/16/24	400,000	435,908
3.55%, 08/18/25	571,000	632,976
2.35%, 11/01/25 (a)(b)	550,000	578,803
2.90%, 03/30/26 (a)(b)	100,000	106,769
2.65%, 05/19/26	350,000	375,134
4.14%, 12/03/29 (a)(b)	500,000	586,765
2.40%, 01/24/30	250,000	261,085
2.20%, 03/03/31	200,000	201,774
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	260,143
3.95%, 01/10/24	250,000	270,920
3.40%, 07/11/24	500,000	538,895
3.65%, 07/23/25	250,000	275,138
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	900,000	923,040
3.10%, 01/17/23	1,000,000	1,042,290
3.75%, 07/19/23	250,000	266,803
3.94%, 10/16/23	250,000	269,748
2.70%, 07/16/24	1,250,000	1,321,800
2.45%, 09/27/24	350,000	367,511
2.35%, 01/15/25	450,000	470,597
1.47%, 07/08/25	550,000	556,726
3.78%, 03/09/26	750,000	835,140
2.63%, 07/14/26	1,000,000	1,062,940
3.01%, 10/19/26	800,000	863,976
3.45%, 01/11/27	300,000	330,540
3.36%, 07/12/27	350,000	383,698
3.54%, 01/17/28	200,000	221,674
3.94%, 07/19/28	100,000	113,744
4.31%, 10/16/28	250,000	290,258
3.04%, 07/16/29	1,150,000	1,233,984
2.72%, 09/27/29	400,000	420,520
2.75%, 01/15/30	450,000	473,427
2.13%, 07/08/30	250,000	251,580

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.14%, 09/23/30	350,000	342,605
2.30%, 01/12/41	200,000	187,518
SVB Financial Group
3.50%, 01/29/25	100,000	108,271
3.13%, 06/05/30 (a)	250,000	267,108
1.80%, 02/02/31 (a)	250,000	239,283
Svenska Handelsbanken AB
3.90%, 11/20/23	400,000	433,528
Synchrony Bank
3.00%, 06/15/22 (a)	500,000	511,430
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	172,179
4.25%, 08/15/24 (a)	250,000	273,375
3.70%, 08/04/26 (a)	300,000	328,023
3.95%, 12/01/27 (a)	450,000	501,147
5.15%, 03/19/29 (a)	350,000	415,037
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	257,150
Toronto-Dominion Bank
1.90%, 12/01/22	450,000	460,166
0.30%, 06/02/23	300,000	299,919
0.75%, 06/12/23	350,000	352,629
3.50%, 07/19/23	1,250,000	1,329,762
0.45%, 09/11/23	500,000	500,495
0.55%, 03/04/24	100,000	99,949
3.25%, 03/11/24	300,000	321,447
2.65%, 06/12/24	500,000	529,485
1.15%, 06/12/25	400,000	403,160
0.75%, 09/11/25	525,000	520,165
0.75%, 01/06/26	250,000	246,738
1.20%, 06/03/26	500,000	501,305
3.63%, 09/15/31 (a)(b)	450,000	498,532
Truist Bank
2.45%, 08/01/22 (a)	500,000	510,910
3.00%, 02/02/23 (a)	250,000	260,118
2.75%, 05/01/23 (a)	200,000	208,512
3.20%, 04/01/24 (a)	350,000	374,598
3.69%, 08/02/24 (a)(b)	500,000	533,845
1.50%, 03/10/25 (a)	400,000	409,200
3.63%, 09/16/25 (a)	750,000	826,342
4.05%, 11/03/25 (a)	350,000	393,820
3.80%, 10/30/26 (a)	500,000	560,190
2.25%, 03/11/30 (a)	600,000	608,964
Truist Financial Corp.
3.05%, 06/20/22 (a)	250,000	256,258
2.20%, 03/16/23 (a)	600,000	617,934
3.75%, 12/06/23 (a)	800,000	860,720
2.50%, 08/01/24 (a)	160,000	168,795
2.85%, 10/26/24 (a)	100,000	107,025
4.00%, 05/01/25 (a)	500,000	555,515
3.70%, 06/05/25 (a)	230,000	253,649
1.20%, 08/05/25 (a)	400,000	403,948
1.13%, 08/03/27 (a)	500,000	488,330
3.88%, 03/19/29 (a)	100,000	113,956
1.89%, 06/07/29 (a)(b)	250,000	251,655
US Bancorp
2.95%, 07/15/22 (a)	750,000	769,470
3.70%, 01/30/24 (a)	250,000	269,490
3.38%, 02/05/24 (a)	450,000	481,757
2.40%, 07/30/24 (a)	400,000	421,372
3.60%, 09/11/24 (a)	700,000	762,839
1.45%, 05/12/25 (a)	500,000	511,490
3.95%, 11/17/25 (a)	300,000	337,323
3.10%, 04/27/26 (a)	100,000	108,910
2.38%, 07/22/26 (a)	200,000	211,592
3.15%, 04/27/27 (a)	650,000	712,855
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 04/26/28 (a)	450,000	518,512
1.38%, 07/22/30 (a)	450,000	432,545
US Bank NA
1.95%, 01/09/23 (a)	250,000	256,118
2.85%, 01/23/23 (a)	250,000	259,505
2.05%, 01/21/25 (a)	550,000	574,288
2.80%, 01/27/25 (a)	500,000	534,855
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	110,531
Wells Fargo & Co.
2.63%, 07/22/22	1,000,000	1,024,700
3.07%, 01/24/23 (a)	350,000	355,397
3.45%, 02/13/23	600,000	629,034
4.48%, 01/16/24	250,000	273,845
3.75%, 01/24/24 (a)	1,150,000	1,237,400
1.65%, 06/02/24 (a)(b)	650,000	664,157
3.30%, 09/09/24	1,100,000	1,186,086
3.00%, 02/19/25	1,000,000	1,072,080
3.55%, 09/29/25	1,100,000	1,210,220
2.41%, 10/30/25 (a)(b)	1,500,000	1,569,975
2.16%, 02/11/26 (a)(b)	800,000	830,400
3.00%, 04/22/26	1,250,000	1,345,250
2.19%, 04/30/26 (a)(b)	1,000,000	1,038,520
4.10%, 06/03/26	1,450,000	1,630,249
7.57%, 08/01/26	150,000	192,621
3.00%, 10/23/26	1,200,000	1,294,404
3.20%, 06/17/27 (a)(b)	750,000	810,480
4.30%, 07/22/27	800,000	912,624
3.58%, 05/22/28 (a)(b)	950,000	1,046,833
2.39%, 06/02/28 (a)(b)	750,000	778,080
4.15%, 01/24/29 (a)	750,000	863,355
2.88%, 10/30/30 (a)(b)	1,200,000	1,271,628
2.57%, 02/11/31 (a)(b)	1,000,000	1,035,540
4.48%, 04/04/31 (a)(b)	950,000	1,123,793
5.38%, 02/07/35	100,000	134,333
5.50%, 08/01/35	450,000	582,624
3.07%, 04/30/41 (a)(b)	1,000,000	1,026,200
5.38%, 11/02/43	800,000	1,072,680
5.61%, 01/15/44	800,000	1,096,552
4.65%, 11/04/44	750,000	925,267
3.90%, 05/01/45	700,000	821,359
4.90%, 11/17/45	650,000	833,729
4.40%, 06/14/46	900,000	1,088,082
4.75%, 12/07/46	700,000	886,487
5.01%, 04/04/51 (a)(b)	2,000,000	2,742,100
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	1,050,000	1,117,651
5.85%, 02/01/37	250,000	343,760
6.60%, 01/15/38	500,000	738,315
Westpac Banking Corp.
2.75%, 01/11/23	1,050,000	1,089,165
2.00%, 01/13/23	200,000	205,214
3.65%, 05/15/23	350,000	371,483
3.30%, 02/26/24	250,000	268,103
2.35%, 02/19/25	250,000	262,820
2.85%, 05/13/26	700,000	755,727
2.70%, 08/19/26	450,000	482,994
3.35%, 03/08/27	450,000	498,127
3.40%, 01/25/28	300,000	336,090
2.65%, 01/16/30	250,000	268,185
2.89%, 02/04/30 (a)(b)	400,000	415,152
2.15%, 06/03/31	250,000	252,975
4.32%, 11/23/31 (a)(b)	500,000	556,185
4.11%, 07/24/34 (a)(b)	800,000	878,848
2.67%, 11/15/35 (a)(b)	200,000	197,152
4.42%, 07/24/39	450,000	532,368
2.96%, 11/16/40	250,000	245,855

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	262,323
		493,006,115
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	272,442
3.30%, 06/15/30 (a)	300,000	323,916
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	162,149
3.70%, 10/15/24	375,000	410,422
3.00%, 04/02/25 (a)	150,000	160,758
2.88%, 09/15/26 (a)	250,000	268,832
BGC Partners, Inc.
5.38%, 07/24/23	200,000	216,232
3.75%, 10/01/24 (a)	50,000	52,999
BlackRock, Inc.
3.50%, 03/18/24	400,000	432,504
3.20%, 03/15/27	200,000	221,798
3.25%, 04/30/29 (a)	500,000	559,275
2.40%, 04/30/30 (a)	250,000	262,023
1.90%, 01/28/31 (a)	400,000	400,496
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	200,000	219,076
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	270,375
3.90%, 01/25/28 (a)	500,000	559,420
4.85%, 03/29/29 (a)	350,000	412,692
4.35%, 04/15/30 (a)	350,000	404,946
4.70%, 09/20/47 (a)	300,000	366,261
3.45%, 04/15/50 (a)	200,000	206,738
3.50%, 03/30/51 (a)	250,000	262,327
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	223,044
CI Financial Corp.
3.20%, 12/17/30 (a)	400,000	411,164
4.10%, 06/15/51 (a)	250,000	260,810
CME Group, Inc.
3.00%, 09/15/22	200,000	206,432
3.00%, 03/15/25 (a)	350,000	375,224
3.75%, 06/15/28 (a)	250,000	285,302
5.30%, 09/15/43 (a)	300,000	432,291
4.15%, 06/15/48 (a)	200,000	260,880
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	205,402
3.80%, 08/24/27 (a)	100,000	110,873
4.50%, 06/20/28 (a)	300,000	348,930
Eaton Vance Corp.
3.63%, 06/15/23	150,000	158,825
3.50%, 04/06/27 (a)	123,000	134,124
Franklin Resources, Inc.
2.80%, 09/15/22	200,000	205,886
2.85%, 03/30/25	250,000	267,810
1.60%, 10/30/30 (a)	250,000	240,520
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	250,000	255,478
0.70%, 06/15/23	200,000	200,950
3.45%, 09/21/23 (a)	150,000	159,375
4.00%, 10/15/23	250,000	269,462
3.75%, 12/01/25 (a)	250,000	277,025
3.10%, 09/15/27 (a)	250,000	272,142
3.75%, 09/21/28 (a)	500,000	563,760
2.10%, 06/15/30 (a)	500,000	497,580
1.85%, 09/15/32 (a)	500,000	475,530
2.65%, 09/15/40 (a)	250,000	239,873
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 09/21/48 (a)	500,000	591,870
3.00%, 06/15/50 (a)	500,000	494,230
3.00%, 09/15/60 (a)	500,000	483,385
Invesco Finance PLC
3.13%, 11/30/22	250,000	259,385
3.75%, 01/15/26	350,000	387,870
5.38%, 11/30/43	100,000	131,596
Jefferies Group LLC
5.13%, 01/20/23	500,000	534,750
6.45%, 06/08/27	150,000	186,977
6.25%, 01/15/36	100,000	133,882
6.50%, 01/20/43	150,000	208,328
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	814,996
4.15%, 01/23/30	300,000	337,713
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	218,202
4.50%, 09/19/28 (a)	150,000	173,493
4.38%, 03/11/29 (a)	150,000	170,787
Legg Mason, Inc.
4.75%, 03/15/26	250,000	291,390
5.63%, 01/15/44	176,000	246,724
Nasdaq, Inc.
0.45%, 12/21/22 (a)	300,000	300,015
4.25%, 06/01/24 (a)	150,000	164,154
3.85%, 06/30/26 (a)	350,000	389,949
2.50%, 12/21/40 (a)	300,000	279,429
3.25%, 04/28/50 (a)	300,000	301,815
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	525,610
1.85%, 07/16/25	500,000	510,985
3.10%, 01/16/30	500,000	525,285
2.68%, 07/16/30	550,000	559,350
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	239,370
4.95%, 07/15/46	300,000	389,007
3.75%, 04/01/51 (a)	200,000	220,102
Stifel Financial Corp.
4.25%, 07/18/24	100,000	109,771
4.00%, 05/15/30 (a)	450,000	501,381
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)(c)	130,000	140,938
3.30%, 04/01/27 (a)(c)	250,000	274,657
2.75%, 10/01/29 (a)(c)	150,000	161,543
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(c)	275,000	284,399
3.55%, 02/01/24 (a)(c)	150,000	161,459
0.75%, 03/18/24 (a)(c)	450,000	452,695
4.20%, 03/24/25 (a)(c)	200,000	223,426
3.85%, 05/21/25 (a)(c)	125,000	138,289
0.90%, 03/11/26 (a)(c)	425,000	422,365
1.15%, 05/13/26 (a)(c)	250,000	250,188
3.20%, 03/02/27 (a)(c)	200,000	219,148
3.20%, 01/25/28 (a)(c)	225,000	248,218
2.00%, 03/20/28 (a)(c)	350,000	359,481
4.00%, 02/01/29 (a)(c)	200,000	230,696
3.25%, 05/22/29 (a)(c)	200,000	220,964
4.63%, 03/22/30 (a)(c)	150,000	182,634
1.65%, 03/11/31 (a)(c)	250,000	243,023
2.30%, 05/13/31 (a)(c)	200,000	204,582
		28,884,879

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 07/01/22	150,000	156,056
3.30%, 01/23/23 (a)	250,000	259,118
4.13%, 07/03/23 (a)	300,000	318,276
4.88%, 01/16/24 (a)	250,000	272,387
3.15%, 02/15/24 (a)	400,000	419,600
2.88%, 08/14/24 (a)	300,000	313,833
6.50%, 07/15/25 (a)	350,000	410,543
4.45%, 10/01/25 (a)	150,000	165,240
1.75%, 01/30/26 (a)	300,000	296,667
4.45%, 04/03/26 (a)	650,000	714,883
3.65%, 07/21/27 (a)	850,000	909,372
4.63%, 10/15/27 (a)	150,000	167,808
Air Lease Corp.
2.63%, 07/01/22 (a)	100,000	101,903
2.25%, 01/15/23	200,000	205,258
2.75%, 01/15/23 (a)	250,000	257,910
3.88%, 07/03/23 (a)	175,000	185,750
0.70%, 02/15/24 (a)	250,000	248,905
4.25%, 09/15/24 (a)	650,000	709,780
2.30%, 02/01/25 (a)	250,000	258,368
3.25%, 03/01/25 (a)	200,000	213,232
3.38%, 07/01/25 (a)	100,000	107,431
2.88%, 01/15/26 (a)	200,000	210,436
3.75%, 06/01/26 (a)	250,000	273,582
1.88%, 08/15/26 (a)	200,000	200,238
3.63%, 04/01/27 (a)	650,000	699,939
3.63%, 12/01/27 (a)	449,000	483,016
4.63%, 10/01/28 (a)	150,000	169,607
3.25%, 10/01/29 (a)	250,000	260,283
3.00%, 02/01/30 (a)	350,000	355,015
3.13%, 12/01/30 (a)	100,000	101,802
Aircastle Ltd.
5.00%, 04/01/23	250,000	267,605
4.40%, 09/25/23 (a)	250,000	267,850
4.13%, 05/01/24 (a)	200,000	213,644
4.25%, 06/15/26 (a)	200,000	217,166
Ares Capital Corp.
3.50%, 02/10/23 (a)	350,000	363,331
4.20%, 06/10/24 (a)	450,000	483,871
4.25%, 03/01/25 (a)	100,000	108,144
3.25%, 07/15/25 (a)	350,000	368,480
3.88%, 01/15/26 (a)	600,000	643,566
2.15%, 07/15/26 (a)	200,000	199,100
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	250,000	256,218
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	200,000	215,830
4.13%, 02/01/25 (a)	400,000	426,016
3.40%, 01/15/26 (a)	150,000	155,238
GATX Corp.
4.35%, 02/15/24 (a)	100,000	108,808
3.85%, 03/30/27 (a)	200,000	221,226
3.50%, 03/15/28 (a)	100,000	109,913
4.55%, 11/07/28 (a)	350,000	409,003
4.70%, 04/01/29 (a)	255,000	299,202
5.20%, 03/15/44 (a)	150,000	193,332
3.10%, 06/01/51 (a)	150,000	143,609
GE Capital Funding LLC
3.45%, 05/15/25 (a)	500,000	544,255
4.05%, 05/15/27 (a)	250,000	283,190
4.40%, 05/15/30 (a)	750,000	875,062
4.55%, 05/15/32 (a)	250,000	298,590
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GE Capital International Funding Co.
3.37%, 11/15/25	850,000	927,766
4.42%, 11/15/35	3,775,000	4,537,135
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	225,000	240,649
2.88%, 01/15/26 (a)	250,000	258,708
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	200,000	209,072
2.50%, 08/24/26 (a)	150,000	150,833
International Lease Finance Corp.
5.88%, 08/15/22	250,000	264,440
Main Street Capital Corp.
5.20%, 05/01/24	250,000	272,160
3.00%, 07/14/26 (a)	100,000	102,725
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	104,969
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	300,000	328,116
4.00%, 03/30/25 (a)	250,000	266,660
4.25%, 01/15/26 (a)	200,000	216,092
3.40%, 07/15/26 (a)	400,000	417,352
Prospect Capital Corp.
3.36%, 11/15/26 (a)	300,000	300,789
		25,715,953
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	250,000	243,402
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)(d)	250,000	265,860
2.75%, 09/16/26 (a)(d)	200,000	202,852
ORIX Corp.
2.90%, 07/18/22	540,000	554,002
4.05%, 01/16/24	150,000	162,540
3.70%, 07/18/27	143,000	159,996
2.25%, 03/09/31	100,000	100,834
		1,689,486
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	100,000	151,330
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	284,615
Aetna, Inc.
2.75%, 11/15/22 (a)	150,000	154,071
2.80%, 06/15/23 (a)	250,000	260,240
3.50%, 11/15/24 (a)	500,000	541,110
6.63%, 06/15/36	300,000	437,712
6.75%, 12/15/37	250,000	369,790
4.50%, 05/15/42 (a)	300,000	359,688
4.75%, 03/15/44 (a)	350,000	434,826
3.88%, 08/15/47 (a)	150,000	168,570
Aflac, Inc.
3.63%, 11/15/24	150,000	164,598
3.25%, 03/17/25	200,000	216,838
1.13%, 03/15/26 (a)	300,000	300,978
3.60%, 04/01/30 (a)	350,000	394,814
4.75%, 01/15/49 (a)	250,000	329,762
Alleghany Corp.
4.95%, 06/27/22	150,000	156,674
3.63%, 05/15/30 (a)	200,000	220,832
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	329,412

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allstate Corp.
3.15%, 06/15/23	200,000	210,534
0.75%, 12/15/25 (a)	450,000	446,278
3.28%, 12/15/26 (a)	400,000	442,092
1.45%, 12/15/30 (a)	100,000	95,719
5.35%, 06/01/33	79,000	102,445
5.55%, 05/09/35	150,000	205,497
4.50%, 06/15/43	450,000	567,711
4.20%, 12/15/46 (a)	226,000	278,502
3.85%, 08/10/49 (a)	250,000	297,622
6.50%, 05/15/57 (a)(b)	100,000	132,331
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	113,223
American Financial Group, Inc.
3.50%, 08/15/26 (a)	50,000	54,402
5.25%, 04/02/30 (a)	100,000	123,019
4.50%, 06/15/47 (a)	300,000	359,691
American International Group, Inc.
4.13%, 02/15/24	450,000	490,059
2.50%, 06/30/25 (a)	450,000	474,952
3.75%, 07/10/25 (a)	500,000	550,790
3.90%, 04/01/26 (a)	500,000	558,415
4.20%, 04/01/28 (a)	400,000	459,880
4.25%, 03/15/29 (a)	200,000	231,162
3.40%, 06/30/30 (a)	500,000	548,765
3.88%, 01/15/35 (a)	250,000	282,887
4.70%, 07/10/35 (a)	200,000	242,380
6.25%, 05/01/36	100,000	139,681
4.50%, 07/16/44 (a)	700,000	851,186
4.80%, 07/10/45 (a)	500,000	628,190
4.75%, 04/01/48 (a)	400,000	509,024
5.75%, 04/01/48 (a)(b)	210,000	239,528
4.38%, 06/30/50 (a)	300,000	366,072
4.38%, 01/15/55 (a)	500,000	608,385
8.18%, 05/15/58 (a)(b)	50,000	72,199
Anthem, Inc.
2.95%, 12/01/22 (a)	750,000	775,560
3.30%, 01/15/23	500,000	521,745
3.50%, 08/15/24 (a)	350,000	376,985
3.35%, 12/01/24 (a)	350,000	377,807
2.38%, 01/15/25 (a)	300,000	314,262
1.50%, 03/15/26 (a)	500,000	506,310
3.65%, 12/01/27 (a)	500,000	560,000
4.10%, 03/01/28 (a)	250,000	286,310
2.88%, 09/15/29 (a)	210,000	223,688
2.25%, 05/15/30 (a)	450,000	454,450
5.95%, 12/15/34	100,000	139,394
5.85%, 01/15/36	100,000	135,328
6.38%, 06/15/37	50,000	71,024
4.63%, 05/15/42	200,000	249,286
4.65%, 01/15/43	475,000	593,460
5.10%, 01/15/44	200,000	263,386
4.65%, 08/15/44 (a)	700,000	877,807
4.38%, 12/01/47 (a)	250,000	305,472
4.55%, 03/01/48 (a)	350,000	439,274
3.70%, 09/15/49 (a)	250,000	278,562
3.13%, 05/15/50 (a)	400,000	409,608
3.60%, 03/15/51 (a)	150,000	165,087
Aon Corp.
8.21%, 01/01/27	100,000	131,411
4.50%, 12/15/28 (a)	100,000	117,078
3.75%, 05/02/29 (a)	100,000	112,673
6.25%, 09/30/40	150,000	216,774
Aon PLC
4.00%, 11/27/23 (a)	300,000	321,927
3.50%, 06/14/24 (a)	500,000	538,120
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 12/15/25 (a)	300,000	333,849
4.60%, 06/14/44 (a)	300,000	376,095
4.75%, 05/15/45 (a)	250,000	322,745
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	226,346
5.03%, 12/15/46 (a)	400,000	522,900
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	271,020
Arch Capital Group US, Inc.
5.14%, 11/01/43	50,000	65,934
Arthur J Gallagher & Co.
2.50%, 05/20/31 (a)	200,000	202,140
3.50%, 05/20/51 (a)	300,000	315,066
Assurant, Inc.
4.20%, 09/27/23 (a)	200,000	214,882
4.90%, 03/27/28 (a)	150,000	175,079
3.70%, 02/22/30 (a)	100,000	108,671
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	223,892
3.15%, 06/15/31 (a)	250,000	260,045
Athene Holding Ltd.
4.13%, 01/12/28 (a)	450,000	503,104
6.15%, 04/03/30 (a)	200,000	252,914
3.50%, 01/15/31 (a)	150,000	160,214
AXA S.A.
8.60%, 12/15/30	450,000	684,234
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	300,000	330,930
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	111,114
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	350,000	353,983
1.45%, 10/15/30 (a)	200,000	195,674
5.75%, 01/15/40	150,000	217,770
4.40%, 05/15/42	350,000	440,489
4.30%, 05/15/43	300,000	373,947
4.20%, 08/15/48 (a)	850,000	1,050,855
4.25%, 01/15/49 (a)	700,000	870,856
2.85%, 10/15/50 (a)	550,000	549,120
2.50%, 01/15/51 (a)	300,000	281,682
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	260,863
2.75%, 03/15/23 (a)	800,000	830,336
3.13%, 03/15/26 (a)	895,000	978,906
4.50%, 02/11/43	50,000	64,065
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)(e)	580,000	633,876
5.63%, 05/15/30 (a)	100,000	121,846
4.70%, 06/22/47 (a)	435,000	483,868
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	395,000	433,564
4.50%, 03/15/29 (a)	50,000	57,492
2.38%, 03/15/31 (a)	250,000	250,125
Chubb Corp.
6.00%, 05/11/37	350,000	506,198
6.50%, 05/15/38	260,000	394,061
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	400,000	411,956
2.70%, 03/13/23	250,000	260,058
3.15%, 03/15/25	400,000	432,656
3.35%, 05/03/26 (a)	500,000	549,735
1.38%, 09/15/30 (a)	350,000	333,207
4.35%, 11/03/45 (a)	650,000	822,893

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	458,598
6.13%, 11/01/34	50,000	68,406
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	108,386
4.50%, 03/01/26 (a)	350,000	396,984
3.45%, 08/15/27 (a)	150,000	164,424
3.90%, 05/01/29 (a)	25,000	28,165
2.05%, 08/15/30 (a)	250,000	245,928
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	320,000	381,453
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	287,282
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	162,000	171,391
4.35%, 04/20/28 (a)	550,000	631,653
5.00%, 04/20/48 (a)	550,000	702,746
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	145,269
3.50%, 10/15/50 (a)	250,000	267,247
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	288,085
4.63%, 04/29/30 (a)	400,000	458,344
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	300,000	346,002
3.40%, 06/15/30 (a)	200,000	215,490
2.45%, 03/15/31 (a)	250,000	249,565
First American Financial Corp.
4.60%, 11/15/24	150,000	166,152
4.00%, 05/15/30 (a)	100,000	111,233
Globe Life, Inc.
4.55%, 09/15/28 (a)	270,000	316,254
2.15%, 08/15/30 (a)	250,000	247,258
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	170,516
2.50%, 09/01/30 (a)	100,000	100,575
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	20,000	21,092
5.95%, 10/15/36	300,000	411,414
6.10%, 10/01/41	150,000	214,160
4.40%, 03/15/48 (a)	150,000	184,707
3.60%, 08/19/49 (a)	400,000	440,796
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	651,708
4.50%, 04/01/25 (a)	200,000	224,062
3.95%, 03/15/27 (a)	150,000	168,375
3.13%, 08/15/29 (a)	200,000	215,506
4.88%, 04/01/30 (a)	200,000	241,628
4.63%, 12/01/42 (a)	100,000	123,182
4.95%, 10/01/44 (a)	250,000	323,562
4.80%, 03/15/47 (a)	150,000	190,400
3.95%, 08/15/49 (a)	200,000	230,098
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	109,844
2.40%, 09/30/30 (a)	200,000	200,036
Lincoln National Corp.
3.35%, 03/09/25	168,000	182,013
3.63%, 12/12/26 (a)	104,000	115,183
3.80%, 03/01/28 (a)	500,000	560,670
3.05%, 01/15/30 (a)	50,000	53,414
3.40%, 01/15/31 (a)	250,000	275,487
6.30%, 10/09/37	150,000	210,789
7.00%, 06/15/40	150,000	230,574
4.35%, 03/01/48 (a)	250,000	299,140
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Loews Corp.
2.63%, 05/15/23 (a)	200,000	207,232
3.75%, 04/01/26 (a)	250,000	278,205
3.20%, 05/15/30 (a)	300,000	325,950
6.00%, 02/01/35	100,000	136,361
4.13%, 05/15/43 (a)	100,000	118,858
Manulife Financial Corp.
4.15%, 03/04/26	350,000	395,745
2.48%, 05/19/27 (a)	300,000	317,052
4.06%, 02/24/32 (a)(b)	250,000	276,072
5.38%, 03/04/46	300,000	421,356
Markel Corp.
3.50%, 11/01/27 (a)	250,000	275,462
3.35%, 09/17/29 (a)	100,000	110,088
5.00%, 04/05/46	75,000	96,472
4.30%, 11/01/47 (a)	50,000	58,866
5.00%, 05/20/49 (a)	200,000	259,622
4.15%, 09/17/50 (a)	250,000	289,435
3.45%, 05/07/52 (a)	150,000	154,956
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	350,000	379,781
3.50%, 06/03/24 (a)	400,000	430,532
3.75%, 03/14/26 (a)	250,000	278,110
4.38%, 03/15/29 (a)	550,000	645,612
2.25%, 11/15/30 (a)	325,000	329,651
4.75%, 03/15/39 (a)	250,000	321,202
4.35%, 01/30/47 (a)	300,000	376,512
4.20%, 03/01/48 (a)	100,000	123,900
4.90%, 03/15/49 (a)	500,000	684,215
Mercury General Corp.
4.40%, 03/15/27 (a)	200,000	225,950
MetLife, Inc.
3.60%, 04/10/24	865,000	936,008
3.00%, 03/01/25	100,000	107,527
3.60%, 11/13/25 (a)	250,000	276,332
4.55%, 03/23/30 (a)	400,000	480,712
5.70%, 06/15/35	600,000	831,714
6.40%, 12/15/36 (a)	700,000	898,149
10.75%, 08/01/39 (a)(b)	100,000	170,156
5.88%, 02/06/41	500,000	722,005
4.13%, 08/13/42	250,000	299,235
4.88%, 11/13/43	100,000	132,040
4.72%, 12/15/44	250,000	325,352
4.05%, 03/01/45	150,000	180,405
4.60%, 05/13/46 (a)	500,000	646,630
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	80,627
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	279,765
3.85%, 06/11/51 (a)	150,000	159,467
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	178,290
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	262,482
3.10%, 11/15/26 (a)	150,000	162,399
3.70%, 05/15/29 (a)	150,000	168,713
2.13%, 06/15/30 (a)	250,000	249,988
4.63%, 09/15/42	200,000	248,930
4.35%, 05/15/43	250,000	301,440
4.30%, 11/15/46 (a)	50,000	60,596
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	101,692
3.88%, 03/27/28 (a)	350,000	401,159
2.10%, 03/10/30 (a)(e)	250,000	254,833
5.75%, 07/15/33	100,000	132,368
5.70%, 12/14/36	90,000	123,992

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.63%, 12/01/37	300,000	441,771
3.00%, 03/10/40 (a)	200,000	205,340
5.88%, 09/15/42 (a)(b)	550,000	581,185
5.63%, 06/15/43 (a)(b)	600,000	646,536
5.20%, 03/15/44 (a)(b)	100,000	107,922
4.60%, 05/15/44	300,000	383,430
5.38%, 05/15/45 (a)(b)	300,000	332,610
3.91%, 12/07/47 (a)	350,000	407,137
4.42%, 03/27/48 (a)	250,000	312,455
5.70%, 09/15/48 (a)(b)	200,000	234,578
3.94%, 12/07/49 (a)	700,000	822,241
4.35%, 02/25/50 (a)	250,000	314,095
3.70%, 10/01/50 (a)(b)	250,000	261,855
3.70%, 03/13/51 (a)	450,000	513,810
Prudential PLC
3.13%, 04/14/30	350,000	377,405
Reinsurance Group of America, Inc.
4.70%, 09/15/23	465,000	505,288
3.90%, 05/15/29 (a)	200,000	224,270
3.15%, 06/15/30 (a)	150,000	160,526
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	50,000	54,687
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	331,167
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	125,727
Swiss Re America Holding Corp.
7.00%, 02/15/26	200,000	250,350
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	645,439
3.20%, 03/26/30 (a)	150,000	165,209
6.25%, 12/01/32	110,000	152,062
4.35%, 04/25/44	150,000	187,055
3.70%, 01/26/45	150,000	171,995
4.13%, 04/15/47 (a)	250,000	306,815
4.20%, 03/15/48 (a)	125,000	155,914
3.95%, 03/26/50 (a)	200,000	242,344
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	265,667
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	75,626
6.25%, 06/15/37	500,000	737,250
4.60%, 08/01/43	200,000	263,466
4.30%, 08/25/45 (a)	200,000	250,002
3.75%, 05/15/46 (a)	200,000	234,466
4.00%, 05/30/47 (a)	150,000	182,409
4.10%, 03/04/49 (a)	350,000	433,688
2.55%, 04/27/50 (a)	350,000	337,645
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	426,021
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	124,144
UnitedHealth Group, Inc.
3.35%, 07/15/22	500,000	515,955
2.38%, 10/15/22	380,000	390,169
2.75%, 02/15/23 (a)	250,000	258,303
2.88%, 03/15/23	300,000	313,002
3.50%, 06/15/23	382,000	405,313
3.50%, 02/15/24	250,000	269,392
2.38%, 08/15/24	200,000	210,508
3.75%, 07/15/25	750,000	832,702
1.25%, 01/15/26	100,000	100,952
3.10%, 03/15/26	350,000	381,808
3.45%, 01/15/27	400,000	444,156
3.85%, 06/15/28	450,000	517,455
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 12/15/28	350,000	403,459
2.88%, 08/15/29	550,000	593,659
2.00%, 05/15/30	500,000	504,555
2.30%, 05/15/31 (a)	400,000	409,848
4.63%, 07/15/35	500,000	633,510
5.80%, 03/15/36	200,000	282,486
6.63%, 11/15/37	450,000	685,809
6.88%, 02/15/38	550,000	854,392
3.50%, 08/15/39 (a)	400,000	447,028
2.75%, 05/15/40 (a)	500,000	506,565
5.70%, 10/15/40 (a)	300,000	424,593
5.95%, 02/15/41 (a)	150,000	218,171
3.05%, 05/15/41 (a)	500,000	524,420
4.63%, 11/15/41 (a)	273,000	348,037
4.38%, 03/15/42 (a)	100,000	123,560
3.95%, 10/15/42 (a)	250,000	297,115
4.75%, 07/15/45	750,000	984,232
4.20%, 01/15/47 (a)	300,000	367,209
4.25%, 04/15/47 (a)	250,000	307,665
3.75%, 10/15/47 (a)	200,000	230,798
4.25%, 06/15/48 (a)	500,000	620,375
4.45%, 12/15/48 (a)	350,000	448,665
3.70%, 08/15/49 (a)	400,000	459,480
2.90%, 05/15/50 (a)	400,000	404,296
3.25%, 05/15/51 (a)	750,000	802,485
3.88%, 08/15/59 (a)	450,000	534,303
3.13%, 05/15/60 (a)	400,000	413,048
Unum Group
4.00%, 03/15/24	100,000	108,075
4.00%, 06/15/29 (a)	300,000	337,938
5.75%, 08/15/42	100,000	124,938
4.50%, 12/15/49 (a)	150,000	160,904
Voya Financial, Inc.
3.65%, 06/15/26	400,000	443,432
5.70%, 07/15/43	150,000	206,304
4.80%, 06/15/46	275,000	348,777
4.70%, 01/23/48 (a)(b)	100,000	105,413
W R Berkley Corp.
3.55%, 03/30/52 (a)	150,000	159,752
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	430,284
4.50%, 09/15/28 (a)	300,000	347,550
2.95%, 09/15/29 (a)	200,000	210,600
5.05%, 09/15/48 (a)	150,000	197,042
3.88%, 09/15/49 (a)	100,000	113,238
WR Berkley Corp.
4.00%, 05/12/50 (a)	100,000	114,632
XLIT Ltd.
5.25%, 12/15/43	250,000	345,575
5.50%, 03/31/45	100,000	136,946
		107,150,453
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	250,000	261,087
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	281,020
3.80%, 04/15/26 (a)	250,000	278,870
3.95%, 01/15/28 (a)	250,000	283,170
4.50%, 07/30/29 (a)	150,000	176,342
2.75%, 12/15/29 (a)	150,000	156,939
4.70%, 07/01/30 (a)	250,000	298,090
4.90%, 12/15/30 (a)	250,000	306,192
3.38%, 08/15/31 (a)	230,000	252,837
2.00%, 05/18/32 (a)	200,000	195,140
1.88%, 02/01/33 (a)	250,000	236,980

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.85%, 04/15/49 (a)	150,000	193,056
4.00%, 02/01/50 (a)	150,000	173,519
3.00%, 05/18/51 (a)	200,000	196,694
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	262,255
3.30%, 07/15/26 (a)	250,000	268,965
2.85%, 02/01/30 (a)	200,000	206,204
3.88%, 01/30/31 (a)	125,000	139,121
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	213,820
4.90%, 02/15/29 (a)	100,000	116,668
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	100,000	107,991
3.50%, 11/15/24 (a)	600,000	649,962
3.45%, 06/01/25 (a)	150,000	163,962
2.90%, 10/15/26 (a)	100,000	107,461
3.35%, 05/15/27 (a)	250,000	274,927
3.20%, 01/15/28 (a)	250,000	271,615
3.30%, 06/01/29 (a)	150,000	163,925
2.30%, 03/01/30 (a)	250,000	256,312
2.45%, 01/15/31 (a)	350,000	360,738
4.35%, 04/15/48 (a)	150,000	188,238
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,044,460
3.13%, 09/01/23 (a)	500,000	524,360
3.80%, 02/01/24 (a)	100,000	107,059
3.65%, 02/01/26 (a)	200,000	220,576
2.75%, 10/01/26 (a)	150,000	160,251
4.50%, 12/01/28 (a)	300,000	350,187
3.40%, 06/21/29 (a)	350,000	380,751
2.90%, 03/15/30 (a)	200,000	208,518
3.25%, 01/30/31 (a)	683,000	731,841
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	217,258
3.95%, 11/15/27 (a)	100,000	108,803
4.55%, 10/01/29 (a)	150,000	168,602
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	271,840
3.90%, 03/15/27 (a)	200,000	219,990
4.13%, 05/15/29 (a)	500,000	561,040
4.05%, 07/01/30 (a)	550,000	617,303
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	172,536
3.15%, 07/01/29 (a)	366,000	399,214
2.80%, 05/15/30 (a)	250,000	265,125
3.35%, 11/01/49 (a)	100,000	109,302
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	200,000	211,280
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	257,092
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	276,772
3.13%, 09/01/26 (a)	100,000	107,138
4.38%, 02/15/29 (a)	118,000	135,131
3.00%, 02/15/30 (a)	150,000	157,596
2.00%, 02/15/31 (a)	250,000	243,392
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	211,272
3.45%, 11/15/29 (a)	300,000	319,947
2.15%, 11/01/30 (a)	250,000	238,717
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	414,796
4.45%, 07/15/28 (a)	300,000	348,072
3.60%, 07/01/29 (a)	300,000	334,083
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Realty LP
3.75%, 12/01/24 (a)	550,000	597,877
3.25%, 06/30/26 (a)	50,000	54,288
2.88%, 11/15/29 (a)	150,000	158,330
1.75%, 07/01/30 (a)	250,000	240,757
3.05%, 03/01/50 (a)	100,000	98,860
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	270,692
2.85%, 11/01/26 (a)	450,000	481,653
3.25%, 08/01/27 (a)	250,000	273,215
3.50%, 03/01/28 (a)	200,000	221,314
4.15%, 12/01/28 (a)	50,000	57,487
3.00%, 07/01/29 (a)	200,000	215,414
4.50%, 07/01/44 (a)	150,000	189,341
4.50%, 06/01/45 (a)	250,000	313,507
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	156,501
3.88%, 05/01/24 (a)	300,000	323,121
3.50%, 04/01/25 (a)	300,000	325,080
3.63%, 05/01/27 (a)	150,000	165,428
4.00%, 03/01/29 (a)	150,000	169,679
3.00%, 01/15/30 (a)	150,000	158,076
1.65%, 01/15/31 (a)	150,000	141,044
2.65%, 03/15/32 (a)	200,000	203,270
4.50%, 03/15/48 (a)	114,000	139,047
2.65%, 09/01/50 (a)	150,000	134,694
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	250,000	268,370
1.25%, 02/15/26 (a)	150,000	149,087
3.25%, 07/15/27 (a)	200,000	215,892
3.20%, 06/15/29 (a)	100,000	107,543
4.50%, 12/01/44 (a)	250,000	296,570
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	151,053
2.05%, 03/15/31 (a)	250,000	242,562
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	350,000	384,744
3.75%, 07/01/27 (a)	350,000	390,645
2.00%, 03/15/31 (a)	250,000	242,212
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	161,241
4.00%, 06/01/25 (a)	150,000	165,657
3.25%, 07/15/26 (a)	300,000	326,466
3.50%, 07/15/29 (a)	250,000	276,857
3.00%, 01/15/30 (a)	250,000	265,710
6.75%, 02/01/41 (a)	250,000	374,032
Highwoods Realty LP
4.20%, 04/15/29 (a)	300,000	337,692
3.05%, 02/15/30 (a)	150,000	157,134
2.60%, 02/01/31 (a)	250,000	252,045
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	400,000	421,772
3.88%, 04/01/24 (a)	200,000	213,740
4.50%, 02/01/26 (a)	150,000	164,873
3.38%, 12/15/29 (a)	300,000	315,387
3.50%, 09/15/30 (a)	375,000	394,106
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	164,528
4.65%, 04/01/29 (a)	250,000	288,195
3.25%, 01/15/30 (a)	150,000	158,474
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	260,095
4.38%, 10/01/25 (a)	250,000	277,510
4.25%, 08/15/29 (a)	200,000	225,938
3.05%, 02/15/30 (a)	200,000	209,152
2.50%, 11/15/32 (a)	250,000	246,595

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kimco Realty Corp.
3.40%, 11/01/22 (a)	513,000	530,781
2.80%, 10/01/26 (a)	350,000	371,689
1.90%, 03/01/28 (a)	250,000	250,415
2.70%, 10/01/30 (a)	300,000	309,129
4.25%, 04/01/45 (a)	150,000	174,104
4.45%, 09/01/47 (a)	200,000	239,660
3.70%, 10/01/49 (a)	150,000	162,216
Kite Realty Group LP
4.00%, 10/01/26 (a)	200,000	215,916
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	254,845
Life Storage LP
3.88%, 12/15/27 (a)	350,000	391,594
4.00%, 06/15/29 (a)	150,000	168,314
2.20%, 10/15/30 (a)	300,000	296,811
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	270,260
4.00%, 11/15/25 (a)	150,000	166,815
3.60%, 06/01/27 (a)	60,000	66,863
4.20%, 06/15/28 (a)	350,000	401,334
2.75%, 03/15/30 (a)	100,000	104,505
1.70%, 02/15/31 (a)	250,000	237,475
National Health Investors, Inc.
3.00%, 02/01/31 (a)	275,000	266,750
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	108,136
3.60%, 12/15/26 (a)	250,000	273,600
3.50%, 10/15/27 (a)	125,000	135,511
4.30%, 10/15/28 (a)	200,000	227,588
2.50%, 04/15/30 (a)	100,000	101,995
4.80%, 10/15/48 (a)	250,000	311,700
3.10%, 04/15/50 (a)	200,000	194,914
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	180,751
4.25%, 05/15/24 (a)	250,000	267,025
4.50%, 02/01/25 (a)	167,000	181,611
2.65%, 06/15/26 (a)	250,000	253,870
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	600,000	653,364
4.50%, 01/15/25 (a)	50,000	54,844
5.25%, 01/15/26 (a)	100,000	114,196
4.50%, 04/01/27 (a)	100,000	111,862
4.75%, 01/15/28 (a)	93,000	105,150
3.63%, 10/01/29 (a)	150,000	160,598
3.38%, 02/01/31 (a)	250,000	257,200
3.25%, 04/15/33 (a)	400,000	399,552
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	340,053
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	254,595
Prologis LP
3.25%, 10/01/26 (a)	150,000	164,775
4.38%, 02/01/29 (a)	25,000	29,430
2.25%, 04/15/30 (a)	350,000	357,644
1.25%, 10/15/30 (a)	350,000	329,808
1.63%, 03/15/31 (a)	200,000	192,824
3.00%, 04/15/50 (a)	500,000	514,375
2.13%, 10/15/50 (a)	300,000	256,863
Public Storage
0.88%, 02/15/26 (a)	200,000	198,854
3.09%, 09/15/27 (a)	250,000	274,665
3.39%, 05/01/29 (a)	300,000	333,345
2.30%, 05/01/31 (a)	200,000	204,434
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Realty Income Corp.
3.88%, 07/15/24 (a)	450,000	487,570
0.75%, 03/15/26 (a)	250,000	245,390
3.00%, 01/15/27 (a)	500,000	540,230
3.65%, 01/15/28 (a)	300,000	335,661
3.25%, 01/15/31 (a)	350,000	382,224
4.65%, 03/15/47 (a)	200,000	261,308
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	277,145
4.13%, 03/15/28 (a)	200,000	224,930
2.95%, 09/15/29 (a)	150,000	158,157
3.70%, 06/15/30 (a)	50,000	55,472
4.40%, 02/01/47 (a)	300,000	349,242
4.65%, 03/15/49 (a)	50,000	60,705
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	250,000	277,020
Sabra Health Care LP
4.80%, 06/01/24 (a)	150,000	164,402
5.13%, 08/15/26 (a)	150,000	168,992
3.90%, 10/15/29 (a)	150,000	158,975
Simon Property Group LP
2.75%, 02/01/23 (a)	500,000	515,595
2.75%, 06/01/23 (a)	600,000	623,100
3.75%, 02/01/24 (a)	250,000	268,117
2.00%, 09/13/24 (a)	125,000	129,560
3.38%, 10/01/24 (a)	100,000	107,694
3.50%, 09/01/25 (a)	150,000	164,324
3.30%, 01/15/26 (a)	250,000	272,350
3.25%, 11/30/26 (a)	200,000	218,442
3.38%, 06/15/27 (a)	650,000	708,753
3.38%, 12/01/27 (a)	50,000	54,564
2.45%, 09/13/29 (a)	450,000	463,509
2.65%, 07/15/30 (a)	50,000	51,889
2.20%, 02/01/31 (a)	100,000	98,858
6.75%, 02/01/40 (a)	270,000	404,033
4.75%, 03/15/42 (a)	250,000	310,585
4.25%, 10/01/44 (a)	200,000	231,770
4.25%, 11/30/46 (a)	100,000	116,695
3.25%, 09/13/49 (a)	450,000	456,142
3.80%, 07/15/50 (a)	450,000	498,015
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	158,375
4.25%, 02/01/26 (a)	200,000	217,780
4.70%, 06/01/27 (a)	204,000	226,573
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	257,357
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	67,080
3.20%, 01/15/27 (a)	200,000	213,548
3.40%, 01/15/30 (a)	250,000	266,585
3.20%, 02/15/31 (a)	250,000	260,835
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	96,250
4.63%, 03/15/29 (a)	150,000	171,222
Tanger Properties LP
3.13%, 09/01/26 (a)	150,000	157,368
3.88%, 07/15/27 (a)	150,000	162,564
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	160,586
3.50%, 01/15/28 (a)	145,000	158,687
4.40%, 01/26/29 (a)	150,000	173,225
3.00%, 08/15/31 (a)	600,000	631,326
2.10%, 08/01/32 (a)	100,000	96,175

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	156,384
3.50%, 04/15/24 (a)	150,000	160,667
3.75%, 05/01/24 (a)	150,000	161,063
2.65%, 01/15/25 (a)	300,000	315,945
4.13%, 01/15/26 (a)	150,000	167,979
3.25%, 10/15/26 (a)	250,000	272,125
4.00%, 03/01/28 (a)	400,000	450,096
4.40%, 01/15/29 (a)	150,000	172,481
4.75%, 11/15/30 (a)	300,000	357,519
5.70%, 09/30/43 (a)	250,000	331,392
4.88%, 04/15/49 (a)	150,000	186,483
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	218,174
4.63%, 11/01/25 (a)	250,000	283,657
3.95%, 08/15/27 (a)	550,000	620,389
3.40%, 01/15/28 (a)	350,000	381,804
3.10%, 12/15/29 (a)	100,000	107,149
2.85%, 12/15/32 (a)	50,000	52,337
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	159,795
2.15%, 06/01/26 (a)	150,000	152,174
Welltower, Inc.
4.50%, 01/15/24 (a)	400,000	433,704
3.63%, 03/15/24 (a)	600,000	644,448
4.00%, 06/01/25 (a)	200,000	220,872
4.13%, 03/15/29 (a)	400,000	454,372
3.10%, 01/15/30 (a)	150,000	160,065
2.75%, 01/15/31 (a)	250,000	258,207
6.50%, 03/15/41 (a)	300,000	430,365
4.95%, 09/01/48 (a)	150,000	192,330
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	93,073
4.00%, 02/01/25 (a)	400,000	436,432
3.85%, 07/15/29 (a)	100,000	111,065
2.40%, 02/01/31 (a)	200,000	199,410
2.25%, 04/01/33 (a)	150,000	144,437
		64,558,911
		721,005,797

Industrial 16.1%
Basic Industry 0.7%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	150,000	155,567
3.35%, 07/31/24 (a)	20,000	21,521
1.50%, 10/15/25 (a)	250,000	255,925
1.85%, 05/15/27 (a)	250,000	256,973
2.05%, 05/15/30 (a)	250,000	255,068
2.70%, 05/15/40 (a)	300,000	304,215
2.80%, 05/15/50 (a)	350,000	351,813
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	164,328
5.45%, 12/01/44 (a)	100,000	126,533
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	250,000	259,848
Barrick Gold Corp.
5.25%, 04/01/42	100,000	131,904
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	757,911
5.75%, 05/01/43	100,000	141,000
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	693,365
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	150,000	161,288
6.42%, 03/01/26	200,000	246,598
4.13%, 02/24/42	250,000	302,220
5.00%, 09/30/43	900,000	1,224,486
Cabot Corp.
3.70%, 07/15/22	100,000	102,617
4.00%, 07/01/29 (a)	150,000	162,194
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	263,598
3.50%, 05/08/24 (a)	100,000	107,070
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	215,690
3.88%, 11/02/27 (a)	200,000	215,600
5.50%, 11/02/47 (a)	200,000	239,554
Dow Chemical Co.
4.55%, 11/30/25 (a)	283,000	322,996
4.80%, 11/30/28 (a)	50,000	60,033
7.38%, 11/01/29	450,000	625,221
2.10%, 11/15/30 (a)	250,000	247,895
4.25%, 10/01/34 (a)	500,000	579,465
5.25%, 11/15/41 (a)	250,000	325,837
4.38%, 11/15/42 (a)	600,000	716,076
4.63%, 10/01/44 (a)	150,000	183,777
5.55%, 11/30/48 (a)	350,000	491,886
4.80%, 05/15/49 (a)	250,000	320,827
3.60%, 11/15/50 (a)	250,000	270,250
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	900,000	974,700
4.49%, 11/15/25 (a)	625,000	710,887
4.73%, 11/15/28 (a)	800,000	954,248
5.32%, 11/15/38 (a)	700,000	925,967
5.42%, 11/15/48 (a)	705,000	981,071
Eastman Chemical Co.
3.60%, 08/15/22 (a)	449,000	461,464
3.80%, 03/15/25 (a)	250,000	273,277
4.80%, 09/01/42 (a)	250,000	307,292
4.65%, 10/15/44 (a)	300,000	365,070
Ecolab, Inc.
2.38%, 08/10/22 (a)	300,000	306,321
2.70%, 11/01/26 (a)	200,000	214,410
3.25%, 12/01/27 (a)	450,000	495,814
4.80%, 03/24/30 (a)	50,000	61,352
1.30%, 01/30/31 (a)	300,000	283,887
3.95%, 12/01/47 (a)	264,000	319,237
2.13%, 08/15/50 (a)	250,000	222,583
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	205,112
2.30%, 07/15/30 (a)	150,000	154,007
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	400,000	432,452
5.50%, 01/17/27	300,000	349,335
FMC Corp.
3.20%, 10/01/26 (a)	150,000	161,826
3.45%, 10/01/29 (a)	150,000	163,715
4.50%, 10/01/49 (a)	150,000	182,325
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	296,077
7.75%, 11/15/29	250,000	360,760
Huntsman International LLC
4.50%, 05/01/29 (a)	350,000	398,811
2.95%, 06/15/31 (a)	150,000	152,682
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	289,565
5.00%, 09/26/48 (a)	400,000	518,580

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Paper Co.
5.00%, 09/15/35 (a)	200,000	252,076
7.30%, 11/15/39	300,000	468,636
6.00%, 11/15/41 (a)	200,000	286,134
4.80%, 06/15/44 (a)	250,000	319,277
5.15%, 05/15/46 (a)	200,000	268,140
4.40%, 08/15/47 (a)	300,000	375,753
4.35%, 08/15/48 (a)	400,000	498,516
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	279,615
4.50%, 07/15/27 (a)	150,000	171,554
Linde, Inc.
2.65%, 02/05/25 (a)	400,000	424,108
3.20%, 01/30/26 (a)	550,000	601,936
1.10%, 08/10/30 (a)	200,000	188,262
3.55%, 11/07/42 (a)	100,000	115,322
2.00%, 08/10/50 (a)	100,000	85,684
Lubrizol Corp.
6.50%, 10/01/34	96,000	140,721
LYB International Finance BV
4.00%, 07/15/23	198,000	211,460
5.25%, 07/15/43	300,000	388,479
4.88%, 03/15/44 (a)	250,000	311,952
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	327,660
LYB International Finance III LLC
3.38%, 05/01/30 (a)	250,000	271,920
2.25%, 10/01/30 (a)	200,000	200,092
3.38%, 10/01/40 (a)	250,000	259,663
4.20%, 10/15/49 (a)	400,000	458,536
4.20%, 05/01/50 (a)	350,000	402,489
3.63%, 04/01/51 (a)	250,000	265,288
3.80%, 10/01/60 (a)	250,000	264,933
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	450,000	504,189
4.63%, 02/26/55 (a)	400,000	486,940
Mosaic Co.
3.25%, 11/15/22 (a)	300,000	310,608
4.25%, 11/15/23 (a)	100,000	107,421
4.05%, 11/15/27 (a)	500,000	561,025
4.88%, 11/15/41 (a)	150,000	176,604
5.63%, 11/15/43 (a)	250,000	327,815
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	200,554
Newmont Corp.
3.70%, 03/15/23 (a)	86,000	89,895
2.80%, 10/01/29 (a)	250,000	262,945
2.25%, 10/01/30 (a)	400,000	400,060
5.88%, 04/01/35	250,000	337,982
6.25%, 10/01/39	250,000	361,667
4.88%, 03/15/42 (a)	400,000	508,720
5.45%, 06/09/44 (a)	150,000	205,040
Nucor Corp.
4.13%, 09/15/22 (a)	350,000	362,530
4.00%, 08/01/23 (a)	300,000	319,572
3.95%, 05/01/28 (a)	200,000	228,236
2.70%, 06/01/30 (a)	250,000	261,440
2.98%, 12/15/55 (a)(d)	550,000	533,043
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	154,028
3.63%, 03/15/24 (a)	450,000	480,739
3.00%, 04/01/25 (a)	100,000	106,529
4.20%, 04/01/29 (a)	250,000	287,805
4.13%, 03/15/35 (a)	400,000	457,852
5.88%, 12/01/36	100,000	136,070
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.63%, 12/01/40	50,000	68,324
6.13%, 01/15/41 (a)	350,000	501,368
4.90%, 06/01/43 (a)	200,000	253,536
5.25%, 01/15/45 (a)	300,000	399,777
5.00%, 04/01/49 (a)	50,000	66,074
3.95%, 05/13/50 (a)	300,000	345,813
Packaging Corp. of America
3.65%, 09/15/24 (a)	400,000	433,224
3.40%, 12/15/27 (a)	200,000	219,930
4.05%, 12/15/49 (a)	150,000	176,510
PPG Industries, Inc.
3.20%, 03/15/23 (a)	200,000	208,850
2.40%, 08/15/24 (a)	100,000	104,712
3.75%, 03/15/28 (a)	300,000	342,462
2.80%, 08/15/29 (a)	200,000	212,562
2.55%, 06/15/30 (a)	300,000	311,811
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	200,000	211,928
2.15%, 08/15/30 (a)	250,000	247,038
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	542,834
6.13%, 12/15/33	50,000	70,470
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	500,000	554,330
7.13%, 07/15/28	250,000	339,272
5.20%, 11/02/40	350,000	480,707
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	525,068
4.13%, 08/21/42 (a)	100,000	122,407
Rohm & Haas Co.
7.85%, 07/15/29	450,000	622,305
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,173
3.75%, 03/15/27 (a)	250,000	274,600
4.25%, 01/15/48 (a)	250,000	275,265
Sherwin-Williams Co.
3.13%, 06/01/24 (a)	250,000	267,052
3.45%, 08/01/25 (a)	100,000	108,879
3.45%, 06/01/27 (a)	550,000	606,248
2.95%, 08/15/29 (a)	300,000	322,317
2.30%, 05/15/30 (a)	200,000	203,000
4.55%, 08/01/45 (a)	150,000	186,305
4.50%, 06/01/47 (a)	450,000	564,147
3.80%, 08/15/49 (a)	200,000	230,264
3.30%, 05/15/50 (a)	150,000	159,356
Southern Copper Corp.
3.88%, 04/23/25	250,000	272,762
7.50%, 07/27/35	350,000	508,455
6.75%, 04/16/40	400,000	571,740
5.25%, 11/08/42	500,000	640,790
5.88%, 04/23/45	345,000	482,524
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	200,000	209,530
1.65%, 10/15/27 (a)	100,000	99,738
3.45%, 04/15/30 (a)	250,000	272,682
3.25%, 01/15/31 (a)	200,000	215,098
3.25%, 10/15/50 (a)	250,000	249,675
Suzano Austria GmbH
6.00%, 01/15/29 (a)	550,000	655,528
5.00%, 01/15/30 (a)	450,000	510,205
3.75%, 01/15/31 (a)	250,000	261,913
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	270,200
6.13%, 10/01/35	300,000	387,915
6.00%, 08/15/40 (a)	150,000	191,358

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.25%, 07/15/41 (a)	350,000	460,544
5.40%, 02/01/43 (a)	100,000	122,182
Vale Overseas Ltd.
6.25%, 08/10/26	650,000	781,423
3.75%, 07/08/30 (a)	550,000	585,299
8.25%, 01/17/34	250,000	364,800
6.88%, 11/21/36	498,000	682,868
6.88%, 11/10/39	450,000	628,641
Vale S.A.
5.63%, 09/11/42	200,000	250,894
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	218,538
3.38%, 06/15/30 (a)	250,000	269,470
5.00%, 08/15/46 (a)	200,000	253,256
4.38%, 11/15/47 (a)	180,000	211,315
WestRock MWV LLC
8.20%, 01/15/30	215,000	304,487
Weyerhaeuser Co.
8.50%, 01/15/25	200,000	249,966
6.95%, 10/01/27	200,000	258,976
4.00%, 11/15/29 (a)	175,000	199,890
7.38%, 03/15/32	450,000	649,296
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	265,525
3.75%, 03/15/25 (a)	400,000	437,140
4.65%, 03/15/26 (a)	250,000	287,000
3.90%, 06/01/28 (a)	250,000	282,920
4.90%, 03/15/29 (a)	300,000	360,045
4.20%, 06/01/32 (a)	250,000	290,112
3.00%, 06/15/33 (a)	250,000	262,445
		63,930,554
Capital Goods 1.5%
3M Co.
1.75%, 02/14/23 (a)	200,000	204,506
2.25%, 03/15/23 (a)	500,000	515,645
3.25%, 02/14/24 (a)	250,000	267,315
2.00%, 02/14/25 (a)	450,000	469,291
2.65%, 04/15/25 (a)	550,000	586,091
2.25%, 09/19/26 (a)	100,000	105,903
2.88%, 10/15/27 (a)	400,000	435,048
3.38%, 03/01/29 (a)	150,000	168,179
2.38%, 08/26/29 (a)	350,000	367,230
3.05%, 04/15/30 (a)	200,000	220,300
3.13%, 09/19/46 (a)	200,000	212,388
3.63%, 10/15/47 (a)	200,000	232,106
4.00%, 09/14/48 (a)	550,000	673,926
3.25%, 08/26/49 (a)	300,000	328,704
3.70%, 04/15/50 (a)	250,000	294,740
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	275,000	273,127
Allegion PLC
3.50%, 10/01/29 (a)	110,000	119,777
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	372,578
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	87,834
4.50%, 05/15/28 (a)	300,000	348,699
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	256,390
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	207,486
4.35%, 06/01/29 (a)	350,000	410,952
2.80%, 02/15/30 (a)	250,000	264,835
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Avery Dennison Corp.
2.65%, 04/30/30 (a)	200,000	206,178
Berry Global, Inc.
0.95%, 02/15/24 (a)(d)	150,000	150,396
1.57%, 01/15/26 (a)(d)	600,000	601,020
BOC Aviation Ltd.
3.00%, 05/23/22 (a)	200,000	202,910
Boeing Co.
1.17%, 02/04/23 (a)	300,000	301,164
2.80%, 03/01/23 (a)	150,000	155,121
4.51%, 05/01/23 (a)	950,000	1,012,861
1.88%, 06/15/23 (a)	100,000	101,970
1.43%, 02/04/24 (a)	1,000,000	1,002,700
2.80%, 03/01/24 (a)	250,000	261,148
2.85%, 10/30/24 (a)	100,000	105,153
4.88%, 05/01/25 (a)	1,150,000	1,289,437
2.60%, 10/30/25 (a)	300,000	312,423
2.75%, 02/01/26 (a)	600,000	626,586
2.20%, 02/04/26 (a)	1,850,000	1,868,148
3.10%, 05/01/26 (a)	200,000	211,784
2.25%, 06/15/26 (a)	50,000	51,069
2.70%, 02/01/27 (a)	300,000	310,209
2.80%, 03/01/27 (a)	200,000	207,764
5.04%, 05/01/27 (a)	700,000	808,591
3.45%, 11/01/28 (a)	350,000	373,810
3.20%, 03/01/29 (a)	450,000	472,995
2.95%, 02/01/30 (a)	200,000	204,996
5.15%, 05/01/30 (a)	1,500,000	1,778,040
3.63%, 02/01/31 (a)	500,000	538,030
6.13%, 02/15/33	200,000	254,344
3.60%, 05/01/34 (a)	350,000	369,876
3.25%, 02/01/35 (a)	250,000	254,500
6.63%, 02/15/38	200,000	270,878
3.55%, 03/01/38 (a)	50,000	51,344
3.50%, 03/01/39 (a)	150,000	151,488
6.88%, 03/15/39	200,000	280,606
5.88%, 02/15/40	100,000	128,820
5.71%, 05/01/40 (a)	1,100,000	1,420,804
3.65%, 03/01/47 (a)	150,000	149,847
3.63%, 03/01/48 (a)	100,000	100,219
3.85%, 11/01/48 (a)	250,000	258,835
3.90%, 05/01/49 (a)	300,000	315,999
3.75%, 02/01/50 (a)	425,000	438,957
5.81%, 05/01/50 (a)	1,900,000	2,565,817
3.83%, 03/01/59 (a)	150,000	151,835
3.95%, 08/01/59 (a)	390,000	408,205
5.93%, 05/01/60 (a)	1,150,000	1,589,150
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	431,716
2.75%, 03/01/30 (a)	250,000	260,938
Carrier Global Corp.
2.24%, 02/15/25 (a)	650,000	676,468
2.49%, 02/15/27 (a)	400,000	418,824
2.72%, 02/15/30 (a)	700,000	726,670
2.70%, 02/15/31 (a)(d)	250,000	258,313
3.38%, 04/05/40 (a)	500,000	526,510
3.58%, 04/05/50 (a)(d)	550,000	585,469
Caterpillar Financial Services Corp.
1.90%, 09/06/22	150,000	152,897
2.55%, 11/29/22	750,000	774,045
3.45%, 05/15/23	65,000	68,797
0.65%, 07/07/23	500,000	502,915
0.45%, 09/14/23	400,000	400,720
3.75%, 11/24/23	200,000	216,038
3.65%, 12/07/23	100,000	107,804
2.85%, 05/17/24	150,000	159,692

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 06/09/24	250,000	269,673
2.15%, 11/08/24	450,000	471,555
3.25%, 12/01/24	100,000	108,760
1.45%, 05/15/25	300,000	307,383
0.80%, 11/13/25	400,000	397,892
0.90%, 03/02/26	300,000	299,589
1.10%, 09/14/27	250,000	247,155
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,050,000	1,127,983
2.60%, 04/09/30 (a)	250,000	267,080
6.05%, 08/15/36	400,000	577,516
5.20%, 05/27/41	275,000	380,952
3.80%, 08/15/42	250,000	297,780
4.30%, 05/15/44 (a)	125,000	158,454
3.25%, 09/19/49 (a)	400,000	442,100
3.25%, 04/09/50 (a)	500,000	554,750
4.75%, 05/15/64 (a)	200,000	288,764
CNH Industrial Capital LLC
4.20%, 01/15/24	440,000	476,485
1.88%, 01/15/26 (a)	200,000	203,790
CNH Industrial NV
4.50%, 08/15/23	350,000	377,450
3.85%, 11/15/27 (a)	150,000	166,593
Crane Co.
4.20%, 03/15/48 (a)	150,000	166,820
Deere & Co.
2.75%, 04/15/25 (a)	500,000	534,040
5.38%, 10/16/29	150,000	191,415
3.10%, 04/15/30 (a)	350,000	386,949
7.13%, 03/03/31	150,000	217,022
3.90%, 06/09/42 (a)	250,000	307,922
2.88%, 09/07/49 (a)	200,000	209,566
3.75%, 04/15/50 (a)	300,000	362,763
Dover Corp.
2.95%, 11/04/29 (a)	250,000	269,150
5.38%, 10/15/35	100,000	128,501
5.38%, 03/01/41 (a)	200,000	260,230
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	300,000	307,230
2.50%, 07/01/31 (a)(f)	250,000	248,313
Eaton Corp.
2.75%, 11/02/22	800,000	826,144
4.00%, 11/02/32	200,000	233,228
4.15%, 11/02/42	350,000	418,957
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	197,324
1.80%, 10/15/27 (a)	350,000	358,799
1.95%, 10/15/30 (a)	150,000	151,877
5.25%, 11/15/39	140,000	189,882
2.75%, 10/15/50 (a)	300,000	300,822
Flowserve Corp.
4.00%, 11/15/23 (a)	150,000	160,362
3.50%, 10/01/30 (a)	350,000	369,785
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	434,748
4.30%, 06/15/46 (a)	250,000	298,692
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	214,616
4.00%, 06/15/25 (a)	350,000	385,938
3.25%, 09/15/29 (a)	200,000	215,640
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	204,370
3.38%, 05/15/23 (a)	450,000	474,430
1.88%, 08/15/23 (a)	200,000	205,954
2.38%, 11/15/24 (a)	100,000	105,522
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 04/01/25 (a)	250,000	271,035
3.50%, 05/15/25 (a)	250,000	274,133
2.13%, 08/15/26 (a)	350,000	366,254
2.63%, 11/15/27 (a)	150,000	160,422
3.75%, 05/15/28 (a)	400,000	455,240
3.63%, 04/01/30 (a)	500,000	566,315
2.25%, 06/01/31 (a)	200,000	205,330
4.25%, 04/01/40 (a)	400,000	490,028
3.60%, 11/15/42 (a)	150,000	173,018
4.25%, 04/01/50 (a)	225,000	288,596
General Electric Co.
3.38%, 03/11/24	50,000	53,659
3.45%, 05/01/27 (a)	600,000	660,306
3.63%, 05/01/30 (a)	500,000	558,555
6.75%, 03/15/32	1,000,000	1,387,960
5.88%, 01/14/38	950,000	1,296,018
6.88%, 01/10/39	700,000	1,052,898
4.25%, 05/01/40 (a)	500,000	585,520
4.50%, 03/11/44	250,000	303,722
4.35%, 05/01/50 (a)	450,000	545,350
Honeywell International, Inc.
2.15%, 08/08/22 (a)	450,000	458,635
0.48%, 08/19/22 (a)	800,000	800,256
3.35%, 12/01/23	100,000	106,943
2.30%, 08/15/24 (a)	250,000	262,670
1.35%, 06/01/25 (a)	400,000	407,844
2.50%, 11/01/26 (a)	450,000	480,037
2.70%, 08/15/29 (a)	250,000	268,543
1.95%, 06/01/30 (a)	500,000	508,280
5.70%, 03/15/37	200,000	278,158
5.38%, 03/01/41	200,000	278,764
3.81%, 11/21/47 (a)	50,000	59,903
2.80%, 06/01/50 (a)	250,000	258,193
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	107,416
3.50%, 02/15/28 (a)	250,000	274,438
2.30%, 03/15/31 (a)	150,000	150,657
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	207,421
4.20%, 05/01/30 (a)	250,000	286,383
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	264,428
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	283,921
2.65%, 11/15/26 (a)	700,000	751,359
4.88%, 09/15/41 (a)	150,000	200,780
3.90%, 09/01/42 (a)	350,000	418,719
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	562,375
4.30%, 02/21/48 (a)	400,000	485,616
John Deere Capital Corp.
2.15%, 09/08/22	500,000	511,195
2.70%, 01/06/23	500,000	518,080
0.25%, 01/17/23	200,000	199,938
2.80%, 01/27/23	150,000	155,898
2.80%, 03/06/23	200,000	208,442
3.45%, 06/07/23	150,000	159,023
0.70%, 07/05/23	50,000	50,359
0.40%, 10/10/23	250,000	250,260
3.45%, 01/10/24	200,000	214,846
2.60%, 03/07/24	400,000	421,960
2.65%, 06/24/24	475,000	505,680
2.05%, 01/09/25	200,000	209,072
3.40%, 09/11/25	100,000	110,492
0.70%, 01/15/26	200,000	198,166
2.65%, 06/10/26	400,000	430,972

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 09/14/26	400,000	421,620
2.80%, 09/08/27	350,000	379,046
3.05%, 01/06/28	50,000	54,871
3.45%, 03/07/29	150,000	168,975
2.80%, 07/18/29	500,000	541,165
2.45%, 01/09/30	450,000	474,133
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	268,785
3.90%, 02/14/26 (a)	183,000	202,852
1.75%, 09/15/30 (a)	100,000	96,489
6.00%, 01/15/36	382,000	536,515
4.63%, 07/02/44 (a)	200,000	249,700
5.13%, 09/14/45 (a)	24,000	31,931
4.50%, 02/15/47 (a)	50,000	62,797
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	227,454
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	300,000	319,050
3.95%, 05/28/24 (a)	100,000	108,342
3.83%, 04/27/25 (a)	200,000	219,418
3.85%, 12/15/26 (a)	200,000	225,002
4.40%, 06/15/28 (a)	350,000	406,532
4.40%, 06/15/28 (a)	295,000	342,625
2.90%, 12/15/29 (a)	300,000	318,507
1.80%, 01/15/31 (a)	300,000	291,882
4.85%, 04/27/35 (a)	200,000	250,890
6.15%, 12/15/40	150,000	216,306
Lafarge S.A.
7.13%, 07/15/36	100,000	148,391
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	218,108
4.40%, 03/15/29 (a)	326,000	373,495
Legrand France S.A.
8.50%, 02/15/25	250,000	316,385
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	100,731
1.70%, 08/01/27 (a)	300,000	300,627
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	300,000	311,337
2.90%, 03/01/25 (a)	50,000	53,649
3.55%, 01/15/26 (a)	950,000	1,050,548
1.85%, 06/15/30 (a)	300,000	301,341
3.60%, 03/01/35 (a)	100,000	114,861
5.72%, 06/01/40	315,000	442,997
4.07%, 12/15/42	500,000	607,345
3.80%, 03/01/45 (a)	150,000	175,131
4.70%, 05/15/46 (a)	250,000	331,172
2.80%, 06/15/50 (a)	250,000	250,930
4.09%, 09/15/52 (a)	925,000	1,158,026
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	218,318
3.45%, 06/01/27 (a)	25,000	27,344
2.50%, 03/15/30 (a)	300,000	305,499
2.40%, 07/15/31 (a)	500,000	502,260
4.25%, 12/15/47 (a)	250,000	292,708
Masco Corp.
2.00%, 10/01/30 (a)	200,000	195,396
4.50%, 05/15/47 (a)	350,000	425,376
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	208,928
3.63%, 05/15/30 (a)	200,000	219,740
Northrop Grumman Corp.
3.25%, 08/01/23	250,000	264,548
2.93%, 01/15/25 (a)	400,000	426,592
3.20%, 02/01/27 (a)	500,000	544,665
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 01/15/28 (a)	450,000	491,413
4.40%, 05/01/30 (a)	300,000	355,023
5.05%, 11/15/40	150,000	196,434
4.75%, 06/01/43	500,000	644,650
3.85%, 04/15/45 (a)	350,000	403,396
4.03%, 10/15/47 (a)	700,000	833,091
5.25%, 05/01/50 (a)	450,000	633,735
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	302,698
Oshkosh Corp.
3.10%, 03/01/30 (a)	250,000	265,270
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	519,925
2.29%, 04/05/27 (a)	300,000	312,129
2.57%, 02/15/30 (a)	500,000	518,605
3.36%, 02/15/50 (a)	450,000	474,943
Owens Corning
3.40%, 08/15/26 (a)	150,000	162,779
3.95%, 08/15/29 (a)	200,000	226,228
3.88%, 06/01/30 (a)	100,000	111,800
7.00%, 12/01/36	145,000	209,155
4.30%, 07/15/47 (a)	200,000	232,810
4.40%, 01/30/48 (a)	200,000	236,484
Parker-Hannifin Corp.
3.50%, 09/15/22	150,000	155,546
2.70%, 06/14/24 (a)	250,000	263,728
3.25%, 03/01/27 (a)	100,000	109,419
3.25%, 06/14/29 (a)	370,000	405,054
4.20%, 11/21/34 (a)	250,000	294,737
6.25%, 05/15/38	150,000	214,046
4.45%, 11/21/44 (a)	250,000	309,977
4.10%, 03/01/47 (a)	150,000	179,756
4.00%, 06/14/49 (a)	400,000	476,012
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	293,250
Precision Castparts Corp.
2.50%, 01/15/23 (a)	350,000	359,982
3.25%, 06/15/25 (a)	200,000	217,076
3.90%, 01/15/43 (a)	250,000	284,140
4.38%, 06/15/45 (a)	139,000	169,189
Raytheon Technologies Corp.
2.50%, 12/15/22 (a)(d)	450,000	461,871
3.70%, 12/15/23 (a)	200,000	214,020
3.20%, 03/15/24 (a)	250,000	266,055
3.95%, 08/16/25 (a)	650,000	722,969
3.13%, 05/04/27 (a)	350,000	380,863
4.13%, 11/16/28 (a)	900,000	1,036,899
7.50%, 09/15/29	250,000	349,900
2.25%, 07/01/30 (a)	250,000	254,323
5.40%, 05/01/35	250,000	327,845
4.45%, 11/16/38 (a)	300,000	363,582
4.88%, 10/15/40 (d)	250,000	318,787
4.70%, 12/15/41	100,000	126,279
4.80%, 12/15/43 (a)	290,000	367,662
4.35%, 04/15/47 (a)	400,000	490,764
3.13%, 07/01/50 (a)	300,000	308,904
Republic Services, Inc.
2.50%, 08/15/24 (a)	450,000	472,806
0.88%, 11/15/25 (a)	250,000	247,923
2.90%, 07/01/26 (a)	550,000	590,238
3.38%, 11/15/27 (a)	600,000	659,976
3.95%, 05/15/28 (a)	75,000	85,340
2.30%, 03/01/30 (a)	200,000	203,268
1.45%, 02/15/31 (a)	250,000	234,640
6.20%, 03/01/40	100,000	144,240
3.05%, 03/01/50 (a)	150,000	153,465

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	112,263
4.20%, 03/01/49 (a)	250,000	313,142
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	250,000	257,605
2.35%, 09/15/24 (a)	150,000	157,187
1.00%, 09/15/25 (a)	250,000	248,610
3.85%, 12/15/25 (a)	500,000	554,470
3.80%, 12/15/26 (a)	150,000	167,573
1.40%, 09/15/27 (a)	350,000	344,925
4.20%, 09/15/28 (a)	50,000	57,566
2.95%, 09/15/29 (a)	400,000	428,112
2.00%, 06/30/30 (a)	350,000	345,446
1.75%, 02/15/31 (a)	250,000	240,590
Snap-on, Inc.
4.10%, 03/01/48 (a)	250,000	307,932
3.10%, 05/01/50 (a)	200,000	212,670
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	427,876
5.75%, 11/01/40 (a)	130,000	173,446
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	292,545
2.30%, 03/15/30 (a)	350,000	363,373
5.20%, 09/01/40	109,000	144,344
4.85%, 11/15/48 (a)	400,000	541,628
4.00%, 03/15/60 (a)(b)	250,000	266,890
Teledyne Technologies, Inc.
0.65%, 04/01/23	250,000	250,090
1.60%, 04/01/26 (a)	250,000	250,880
2.75%, 04/01/31 (a)	500,000	514,480
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	273,073
4.00%, 03/15/26 (a)	300,000	335,532
3.65%, 03/15/27 (a)	250,000	277,448
3.90%, 09/17/29 (a)	200,000	223,992
2.45%, 03/15/31 (a)	250,000	251,470
Timken Co.
3.88%, 09/01/24 (a)	150,000	160,835
4.50%, 12/15/28 (a)	150,000	167,879
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	268,165
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	400,000	452,060
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	300,000	315,813
United Technologies Corp.
6.05%, 06/01/36	300,000	419,835
6.13%, 07/15/38	600,000	857,772
5.70%, 04/15/40	700,000	973,455
4.50%, 06/01/42	1,000,000	1,245,340
4.15%, 05/15/45 (a)	250,000	297,122
3.75%, 11/01/46 (a)	350,000	395,213
4.05%, 05/04/47 (a)	450,000	529,393
4.63%, 11/16/48 (a)	100,000	128,672
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	157,297
5.25%, 10/01/54 (a)	250,000	309,967
Vontier Corp.
1.80%, 04/01/26 (a)(d)	200,000	199,538
2.40%, 04/01/28 (a)(d)	200,000	198,776
2.95%, 04/01/31 (a)(d)	300,000	301,725
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	225,658
3.50%, 06/01/30 (a)	250,000	275,843
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 06/15/47 (a)	250,000	304,072
4.70%, 03/01/48 (a)	125,000	157,648
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	231,582
3.50%, 05/01/29 (a)	209,000	230,464
2.60%, 02/01/30 (a)	350,000	362,537
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	460,885
2.40%, 05/15/23 (a)	366,000	378,788
0.75%, 11/15/25 (a)	300,000	297,456
3.15%, 11/15/27 (a)	300,000	328,572
1.15%, 03/15/28 (a)	250,000	242,273
1.50%, 03/15/31 (a)	50,000	47,353
4.10%, 03/01/45 (a)	250,000	300,032
4.15%, 07/15/49 (a)	250,000	311,132
2.50%, 11/15/50 (a)	300,000	280,479
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(g)(h)	300,000	325,644
3.20%, 06/15/25 (a)	250,000	266,645
3.45%, 11/15/26 (a)	400,000	430,224
4.95%, 09/15/28 (a)(g)(h)	400,000	465,084
WW Grainger, Inc.
1.85%, 02/15/25 (a)	200,000	207,138
4.60%, 06/15/45 (a)	150,000	194,319
4.20%, 05/15/47 (a)	500,000	614,510
Xylem, Inc.
3.25%, 11/01/26 (a)	185,000	202,725
1.95%, 01/30/28 (a)	250,000	253,205
2.25%, 01/30/31 (a)	250,000	252,613
4.38%, 11/01/46 (a)	195,000	232,863
		134,306,282
Communications 2.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	300,000	330,426
3.40%, 06/15/27 (a)	250,000	275,688
1.35%, 09/15/30 (a)	200,000	187,456
4.50%, 06/15/47 (a)	78,000	97,514
2.50%, 09/15/50 (a)	500,000	450,165
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	719,201
3.63%, 04/22/29 (a)	450,000	497,344
2.88%, 05/07/30 (a)	400,000	421,900
6.13%, 11/15/37	150,000	208,397
6.13%, 03/30/40	800,000	1,137,520
4.38%, 07/16/42	500,000	603,245
4.38%, 04/22/49 (a)	350,000	432,701
American Tower Corp.
3.50%, 01/31/23	800,000	838,264
3.00%, 06/15/23	200,000	209,518
5.00%, 02/15/24	350,000	388,262
3.38%, 05/15/24 (a)	250,000	267,585
2.95%, 01/15/25 (a)	280,000	297,570
2.40%, 03/15/25 (a)	350,000	365,936
4.00%, 06/01/25 (a)	100,000	110,184
1.60%, 04/15/26 (a)	250,000	252,863
3.38%, 10/15/26 (a)	250,000	272,300
2.75%, 01/15/27 (a)	65,000	68,793
3.13%, 01/15/27 (a)	350,000	375,298
3.55%, 07/15/27 (a)	450,000	494,388
3.60%, 01/15/28 (a)	300,000	330,675
1.50%, 01/31/28 (a)	250,000	243,708
3.95%, 03/15/29 (a)	250,000	281,230
3.80%, 08/15/29 (a)	750,000	837,195
2.90%, 01/15/30 (a)	150,000	157,884
1.88%, 10/15/30 (a)	250,000	242,038

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 10/15/49 (a)	300,000	325,836
3.10%, 06/15/50 (a)	550,000	538,989
2.95%, 01/15/51 (a)	250,000	238,785
AT&T, Inc.
2.63%, 12/01/22 (a)	250,000	256,573
4.05%, 12/15/23	150,000	162,761
3.90%, 03/11/24 (a)	550,000	593,362
4.45%, 04/01/24 (a)	350,000	382,596
3.95%, 01/15/25 (a)	350,000	386,824
3.40%, 05/15/25 (a)	750,000	817,477
3.60%, 07/15/25 (a)	250,000	274,370
3.88%, 01/15/26 (a)	250,000	278,283
4.13%, 02/17/26 (a)	250,000	281,273
1.70%, 03/25/26 (a)	900,000	909,900
2.95%, 07/15/26 (a)	250,000	268,908
3.80%, 02/15/27 (a)	350,000	390,638
4.25%, 03/01/27 (a)	500,000	567,975
2.30%, 06/01/27 (a)	800,000	828,288
1.65%, 02/01/28 (a)	550,000	546,502
4.10%, 02/15/28 (a)	950,000	1,084,292
4.35%, 03/01/29 (a)	1,050,000	1,216,057
4.30%, 02/15/30 (a)	1,050,000	1,214,913
2.75%, 06/01/31 (a)	1,200,000	1,247,952
2.25%, 02/01/32 (a)	950,000	934,287
2.55%, 12/01/33 (a)(d)	1,481,000	1,468,708
6.15%, 09/15/34	200,000	266,020
4.50%, 05/15/35 (a)	1,000,000	1,175,850
5.25%, 03/01/37 (a)	800,000	1,010,616
4.90%, 08/15/37 (a)	504,000	621,366
4.85%, 03/01/39 (a)	540,000	656,991
6.00%, 08/15/40 (a)	300,000	410,847
5.35%, 09/01/40	500,000	644,925
6.38%, 03/01/41	100,000	144,134
3.50%, 06/01/41 (a)	800,000	833,840
5.15%, 03/15/42	450,000	565,456
4.90%, 06/15/42	150,000	183,444
4.30%, 12/15/42 (a)	500,000	570,590
3.10%, 02/01/43 (a)	400,000	392,504
4.65%, 06/01/44 (a)	250,000	294,555
4.80%, 06/15/44 (a)	400,000	481,976
4.35%, 06/15/45 (a)	500,000	572,375
4.85%, 07/15/45 (a)	100,000	122,268
4.75%, 05/15/46 (a)	600,000	730,458
5.15%, 11/15/46 (a)	300,000	385,365
5.65%, 02/15/47 (a)	200,000	271,514
5.45%, 03/01/47 (a)	328,000	434,475
4.50%, 03/09/48 (a)	950,000	1,120,496
4.55%, 03/09/49 (a)	559,000	657,921
5.15%, 02/15/50 (a)	450,000	583,015
3.65%, 06/01/51 (a)	900,000	941,229
3.30%, 02/01/52 (a)	1,050,000	1,024,663
3.50%, 09/15/53 (a)(d)	2,315,000	2,324,191
3.55%, 09/15/55 (a)(d)	2,175,000	2,182,221
5.70%, 03/01/57 (a)	100,000	140,183
3.80%, 12/01/57 (a)(d)	1,975,000	2,066,047
3.65%, 09/15/59 (a)(d)	2,144,000	2,174,402
3.85%, 06/01/60 (a)	400,000	423,044
3.50%, 02/01/61 (a)	500,000	491,325
Bell Canada
0.75%, 03/17/24	250,000	250,765
4.46%, 04/01/48 (a)	550,000	683,677
4.30%, 07/29/49 (a)	50,000	60,846
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	272,180
5.13%, 12/04/28 (a)	1,250,000	1,492,125
9.63%, 12/15/30 (g)(h)	100,000	155,245
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	529,830
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	800,000	828,360
4.50%, 02/01/24 (a)	500,000	544,880
4.91%, 07/23/25 (a)	1,800,000	2,041,848
3.75%, 02/15/28 (a)	575,000	635,047
4.20%, 03/15/28 (a)	250,000	283,053
5.05%, 03/30/29 (a)	500,000	591,865
2.80%, 04/01/31 (a)	500,000	511,810
6.38%, 10/23/35 (a)	800,000	1,073,592
5.38%, 04/01/38 (a)	450,000	555,772
3.50%, 06/01/41 (a)	300,000	302,295
6.48%, 10/23/45 (a)	1,350,000	1,866,321
5.38%, 05/01/47 (a)	950,000	1,166,676
5.75%, 04/01/48 (a)	850,000	1,086,113
5.13%, 07/01/49 (a)	600,000	718,104
4.80%, 03/01/50 (a)	1,050,000	1,211,227
3.70%, 04/01/51 (a)	550,000	547,998
3.90%, 06/01/52 (a)	400,000	407,480
6.83%, 10/23/55 (a)	250,000	369,093
3.85%, 04/01/61 (a)	750,000	738,705
4.40%, 12/01/61 (a)	200,000	215,276
Comcast Corp.
3.60%, 03/01/24	450,000	486,162
3.70%, 04/15/24 (a)	950,000	1,030,227
3.38%, 02/15/25 (a)	200,000	217,222
3.10%, 04/01/25 (a)	550,000	593,758
3.38%, 08/15/25 (a)	550,000	600,589
3.95%, 10/15/25 (a)	1,150,000	1,287,287
3.15%, 03/01/26 (a)	750,000	816,645
2.35%, 01/15/27 (a)	550,000	577,709
3.30%, 02/01/27 (a)	530,000	582,353
3.15%, 02/15/28 (a)	750,000	822,997
3.55%, 05/01/28 (a)	292,000	327,031
4.15%, 10/15/28 (a)	1,550,000	1,795,861
2.65%, 02/01/30 (a)	700,000	736,988
3.40%, 04/01/30 (a)	500,000	552,790
4.25%, 10/15/30 (a)	500,000	588,490
1.95%, 01/15/31 (a)	700,000	690,312
1.50%, 02/15/31 (a)	350,000	331,895
4.25%, 01/15/33	700,000	834,127
7.05%, 03/15/33	250,000	363,533
4.20%, 08/15/34 (a)	500,000	591,880
5.65%, 06/15/35	150,000	203,546
4.40%, 08/15/35 (a)	230,000	277,530
6.50%, 11/15/35	300,000	437,001
3.20%, 07/15/36 (a)	350,000	375,533
6.45%, 03/15/37	100,000	145,521
6.95%, 08/15/37	400,000	610,472
3.90%, 03/01/38 (a)	500,000	574,260
4.60%, 10/15/38 (a)	1,200,000	1,488,924
3.25%, 11/01/39 (a)	100,000	106,518
3.75%, 04/01/40 (a)	450,000	509,247
4.65%, 07/15/42	150,000	189,713
4.50%, 01/15/43	100,000	124,248
4.75%, 03/01/44	500,000	641,595
4.60%, 08/15/45 (a)	822,000	1,034,594
3.40%, 07/15/46 (a)	550,000	589,011
4.00%, 08/15/47 (a)	416,000	484,815
3.97%, 11/01/47 (a)	748,000	873,312
4.00%, 03/01/48 (a)	600,000	702,558
4.70%, 10/15/48 (a)	1,250,000	1,622,000
4.00%, 11/01/49 (a)	900,000	1,060,902
3.45%, 02/01/50 (a)	500,000	542,485
2.80%, 01/15/51 (a)	500,000	482,145

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.45%, 08/15/52 (a)	350,000	316,316
4.05%, 11/01/52 (a)	500,000	596,035
4.95%, 10/15/58 (a)	900,000	1,248,345
2.65%, 08/15/62 (a)	350,000	320,520
Crown Castle International Corp.
3.15%, 07/15/23 (a)	50,000	52,545
3.20%, 09/01/24 (a)	400,000	427,608
1.35%, 07/15/25 (a)	100,000	100,745
4.45%, 02/15/26 (a)	500,000	565,455
3.70%, 06/15/26 (a)	250,000	275,353
1.05%, 07/15/26 (a)	100,000	97,884
4.00%, 03/01/27 (a)	200,000	224,022
3.65%, 09/01/27 (a)	300,000	331,158
3.80%, 02/15/28 (a)	350,000	389,203
3.10%, 11/15/29 (a)	200,000	212,518
3.30%, 07/01/30 (a)	350,000	376,163
2.25%, 01/15/31 (a)	400,000	395,036
2.10%, 04/01/31 (a)	350,000	341,485
2.90%, 04/01/41 (a)	300,000	291,867
4.75%, 05/15/47 (a)	350,000	428,379
5.20%, 02/15/49 (a)	100,000	130,290
4.00%, 11/15/49 (a)	300,000	334,023
4.15%, 07/01/50 (a)	100,000	114,421
3.25%, 01/15/51 (a)	300,000	299,574
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)(h)	1,200,000	1,798,488
9.25%, 06/01/32	250,000	406,725
Discovery Communications LLC
2.95%, 03/20/23 (a)	263,000	273,680
3.90%, 11/15/24 (a)	400,000	434,080
3.45%, 03/15/25 (a)	250,000	268,525
4.90%, 03/11/26 (a)	100,000	114,300
3.95%, 03/20/28 (a)	750,000	835,537
4.13%, 05/15/29 (a)	250,000	280,920
3.63%, 05/15/30 (a)	450,000	491,557
6.35%, 06/01/40	300,000	416,160
4.88%, 04/01/43	300,000	360,300
5.20%, 09/20/47 (a)	450,000	561,010
5.30%, 05/15/49 (a)	100,000	126,360
4.65%, 05/15/50 (a)	350,000	410,287
4.00%, 09/15/55 (a)	664,000	704,185
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	25,000	28,817
1.85%, 02/15/31 (a)	250,000	241,908
2.95%, 02/15/51 (a)	250,000	245,278
Fox Corp.
4.03%, 01/25/24 (a)	250,000	270,893
3.05%, 04/07/25 (a)	150,000	160,677
4.71%, 01/25/29 (a)	650,000	764,250
3.50%, 04/08/30 (a)	300,000	330,951
5.48%, 01/25/39 (a)	550,000	711,925
5.58%, 01/25/49 (a)	550,000	743,699
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	356,220
6.63%, 01/15/40	400,000	553,380
5.00%, 05/13/45 (a)	400,000	478,300
6.13%, 01/31/46 (a)	250,000	343,890
5.25%, 05/24/49 (a)	200,000	252,132
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	355,767
2.40%, 03/01/31 (a)	200,000	200,664
5.40%, 10/01/48 (a)	150,000	201,533
Koninklijke KPN N.V.
8.38%, 10/01/30	290,000	411,478
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NBCUniversal Media LLC
6.40%, 04/30/40	200,000	299,630
5.95%, 04/01/41	800,000	1,157,184
4.45%, 01/15/43	100,000	123,045
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	250,000	254,098
4.20%, 06/01/30 (a)	200,000	231,112
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	271,510
3.60%, 04/15/26 (a)	500,000	552,480
Orange S.A.
9.00%, 03/01/31	800,000	1,261,592
5.38%, 01/13/42	300,000	406,158
5.50%, 02/06/44 (a)	300,000	419,556
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	258,965
4.10%, 10/01/23 (a)	250,000	267,338
3.63%, 12/15/25 (a)	270,000	298,353
2.90%, 11/15/26 (a)	100,000	107,078
4.50%, 03/15/43 (a)	100,000	116,913
5.45%, 10/01/43 (a)	250,000	330,140
5.00%, 03/15/44 (a)	500,000	627,160
4.30%, 02/15/48 (a)	300,000	347,340
4.35%, 05/01/49 (a)	450,000	531,360
3.70%, 11/15/49 (a)	400,000	426,320
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	1,100,000	1,193,247
1.50%, 02/15/26 (a)	250,000	251,803
3.75%, 04/15/27 (a)	1,400,000	1,548,246
2.05%, 02/15/28 (a)	750,000	760,575
3.88%, 04/15/30 (a)	2,300,000	2,568,686
2.55%, 02/15/31 (a)	750,000	758,910
2.25%, 11/15/31 (a)	250,000	246,430
4.38%, 04/15/40 (a)	900,000	1,056,186
3.00%, 02/15/41 (a)	400,000	396,004
4.50%, 04/15/50 (a)	1,100,000	1,310,221
3.30%, 02/15/51 (a)	1,000,000	997,590
3.60%, 11/15/60 (a)	500,000	511,300
TCI Communications, Inc.
7.88%, 02/15/26	100,000	129,225
7.13%, 02/15/28	350,000	467,792
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	160,683
4.10%, 03/08/27	350,000	394,250
7.05%, 06/20/36	650,000	936,786
4.67%, 03/06/38	250,000	294,480
5.21%, 03/08/47	1,000,000	1,253,280
4.90%, 03/06/48	500,000	599,960
5.52%, 03/01/49 (a)	450,000	586,575
Telefonica Europe BV
8.25%, 09/15/30	450,000	659,457
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	213,776
3.70%, 09/15/27 (a)	250,000	281,198
4.60%, 11/16/48 (a)	250,000	314,843
4.30%, 06/15/49 (a)	200,000	241,792
Time Warner Cable LLC
6.55%, 05/01/37	500,000	680,700
7.30%, 07/01/38	550,000	801,625
6.75%, 06/15/39	400,000	560,400
5.88%, 11/15/40 (a)	700,000	904,981
5.50%, 09/01/41 (a)	450,000	560,187
4.50%, 09/15/42 (a)	250,000	279,563

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Time Warner Entertainment Co. LP
8.38%, 03/15/23	377,000	426,240
8.38%, 07/15/33	300,000	455,391
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	700,000	719,488
3.15%, 09/17/25	200,000	217,590
3.00%, 02/13/26	600,000	651,894
1.85%, 07/30/26	400,000	412,172
7.00%, 03/01/32	250,000	359,373
4.38%, 08/16/41	300,000	370,548
4.13%, 12/01/41	400,000	479,948
4.13%, 06/01/44	200,000	241,408
3.00%, 07/30/46	200,000	206,222
Verizon Communications, Inc.
4.15%, 03/15/24 (a)	200,000	217,736
0.75%, 03/22/24	500,000	502,265
3.50%, 11/01/24 (a)	508,000	549,946
3.38%, 02/15/25	900,000	978,093
0.85%, 11/20/25 (a)	700,000	691,670
1.45%, 03/20/26 (a)	1,150,000	1,161,074
2.63%, 08/15/26	650,000	690,891
4.13%, 03/16/27	1,150,000	1,309,332
3.00%, 03/22/27 (a)	250,000	269,018
2.10%, 03/22/28 (a)	1,000,000	1,021,600
4.33%, 09/21/28	1,450,000	1,686,480
3.88%, 02/08/29 (a)	350,000	398,468
4.02%, 12/03/29 (a)	1,457,000	1,671,951
3.15%, 03/22/30 (a)	500,000	539,675
1.50%, 09/18/30 (a)	500,000	477,580
1.68%, 10/30/30 (a)	518,000	495,602
7.75%, 12/01/30	250,000	364,748
1.75%, 01/20/31 (a)	700,000	671,685
2.55%, 03/21/31 (a)	1,500,000	1,535,775
4.50%, 08/10/33	950,000	1,138,366
4.40%, 11/01/34 (a)	850,000	1,014,390
4.27%, 01/15/36	950,000	1,135,088
5.25%, 03/16/37	700,000	924,518
4.81%, 03/15/39	566,000	718,588
2.65%, 11/20/40 (a)	550,000	531,096
3.40%, 03/22/41 (a)	1,000,000	1,060,250
4.75%, 11/01/41	450,000	572,872
3.85%, 11/01/42 (a)	756,000	858,733
6.55%, 09/15/43	200,000	320,278
4.13%, 08/15/46	350,000	411,768
4.86%, 08/21/46	1,250,000	1,616,850
5.50%, 03/16/47	200,000	279,970
4.52%, 09/15/48	1,250,000	1,544,450
5.01%, 04/15/49	550,000	729,074
4.00%, 03/22/50 (a)	350,000	403,490
2.88%, 11/20/50 (a)	1,000,000	955,890
3.55%, 03/22/51 (a)	1,550,000	1,659,383
5.01%, 08/21/54	500,000	680,805
4.67%, 03/15/55	800,000	1,034,176
2.99%, 10/30/56 (a)	1,507,000	1,417,710
3.00%, 11/20/60 (a)	950,000	894,016
3.70%, 03/22/61 (a)	1,000,000	1,073,920
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	248,000	266,756
3.50%, 01/15/25 (a)	200,000	215,168
4.75%, 05/15/25 (a)	500,000	565,950
2.90%, 01/15/27 (a)	400,000	425,456
3.38%, 02/15/28 (a)	600,000	656,970
3.70%, 06/01/28 (a)	150,000	167,111
4.20%, 06/01/29 (a)	289,000	333,035
4.95%, 01/15/31 (a)	250,000	301,930
4.20%, 05/19/32 (a)	400,000	461,876
5.50%, 05/15/33	100,000	127,473
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.88%, 04/30/36	450,000	646,726
4.85%, 07/01/42 (a)	150,000	184,376
4.38%, 03/15/43	600,000	694,020
5.85%, 09/01/43 (a)	650,000	892,697
5.25%, 04/01/44 (a)	150,000	192,302
4.90%, 08/15/44 (a)	200,000	243,702
4.60%, 01/15/45 (a)	250,000	297,740
4.95%, 05/19/50 (a)	200,000	253,132
Vodafone Group PLC
2.95%, 02/19/23	350,000	363,762
3.75%, 01/16/24	400,000	433,324
4.13%, 05/30/25	500,000	558,420
4.38%, 05/30/28	1,000,000	1,164,090
7.88%, 02/15/30	250,000	357,898
6.25%, 11/30/32	100,000	135,411
6.15%, 02/27/37	580,000	805,202
5.00%, 05/30/38	450,000	567,598
4.38%, 02/19/43	450,000	526,252
5.25%, 05/30/48	1,050,000	1,381,191
4.88%, 06/19/49	600,000	757,632
4.25%, 09/17/50	500,000	583,025
5.13%, 06/19/59	200,000	262,076
Walt Disney Co.
1.65%, 09/01/22	250,000	253,975
3.00%, 09/15/22	100,000	103,218
1.75%, 08/30/24 (a)	350,000	361,701
3.70%, 09/15/24 (a)	300,000	326,526
3.35%, 03/24/25	500,000	544,255
3.70%, 10/15/25 (a)	450,000	497,574
1.75%, 01/13/26	500,000	514,445
3.38%, 11/15/26 (a)	250,000	275,855
3.70%, 03/23/27	200,000	224,736
2.20%, 01/13/28	350,000	362,975
2.00%, 09/01/29 (a)	375,000	378,983
3.80%, 03/22/30	200,000	228,744
2.65%, 01/13/31	800,000	840,568
6.20%, 12/15/34	400,000	564,780
6.40%, 12/15/35	450,000	659,785
6.15%, 03/01/37	200,000	286,178
6.65%, 11/15/37	500,000	758,200
4.63%, 03/23/40 (a)	250,000	318,098
3.50%, 05/13/40 (a)	550,000	613,343
6.15%, 02/15/41	150,000	222,432
4.75%, 09/15/44 (a)	390,000	509,313
4.95%, 10/15/45 (a)	385,000	518,268
4.75%, 11/15/46 (a)	200,000	261,510
2.75%, 09/01/49 (a)	650,000	641,998
4.70%, 03/23/50 (a)	650,000	868,829
3.60%, 01/13/51 (a)	850,000	965,243
3.80%, 05/13/60 (a)	350,000	413,014
Weibo Corp.
3.50%, 07/05/24 (a)	450,000	474,637
3.38%, 07/08/30 (a)	300,000	308,838
WPP Finance 2010
3.63%, 09/07/22	100,000	103,618
3.75%, 09/19/24	300,000	326,817
		219,064,277
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	250,000	248,020
3.90%, 04/15/30 (a)	200,000	223,974
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	207,808
3.60%, 11/28/24 (a)	900,000	978,471
3.40%, 12/06/27 (a)	750,000	819,720

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 02/09/31 (a)	500,000	492,290
4.50%, 11/28/34 (a)	300,000	351,225
4.00%, 12/06/37 (a)	550,000	617,798
2.70%, 02/09/41 (a)	250,000	240,158
4.20%, 12/06/47 (a)	600,000	694,128
3.15%, 02/09/51 (a)	500,000	493,065
4.40%, 12/06/57 (a)	300,000	361,530
3.25%, 02/09/61 (a)	300,000	291,489
Amazon.com, Inc.
2.50%, 11/29/22 (a)	600,000	616,020
2.40%, 02/22/23 (a)	1,000,000	1,033,110
0.25%, 05/12/23	250,000	250,108
0.40%, 06/03/23	500,000	501,125
0.45%, 05/12/24	1,000,000	998,310
2.80%, 08/22/24 (a)	700,000	745,283
0.80%, 06/03/25 (a)	250,000	250,538
5.20%, 12/03/25 (a)	400,000	469,736
1.00%, 05/12/26 (a)	1,000,000	1,000,450
1.20%, 06/03/27 (a)	50,000	49,788
3.15%, 08/22/27 (a)	600,000	663,228
1.65%, 05/12/28 (a)	1,000,000	1,008,690
1.50%, 06/03/30 (a)	800,000	784,288
2.10%, 05/12/31 (a)	250,000	254,303
4.80%, 12/05/34 (a)	650,000	838,656
3.88%, 08/22/37 (a)	1,050,000	1,251,075
2.88%, 05/12/41 (a)	1,000,000	1,032,970
4.95%, 12/05/44 (a)	600,000	815,628
4.05%, 08/22/47 (a)	1,100,000	1,342,627
2.50%, 06/03/50 (a)	900,000	851,544
3.10%, 05/12/51 (a)	1,000,000	1,052,190
4.25%, 08/22/57 (a)	900,000	1,154,079
2.70%, 06/03/60 (a)	800,000	764,992
3.25%, 05/12/61 (a)	550,000	583,121
American Honda Finance Corp.
2.60%, 11/16/22	1,000,000	1,031,730
2.05%, 01/10/23	150,000	153,924
1.95%, 05/10/23	500,000	514,530
3.45%, 07/14/23	100,000	106,180
0.65%, 09/08/23	200,000	200,986
3.55%, 01/12/24	450,000	483,903
2.90%, 02/16/24	500,000	529,950
2.40%, 06/27/24	500,000	525,760
0.55%, 07/12/24	400,000	398,792
2.15%, 09/10/24	200,000	209,114
1.00%, 09/10/25	200,000	200,112
2.30%, 09/09/26	150,000	158,166
3.50%, 02/15/28	100,000	112,296
Aptiv Corp.
4.15%, 03/15/24 (a)	490,000	531,523
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	173,234
4.40%, 10/01/46 (a)	150,000	175,749
5.40%, 03/15/49 (a)	100,000	135,993
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	107,712
3.80%, 11/15/27 (a)	300,000	329,616
4.75%, 06/01/30 (a)	250,000	296,117
AutoZone, Inc.
3.13%, 04/18/24 (a)	50,000	53,253
3.25%, 04/15/25 (a)	650,000	699,881
3.13%, 04/21/26 (a)	50,000	54,345
3.75%, 06/01/27 (a)	200,000	223,800
3.75%, 04/18/29 (a)	200,000	223,432
4.00%, 04/15/30 (a)	250,000	284,630
1.65%, 01/15/31 (a)	250,000	238,230
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	231,960
1.95%, 10/01/30 (a)	200,000	194,024
Block Financial LLC
5.50%, 11/01/22 (a)	145,000	150,845
5.25%, 10/01/25 (a)	250,000	284,380
3.88%, 08/15/30 (a)	250,000	270,597
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	270,000	280,446
3.60%, 06/01/26 (a)	495,000	548,970
3.55%, 03/15/28 (a)	150,000	167,421
4.63%, 04/13/30 (a)	500,000	598,600
BorgWarner, Inc.
2.65%, 07/01/27 (a)	350,000	371,385
4.38%, 03/15/45 (a)	320,000	371,750
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	173,906
2.50%, 04/01/31 (a)	200,000	202,976
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	216,968
3.70%, 01/15/31 (a)	150,000	162,675
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	300,000	318,153
3.00%, 05/18/27 (a)	650,000	713,869
1.60%, 04/20/30 (a)	400,000	394,608
1.75%, 04/20/32 (a)	600,000	591,720
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	106,477
0.75%, 09/01/25 (a)	250,000	248,480
1.50%, 09/01/30 (a)	500,000	482,905
4.88%, 10/01/43 (a)	150,000	198,504
2.60%, 09/01/50 (a)	300,000	286,467
Daimler Finance North America LLC
8.50%, 01/18/31	550,000	833,926
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	172,279
4.55%, 02/15/48 (a)	100,000	117,729
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	260,910
4.15%, 11/01/25 (a)	89,000	99,761
3.88%, 04/15/27 (a)	200,000	225,156
4.13%, 05/01/28 (a)	250,000	286,697
3.50%, 04/03/30 (a)	300,000	330,180
4.13%, 04/03/50 (a)	200,000	234,878
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	650,000	686,959
4.20%, 05/15/28 (a)	400,000	456,540
DR Horton, Inc.
4.38%, 09/15/22 (a)	100,000	103,697
4.75%, 02/15/23 (a)	90,000	95,310
5.75%, 08/15/23 (a)	100,000	109,519
2.50%, 10/15/24 (a)	200,000	209,830
2.60%, 10/15/25 (a)	210,000	221,477
1.40%, 10/15/27 (a)	250,000	245,045
eBay, Inc.
2.75%, 01/30/23 (a)	400,000	414,300
3.45%, 08/01/24 (a)	500,000	537,435
1.40%, 05/10/26 (a)	250,000	250,735
3.60%, 06/05/27 (a)	600,000	667,488
2.70%, 03/11/30 (a)	200,000	208,292
2.60%, 05/10/31 (a)	250,000	254,533
4.00%, 07/15/42 (a)	250,000	280,625
3.65%, 05/10/51 (a)	250,000	265,360

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Expedia Group, Inc.
4.50%, 08/15/24 (a)	100,000	109,603
5.00%, 02/15/26 (a)	100,000	114,298
4.63%, 08/01/27 (a)	225,000	254,367
3.80%, 02/15/28 (a)	250,000	272,525
3.25%, 02/15/30 (a)	800,000	836,400
2.95%, 03/15/31 (a)	350,000	356,184
Ford Foundation
2.42%, 06/01/50 (a)	300,000	290,115
General Motors Co.
4.88%, 10/02/23	1,100,000	1,197,834
5.40%, 10/02/23	300,000	330,360
4.00%, 04/01/25	650,000	714,844
6.13%, 10/01/25 (a)	800,000	947,336
4.20%, 10/01/27 (a)	250,000	279,200
6.80%, 10/01/27 (a)	500,000	630,020
5.00%, 10/01/28 (a)	250,000	293,380
5.00%, 04/01/35	400,000	483,776
6.60%, 04/01/36 (a)	550,000	754,176
5.15%, 04/01/38 (a)	400,000	487,612
6.25%, 10/02/43	550,000	760,012
5.20%, 04/01/45	400,000	496,212
6.75%, 04/01/46 (a)	300,000	433,746
5.40%, 04/01/48 (a)	200,000	255,132
5.95%, 04/01/49 (a)	350,000	476,878
General Motors Financial Co., Inc.
3.55%, 07/08/22	400,000	412,772
3.25%, 01/05/23 (a)	440,000	456,724
5.20%, 03/20/23	550,000	592,350
3.70%, 05/09/23 (a)	200,000	210,092
4.25%, 05/15/23	150,000	159,521
4.15%, 06/19/23 (a)	200,000	212,502
1.70%, 08/18/23	200,000	204,146
5.10%, 01/17/24 (a)	400,000	440,724
1.05%, 03/08/24	500,000	503,075
3.95%, 04/13/24 (a)	250,000	269,458
3.50%, 11/07/24 (a)	450,000	483,120
4.00%, 01/15/25 (a)	250,000	272,517
2.90%, 02/26/25 (a)	350,000	370,580
4.35%, 04/09/25 (a)	61,000	67,491
2.75%, 06/20/25 (a)	250,000	263,423
1.25%, 01/08/26 (a)	175,000	173,892
5.25%, 03/01/26 (a)	375,000	433,417
4.00%, 10/06/26 (a)	600,000	663,294
4.35%, 01/17/27 (a)	500,000	562,620
2.70%, 08/20/27 (a)	400,000	416,176
3.85%, 01/05/28 (a)	600,000	661,188
5.65%, 01/17/29 (a)	150,000	182,996
3.60%, 06/21/30 (a)	500,000	542,185
2.70%, 06/10/31 (a)	500,000	503,755
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	120,783
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	200,000	218,602
3.35%, 09/01/24 (a)	150,000	159,087
5.25%, 06/01/25 (a)	300,000	338,217
5.38%, 04/15/26 (a)	500,000	575,755
5.75%, 06/01/28 (a)	100,000	119,132
5.30%, 01/15/29 (a)	200,000	233,894
4.00%, 01/15/30 (a)	300,000	323,982
4.00%, 01/15/31 (a)	250,000	269,962
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	107,940
4.63%, 07/28/45 (a)	150,000	165,689
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	221,450
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Home Depot, Inc.
2.70%, 04/01/23 (a)	400,000	414,708
3.75%, 02/15/24 (a)	500,000	538,875
3.00%, 04/01/26 (a)	500,000	544,850
2.13%, 09/15/26 (a)	300,000	315,825
2.50%, 04/15/27 (a)	200,000	213,344
2.80%, 09/14/27 (a)	150,000	162,680
3.90%, 12/06/28 (a)	500,000	581,785
2.95%, 06/15/29 (a)	650,000	711,061
2.70%, 04/15/30 (a)	250,000	267,678
1.38%, 03/15/31 (a)	150,000	143,637
5.88%, 12/16/36	1,200,000	1,716,624
3.30%, 04/15/40 (a)	355,000	389,634
5.40%, 09/15/40 (a)	191,000	264,655
5.95%, 04/01/41 (a)	500,000	732,095
4.20%, 04/01/43 (a)	250,000	306,275
4.88%, 02/15/44 (a)	1,050,000	1,401,036
4.40%, 03/15/45 (a)	150,000	190,746
4.25%, 04/01/46 (a)	500,000	623,425
3.90%, 06/15/47 (a)	100,000	118,887
4.50%, 12/06/48 (a)	350,000	455,682
3.13%, 12/15/49 (a)	450,000	478,183
3.35%, 04/15/50 (a)	500,000	554,350
2.38%, 03/15/51 (a)	500,000	463,160
3.50%, 09/15/56 (a)	297,000	336,421
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	156,320
5.38%, 04/23/25 (a)	200,000	226,114
4.85%, 03/15/26 (a)	150,000	167,796
4.38%, 09/15/28 (a)	100,000	110,504
5.75%, 04/23/30 (a)	150,000	182,208
J Paul Getty Trust
Series 2021
0.39%, 01/01/24 (a)	200,000	199,304
JD.com, Inc.
3.88%, 04/29/26	200,000	220,452
3.38%, 01/14/30 (a)	200,000	213,854
4.13%, 01/14/50 (a)	150,000	160,766
Kohl's Corp.
4.25%, 07/17/25 (a)	125,000	136,613
5.55%, 07/17/45 (a)	325,000	390,227
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	605,000	635,111
2.90%, 06/25/25 (a)	200,000	208,612
3.50%, 08/18/26 (a)	350,000	372,274
3.90%, 08/08/29 (a)	300,000	319,857
Lear Corp.
3.80%, 09/15/27 (a)	300,000	330,897
4.25%, 05/15/29 (a)	150,000	169,608
5.25%, 05/15/49 (a)	350,000	442,281
Lennar Corp.
4.75%, 11/15/22 (a)	300,000	314,016
4.88%, 12/15/23 (a)	200,000	217,690
4.50%, 04/30/24 (a)	250,000	273,695
5.88%, 11/15/24 (a)	250,000	284,300
4.75%, 05/30/25 (a)	150,000	168,510
5.00%, 06/15/27 (a)	150,000	173,759
4.75%, 11/29/27 (a)	300,000	346,986
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	221,458
3.38%, 09/15/25 (a)	700,000	766,381
2.50%, 04/15/26 (a)	650,000	690,274
3.10%, 05/03/27 (a)	460,000	502,536
1.30%, 04/15/28 (a)	250,000	243,993
6.50%, 03/15/29	401,000	522,503
3.65%, 04/05/29 (a)	472,000	528,640

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 04/15/30 (a)	400,000	473,700
1.70%, 10/15/30 (a)	400,000	383,872
5.00%, 04/15/40 (a)	350,000	451,381
4.65%, 04/15/42 (a)	150,000	186,684
4.38%, 09/15/45 (a)	350,000	421,064
3.70%, 04/15/46 (a)	250,000	275,275
4.05%, 05/03/47 (a)	550,000	634,408
4.55%, 04/05/49 (a)	400,000	501,304
5.13%, 04/15/50 (a)	400,000	541,804
3.00%, 10/15/50 (a)	300,000	295,965
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	269,838
4.15%, 10/01/25 (a)	250,000	279,792
2.45%, 06/15/30 (a)	250,000	256,238
Marriott International, Inc.
4.15%, 12/01/23 (a)	150,000	160,866
3.60%, 04/15/24 (a)	200,000	213,292
3.75%, 03/15/25 (a)	600,000	645,198
5.75%, 05/01/25 (a)	250,000	288,787
3.75%, 10/01/25 (a)	200,000	216,450
3.13%, 06/15/26 (a)	300,000	319,479
4.65%, 12/01/28 (a)	150,000	171,807
4.63%, 06/15/30 (a)	400,000	460,880
3.50%, 10/15/32 (a)	400,000	425,872
McDonald's Corp.
3.35%, 04/01/23 (a)	300,000	314,748
3.25%, 06/10/24	250,000	268,725
3.38%, 05/26/25 (a)	500,000	543,270
3.70%, 01/30/26 (a)	600,000	667,278
3.50%, 03/01/27 (a)	300,000	331,761
3.50%, 07/01/27 (a)	300,000	333,003
3.80%, 04/01/28 (a)	450,000	510,003
2.63%, 09/01/29 (a)	400,000	421,488
2.13%, 03/01/30 (a)	250,000	253,035
3.60%, 07/01/30 (a)	350,000	393,914
4.70%, 12/09/35 (a)	350,000	434,297
6.30%, 10/15/37	180,000	259,083
6.30%, 03/01/38	150,000	216,332
5.70%, 02/01/39	133,000	182,654
4.88%, 07/15/40	200,000	256,510
3.70%, 02/15/42	250,000	280,437
3.63%, 05/01/43	150,000	167,094
4.88%, 12/09/45 (a)	900,000	1,161,594
4.45%, 03/01/47 (a)	350,000	430,097
4.45%, 09/01/48 (a)	500,000	624,340
3.63%, 09/01/49 (a)	450,000	498,973
4.20%, 04/01/50 (a)	150,000	181,523
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	100,000	97,484
NIKE, Inc.
2.25%, 05/01/23 (a)	350,000	361,021
2.40%, 03/27/25 (a)	400,000	423,176
2.38%, 11/01/26 (a)	300,000	319,278
2.75%, 03/27/27 (a)	200,000	215,820
2.85%, 03/27/30 (a)	500,000	543,685
3.25%, 03/27/40 (a)	500,000	549,720
3.63%, 05/01/43 (a)	50,000	58,118
3.88%, 11/01/45 (a)	400,000	480,328
3.38%, 11/01/46 (a)	150,000	168,071
3.38%, 03/27/50 (a)	500,000	565,305
Nordstrom, Inc.
4.00%, 03/15/27 (a)	125,000	130,374
6.95%, 03/15/28	150,000	177,588
4.38%, 04/01/30 (a)	350,000	364,927
4.25%, 08/01/31 (a)(d)	100,000	104,461
5.00%, 01/15/44 (a)	350,000	349,692
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	176,662
3.00%, 05/15/30 (a)	250,000	265,140
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	553,600
3.60%, 09/01/27 (a)	250,000	280,605
4.35%, 06/01/28 (a)	59,000	68,578
3.90%, 06/01/29 (a)	150,000	169,752
1.75%, 03/15/31 (a)	250,000	240,553
PACCAR Financial Corp.
2.30%, 08/10/22	200,000	204,548
2.00%, 09/26/22	100,000	102,123
2.65%, 04/06/23	250,000	260,238
0.35%, 02/02/24	300,000	298,842
2.15%, 08/15/24	50,000	52,327
1.80%, 02/06/25	200,000	206,258
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	293,110
5.00%, 01/15/27 (a)	200,000	233,846
7.88%, 06/15/32	25,000	36,092
6.38%, 05/15/33	250,000	331,550
6.00%, 02/15/35	175,000	229,604
PVH Corp.
4.63%, 07/10/25 (a)(d)	200,000	223,258
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	200,000	220,648
2.95%, 06/15/30 (a)	200,000	213,048
Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	243,673
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	225,852
0.88%, 04/15/26 (a)	100,000	98,051
1.88%, 04/15/31 (a)	150,000	145,518
Sands China Ltd.
4.60%, 08/08/23 (a)	550,000	584,639
5.13%, 08/08/25 (a)	850,000	951,906
5.40%, 08/08/28 (a)	900,000	1,049,085
Starbucks Corp.
3.10%, 03/01/23 (a)	350,000	365,414
3.85%, 10/01/23 (a)	350,000	373,730
2.00%, 03/12/27 (a)	300,000	308,751
3.50%, 03/01/28 (a)	550,000	615,433
4.00%, 11/15/28 (a)	250,000	287,947
3.55%, 08/15/29 (a)	650,000	728,195
2.25%, 03/12/30 (a)	200,000	202,966
2.55%, 11/15/30 (a)	275,000	285,095
3.75%, 12/01/47 (a)	500,000	556,365
4.50%, 11/15/48 (a)	300,000	374,301
4.45%, 08/15/49 (a)	350,000	434,878
3.35%, 03/12/50 (a)	100,000	104,630
3.50%, 11/15/50 (a)	300,000	323,097
Stellantis N.V.
5.25%, 04/15/23	700,000	754,838
Tapestry, Inc.
4.25%, 04/01/25 (a)	250,000	272,055
4.13%, 07/15/27 (a)	200,000	218,858
Target Corp.
3.50%, 07/01/24	300,000	325,803
2.25%, 04/15/25 (a)	500,000	524,955
2.50%, 04/15/26	200,000	215,240
3.38%, 04/15/29 (a)	525,000	590,252
2.35%, 02/15/30 (a)	250,000	261,353
2.65%, 09/15/30 (a)	400,000	428,796
4.00%, 07/01/42	500,000	622,940

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/15/46	400,000	476,788
3.90%, 11/15/47 (a)	250,000	313,547
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	362,229
2.25%, 09/15/26 (a)	500,000	526,255
1.15%, 05/15/28 (a)	100,000	96,679
3.88%, 04/15/30 (a)	500,000	573,290
Toyota Motor Corp.
2.16%, 07/02/22	300,000	305,871
3.42%, 07/20/23	250,000	265,488
2.36%, 07/02/24	150,000	157,905
1.34%, 03/25/26 (a)	300,000	303,585
3.67%, 07/20/28	100,000	113,541
2.76%, 07/02/29	150,000	161,658
Toyota Motor Credit Corp.
2.80%, 07/13/22	500,000	513,180
0.45%, 07/22/22	250,000	250,570
2.15%, 09/08/22	150,000	153,236
0.35%, 10/14/22	150,000	150,177
2.70%, 01/11/23	250,000	259,085
2.90%, 03/30/23	500,000	522,275
0.40%, 04/06/23	500,000	500,430
0.50%, 08/14/23	500,000	501,135
1.35%, 08/25/23	250,000	254,963
3.45%, 09/20/23	400,000	426,884
2.25%, 10/18/23	250,000	260,385
3.35%, 01/08/24	200,000	213,930
0.45%, 01/11/24	650,000	648,290
2.90%, 04/17/24	350,000	371,976
1.80%, 02/13/25	500,000	516,085
3.00%, 04/01/25	450,000	483,817
0.80%, 10/16/25	400,000	397,216
0.80%, 01/09/26	700,000	692,643
3.20%, 01/11/27	400,000	439,976
1.15%, 08/13/27	300,000	295,515
3.05%, 01/11/28	250,000	274,645
3.65%, 01/08/29	400,000	456,908
2.15%, 02/13/30	250,000	256,830
3.38%, 04/01/30	350,000	392,910
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	119,469
VF Corp.
2.40%, 04/23/25 (a)	275,000	288,555
2.80%, 04/23/27 (a)	200,000	213,762
2.95%, 04/23/30 (a)	250,000	264,885
Walgreen Co.
3.10%, 09/15/22	100,000	103,336
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	850,000	926,661
3.45%, 06/01/26 (a)	550,000	598,735
3.20%, 04/15/30 (a)	250,000	267,043
4.10%, 04/15/50 (a)	550,000	606,430
Walmart, Inc.
2.35%, 12/15/22 (a)	650,000	668,583
2.55%, 04/11/23 (a)	1,350,000	1,399,140
3.40%, 06/26/23 (a)	100,000	105,925
3.30%, 04/22/24 (a)	300,000	321,669
2.85%, 07/08/24 (a)	400,000	426,572
2.65%, 12/15/24 (a)	1,200,000	1,279,140
3.55%, 06/26/25 (a)	300,000	331,110
3.05%, 07/08/26 (a)	100,000	109,555
3.70%, 06/26/28 (a)	1,700,000	1,936,640
3.25%, 07/08/29 (a)	500,000	560,025
2.38%, 09/24/29 (a)	400,000	424,216
5.25%, 09/01/35	1,000,000	1,363,270
6.50%, 08/15/37	100,000	152,476
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.20%, 04/15/38	150,000	224,340
3.95%, 06/28/38 (a)	850,000	1,022,711
5.00%, 10/25/40	150,000	203,364
5.63%, 04/15/41	150,000	218,160
4.00%, 04/11/43 (a)	150,000	183,449
4.30%, 04/22/44 (a)	300,000	381,777
3.63%, 12/15/47 (a)	600,000	704,604
4.05%, 06/29/48 (a)	900,000	1,133,694
2.95%, 09/24/49 (a)	350,000	372,106
		160,580,376
Consumer Non-Cyclical 4.2%
Abbott Laboratories
3.40%, 11/30/23 (a)	850,000	906,389
3.88%, 09/15/25 (a)	100,000	111,669
3.75%, 11/30/26 (a)	608,000	688,086
1.15%, 01/30/28 (a)	250,000	245,255
4.75%, 11/30/36 (a)	850,000	1,096,653
6.00%, 04/01/39	110,000	161,908
5.30%, 05/27/40	300,000	416,673
4.75%, 04/15/43 (a)	250,000	331,972
4.90%, 11/30/46 (a)	1,200,000	1,640,124
AbbVie, Inc.
3.25%, 10/01/22 (a)	750,000	771,157
2.90%, 11/06/22	725,000	749,193
3.20%, 11/06/22 (a)	500,000	516,375
2.30%, 11/21/22	1,050,000	1,077,930
2.85%, 05/14/23 (a)	500,000	520,610
3.75%, 11/14/23 (a)	250,000	268,350
3.85%, 06/15/24 (a)	500,000	542,340
2.60%, 11/21/24 (a)	1,300,000	1,371,565
3.80%, 03/15/25 (a)	250,000	273,495
3.60%, 05/14/25 (a)	1,200,000	1,310,340
3.20%, 05/14/26 (a)	700,000	759,843
2.95%, 11/21/26 (a)	1,275,000	1,371,186
4.25%, 11/14/28 (a)	590,000	684,542
3.20%, 11/21/29 (a)	1,900,000	2,063,476
4.55%, 03/15/35 (a)	690,000	837,322
4.50%, 05/14/35 (a)	1,275,000	1,541,857
4.30%, 05/14/36 (a)	800,000	950,288
4.05%, 11/21/39 (a)	1,300,000	1,510,860
4.63%, 10/01/42 (a)	150,000	185,757
4.40%, 11/06/42	800,000	972,984
4.85%, 06/15/44 (a)	500,000	637,005
4.75%, 03/15/45 (a)	168,000	210,956
4.70%, 05/14/45 (a)	1,200,000	1,499,748
4.45%, 05/14/46 (a)	250,000	303,205
4.88%, 11/14/48 (a)	569,000	738,590
4.25%, 11/21/49 (a)	1,750,000	2,100,875
Adventist Health System
2.95%, 03/01/29 (a)	200,000	211,252
3.63%, 03/01/49 (a)	100,000	109,613
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	200,000	226,648
2.21%, 06/15/30 (a)	250,000	253,585
4.27%, 08/15/48 (a)	89,000	112,578
3.39%, 10/15/49 (a)	200,000	221,016
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	400,000	424,564
2.75%, 09/15/29 (a)	350,000	367,489
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	202,103
AHS Hospital Corp.
5.02%, 07/01/45	100,000	137,500
Allina Health System
3.89%, 04/15/49	150,000	174,567

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Altria Group, Inc.
2.85%, 08/09/22	400,000	410,844
4.00%, 01/31/24	350,000	379,543
3.80%, 02/14/24 (a)(e)	200,000	214,976
2.35%, 05/06/25 (a)	200,000	209,308
4.40%, 02/14/26 (a)	250,000	282,973
2.63%, 09/16/26 (a)	250,000	263,210
4.80%, 02/14/29 (a)	1,010,000	1,172,287
3.40%, 05/06/30 (a)	200,000	212,192
2.45%, 02/04/32 (a)	500,000	483,800
5.80%, 02/14/39 (a)	600,000	740,610
3.40%, 02/04/41 (a)	300,000	286,299
4.25%, 08/09/42	550,000	575,212
4.50%, 05/02/43	300,000	324,177
5.38%, 01/31/44	600,000	713,394
3.88%, 09/16/46 (a)	700,000	695,800
5.95%, 02/14/49 (a)	650,000	833,345
4.45%, 05/06/50 (a)	300,000	319,728
3.70%, 02/04/51 (a)	400,000	379,712
4.00%, 02/04/61 (a)	150,000	144,804
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	250,000	250,523
3.40%, 05/15/24 (a)	250,000	267,388
3.45%, 12/15/27 (a)	550,000	600,880
2.80%, 05/15/30 (a)	200,000	208,830
2.70%, 03/15/31 (a)	750,000	770,505
4.30%, 12/15/47 (a)	150,000	175,263
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	207,180
3.63%, 05/22/24 (a)	650,000	700,102
1.90%, 02/21/25 (a)	250,000	258,720
3.13%, 05/01/25 (a)	250,000	268,990
2.60%, 08/19/26 (a)	700,000	743,652
2.20%, 02/21/27 (a)	450,000	467,415
3.20%, 11/02/27 (a)	150,000	163,793
2.45%, 02/21/30 (a)	500,000	515,825
2.30%, 02/25/31 (a)	725,000	734,671
6.38%, 06/01/37	50,000	71,801
3.15%, 02/21/40 (a)	700,000	728,875
4.95%, 10/01/41	250,000	323,720
5.15%, 11/15/41 (a)	476,000	625,773
4.40%, 05/01/45 (a)	700,000	850,213
4.56%, 06/15/48 (a)	300,000	377,931
3.38%, 02/21/50 (a)	850,000	896,775
4.66%, 06/15/51 (a)	1,250,000	1,615,725
2.77%, 09/01/53 (a)	722,000	687,322
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,326,864
4.70%, 02/01/36 (a)	1,700,000	2,089,062
4.90%, 02/01/46 (a)	3,050,000	3,861,147
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	551,895
4.70%, 02/01/36 (a)	387,000	474,663
4.00%, 01/17/43	150,000	168,740
4.63%, 02/01/44	400,000	486,364
4.90%, 02/01/46 (a)	600,000	750,186
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	1,050,000	1,196,055
4.75%, 01/23/29 (a)	1,425,000	1,698,144
3.50%, 06/01/30 (a)	650,000	722,761
4.90%, 01/23/31 (a)	750,000	923,385
4.38%, 04/15/38 (a)	125,000	149,228
8.20%, 01/15/39	400,000	665,108
5.45%, 01/23/39 (a)	600,000	792,300
4.35%, 06/01/40 (a)	450,000	536,112
4.95%, 01/15/42	540,000	682,765
3.75%, 07/15/42	250,000	272,618
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 04/15/48 (a)	900,000	1,101,438
4.44%, 10/06/48 (a)	550,000	658,856
5.55%, 01/23/49 (a)	1,250,000	1,720,887
4.50%, 06/01/50 (a)	750,000	915,442
4.75%, 04/15/58 (a)	700,000	878,766
5.80%, 01/23/59 (a)	800,000	1,156,896
4.60%, 06/01/60 (a)	600,000	739,668
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	1,150,000	1,224,037
3.25%, 03/27/30 (a)	400,000	443,240
5.38%, 09/15/35	100,000	137,025
3.75%, 09/15/47 (a)	150,000	178,103
4.50%, 03/15/49 (a)	150,000	200,366
Ascension Health
2.53%, 11/15/29 (a)	120,000	126,614
3.11%, 11/15/39 (a)	100,000	106,992
3.95%, 11/15/46	400,000	488,896
4.85%, 11/15/53	250,000	352,590
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	500,000	499,545
1.20%, 05/28/26 (a)	350,000	348,866
1.75%, 05/28/28 (a)	100,000	99,995
2.25%, 05/28/31 (a)	100,000	101,455
AstraZeneca PLC
0.30%, 05/26/23	500,000	498,765
3.50%, 08/17/23 (a)	500,000	531,265
3.38%, 11/16/25	700,000	766,920
0.70%, 04/08/26 (a)	200,000	194,986
4.00%, 01/17/29 (a)	200,000	230,088
1.38%, 08/06/30 (a)	600,000	569,214
6.45%, 09/15/37	1,350,000	2,013,633
4.00%, 09/18/42	150,000	179,339
4.38%, 11/16/45	250,000	311,907
4.38%, 08/17/48 (a)	250,000	316,050
2.13%, 08/06/50 (a)	500,000	437,625
3.00%, 05/28/51 (a)	250,000	257,670
Banner Health
2.34%, 01/01/30 (a)	350,000	358,372
2.91%, 01/01/51 (a)	250,000	254,250
Baptist Healthcare System Obligated Group
Series 20B
3.54%, 08/15/50 (a)	250,000	270,635
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,150,000	1,177,105
3.22%, 08/15/24 (a)	650,000	690,735
2.79%, 09/06/24 (a)	300,000	315,492
3.22%, 09/06/26 (a)	450,000	477,751
4.70%, 04/02/27 (a)	500,000	565,030
3.56%, 08/15/27 (a)	1,350,000	1,446,444
2.26%, 03/25/28 (a)	100,000	99,486
3.46%, 09/06/29 (a)	300,000	317,325
4.91%, 04/02/30 (a)	350,000	402,489
2.73%, 03/25/31 (a)	250,000	246,425
4.39%, 08/15/37 (a)	350,000	378,199
3.73%, 09/25/40 (a)	400,000	392,276
4.54%, 08/15/47 (a)	600,000	633,432
4.76%, 09/06/49 (a)	400,000	433,584
5.28%, 04/02/50 (a)	200,000	231,942
3.98%, 09/25/50 (a)	300,000	293,535
BAT International Finance PLC
1.67%, 03/25/26 (a)	100,000	100,153
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	331,758
5.25%, 06/23/45 (a)	198,000	265,457

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baxter International, Inc.
3.95%, 04/01/30 (a)	250,000	288,305
1.73%, 04/01/31 (a)	250,000	243,693
3.50%, 08/15/46 (a)	250,000	279,700
BayCare Health System, Inc.
Series 2020
3.83%, 11/15/50 (a)	250,000	304,202
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	494,632
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	1,000,000	1,089,560
3.70%, 06/06/27 (a)	181,000	201,259
2.82%, 05/20/30 (a)	250,000	262,090
1.96%, 02/11/31 (a)	300,000	292,956
4.69%, 12/15/44 (a)	400,000	500,240
4.67%, 06/06/47 (a)	600,000	749,064
3.79%, 05/20/50 (a)	250,000	279,778
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,113,990
2.25%, 05/01/30 (a)	700,000	703,521
3.15%, 05/01/50 (a)	600,000	590,862
3.25%, 02/15/51 (a)	535,000	536,739
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	110,263
2.10%, 06/01/31 (a)	250,000	248,940
3.21%, 06/01/50 (a)	50,000	52,055
Boston Scientific Corp.
3.45%, 03/01/24 (a)	350,000	373,915
3.85%, 05/15/25	200,000	220,954
3.75%, 03/01/26 (a)	250,000	277,593
4.00%, 03/01/28 (a)	200,000	228,482
4.00%, 03/01/29 (a)	300,000	341,838
2.65%, 06/01/30 (a)	500,000	517,455
7.00%, 11/15/35 (g)(h)	150,000	213,837
4.55%, 03/01/39 (a)	75,000	91,769
7.38%, 01/15/40	50,000	79,267
4.70%, 03/01/49 (a)	350,000	448,966
Bristol-Myers Squibb Co.
3.25%, 08/15/22	350,000	361,375
3.55%, 08/15/22	600,000	621,528
2.75%, 02/15/23 (a)	500,000	518,430
3.25%, 02/20/23 (a)	192,000	200,625
0.54%, 11/13/23 (a)	500,000	500,415
2.90%, 07/26/24 (a)	1,150,000	1,226,935
3.88%, 08/15/25 (a)	700,000	779,268
0.75%, 11/13/25 (a)	250,000	247,883
3.20%, 06/15/26 (a)	1,000,000	1,098,130
3.25%, 02/27/27	250,000	277,128
3.45%, 11/15/27 (a)	750,000	837,037
3.90%, 02/20/28 (a)	350,000	400,543
3.40%, 07/26/29 (a)	1,325,000	1,485,179
1.45%, 11/13/30 (a)	100,000	96,730
4.13%, 06/15/39 (a)	750,000	907,552
2.35%, 11/13/40 (a)	300,000	289,155
3.25%, 08/01/42	500,000	539,130
4.50%, 03/01/44 (a)	100,000	128,620
5.00%, 08/15/45 (a)	600,000	822,594
4.35%, 11/15/47 (a)	600,000	761,784
4.55%, 02/20/48 (a)	500,000	653,350
4.25%, 10/26/49 (a)	1,300,000	1,644,409
2.55%, 11/13/50 (a)	200,000	191,678
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	353,877
4.50%, 07/15/45 (a)	150,000	194,469
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	256,868
3.75%, 09/25/27 (a)	600,000	661,908
2.75%, 05/14/31 (a)	250,000	253,105
Campbell Soup Co.
2.50%, 08/02/22	350,000	357,815
3.95%, 03/15/25 (a)	250,000	275,650
4.15%, 03/15/28 (a)	500,000	570,265
2.38%, 04/24/30 (a)	250,000	252,083
4.80%, 03/15/48 (a)	150,000	185,027
3.13%, 04/24/50 (a)	300,000	292,503
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	522,000	554,087
3.75%, 09/15/25 (a)	250,000	275,090
3.41%, 06/15/27 (a)	400,000	437,408
4.60%, 03/15/43	100,000	116,637
4.50%, 11/15/44 (a)	150,000	172,010
4.90%, 09/15/45 (a)	300,000	361,164
4.37%, 06/15/47 (a)	100,000	112,982
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	250,000	256,475
Children's Health System of Texas
2.51%, 08/15/50 (a)	250,000	232,720
Children's Hospital
2.93%, 07/15/50 (a)	250,000	247,485
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	126,866
2.59%, 02/01/50 (a)	120,000	114,462
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	189,335
CHRISTUS Health
Series C
4.34%, 07/01/28 (a)	200,000	230,246
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	500,000	545,965
Cigna Corp.
3.05%, 11/30/22 (a)	39,000	40,377
3.00%, 07/15/23 (a)	485,000	507,945
3.75%, 07/15/23 (a)	643,000	684,795
3.25%, 04/15/25 (a)	300,000	323,526
4.13%, 11/15/25 (a)	750,000	841,125
4.50%, 02/25/26 (a)	485,000	552,594
3.40%, 03/01/27 (a)	635,000	697,319
3.05%, 10/15/27 (a)	291,000	314,452
4.38%, 10/15/28 (a)	1,300,000	1,513,577
2.40%, 03/15/30 (a)	500,000	511,085
2.38%, 03/15/31 (a)	500,000	507,195
4.80%, 08/15/38 (a)	750,000	935,190
3.20%, 03/15/40 (a)	250,000	259,883
6.13%, 11/15/41	195,000	278,809
4.80%, 07/15/46 (a)	630,000	798,758
3.88%, 10/15/47 (a)	439,000	491,737
4.90%, 12/15/48 (a)	850,000	1,099,483
3.40%, 03/15/50 (a)	400,000	416,652
3.40%, 03/15/51 (a)	500,000	523,255
City of Hope
5.62%, 11/15/43	195,000	275,562
Cleveland Clinic Foundation
4.86%, 01/01/14	200,000	283,870
Clorox Co.
3.05%, 09/15/22 (a)	200,000	205,118
3.10%, 10/01/27 (a)	100,000	109,058
3.90%, 05/15/28 (a)	550,000	627,335

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Coca-Cola Co.
1.75%, 09/06/24	1,050,000	1,091,611
3.38%, 03/25/27	400,000	445,644
2.90%, 05/25/27	150,000	164,180
1.45%, 06/01/27	500,000	505,040
1.00%, 03/15/28	400,000	388,292
2.13%, 09/06/29	300,000	309,570
3.45%, 03/25/30	700,000	789,390
1.65%, 06/01/30	250,000	245,905
2.00%, 03/05/31	200,000	202,114
1.38%, 03/15/31	400,000	382,448
2.25%, 01/05/32	500,000	512,405
2.50%, 06/01/40	500,000	496,520
4.20%, 03/25/50	300,000	377,733
2.60%, 06/01/50	700,000	675,955
3.00%, 03/05/51	350,000	363,877
2.50%, 03/15/51	500,000	471,405
2.75%, 06/01/60	300,000	294,573
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	166,349
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	650,000	680,296
1.85%, 09/01/32 (a)	250,000	241,280
5.25%, 11/26/43	200,000	268,950
Colgate-Palmolive Co.
2.10%, 05/01/23	260,000	268,510
3.25%, 03/15/24	500,000	537,065
3.70%, 08/01/47 (a)	377,000	455,838
CommonSpirit Health
2.76%, 10/01/24 (a)	250,000	263,323
3.35%, 10/01/29 (a)	300,000	325,392
4.35%, 11/01/42	400,000	469,628
3.82%, 10/01/49 (a)	400,000	450,000
4.19%, 10/01/49 (a)	350,000	402,461
Community Health Network, Inc.
3.10%, 05/01/50 (a)	250,000	249,578
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	174,000	180,165
4.30%, 05/01/24 (a)	360,000	395,104
4.60%, 11/01/25 (a)	350,000	398,065
1.38%, 11/01/27 (a)	400,000	390,576
4.85%, 11/01/28 (a)	500,000	596,115
8.25%, 09/15/30	100,000	148,904
5.30%, 11/01/38 (a)	350,000	445,658
5.40%, 11/01/48 (a)	350,000	469,073
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	350,000	364,633
4.25%, 05/01/23	300,000	320,109
4.75%, 11/15/24	250,000	280,903
4.40%, 11/15/25 (a)	350,000	395,500
4.75%, 12/01/25	200,000	230,060
3.70%, 12/06/26 (a)	200,000	222,816
4.65%, 11/15/28 (a)	250,000	294,425
3.15%, 08/01/29 (a)	300,000	322,644
2.88%, 05/01/30 (a)	550,000	578,182
4.50%, 05/09/47 (a)	175,000	212,112
4.10%, 02/15/48 (a)	150,000	172,904
5.25%, 11/15/48 (a)	200,000	267,534
CVS Health Corp.
3.50%, 07/20/22 (a)	550,000	565,427
2.75%, 12/01/22 (a)	500,000	513,970
4.75%, 12/01/22 (a)	50,000	52,484
3.70%, 03/09/23 (a)	866,000	911,907
3.38%, 08/12/24 (a)	650,000	698,990
2.63%, 08/15/24 (a)	300,000	316,896
4.10%, 03/25/25 (a)	600,000	665,442
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 07/20/25 (a)	950,000	1,049,341
2.88%, 06/01/26 (a)	900,000	967,644
3.00%, 08/15/26 (a)	250,000	269,818
3.63%, 04/01/27 (a)	300,000	332,274
6.25%, 06/01/27	200,000	249,292
1.30%, 08/21/27 (a)	100,000	98,215
4.30%, 03/25/28 (a)	2,870,000	3,298,663
3.25%, 08/15/29 (a)	500,000	543,900
3.75%, 04/01/30 (a)	400,000	448,984
1.75%, 08/21/30 (a)	100,000	96,295
4.88%, 07/20/35 (a)	300,000	366,717
4.78%, 03/25/38 (a)	1,575,000	1,939,045
6.13%, 09/15/39	150,000	209,648
4.13%, 04/01/40 (a)	450,000	522,661
2.70%, 08/21/40 (a)	600,000	582,570
5.30%, 12/05/43 (a)	600,000	794,772
5.13%, 07/20/45 (a)	950,000	1,235,722
5.05%, 03/25/48 (a)	2,600,000	3,383,848
4.25%, 04/01/50 (a)	300,000	357,000
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	164,241
2.60%, 10/01/50 (a)	250,000	239,325
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	150,000	176,894
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	214,260
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	255,835
2.20%, 11/15/24 (a)	400,000	417,900
2.60%, 11/15/29 (a)	250,000	262,118
3.25%, 11/15/39 (a)	500,000	537,085
3.40%, 11/15/49 (a)	350,000	385,990
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	259,225
2.13%, 10/24/24 (a)	450,000	470,430
1.38%, 09/29/25 (a)	300,000	305,088
3.88%, 05/18/28 (a)	450,000	514,984
2.38%, 10/24/29 (a)	200,000	207,446
2.00%, 04/29/30 (a)	450,000	451,282
2.13%, 04/29/32 (a)	250,000	251,608
5.88%, 09/30/36	600,000	859,068
3.88%, 04/29/43 (a)	50,000	59,050
Diageo Investment Corp.
4.25%, 05/11/42	100,000	122,920
Dignity Health
3.13%, 11/01/22	250,000	258,745
5.27%, 11/01/64	150,000	207,756
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	240,374
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	290,015
Eli Lilly & Co.
3.10%, 05/15/27 (a)	350,000	382,287
3.38%, 03/15/29 (a)	450,000	505,377
3.88%, 03/15/39 (a)	250,000	298,212
3.95%, 05/15/47 (a)	100,000	120,452
3.95%, 03/15/49 (a)	550,000	668,640
2.25%, 05/15/50 (a)	650,000	590,037
4.15%, 03/15/59 (a)	400,000	508,312
2.50%, 09/15/60 (a)	250,000	229,725
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	52,279
3.15%, 03/15/27 (a)	300,000	330,234
2.38%, 12/01/29 (a)	200,000	209,210
2.60%, 04/15/30 (a)	250,000	264,588

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 06/15/45 (a)	150,000	189,737
4.15%, 03/15/47 (a)	300,000	375,516
3.13%, 12/01/49 (a)	200,000	217,858
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	200,534
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	179,516
3.50%, 01/16/50 (a)	900,000	949,662
Franciscan Missionaries of Our Lady Health System Inc
Series B
3.91%, 07/01/49 (a)	50,000	57,288
General Mills, Inc.
2.60%, 10/12/22 (a)	150,000	153,914
3.70%, 10/17/23 (a)	166,000	177,685
3.65%, 02/15/24 (a)	200,000	214,368
4.00%, 04/17/25 (a)	700,000	775,726
3.20%, 02/10/27 (a)	300,000	327,054
4.20%, 04/17/28 (a)	325,000	375,131
2.88%, 04/15/30 (a)	350,000	371,357
3.00%, 02/01/51 (a)(d)	401,000	404,793
Gilead Sciences, Inc.
3.25%, 09/01/22 (a)	450,000	462,991
2.50%, 09/01/23 (a)	600,000	624,318
0.75%, 09/29/23 (a)	750,000	750,667
3.70%, 04/01/24 (a)	700,000	752,437
3.50%, 02/01/25 (a)	600,000	650,418
3.65%, 03/01/26 (a)	700,000	772,485
2.95%, 03/01/27 (a)	100,000	107,688
1.20%, 10/01/27 (a)	400,000	390,160
4.60%, 09/01/35 (a)	600,000	735,024
4.00%, 09/01/36 (a)	300,000	347,949
5.65%, 12/01/41 (a)	200,000	275,760
4.80%, 04/01/44 (a)	650,000	824,141
4.50%, 02/01/45 (a)	400,000	489,200
4.75%, 03/01/46 (a)	950,000	1,205,369
4.15%, 03/01/47 (a)	975,000	1,149,281
2.80%, 10/01/50 (a)	500,000	480,425
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	350,000	350,626
3.00%, 06/01/24 (a)	300,000	320,070
3.38%, 06/01/29 (a)	650,000	723,014
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	104,182
3.38%, 05/15/23	250,000	264,065
3.63%, 05/15/25	750,000	828,120
3.88%, 05/15/28	500,000	573,620
5.38%, 04/15/34	180,000	243,067
6.38%, 05/15/38	1,100,000	1,648,757
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	245,220
4.21%, 07/01/48 (a)	150,000	184,998
4.50%, 07/01/57 (a)	250,000	328,395
Hartford HealthCare Corp.
3.45%, 07/01/54	200,000	211,074
Hasbro, Inc.
2.60%, 11/19/22	200,000	205,800
3.00%, 11/19/24 (a)	200,000	212,960
3.55%, 11/19/26 (a)	300,000	329,037
3.50%, 09/15/27 (a)	100,000	109,310
3.90%, 11/19/29 (a)	200,000	222,620
6.35%, 03/15/40	200,000	278,938
5.10%, 05/15/44 (a)	150,000	184,145
HCA, Inc.
4.75%, 05/01/23	650,000	697,086
5.00%, 03/15/24	850,000	939,853
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 04/15/25	500,000	572,755
5.25%, 06/15/26 (a)	250,000	289,382
4.50%, 02/15/27 (a)	500,000	565,775
4.13%, 06/15/29 (a)	650,000	733,239
5.13%, 06/15/39 (a)	300,000	375,042
5.50%, 06/15/47 (a)	550,000	717,194
5.25%, 06/15/49 (a)	700,000	894,271
3.50%, 07/15/51 (a)	500,000	500,670
Hershey Co.
0.90%, 06/01/25 (a)	250,000	251,008
2.30%, 08/15/26 (a)	460,000	488,552
2.45%, 11/15/29 (a)	100,000	105,404
3.13%, 11/15/49 (a)	150,000	160,511
2.65%, 06/01/50 (a)	300,000	296,277
Hormel Foods Corp.
0.65%, 06/03/24 (a)	350,000	350,798
1.80%, 06/11/30 (a)	250,000	248,368
3.05%, 06/03/51 (a)	250,000	260,448
Hospital Special Surgery
Series 2020
2.67%, 10/01/50 (a)	250,000	233,610
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	100,000	124,835
Illumina, Inc.
2.55%, 03/23/31 (a)	250,000	253,903
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	168,582
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	163,035
2.90%, 06/01/30 (a)	250,000	262,338
3.90%, 06/01/50 (a)	100,000	112,448
Integris Baptist Medical Center, Inc.
Series A
3.88%, 08/15/50 (a)	250,000	281,945
Iowa Health System
Series 2020
3.67%, 02/15/50 (a)	200,000	223,610
JM Smucker Co.
3.50%, 03/15/25	500,000	544,840
2.38%, 03/15/30 (a)	200,000	204,078
4.25%, 03/15/35	250,000	293,037
4.38%, 03/15/45	250,000	300,497
3.55%, 03/15/50 (a)	100,000	108,050
Johnson & Johnson
2.05%, 03/01/23 (a)	100,000	102,704
3.38%, 12/05/23	250,000	268,833
2.63%, 01/15/25 (a)	320,000	340,877
0.55%, 09/01/25 (a)	450,000	445,806
2.45%, 03/01/26 (a)	600,000	639,600
2.95%, 03/03/27 (a)	1,600,000	1,749,952
0.95%, 09/01/27 (a)	400,000	393,060
2.90%, 01/15/28 (a)	100,000	109,464
6.95%, 09/01/29	100,000	140,504
1.30%, 09/01/30 (a)	400,000	388,480
4.95%, 05/15/33	100,000	132,011
3.55%, 03/01/36 (a)	117,000	136,210
3.63%, 03/03/37 (a)	550,000	642,449
3.40%, 01/15/38 (a)	750,000	851,812
5.85%, 07/15/38	382,000	558,220
2.10%, 09/01/40 (a)	400,000	380,132
4.50%, 09/01/40	50,000	64,790
4.85%, 05/15/41	150,000	200,684
4.50%, 12/05/43 (a)	200,000	260,618
3.70%, 03/01/46 (a)	925,000	1,100,139
3.75%, 03/03/47 (a)	200,000	240,864

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 01/15/48 (a)	50,000	58,149
2.25%, 09/01/50 (a)	550,000	514,437
2.45%, 09/01/60 (a)	400,000	377,976
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	822,075
2.81%, 06/01/41 (a)	400,000	409,264
4.88%, 04/01/42	50,000	67,466
4.15%, 05/01/47 (a)	125,000	155,830
3.27%, 11/01/49 (a)	550,000	599,846
3.00%, 06/01/51 (a)	400,000	413,360
Kellogg Co.
2.65%, 12/01/23	350,000	367,661
4.30%, 05/15/28 (a)	750,000	868,717
2.10%, 06/01/30 (a)	250,000	251,583
4.50%, 04/01/46	231,000	287,385
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	240,975
3.13%, 12/15/23 (a)	250,000	265,400
4.42%, 05/25/25 (a)	550,000	617,809
3.40%, 11/15/25 (a)	200,000	218,744
2.55%, 09/15/26 (a)	250,000	265,815
3.43%, 06/15/27 (a)	150,000	165,492
4.60%, 05/25/28 (a)	500,000	587,575
3.20%, 05/01/30 (a)	300,000	325,335
2.25%, 03/15/31 (a)	500,000	504,455
4.99%, 05/25/38 (a)	200,000	254,932
4.50%, 11/15/45 (a)	250,000	305,690
4.42%, 12/15/46 (a)	250,000	302,495
5.09%, 05/25/48 (a)	150,000	198,924
3.80%, 05/01/50 (a)	250,000	282,045
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	259,695
1.05%, 09/15/27 (a)	300,000	293,775
3.95%, 11/01/28 (a)	200,000	231,642
3.20%, 04/25/29 (a)	600,000	665,574
3.10%, 03/26/30 (a)	200,000	220,898
6.63%, 08/01/37	100,000	155,866
5.30%, 03/01/41	450,000	617,841
3.20%, 07/30/46 (a)	100,000	109,334
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	223,000	306,712
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	331,133
5.00%, 03/15/42	200,000	266,950
Kroger Co.
2.80%, 08/01/22 (a)	350,000	358,400
4.00%, 02/01/24 (a)	450,000	484,623
2.65%, 10/15/26 (a)	100,000	106,190
4.50%, 01/15/29 (a)	200,000	236,506
2.20%, 05/01/30 (a)	550,000	554,015
7.50%, 04/01/31	100,000	143,712
6.90%, 04/15/38	140,000	207,256
5.40%, 07/15/40 (a)	200,000	263,136
5.00%, 04/15/42 (a)	100,000	126,577
5.15%, 08/01/43 (a)	67,000	86,892
3.88%, 10/15/46 (a)	200,000	221,078
4.45%, 02/01/47 (a)	350,000	418,887
4.65%, 01/15/48 (a)	200,000	246,022
5.40%, 01/15/49 (a)	200,000	273,192
3.95%, 01/15/50 (a)	320,000	365,754
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	800,000	856,800
2.30%, 12/01/24 (a)	200,000	209,512
3.60%, 02/01/25 (a)	150,000	162,386
2.95%, 12/01/29 (a)	100,000	105,448
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 06/01/31 (a)	250,000	254,605
4.70%, 02/01/45 (a)	300,000	360,993
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	200,000	233,574
3.19%, 07/01/49 (a)	100,000	105,942
4.12%, 07/01/55	150,000	186,312
3.34%, 07/01/60 (a)	250,000	275,890
Mayo Clinic
3.77%, 11/15/43	100,000	117,680
4.13%, 11/15/52	250,000	315,620
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	300,000	307,107
3.15%, 08/15/24 (a)	250,000	266,773
0.90%, 02/15/26 (a)	250,000	245,835
3.40%, 08/15/27 (a)	350,000	386,162
2.50%, 04/15/30 (a)	200,000	205,612
4.20%, 08/15/47 (a)	150,000	180,758
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	256,740
3.80%, 03/15/24 (a)	500,000	538,100
0.90%, 12/03/25 (a)	250,000	246,588
3.95%, 02/16/28 (a)	300,000	340,548
4.75%, 05/30/29 (a)	200,000	238,106
4.88%, 03/15/44 (a)	69,000	86,430
McLaren Health Care Corp.
Series A
4.39%, 05/15/48 (a)	100,000	124,783
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	337,557
5.90%, 11/01/39	150,000	215,399
4.60%, 06/01/44 (a)	50,000	65,280
MedStar Health, Inc.
3.63%, 08/15/49	150,000	167,210
Medtronic, Inc.
3.50%, 03/15/25	648,000	711,621
4.38%, 03/15/35	800,000	996,688
4.63%, 03/15/45	750,000	985,455
Memorial Health Services
3.45%, 11/01/49 (a)	150,000	162,779
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	40,937
4.13%, 07/01/52	300,000	380,697
4.20%, 07/01/55	300,000	383,661
Merck & Co., Inc.
2.40%, 09/15/22 (a)	100,000	102,070
2.80%, 05/18/23	800,000	837,200
2.75%, 02/10/25 (a)	1,550,000	1,652,005
0.75%, 02/24/26 (a)	100,000	99,328
3.40%, 03/07/29 (a)	600,000	673,110
1.45%, 06/24/30 (a)	450,000	438,750
6.50%, 12/01/33 (g)(h)	350,000	516,253
3.90%, 03/07/39 (a)	350,000	415,142
2.35%, 06/24/40 (a)	450,000	436,270
3.60%, 09/15/42 (a)	200,000	229,902
4.15%, 05/18/43	450,000	555,979
3.70%, 02/10/45 (a)	800,000	926,312
4.00%, 03/07/49 (a)	600,000	735,144
2.45%, 06/24/50 (a)	250,000	236,275
Methodist Hospital
Series 20A
2.71%, 12/01/50 (a)	300,000	291,096
MidMichigan Health
Series 2020
3.41%, 06/01/50 (a)	200,000	215,798

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	590,000	632,934
5.00%, 05/01/42	350,000	430,132
4.20%, 07/15/46 (a)	650,000	726,245
Mondelez International, Inc.
0.63%, 07/01/22	175,000	175,660
1.50%, 05/04/25 (a)	300,000	305,607
3.63%, 02/13/26 (a)	200,000	221,032
4.13%, 05/07/28 (a)	300,000	349,722
2.75%, 04/13/30 (a)	425,000	447,899
1.50%, 02/04/31 (a)	250,000	237,063
1.88%, 10/15/32 (a)	250,000	242,248
2.63%, 09/04/50 (a)	400,000	373,088
Montefiore Obligated Group
5.25%, 11/01/48	100,000	121,365
4.29%, 09/01/50	200,000	214,816
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	300,000	330,690
3.39%, 07/01/50 (a)	250,000	259,570
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	148,584
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	214,616
4.55%, 04/15/28 (a)	350,000	402,272
5.20%, 04/15/48 (a)	350,000	430,629
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	236,268
4.02%, 08/01/45	100,000	123,648
4.06%, 08/01/56	100,000	125,421
2.61%, 08/01/60 (a)	100,000	93,363
3.95%, 08/01/19 (a)	200,000	237,222
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	227,174
4.26%, 11/01/47 (a)	300,000	355,407
3.81%, 11/01/49 (a)	150,000	167,571
Novant Health, Inc.
3.32%, 11/01/61 (a)	150,000	159,669
Novartis Capital Corp.
2.40%, 09/21/22	650,000	666,737
3.40%, 05/06/24	350,000	377,674
1.75%, 02/14/25 (a)	350,000	361,508
3.00%, 11/20/25 (a)	750,000	814,215
2.00%, 02/14/27 (a)	490,000	509,992
3.10%, 05/17/27 (a)	350,000	383,131
2.20%, 08/14/30 (a)	550,000	569,140
4.40%, 05/06/44	625,000	802,706
4.00%, 11/20/45 (a)	500,000	612,145
2.75%, 08/14/50 (a)	650,000	656,929
NYU Langone Hospitals
5.75%, 07/01/43	200,000	283,798
4.78%, 07/01/44	100,000	128,882
4.37%, 07/01/47 (a)	130,000	155,994
3.38%, 07/01/55 (a)	200,000	211,824
OhioHealth Corp.
Series 2020
3.04%, 11/15/50 (a)	150,000	156,722
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	150,000	182,822
3.33%, 10/01/50 (a)	150,000	160,400
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	151,446
4.79%, 11/15/48 (a)	100,000	134,208
3.22%, 11/15/50 (a)	250,000	260,173
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PepsiCo, Inc.
2.75%, 03/01/23	500,000	520,305
0.75%, 05/01/23	400,000	403,452
0.40%, 10/07/23	250,000	250,273
3.60%, 03/01/24 (a)	850,000	913,767
2.25%, 03/19/25 (a)	550,000	578,286
2.75%, 04/30/25 (a)	300,000	321,051
3.50%, 07/17/25 (a)	100,000	109,866
2.38%, 10/06/26 (a)	300,000	319,731
2.63%, 03/19/27 (a)	250,000	268,723
3.00%, 10/15/27 (a)	500,000	550,040
2.63%, 07/29/29 (a)	550,000	589,215
2.75%, 03/19/30 (a)	700,000	754,999
1.63%, 05/01/30 (a)	225,000	222,242
1.40%, 02/25/31 (a)	200,000	193,508
3.50%, 03/19/40 (a)	500,000	571,590
4.00%, 03/05/42	250,000	304,120
3.60%, 08/13/42	245,000	284,024
4.60%, 07/17/45 (a)	375,000	489,907
4.45%, 04/14/46 (a)	500,000	642,535
3.45%, 10/06/46 (a)	500,000	562,765
4.00%, 05/02/47 (a)	500,000	610,650
3.38%, 07/29/49 (a)	350,000	392,196
2.88%, 10/15/49 (a)	250,000	257,585
3.63%, 03/19/50 (a)	450,000	526,945
3.88%, 03/19/60 (a)	350,000	432,754
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	270,650
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (a)	200,000	220,432
3.15%, 06/15/30 (a)	250,000	255,753
4.90%, 12/15/44 (a)	250,000	264,960
Pfizer, Inc.
3.00%, 06/15/23	500,000	525,805
3.20%, 09/15/23 (a)	500,000	529,555
2.95%, 03/15/24 (a)	268,000	285,227
3.40%, 05/15/24	250,000	270,735
0.80%, 05/28/25 (a)	500,000	501,585
2.75%, 06/03/26	800,000	865,880
3.00%, 12/15/26	400,000	439,504
3.60%, 09/15/28 (a)	250,000	283,628
3.45%, 03/15/29 (a)	500,000	562,995
2.63%, 04/01/30 (a)	500,000	533,780
1.70%, 05/28/30 (a)	250,000	248,845
4.00%, 12/15/36	250,000	302,570
4.10%, 09/15/38 (a)	200,000	243,444
3.90%, 03/15/39 (a)	250,000	298,397
7.20%, 03/15/39	650,000	1,066,988
2.55%, 05/28/40 (a)	250,000	251,205
5.60%, 09/15/40	200,000	288,614
4.30%, 06/15/43	150,000	188,736
4.40%, 05/15/44	850,000	1,092,896
4.13%, 12/15/46	750,000	932,482
4.20%, 09/15/48 (a)	300,000	378,744
4.00%, 03/15/49 (a)	150,000	184,587
2.70%, 05/28/50 (a)	250,000	249,540
Pharmacia LLC
6.60%, 12/01/28	300,000	403,983
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	500,000	510,830
2.50%, 08/22/22	250,000	256,463
2.50%, 11/02/22 (a)	250,000	256,855
2.63%, 03/06/23	150,000	155,799
2.13%, 05/10/23 (a)	500,000	515,120
2.88%, 05/01/24 (a)	200,000	212,752
1.50%, 05/01/25 (a)	200,000	204,162
2.75%, 02/25/26 (a)	330,000	352,661

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 05/01/26 (a)	250,000	246,980
3.13%, 03/02/28 (a)	650,000	708,753
3.38%, 08/15/29 (a)	250,000	276,610
2.10%, 05/01/30 (a)	250,000	249,593
1.75%, 11/01/30 (a)	250,000	242,568
6.38%, 05/16/38	700,000	1,001,000
4.38%, 11/15/41	300,000	354,507
4.50%, 03/20/42	300,000	356,886
3.88%, 08/21/42	250,000	277,040
4.13%, 03/04/43	250,000	285,930
4.88%, 11/15/43	175,000	219,273
4.25%, 11/10/44	400,000	467,528
Procter & Gamble Co.
2.15%, 08/11/22	500,000	510,715
0.55%, 10/29/25	250,000	247,138
2.70%, 02/02/26	500,000	540,100
1.00%, 04/23/26	250,000	252,258
2.45%, 11/03/26	350,000	374,822
2.80%, 03/25/27	300,000	325,110
3.00%, 03/25/30	500,000	551,665
1.20%, 10/29/30	250,000	238,495
1.95%, 04/23/31	400,000	407,192
5.80%, 08/15/34	250,000	356,040
3.55%, 03/25/40	300,000	352,248
3.50%, 10/25/47	300,000	357,729
3.60%, 03/25/50	150,000	182,724
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	300,000	315,051
3.74%, 10/01/47	112,000	128,697
3.93%, 10/01/48 (a)	200,000	233,450
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	325,698
4.20%, 06/30/29 (a)	100,000	115,381
2.95%, 06/30/30 (a)	300,000	318,408
2.80%, 06/30/31 (a)	300,000	313,752
4.70%, 03/30/45 (a)	150,000	183,884
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	427,248
2.80%, 09/15/50 (a)	350,000	319,616
Reynolds American, Inc.
4.45%, 06/12/25 (a)	750,000	831,817
5.70%, 08/15/35 (a)	300,000	362,616
7.25%, 06/15/37	375,000	508,125
6.15%, 09/15/43	450,000	568,570
5.85%, 08/15/45 (a)	750,000	920,677
Royalty Pharma PLC
0.75%, 09/02/23 (d)	350,000	351,169
1.20%, 09/02/25 (a)(d)	350,000	347,343
1.75%, 09/02/27 (a)(d)	350,000	345,247
2.20%, 09/02/30 (a)(d)	500,000	491,160
3.30%, 09/02/40 (a)(d)	450,000	453,091
3.55%, 09/02/50 (a)(d)	150,000	149,925
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	171,482
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	300,000	352,782
Sanofi
3.38%, 06/19/23 (a)	350,000	369,950
3.63%, 06/19/28 (a)	250,000	285,582
Sharp HealthCare
2.68%, 08/01/50 (a)	250,000	242,028
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	1,000,000	1,046,700
3.20%, 09/23/26 (a)	1,100,000	1,194,809
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	245,153
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	100,000	111,064
SSM Health Care Corp.
3.69%, 06/01/23 (a)	450,000	473,341
Stanford Health Care
3.80%, 11/15/48 (a)	250,000	294,857
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	204,088
3.75%, 03/15/51 (a)	150,000	159,564
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	160,934
1.15%, 06/15/25 (a)	150,000	150,938
3.50%, 03/15/26 (a)	790,000	871,449
3.65%, 03/07/28 (a)	150,000	168,500
1.95%, 06/15/30 (a)	500,000	495,010
4.10%, 04/01/43 (a)	100,000	117,583
4.38%, 05/15/44 (a)	100,000	123,327
4.63%, 03/15/46 (a)	400,000	514,100
2.90%, 06/15/50 (a)	300,000	302,193
Sutter Health
1.32%, 08/15/25 (a)	250,000	252,410
3.16%, 08/15/40 (a)	100,000	105,003
4.09%, 08/15/48 (a)	350,000	417,854
3.36%, 08/15/50 (a)	200,000	213,120
Sysco Corp.
3.55%, 03/15/25 (a)	350,000	381,227
3.75%, 10/01/25 (a)	300,000	330,189
3.30%, 07/15/26 (a)	250,000	271,968
3.25%, 07/15/27 (a)	200,000	217,064
2.40%, 02/15/30 (a)	200,000	203,936
5.95%, 04/01/30 (a)	400,000	514,472
4.85%, 10/01/45 (a)	225,000	281,023
4.50%, 04/01/46 (a)	300,000	356,169
4.45%, 03/15/48 (a)	100,000	119,675
3.30%, 02/15/50 (a)	300,000	301,578
6.60%, 04/01/50 (a)	531,000	826,337
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	500,000	542,895
5.00%, 11/26/28 (a)	700,000	843,654
2.05%, 03/31/30 (a)	700,000	694,526
3.03%, 07/09/40 (a)	550,000	556,413
3.18%, 07/09/50 (a)	600,000	606,150
3.38%, 07/09/60 (a)	300,000	308,880
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	227,583
4.33%, 11/15/55	100,000	130,887
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	422,000	468,120
3.65%, 12/15/25 (a)	160,000	176,451
2.95%, 09/19/26 (a)	248,000	267,907
3.20%, 08/15/27 (a)	312,000	340,982
2.60%, 10/01/29 (a)	310,000	325,816
4.50%, 03/25/30 (a)	372,000	443,402
5.30%, 02/01/44 (a)	198,000	275,864
4.10%, 08/15/47 (a)	310,000	378,005
Toledo Hospital
5.33%, 11/15/28	75,000	87,620
5.75%, 11/15/38 (a)	275,000	333,644
6.02%, 11/15/48	150,000	185,738
Trinity Health Corp.
4.13%, 12/01/45	225,000	278,728
3.43%, 12/01/48	100,000	109,416

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	150,000	160,781
3.95%, 08/15/24 (a)	150,000	163,275
4.00%, 03/01/26 (a)	250,000	279,088
3.55%, 06/02/27 (a)	350,000	387,453
4.35%, 03/01/29 (a)	260,000	303,212
4.88%, 08/15/34 (a)	800,000	998,360
5.15%, 08/15/44 (a)	275,000	357,459
4.55%, 06/02/47 (a)	400,000	490,424
5.10%, 09/28/48 (a)	210,000	278,097
Unilever Capital Corp.
0.38%, 09/14/23	250,000	250,345
3.25%, 03/07/24 (a)	200,000	213,890
2.60%, 05/05/24 (a)	550,000	580,316
2.00%, 07/28/26	350,000	365,225
2.90%, 05/05/27 (a)	200,000	216,860
3.50%, 03/22/28 (a)	550,000	618,805
2.13%, 09/06/29 (a)	400,000	412,100
1.38%, 09/14/30 (a)	350,000	338,565
5.90%, 11/15/32	400,000	552,032
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(d)	475,000	478,363
UPMC
3.60%, 04/03/25	100,000	108,834
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	800,000	881,608
5.25%, 06/15/46 (a)	400,000	490,288
Viatris, Inc.
1.65%, 06/22/25 (a)(d)	350,000	354,795
2.30%, 06/22/27 (a)(d)	250,000	255,295
2.70%, 06/22/30 (a)(d)	400,000	404,548
3.85%, 06/22/40 (a)(d)	650,000	694,265
4.00%, 06/22/50 (a)(d)	750,000	795,397
West Virginia United Health System Obligated Group
Series 2020
3.13%, 06/01/50 (a)	150,000	150,684
Whirlpool Corp.
4.00%, 03/01/24	100,000	108,723
3.70%, 05/01/25	100,000	109,441
4.75%, 02/26/29 (a)	250,000	296,520
4.50%, 06/01/46 (a)	150,000	180,779
4.60%, 05/15/50 (a)	300,000	372,633
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	150,000	192,960
3.07%, 03/01/51 (a)	200,000	197,804
Wyeth LLC
6.50%, 02/01/34	350,000	510,475
6.00%, 02/15/36	250,000	358,060
5.95%, 04/01/37	550,000	790,630
Yale-New Haven Health Services Corp.
Series 2020
2.50%, 07/01/50 (a)	250,000	231,378
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	100,000	105,136
3.55%, 04/01/25 (a)	600,000	651,360
3.05%, 01/15/26 (a)	350,000	377,342
3.55%, 03/20/30 (a)	300,000	328,713
4.45%, 08/15/45 (a)	299,000	354,291
Zoetis, Inc.
3.25%, 02/01/23 (a)	350,000	363,524
3.00%, 09/12/27 (a)	500,000	540,460
3.90%, 08/20/28 (a)	520,000	592,712
2.00%, 05/15/30 (a)	200,000	198,900
4.70%, 02/01/43 (a)	300,000	386,664
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 08/20/48 (a)	150,000	191,510
3.00%, 05/15/50 (a)	300,000	310,572
		373,218,335
Energy 2.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	413,320
3.34%, 12/15/27 (a)	550,000	601,947
3.14%, 11/07/29 (a)	200,000	215,700
4.49%, 05/01/30 (a)	150,000	177,320
4.08%, 12/15/47 (a)	525,000	602,264
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	192,596
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	369,395
4.45%, 07/15/27 (a)	450,000	508,419
3.40%, 02/15/31 (a)	350,000	371,938
BP Capital Markets America, Inc.
2.52%, 09/19/22 (a)	200,000	205,066
2.94%, 04/06/23	300,000	312,966
2.75%, 05/10/23	400,000	417,116
3.22%, 11/28/23 (a)	400,000	423,884
3.79%, 02/06/24 (a)	400,000	431,656
3.22%, 04/14/24 (a)	350,000	373,184
3.19%, 04/06/25 (a)	300,000	323,388
3.80%, 09/21/25 (a)	350,000	388,027
3.41%, 02/11/26 (a)	250,000	273,673
3.12%, 05/04/26 (a)	600,000	651,426
3.02%, 01/16/27 (a)	300,000	323,775
3.54%, 04/06/27 (a)	300,000	331,461
3.59%, 04/14/27 (a)	150,000	166,164
3.94%, 09/21/28 (a)	350,000	399,094
4.23%, 11/06/28 (a)	700,000	812,805
3.63%, 04/06/30 (a)	450,000	505,368
1.75%, 08/10/30 (a)	400,000	390,860
3.06%, 06/17/41 (a)	400,000	404,116
3.00%, 02/24/50 (a)	700,000	680,687
2.77%, 11/10/50 (a)	550,000	512,935
2.94%, 06/04/51 (a)	850,000	815,872
3.38%, 02/08/61 (a)	400,000	402,320
BP Capital Markets PLC
2.50%, 11/06/22	300,000	308,694
3.99%, 09/26/23	250,000	269,550
3.81%, 02/10/24	400,000	432,972
3.54%, 11/04/24	300,000	326,898
3.51%, 03/17/25	300,000	328,572
3.28%, 09/19/27 (a)	550,000	602,525
3.72%, 11/28/28 (a)	250,000	282,048
Burlington Resources LLC
7.20%, 08/15/31	400,000	578,580
7.40%, 12/01/31	100,000	147,598
5.95%, 10/15/36	250,000	346,797
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	550,000	569,970
3.80%, 04/15/24 (a)	150,000	161,291
3.90%, 02/01/25 (a)	100,000	108,933
3.85%, 06/01/27 (a)	200,000	220,450
2.95%, 07/15/30 (a)	200,000	207,602
7.20%, 01/15/32	225,000	305,924
6.45%, 06/30/33	150,000	198,012
5.85%, 02/01/35	100,000	127,912
6.50%, 02/15/37	200,000	270,650
6.25%, 03/15/38	300,000	402,102
6.75%, 02/01/39	250,000	351,412
4.95%, 06/01/47 (a)	250,000	312,663

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cenovus Energy, Inc.
3.80%, 09/15/23 (a)	150,000	158,282
5.38%, 07/15/25 (a)	350,000	400,715
4.25%, 04/15/27 (a)	400,000	447,520
5.25%, 06/15/37 (a)	300,000	359,823
6.80%, 09/15/37	250,000	329,350
6.75%, 11/15/39	500,000	679,095
5.40%, 06/15/47 (a)	275,000	341,877
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	716,112
5.88%, 03/31/25 (a)	375,000	430,339
5.13%, 06/30/27 (a)	550,000	640,530
3.70%, 11/15/29 (a)	500,000	546,635
Chevron Corp.
2.36%, 12/05/22 (a)	299,000	306,290
1.14%, 05/11/23	400,000	406,052
2.57%, 05/16/23 (a)	250,000	259,545
3.19%, 06/24/23 (a)	1,150,000	1,207,281
2.90%, 03/03/24 (a)	950,000	1,005,917
1.55%, 05/11/25 (a)	950,000	973,560
3.33%, 11/17/25 (a)	50,000	54,788
2.95%, 05/16/26 (a)	300,000	325,440
2.00%, 05/11/27 (a)	100,000	103,371
2.24%, 05/11/30 (a)	550,000	567,644
2.98%, 05/11/40 (a)	300,000	314,259
3.08%, 05/11/50 (a)	400,000	415,072
Chevron USA, Inc.
0.43%, 08/11/23	200,000	200,338
3.90%, 11/15/24 (a)	170,000	186,686
0.69%, 08/12/25 (a)	250,000	248,270
1.02%, 08/12/27 (a)	250,000	243,783
3.85%, 01/15/28 (a)	250,000	285,255
3.25%, 10/15/29 (a)	200,000	222,086
6.00%, 03/01/41 (a)	250,000	366,305
5.25%, 11/15/43 (a)	350,000	476,143
5.05%, 11/15/44 (a)	350,000	470,260
4.95%, 08/15/47 (a)	200,000	268,970
4.20%, 10/15/49 (a)	250,000	308,850
2.34%, 08/12/50 (a)	150,000	136,251
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	272,250
3.90%, 05/15/27 (a)	200,000	220,834
4.38%, 03/15/29 (a)	200,000	227,452
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	543,153
5.80%, 06/01/45 (a)	100,000	136,915
Conoco Funding Co.
7.25%, 10/15/31	150,000	219,378
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	813,365
4.30%, 08/15/28 (a)(d)	500,000	580,410
6.95%, 04/15/29	550,000	748,660
2.40%, 02/15/31 (a)(d)	250,000	256,095
5.90%, 10/15/32	100,000	133,782
5.90%, 05/15/38	300,000	419,994
6.50%, 02/01/39	950,000	1,407,957
4.30%, 11/15/44 (a)	300,000	362,070
5.95%, 03/15/46 (a)	125,000	185,823
4.88%, 10/01/47 (a)(d)	150,000	197,466
4.85%, 08/15/48 (a)(d)	275,000	364,620
Devon Energy Corp.
5.25%, 09/15/24 (a)(d)	200,000	222,976
5.85%, 12/15/25 (a)	250,000	293,735
5.25%, 10/15/27 (a)	300,000	322,869
5.88%, 06/15/28 (a)(d)	100,000	111,263
4.50%, 01/15/30 (a)(d)	195,000	214,685
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.88%, 09/30/31	150,000	210,342
7.95%, 04/15/32	100,000	142,733
5.60%, 07/15/41 (a)	500,000	620,585
4.75%, 05/15/42 (a)	150,000	170,718
5.00%, 06/15/45 (a)	400,000	471,296
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	400,000	423,064
4.75%, 05/31/25 (a)	225,000	253,845
3.25%, 12/01/26 (a)	300,000	321,756
3.50%, 12/01/29 (a)	600,000	643,596
3.13%, 03/24/31 (a)	300,000	312,090
4.40%, 03/24/51 (a)	200,000	226,154
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	150,000	158,909
2.50%, 11/15/24 (a)	150,000	157,455
3.60%, 12/15/24 (a)	267,000	289,014
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	106,578
4.40%, 03/15/27 (a)	300,000	331,890
4.95%, 05/15/28 (a)	300,000	343,983
4.15%, 09/15/29 (a)	300,000	328,758
5.00%, 05/15/44 (a)	200,000	217,976
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	177,345
7.50%, 04/15/38	100,000	147,952
5.50%, 09/15/40 (a)	200,000	258,414
7.38%, 10/15/45 (a)	150,000	237,383
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	267,048
2.50%, 01/15/25 (a)	150,000	157,406
4.25%, 12/01/26 (a)	850,000	959,701
3.70%, 07/15/27 (a)	475,000	525,117
3.13%, 11/15/29 (a)	350,000	375,249
2.50%, 08/01/33 (a)	400,000	400,408
4.50%, 06/10/44 (a)	250,000	294,780
5.50%, 12/01/46 (a)	150,000	201,737
4.00%, 11/15/49 (a)	200,000	222,822
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	250,000	262,415
4.20%, 09/15/23 (a)	50,000	53,474
5.88%, 01/15/24 (a)	900,000	997,263
4.90%, 02/01/24 (a)	250,000	271,995
4.50%, 04/15/24 (a)	200,000	217,874
4.05%, 03/15/25 (a)	200,000	217,206
2.90%, 05/15/25 (a)	350,000	368,634
4.75%, 01/15/26 (a)	650,000	732,101
4.20%, 04/15/27 (a)	250,000	276,878
5.50%, 06/01/27 (a)	350,000	411,617
4.95%, 06/15/28 (a)	100,000	116,036
5.25%, 04/15/29 (a)	300,000	354,570
3.75%, 05/15/30 (a)	500,000	543,860
4.90%, 03/15/35 (a)	350,000	404,456
6.63%, 10/15/36	125,000	165,566
7.50%, 07/01/38	250,000	352,765
6.05%, 06/01/41 (a)	350,000	445,420
6.50%, 02/01/42 (a)	400,000	520,652
5.15%, 02/01/43 (a)	100,000	113,397
5.95%, 10/01/43 (a)	148,000	184,370
5.15%, 03/15/45 (a)	350,000	404,705
6.13%, 12/15/45 (a)	400,000	510,412
5.30%, 04/15/47 (a)	300,000	350,565
6.00%, 06/15/48 (a)	350,000	443,443
6.25%, 04/15/49 (a)	650,000	855,504
5.00%, 05/15/50 (a)	650,000	751,803
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	321,624

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Eni USA, Inc.
7.30%, 11/15/27	150,000	195,798
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	450,000	468,747
3.90%, 02/15/24 (a)	400,000	430,732
3.75%, 02/15/25 (a)	300,000	327,237
3.70%, 02/15/26 (a)	150,000	166,203
3.95%, 02/15/27 (a)	25,000	27,995
4.15%, 10/16/28 (a)	400,000	459,940
3.13%, 07/31/29 (a)	650,000	701,928
2.80%, 01/31/30 (a)	575,000	607,735
6.65%, 10/15/34	250,000	352,037
7.55%, 04/15/38	150,000	231,024
6.13%, 10/15/39	250,000	351,197
6.45%, 09/01/40	70,000	100,402
5.95%, 02/01/41	100,000	137,874
5.70%, 02/15/42	150,000	202,757
4.85%, 08/15/42 (a)	300,000	368,259
4.45%, 02/15/43 (a)	300,000	355,230
4.85%, 03/15/44 (a)	400,000	491,592
5.10%, 02/15/45 (a)	350,000	445,126
4.90%, 05/15/46 (a)	400,000	495,804
4.25%, 02/15/48 (a)	500,000	576,285
4.80%, 02/01/49 (a)	450,000	555,664
4.20%, 01/31/50 (a)	500,000	578,890
3.70%, 01/31/51 (a)	325,000	350,041
3.20%, 02/15/52 (a)	350,000	348,022
4.95%, 10/15/54 (a)	425,000	531,518
3.95%, 01/31/60 (a)	425,000	473,297
4.88%, 08/16/77 (a)(b)	200,000	196,854
5.25%, 08/16/77 (a)(b)	335,000	351,475
5.38%, 02/15/78 (a)(b)	235,000	242,219
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	516,370
3.15%, 04/01/25 (a)	250,000	269,535
4.15%, 01/15/26 (a)	50,000	56,346
4.38%, 04/15/30 (a)	300,000	355,818
3.90%, 04/01/35 (a)	165,000	191,075
4.95%, 04/15/50 (a)	300,000	401,550
Exxon Mobil Corp.
1.90%, 08/16/22	350,000	356,559
2.73%, 03/01/23 (a)	450,000	466,074
1.57%, 04/15/23	1,000,000	1,021,910
3.18%, 03/15/24 (a)	250,000	266,438
2.02%, 08/16/24 (a)	375,000	390,416
2.71%, 03/06/25 (a)	600,000	638,646
2.99%, 03/19/25 (a)	900,000	966,186
3.04%, 03/01/26 (a)	400,000	434,468
2.28%, 08/16/26 (a)	800,000	844,768
3.29%, 03/19/27 (a)	400,000	442,628
2.44%, 08/16/29 (a)	400,000	418,892
3.48%, 03/19/30 (a)	650,000	730,535
2.61%, 10/15/30 (a)	1,000,000	1,055,230
3.00%, 08/16/39 (a)	250,000	257,703
4.23%, 03/19/40 (a)	450,000	539,005
3.57%, 03/06/45 (a)	400,000	438,984
4.11%, 03/01/46 (a)	850,000	1,006,009
3.10%, 08/16/49 (a)	700,000	715,323
4.33%, 03/19/50 (a)	1,000,000	1,242,620
3.45%, 04/15/51 (a)	900,000	980,325
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	210,830
3.80%, 11/15/25 (a)	400,000	442,176
2.92%, 03/01/30 (a)	300,000	311,991
4.85%, 11/15/35 (a)	375,000	442,166
6.70%, 09/15/38	250,000	343,357
7.45%, 09/15/39	400,000	589,520
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 11/15/41 (a)	200,000	225,064
4.75%, 08/01/43 (a)	350,000	406,917
5.00%, 11/15/45 (a)	600,000	733,236
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	222,838
Hess Corp.
3.50%, 07/15/24 (a)	100,000	106,303
4.30%, 04/01/27 (a)	200,000	222,902
7.88%, 10/01/29	200,000	272,910
7.30%, 08/15/31	413,000	560,846
7.13%, 03/15/33	300,000	407,196
6.00%, 01/15/40	100,000	128,542
5.60%, 02/15/41	450,000	563,112
5.80%, 04/01/47 (a)	200,000	261,712
HollyFrontier Corp.
2.63%, 10/01/23	150,000	155,274
5.88%, 04/01/26 (a)	260,000	300,981
4.50%, 10/01/30 (a)	250,000	268,730
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (a)	400,000	412,944
3.45%, 02/15/23 (a)	850,000	884,433
3.50%, 09/01/23 (a)	250,000	263,970
4.15%, 02/01/24 (a)	200,000	215,748
4.30%, 05/01/24 (a)	300,000	327,156
5.80%, 03/15/35	250,000	321,133
6.50%, 02/01/37	200,000	275,204
6.95%, 01/15/38	150,000	214,364
6.55%, 09/15/40	100,000	140,344
7.50%, 11/15/40	150,000	222,006
6.38%, 03/01/41	200,000	276,774
5.63%, 09/01/41	350,000	449,144
5.00%, 08/15/42 (a)	800,000	959,408
4.70%, 11/01/42 (a)	300,000	349,782
5.00%, 03/01/43 (a)	350,000	421,323
5.50%, 03/01/44 (a)	100,000	125,964
5.40%, 09/01/44 (a)	400,000	501,596
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	835,612
4.30%, 03/01/28 (a)	740,000	845,753
2.00%, 02/15/31 (a)	350,000	337,253
7.80%, 08/01/31	500,000	716,635
5.55%, 06/01/45 (a)	700,000	906,752
5.20%, 03/01/48 (a)	196,000	247,070
3.25%, 08/01/50 (a)	250,000	242,215
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	269,393
5.15%, 10/15/43 (a)	400,000	497,508
4.25%, 09/15/46 (a)	100,000	113,568
4.20%, 10/03/47 (a)	200,000	223,726
4.85%, 02/01/49 (a)	99,000	120,502
3.95%, 03/01/50 (a)	300,000	325,725
Marathon Oil Corp.
3.85%, 06/01/25 (a)	250,000	272,488
4.40%, 07/15/27 (a)	350,000	396,672
6.80%, 03/15/32	138,000	181,549
6.60%, 10/01/37	400,000	533,092
5.20%, 06/01/45 (a)	150,000	180,381
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	400,000	426,824
4.75%, 12/15/23 (a)	200,000	218,260
3.63%, 09/15/24 (a)	350,000	376,768
4.70%, 05/01/25 (a)	400,000	451,404
5.13%, 12/15/26 (a)	100,000	117,837
3.80%, 04/01/28 (a)	450,000	501,601
6.50%, 03/01/41 (a)	400,000	556,336
4.75%, 09/15/44 (a)	250,000	296,828

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 04/01/48 (a)	100,000	114,498
5.00%, 09/15/54 (a)	250,000	300,158
MPLX LP
3.50%, 12/01/22 (a)	250,000	259,780
3.38%, 03/15/23 (a)	100,000	104,559
4.50%, 07/15/23 (a)	350,000	374,664
4.88%, 12/01/24 (a)	450,000	504,220
4.00%, 02/15/25 (a)	250,000	273,055
4.88%, 06/01/25 (a)	450,000	508,324
1.75%, 03/01/26 (a)	250,000	252,948
4.13%, 03/01/27 (a)	450,000	502,906
4.25%, 12/01/27 (a)	396,000	448,355
4.00%, 03/15/28 (a)	325,000	363,821
4.80%, 02/15/29 (a)	300,000	352,014
2.65%, 08/15/30 (a)	500,000	505,685
4.50%, 04/15/38 (a)	500,000	572,715
5.20%, 03/01/47 (a)	300,000	368,715
5.20%, 12/01/47 (a)	300,000	366,798
4.70%, 04/15/48 (a)	600,000	698,658
5.50%, 02/15/49 (a)	425,000	550,549
4.90%, 04/15/58 (a)	200,000	239,644
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	208,834
5.20%, 07/15/25 (a)	150,000	169,119
5.50%, 01/15/26 (a)	150,000	173,850
3.95%, 09/15/27 (a)	150,000	161,843
4.75%, 09/01/28 (a)	200,000	225,976
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	279,623
NOV, Inc.
3.60%, 12/01/29 (a)	200,000	209,430
3.95%, 12/01/42 (a)	400,000	395,668
ONEOK Partners LP
3.38%, 10/01/22 (a)	500,000	513,885
5.00%, 09/15/23 (a)	150,000	162,104
4.90%, 03/15/25 (a)	200,000	224,072
6.65%, 10/01/36	250,000	337,235
6.85%, 10/15/37	150,000	205,188
6.13%, 02/01/41 (a)	50,000	64,550
6.20%, 09/15/43 (a)	150,000	197,715
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	225,340
2.75%, 09/01/24 (a)	250,000	263,170
2.20%, 09/15/25 (a)	200,000	205,894
5.85%, 01/15/26 (a)	200,000	236,960
4.55%, 07/15/28 (a)	475,000	542,279
4.35%, 03/15/29 (a)	250,000	282,513
3.40%, 09/01/29 (a)	250,000	266,720
3.10%, 03/15/30 (a)	200,000	209,276
6.35%, 01/15/31 (a)	250,000	323,618
4.95%, 07/13/47 (a)	225,000	264,375
5.20%, 07/15/48 (a)	450,000	553,540
4.45%, 09/01/49 (a)	250,000	278,105
7.15%, 01/15/51 (a)	150,000	222,132
Phillips 66
3.70%, 04/06/23	200,000	211,262
3.85%, 04/09/25 (a)	500,000	550,615
1.30%, 02/15/26 (a)	200,000	200,182
3.90%, 03/15/28 (a)	200,000	225,180
2.15%, 12/15/30 (a)	250,000	246,178
4.65%, 11/15/34 (a)	350,000	422,474
5.88%, 05/01/42	500,000	683,500
4.88%, 11/15/44 (a)	675,000	846,133
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	104,619
3.61%, 02/15/25 (a)	400,000	431,560
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 03/01/28 (a)	125,000	136,955
3.15%, 12/15/29 (a)	300,000	315,549
4.68%, 02/15/45 (a)	200,000	229,164
4.90%, 10/01/46 (a)	175,000	208,681
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	500,000	500,060
1.13%, 01/15/26 (a)	400,000	396,284
1.90%, 08/15/30 (a)	250,000	241,123
2.15%, 01/15/31 (a)	250,000	245,443
Plains All American Pipeline LP
6.65%, 01/15/37	250,000	327,822
4.30%, 01/31/43 (a)	150,000	151,491
4.90%, 02/15/45 (a)	200,000	218,036
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	200,000	205,354
3.85%, 10/15/23 (a)	150,000	159,074
4.65%, 10/15/25 (a)	750,000	839,775
4.50%, 12/15/26 (a)	410,000	460,996
3.55%, 12/15/29 (a)	150,000	158,361
3.80%, 09/15/30 (a)	250,000	267,965
5.15%, 06/01/42 (a)	300,000	336,960
4.70%, 06/15/44 (a)	200,000	212,320
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	550,000	591,244
5.75%, 05/15/24 (a)	775,000	870,371
5.63%, 03/01/25 (a)	550,000	629,024
5.88%, 06/30/26 (a)	600,000	710,352
5.00%, 03/15/27 (a)	600,000	693,306
4.20%, 03/15/28 (a)	450,000	508,554
4.50%, 05/15/30 (a)	525,000	606,238
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	202,608
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	550,000	587,477
2.65%, 06/26/30 (a)	400,000	421,144
Shell International Finance BV
2.38%, 08/21/22	100,000	102,392
2.25%, 01/06/23	600,000	617,706
3.40%, 08/12/23	350,000	372,018
3.50%, 11/13/23 (a)	250,000	267,383
2.00%, 11/07/24 (a)	300,000	312,279
2.38%, 04/06/25 (a)	400,000	421,164
3.25%, 05/11/25	1,400,000	1,520,596
2.88%, 05/10/26	500,000	540,815
2.50%, 09/12/26	450,000	479,488
3.88%, 11/13/28 (a)	600,000	689,226
2.38%, 11/07/29 (a)	475,000	493,924
2.75%, 04/06/30 (a)	750,000	800,062
4.13%, 05/11/35	850,000	1,011,347
6.38%, 12/15/38	1,500,000	2,228,775
3.63%, 08/21/42	150,000	168,999
4.55%, 08/12/43	825,000	1,031,134
4.38%, 05/11/45	250,000	306,828
4.00%, 05/10/46	675,000	791,269
3.75%, 09/12/46	400,000	453,084
3.13%, 11/07/49 (a)	500,000	518,305
3.25%, 04/06/50 (a)	650,000	692,776
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	329,424
5.95%, 09/25/43 (a)	250,000	340,732
4.50%, 03/15/45 (a)	100,000	117,705
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	155,954
3.60%, 12/01/24 (a)	500,000	540,480
3.10%, 05/15/25 (a)	150,000	160,676
5.35%, 07/15/33	200,000	247,096

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.95%, 12/01/34	250,000	331,022
5.95%, 05/15/35	350,000	460,687
6.80%, 05/15/38	350,000	503,744
6.50%, 06/15/38	400,000	565,340
6.85%, 06/01/39	150,000	219,278
4.00%, 11/15/47 (a)	250,000	277,258
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	300,000	330,972
6.10%, 02/15/42	150,000	187,073
4.95%, 01/15/43 (a)	250,000	274,253
5.30%, 04/01/44 (a)	150,000	173,934
5.35%, 05/15/45 (a)	250,000	291,088
5.40%, 10/01/47 (a)	550,000	652,179
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	206,738
4.25%, 04/01/24 (a)	250,000	269,483
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	220,538
3.90%, 05/25/27 (a)	100,000	110,509
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	300,000	314,301
TotalEnergies Capital International S.A.
2.70%, 01/25/23	500,000	518,425
3.70%, 01/15/24	400,000	431,388
3.75%, 04/10/24	500,000	543,320
2.43%, 01/10/25 (a)	350,000	368,242
3.46%, 02/19/29 (a)	456,000	509,037
2.83%, 01/10/30 (a)	375,000	402,949
2.99%, 06/29/41 (a)	300,000	305,877
3.46%, 07/12/49 (a)	300,000	323,985
3.13%, 05/29/50 (a)	800,000	812,912
3.39%, 06/29/60 (a)	300,000	317,205
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	315,571
TransCanada PipeLines Ltd.
2.50%, 08/01/22	195,000	199,544
3.75%, 10/16/23 (a)	300,000	319,335
4.88%, 01/15/26 (a)	350,000	402,552
4.25%, 05/15/28 (a)	450,000	517,783
4.10%, 04/15/30 (a)	150,000	172,310
4.63%, 03/01/34 (a)	650,000	771,979
6.20%, 10/15/37	250,000	343,727
4.75%, 05/15/38 (a)	300,000	361,116
7.25%, 08/15/38	100,000	150,654
7.63%, 01/15/39	550,000	855,052
6.10%, 06/01/40	450,000	619,650
5.00%, 10/16/43 (a)	300,000	373,566
4.88%, 05/15/48 (a)	350,000	443,387
5.10%, 03/15/49 (a)	450,000	591,790
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	317,775
4.00%, 03/15/28 (a)	250,000	283,345
3.25%, 05/15/30 (a)	250,000	269,870
5.40%, 08/15/41 (a)	150,000	193,932
4.45%, 08/01/42 (a)	100,000	119,530
4.60%, 03/15/48 (a)	200,000	243,634
Valero Energy Corp.
2.70%, 04/15/23	250,000	259,288
1.20%, 03/15/24	300,000	302,544
3.65%, 03/15/25	173,000	188,660
2.85%, 04/15/25 (a)	400,000	424,288
3.40%, 09/15/26 (a)	450,000	487,656
2.15%, 09/15/27 (a)	200,000	203,450
4.35%, 06/01/28 (a)	200,000	228,094
4.00%, 04/01/29 (a)	450,000	503,194
7.50%, 04/15/32	150,000	211,259
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.63%, 06/15/37	550,000	754,831
4.90%, 03/15/45 (e)	200,000	249,894
Valero Energy Partners LP
4.38%, 12/15/26 (a)	200,000	226,878
4.50%, 03/15/28 (a)	150,000	171,173
Williams Cos., Inc.
3.70%, 01/15/23 (a)	250,000	260,365
4.50%, 11/15/23 (a)	250,000	270,925
4.30%, 03/04/24 (a)	150,000	163,103
4.55%, 06/24/24 (a)	450,000	495,882
3.90%, 01/15/25 (a)	487,000	532,656
4.00%, 09/15/25 (a)	150,000	166,215
3.75%, 06/15/27 (a)	750,000	833,182
3.50%, 11/15/30 (a)	350,000	382,333
8.75%, 03/15/32	500,000	764,805
6.30%, 04/15/40	600,000	822,786
5.80%, 11/15/43 (a)	200,000	264,830
5.75%, 06/24/44 (a)	150,000	197,439
4.90%, 01/15/45 (a)	150,000	181,704
5.10%, 09/15/45 (a)	500,000	621,425
4.85%, 03/01/48 (a)	300,000	365,817
		187,430,661
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	230,000	284,271
California Institute of Technology
4.70%, 11/01/11	250,000	356,727
3.65%, 09/01/19 (a)	200,000	226,652
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	336,138
Duke University
2.68%, 10/01/44	150,000	154,208
2.83%, 10/01/55	200,000	209,298
Emory University
2.97%, 09/01/50 (a)	350,000	367,752
George Washington University
4.30%, 09/15/44	50,000	63,314
4.87%, 09/15/45	150,000	203,863
4.13%, 09/15/48 (a)	210,000	261,196
Georgetown University
4.32%, 04/01/49 (a)	26,000	32,702
2.94%, 04/01/50	225,000	229,273
5.22%, 10/01/18 (a)	100,000	151,287
Johns Hopkins University
4.08%, 07/01/53	175,000	227,057
Leland Stanford Junior University
3.65%, 05/01/48 (a)	300,000	363,483
2.41%, 06/01/50 (a)	250,000	244,167
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	200,000	221,850
2.29%, 07/01/51 (a)	150,000	145,928
5.60%, 07/01/11	315,000	539,104
4.68%, 07/01/14	150,000	219,919
3.89%, 07/01/16	200,000	246,180
Northeastern University
2.89%, 10/01/50	250,000	255,110
Northwestern University
4.64%, 12/01/44	200,000	265,502
2.64%, 12/01/50 (a)	250,000	250,527
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	68,901
3.15%, 07/15/46 (a)	207,000	231,807

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.52%, 10/15/50 (a)	200,000	200,916
3.30%, 07/15/56 (a)	200,000	231,838
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	207,702
Steelcase, Inc.
5.13%, 01/18/29 (a)	200,000	232,292
The American University
3.67%, 04/01/49	100,000	115,020
Trustees of Boston College
3.13%, 07/01/52	200,000	212,056
Trustees of Princeton University
5.70%, 03/01/39	250,000	364,122
Trustees of Princeton University
Series 2020
2.52%, 07/01/50 (a)	50,000	49,550
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	200,000	194,784
3.61%, 02/15/19 (a)	150,000	170,778
University of Chicago
2.76%, 04/01/45 (a)	150,000	152,264
2.55%, 04/01/50 (a)	300,000	289,002
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	177,132
3.39%, 02/15/48 (a)	149,000	174,846
University of Southern California
3.03%, 10/01/39	400,000	429,780
3.84%, 10/01/47 (a)	200,000	244,170
5.25%, 10/01/11	100,000	154,489
3.23%, 10/01/20 (a)	150,000	149,280
William Marsh Rice University
3.57%, 05/15/45	200,000	232,364
3.77%, 05/15/55	100,000	126,276
Yale University
1.48%, 04/15/30 (a)	350,000	346,055
2.40%, 04/15/50 (a)	200,000	194,572
		10,805,504
Technology 2.6%
Adobe, Inc.
1.70%, 02/01/23	100,000	102,265
1.90%, 02/01/25 (a)	150,000	155,994
3.25%, 02/01/25 (a)	530,000	574,515
2.15%, 02/01/27 (a)	300,000	314,439
2.30%, 02/01/30 (a)	450,000	468,918
Advanced Micro Devices, Inc.
7.50%, 08/15/22	100,000	107,566
Alphabet, Inc.
3.38%, 02/25/24	450,000	484,150
0.45%, 08/15/25 (a)	500,000	495,090
2.00%, 08/15/26 (a)	500,000	523,355
0.80%, 08/15/27 (a)	250,000	243,028
1.10%, 08/15/30 (a)	750,000	712,882
1.90%, 08/15/40 (a)	500,000	455,965
2.05%, 08/15/50 (a)	1,000,000	886,180
2.25%, 08/15/60 (a)	650,000	577,109
Altera Corp.
4.10%, 11/15/23	200,000	217,132
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	250,860
Analog Devices, Inc.
3.13%, 12/05/23 (a)	200,000	211,756
2.95%, 04/01/25 (a)	250,000	267,635
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 12/15/25 (a)	400,000	445,156
5.30%, 12/15/45 (a)	240,000	324,206
Apple Inc.
1.70%, 09/11/22	300,000	305,253
2.10%, 09/12/22 (a)	200,000	204,172
2.40%, 01/13/23 (a)	400,000	412,648
2.85%, 02/23/23 (a)	500,000	519,290
2.40%, 05/03/23	1,850,000	1,919,819
0.75%, 05/11/23	625,000	630,456
3.00%, 02/09/24 (a)	450,000	477,643
3.45%, 05/06/24	1,150,000	1,245,185
2.85%, 05/11/24 (a)	650,000	690,365
1.80%, 09/11/24 (a)	250,000	259,600
2.75%, 01/13/25 (a)	500,000	534,935
2.50%, 02/09/25	500,000	530,900
1.13%, 05/11/25 (a)	750,000	759,382
3.20%, 05/13/25	800,000	872,904
0.55%, 08/20/25 (a)	500,000	494,980
0.70%, 02/08/26 (a)	1,000,000	989,410
3.25%, 02/23/26 (a)	850,000	933,861
2.45%, 08/04/26 (a)	1,000,000	1,064,380
2.05%, 09/11/26 (a)	850,000	889,916
3.35%, 02/09/27 (a)	875,000	971,652
3.20%, 05/11/27 (a)	550,000	607,601
3.00%, 06/20/27 (a)	500,000	549,880
2.90%, 09/12/27 (a)	550,000	599,736
3.00%, 11/13/27 (a)	700,000	766,738
1.20%, 02/08/28 (a)	750,000	739,312
2.20%, 09/11/29 (a)	550,000	572,605
1.65%, 05/11/30 (a)	550,000	545,567
1.25%, 08/20/30 (a)	500,000	479,845
1.65%, 02/08/31 (a)	1,000,000	985,130
4.50%, 02/23/36 (a)	300,000	379,281
2.38%, 02/08/41 (a)	650,000	633,308
3.85%, 05/04/43	1,050,000	1,251,127
4.45%, 05/06/44	230,000	297,165
3.45%, 02/09/45	650,000	730,255
4.38%, 05/13/45	1,000,000	1,277,040
4.65%, 02/23/46 (a)	750,000	996,487
3.85%, 08/04/46 (a)	288,000	342,513
4.25%, 02/09/47 (a)	1,600,000	2,021,184
3.75%, 09/12/47 (a)	500,000	588,795
3.75%, 11/13/47 (a)	469,000	550,447
2.95%, 09/11/49 (a)	450,000	467,491
2.65%, 05/11/50 (a)	700,000	687,379
2.40%, 08/20/50 (a)	600,000	565,872
2.65%, 02/08/51 (a)	350,000	343,865
2.55%, 08/20/60 (a)	600,000	561,624
2.80%, 02/08/61 (a)	500,000	489,965
Applied Materials, Inc.
3.90%, 10/01/25 (a)	450,000	502,528
3.30%, 04/01/27 (a)	450,000	497,826
1.75%, 06/01/30 (a)	250,000	247,645
5.10%, 10/01/35 (a)	100,000	132,308
5.85%, 06/15/41	400,000	589,776
4.35%, 04/01/47 (a)	100,000	127,738
2.75%, 06/01/50 (a)	300,000	299,913
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	150,000	157,860
3.25%, 09/08/24 (a)	300,000	319,440
3.88%, 01/12/28 (a)	225,000	252,216
Autodesk, Inc.
4.38%, 06/15/25 (a)	700,000	783,349
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	274,258
1.25%, 09/01/30 (a)	350,000	334,418

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Avnet, Inc.
4.63%, 04/15/26 (a)	350,000	394,467
Baidu, Inc.
2.88%, 07/06/22	500,000	510,680
3.50%, 11/28/22	200,000	207,612
3.88%, 09/29/23 (a)	400,000	426,080
4.38%, 05/14/24 (a)	350,000	382,182
3.08%, 04/07/25 (a)	200,000	211,938
4.13%, 06/30/25	200,000	220,988
1.72%, 04/09/26 (a)	200,000	202,420
4.38%, 03/29/28 (a)	250,000	284,700
3.43%, 04/07/30 (a)	200,000	217,180
2.38%, 10/09/30 (a)	200,000	200,874
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	320,556
3.13%, 01/15/25 (a)	200,000	213,592
3.88%, 01/15/27 (a)	1,300,000	1,437,306
3.50%, 01/15/28 (a)	600,000	658,674
Broadcom, Inc.
3.63%, 10/15/24 (a)	300,000	325,164
4.70%, 04/15/25 (a)	500,000	563,065
3.15%, 11/15/25 (a)	620,000	665,248
4.25%, 04/15/26 (a)	650,000	729,280
3.46%, 09/15/26 (a)	504,000	549,012
1.95%, 02/15/28 (a)(d)	150,000	150,179
4.11%, 09/15/28 (a)	1,117,000	1,256,703
4.75%, 04/15/29 (a)	850,000	989,621
5.00%, 04/15/30 (a)	850,000	1,005,099
4.15%, 11/15/30 (a)	850,000	954,329
2.45%, 02/15/31 (a)(d)	900,000	886,329
4.30%, 11/15/32 (a)	850,000	968,532
2.60%, 02/15/33 (a)(d)	600,000	588,756
3.42%, 04/15/33 (a)(d)	250,000	263,775
3.47%, 04/15/34 (a)(d)	850,000	900,133
3.50%, 02/15/41 (a)(d)	1,000,000	1,027,080
3.75%, 02/15/51 (a)(d)	500,000	523,210
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	350,000	370,146
2.60%, 05/01/31 (a)	250,000	255,190
CA, Inc.
4.70%, 03/15/27 (a)	299,000	335,502
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	165,195
Cisco Systems, Inc.
2.60%, 02/28/23	100,000	103,830
2.20%, 09/20/23 (a)	320,000	332,202
3.63%, 03/04/24	225,000	243,592
3.50%, 06/15/25	250,000	276,133
2.95%, 02/28/26	350,000	381,094
2.50%, 09/20/26 (a)	450,000	483,165
5.90%, 02/15/39	500,000	728,525
5.50%, 01/15/40	900,000	1,274,400
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	197,744
4.50%, 12/01/27 (a)	300,000	340,770
3.30%, 03/01/30 (a)	300,000	316,077
Corning, Inc.
5.75%, 08/15/40	200,000	272,406
4.75%, 03/15/42	50,000	62,646
5.35%, 11/15/48 (a)	250,000	337,733
3.90%, 11/15/49 (a)	150,000	170,478
4.38%, 11/15/57 (a)	350,000	418,414
5.85%, 11/15/68 (a)	150,000	217,472
5.45%, 11/15/79 (a)	400,000	560,040
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)	1,250,000	1,356,475
4.00%, 07/15/24 (a)	250,000	271,950
5.85%, 07/15/25 (a)	200,000	234,916
6.02%, 06/15/26 (a)	1,600,000	1,920,976
4.90%, 10/01/26 (a)	500,000	578,000
6.10%, 07/15/27 (a)	250,000	306,533
5.30%, 10/01/29 (a)	650,000	784,543
6.20%, 07/15/30 (a)	350,000	450,481
8.10%, 07/15/36 (a)	556,000	850,808
8.35%, 07/15/46 (a)	725,000	1,186,977
DXC Technology Co.
4.25%, 04/15/24 (a)	125,000	135,395
4.13%, 04/15/25 (a)	150,000	165,015
4.75%, 04/15/27 (a)	200,000	229,776
Equifax, Inc.
3.30%, 12/15/22 (a)	225,000	232,794
3.95%, 06/15/23 (a)	150,000	159,420
2.60%, 12/01/24 (a)	300,000	316,263
2.60%, 12/15/25 (a)	150,000	158,232
3.10%, 05/15/30 (a)	300,000	323,070
Equinix, Inc.
2.63%, 11/18/24 (a)	400,000	421,256
1.00%, 09/15/25 (a)	650,000	645,866
1.45%, 05/15/26 (a)	250,000	251,250
2.90%, 11/18/26 (a)	100,000	107,096
1.55%, 03/15/28 (a)	250,000	245,893
3.20%, 11/18/29 (a)	650,000	699,211
2.15%, 07/15/30 (a)	400,000	397,584
2.50%, 05/15/31 (a)	350,000	356,465
3.00%, 07/15/50 (a)	250,000	240,163
2.95%, 09/15/51 (a)	250,000	239,725
Fidelity National Information Services, Inc.
0.38%, 03/01/23	250,000	249,855
0.60%, 03/01/24	400,000	399,588
1.15%, 03/01/26 (a)	350,000	347,386
1.65%, 03/01/28 (a)	250,000	248,873
3.75%, 05/21/29 (a)	50,000	56,446
2.25%, 03/01/31 (a)	450,000	449,703
3.10%, 03/01/41 (a)	250,000	257,185
4.50%, 08/15/46 (a)	100,000	122,629
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	257,635
3.80%, 10/01/23 (a)	400,000	428,176
2.75%, 07/01/24 (a)	850,000	896,724
3.85%, 06/01/25 (a)	250,000	275,160
3.20%, 07/01/26 (a)	600,000	650,328
2.25%, 06/01/27 (a)	200,000	207,660
4.20%, 10/01/28 (a)	500,000	575,775
3.50%, 07/01/29 (a)	950,000	1,046,862
2.65%, 06/01/30 (a)	200,000	207,280
4.40%, 07/01/49 (a)	900,000	1,086,534
Flex Ltd.
4.75%, 06/15/25 (a)	350,000	391,016
3.75%, 02/01/26 (a)	350,000	381,836
4.88%, 06/15/29 (a)	200,000	231,264
4.88%, 05/12/30 (a)	250,000	290,300
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	250,000	251,810
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	148,599
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	267,470
Global Payments, Inc.
3.75%, 06/01/23 (a)	600,000	631,578
2.65%, 02/15/25 (a)	200,000	210,740

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.20%, 03/01/26 (a)	600,000	595,272
4.45%, 06/01/28 (a)	250,000	288,350
3.20%, 08/15/29 (a)	400,000	427,740
2.90%, 05/15/30 (a)	375,000	390,806
4.15%, 08/15/49 (a)	350,000	403,483
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	620,000	647,144
2.25%, 04/01/23 (a)	400,000	411,684
4.65%, 10/01/24 (a)	550,000	611,545
4.90%, 10/15/25 (a)	1,200,000	1,367,244
1.75%, 04/01/26 (a)	350,000	354,169
6.20%, 10/15/35 (a)	100,000	135,829
6.35%, 10/15/45 (a)	600,000	810,606
HP, Inc.
4.05%, 09/15/22	250,000	260,770
2.20%, 06/17/25 (a)	400,000	415,476
3.00%, 06/17/27 (a)	200,000	214,454
3.40%, 06/17/30 (a)	500,000	536,455
6.00%, 09/15/41	400,000	526,788
IHS Markit Ltd.
4.13%, 08/01/23 (a)	150,000	160,425
3.63%, 05/01/24 (a)	120,000	128,882
4.75%, 08/01/28 (a)	350,000	412,762
4.25%, 05/01/29 (a)	200,000	231,358
Intel Corp.
3.10%, 07/29/22	250,000	257,893
2.70%, 12/15/22	650,000	673,478
2.88%, 05/11/24 (a)	200,000	212,712
3.40%, 03/25/25 (a)	600,000	655,248
3.70%, 07/29/25 (a)	650,000	718,737
3.75%, 03/25/27 (a)	250,000	282,718
3.15%, 05/11/27 (a)	500,000	550,350
2.45%, 11/15/29 (a)	700,000	737,744
3.90%, 03/25/30 (a)	400,000	465,416
4.00%, 12/15/32	100,000	120,504
4.60%, 03/25/40 (a)	300,000	379,893
4.80%, 10/01/41	500,000	652,155
4.25%, 12/15/42	150,000	184,365
4.90%, 07/29/45 (a)	100,000	133,742
4.10%, 05/19/46 (a)	450,000	541,795
4.10%, 05/11/47 (a)	425,000	511,313
3.73%, 12/08/47 (a)	600,000	686,094
3.25%, 11/15/49 (a)	600,000	640,524
4.75%, 03/25/50 (a)	900,000	1,196,874
3.10%, 02/15/60 (a)	500,000	512,160
4.95%, 03/25/60 (a)	350,000	495,981
International Business Machines Corp.
1.88%, 08/01/22	200,000	203,418
2.88%, 11/09/22	450,000	465,745
3.38%, 08/01/23	300,000	318,531
3.63%, 02/12/24	1,150,000	1,239,182
3.00%, 05/15/24	750,000	799,492
7.00%, 10/30/25	150,000	188,022
3.45%, 02/19/26	950,000	1,049,759
3.30%, 05/15/26	800,000	880,192
3.30%, 01/27/27	500,000	549,680
1.70%, 05/15/27 (a)	100,000	101,354
3.50%, 05/15/29	1,350,000	1,512,216
1.95%, 05/15/30 (a)	400,000	399,800
5.88%, 11/29/32	300,000	411,507
4.15%, 05/15/39	850,000	1,010,947
2.85%, 05/15/40 (a)	300,000	303,867
4.00%, 06/20/42	375,000	440,617
4.70%, 02/19/46	400,000	523,392
4.25%, 05/15/49	950,000	1,177,354
2.95%, 05/15/50 (a)	300,000	301,548
7.13%, 12/01/96	150,000	262,775
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	150,398
1.35%, 07/15/27 (a)	650,000	650,084
Jabil, Inc.
4.70%, 09/15/22	150,000	157,394
3.95%, 01/12/28 (a)	250,000	278,310
3.60%, 01/15/30 (a)	100,000	108,382
3.00%, 01/15/31 (a)	300,000	308,814
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	250,000	250,030
3.75%, 08/15/29 (a)	250,000	278,670
2.00%, 12/10/30 (a)	200,000	192,164
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	550,000	639,342
KLA Corp.
4.65%, 11/01/24 (a)	500,000	558,575
4.10%, 03/15/29 (a)	174,000	200,852
5.00%, 03/15/49 (a)	200,000	270,648
3.30%, 03/01/50 (a)	200,000	212,950
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	165,102
3.75%, 03/15/26 (a)	200,000	224,166
4.00%, 03/15/29 (a)	400,000	465,560
1.90%, 06/15/30 (a)	250,000	251,245
4.88%, 03/15/49 (a)	295,000	400,008
2.88%, 06/15/50 (a)	300,000	304,497
3.13%, 06/15/60 (a)	200,000	209,404
Leidos, Inc.
2.95%, 05/15/23 (a)	250,000	260,045
3.63%, 05/15/25 (a)	100,000	108,642
4.38%, 05/15/30 (a)	300,000	340,479
2.30%, 02/15/31 (a)	400,000	393,144
Marvell Technology, Inc.
1.65%, 04/15/26 (a)(d)	250,000	250,048
2.45%, 04/15/28 (a)(d)	250,000	254,898
4.88%, 06/22/28 (a)(d)	164,000	189,627
2.95%, 04/15/31 (a)(d)	250,000	259,360
Mastercard, Inc.
3.38%, 04/01/24	250,000	269,688
2.00%, 03/03/25 (a)	300,000	313,665
2.95%, 11/21/26 (a)	500,000	545,845
3.30%, 03/26/27 (a)	500,000	553,180
2.95%, 06/01/29 (a)	350,000	382,896
3.35%, 03/26/30 (a)	600,000	676,200
1.90%, 03/15/31 (a)	100,000	101,140
3.80%, 11/21/46 (a)	200,000	238,746
3.95%, 02/26/48 (a)	100,000	121,922
3.65%, 06/01/49 (a)	300,000	349,578
3.85%, 03/26/50 (a)	500,000	606,510
2.95%, 03/15/51 (a)	250,000	262,448
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	200,000	220,818
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	300,000	319,914
Micron Technology, Inc.
2.50%, 04/24/23	550,000	568,518
4.64%, 02/06/24 (a)	200,000	219,184
4.98%, 02/06/26 (a)	50,000	57,493
4.19%, 02/15/27 (a)	500,000	564,890
5.33%, 02/06/29 (a)	250,000	302,515
4.66%, 02/15/30 (a)	250,000	291,398
Microsoft Corp.
2.65%, 11/03/22 (a)	350,000	359,755
2.38%, 05/01/23 (a)	250,000	258,343
2.00%, 08/08/23 (a)	700,000	723,107

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 12/15/23 (a)	750,000	804,825
2.88%, 02/06/24 (a)	567,000	600,135
2.70%, 02/12/25 (a)	900,000	964,593
3.13%, 11/03/25 (a)	1,200,000	1,309,716
2.40%, 08/08/26 (a)	1,600,000	1,705,840
3.30%, 02/06/27 (a)	925,000	1,029,775
3.50%, 02/12/35 (a)	950,000	1,102,399
4.20%, 11/03/35 (a)	400,000	496,796
3.45%, 08/08/36 (a)	750,000	867,885
4.10%, 02/06/37 (a)	600,000	741,078
4.45%, 11/03/45 (a)	200,000	263,658
3.70%, 08/08/46 (a)	800,000	967,688
4.25%, 02/06/47 (a)	300,000	389,616
2.53%, 06/01/50 (a)	2,050,000	2,016,216
2.92%, 03/17/52 (a)	1,944,000	2,064,742
4.00%, 02/12/55 (a)	200,000	254,684
3.95%, 08/08/56 (a)	300,000	379,146
4.50%, 02/06/57 (a)	250,000	349,248
2.68%, 06/01/60 (a)	1,260,000	1,254,834
3.04%, 03/17/62 (a)	1,091,000	1,166,955
Moody's Corp.
4.50%, 09/01/22 (a)	276,000	286,364
4.88%, 02/15/24 (a)	100,000	109,824
3.75%, 03/24/25 (a)	250,000	274,510
3.25%, 01/15/28 (a)	250,000	274,308
4.25%, 02/01/29 (a)	200,000	231,814
5.25%, 07/15/44	100,000	135,012
4.88%, 12/17/48 (a)	200,000	263,562
2.55%, 08/18/60 (a)	250,000	222,770
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	233,142
4.60%, 05/23/29 (a)	250,000	291,693
2.30%, 11/15/30 (a)	250,000	246,255
2.75%, 05/24/31 (a)	250,000	255,300
5.50%, 09/01/44	200,000	261,584
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	214,264
1.88%, 06/22/25 (a)	250,000	257,323
2.38%, 06/22/27 (a)	150,000	157,578
2.70%, 06/22/30 (a)	250,000	261,113
NVIDIA Corp.
0.31%, 06/15/23 (a)	500,000	500,200
0.58%, 06/14/24 (a)	200,000	200,182
3.20%, 09/16/26 (a)	400,000	440,472
2.85%, 04/01/30 (a)	500,000	541,860
2.00%, 06/15/31 (a)	500,000	500,620
3.50%, 04/01/40 (a)	350,000	397,481
3.50%, 04/01/50 (a)	650,000	736,697
3.70%, 04/01/60 (a)	150,000	178,131
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(d)	250,000	275,270
5.35%, 03/01/26 (a)(d)	500,000	583,510
5.55%, 12/01/28 (a)(d)	250,000	306,740
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(d)	200,000	210,984
3.88%, 06/18/26 (a)(d)	350,000	387,698
3.15%, 05/01/27 (a)(d)	200,000	214,464
4.30%, 06/18/29 (a)(d)	350,000	402,073
3.40%, 05/01/30 (a)(d)	350,000	381,829
3.25%, 05/11/41 (a)(d)	250,000	256,490
Oracle Corp.
2.50%, 10/15/22	950,000	975,479
2.63%, 02/15/23 (a)	550,000	568,854
3.63%, 07/15/23	200,000	212,560
2.40%, 09/15/23 (a)	1,000,000	1,037,520
3.40%, 07/08/24 (a)	650,000	697,131
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 11/15/24 (a)	570,000	607,529
2.50%, 04/01/25 (a)	1,100,000	1,155,814
2.95%, 05/15/25 (a)	500,000	532,665
1.65%, 03/25/26 (a)	1,000,000	1,014,350
2.65%, 07/15/26 (a)	756,000	798,253
2.80%, 04/01/27 (a)	850,000	901,790
3.25%, 11/15/27 (a)	1,150,000	1,249,912
2.30%, 03/25/28 (a)	1,000,000	1,027,220
2.95%, 04/01/30 (a)	1,200,000	1,266,012
3.25%, 05/15/30 (a)	150,000	161,946
2.88%, 03/25/31 (a)	1,000,000	1,041,590
4.30%, 07/08/34 (a)	650,000	755,391
3.90%, 05/15/35 (a)	350,000	391,863
3.85%, 07/15/36 (a)	750,000	829,245
3.80%, 11/15/37 (a)	900,000	987,966
6.50%, 04/15/38	500,000	710,005
6.13%, 07/08/39	200,000	277,256
3.60%, 04/01/40 (a)	1,100,000	1,161,809
5.38%, 07/15/40	750,000	972,570
3.65%, 03/25/41 (a)	950,000	1,009,365
4.50%, 07/08/44 (a)	250,000	292,615
4.13%, 05/15/45 (a)	595,000	663,484
4.00%, 07/15/46 (a)	1,200,000	1,306,080
4.00%, 11/15/47 (a)	700,000	764,141
3.60%, 04/01/50 (a)	1,500,000	1,543,485
3.95%, 03/25/51 (a)	1,000,000	1,093,300
4.38%, 05/15/55 (a)	525,000	609,646
3.85%, 04/01/60 (a)	1,200,000	1,274,076
4.10%, 03/25/61 (a)	500,000	554,975
PayPal Holdings, Inc.
2.20%, 09/26/22	350,000	358,481
1.35%, 06/01/23	350,000	356,426
2.40%, 10/01/24 (a)	400,000	421,812
1.65%, 06/01/25 (a)	550,000	565,086
2.65%, 10/01/26 (a)	400,000	429,332
2.85%, 10/01/29 (a)	650,000	702,195
2.30%, 06/01/30 (a)	300,000	311,124
3.25%, 06/01/50 (a)	400,000	436,244
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	200,000	207,170
2.90%, 05/20/24 (a)	125,000	132,915
3.45%, 05/20/25 (a)	650,000	713,583
3.25%, 05/20/27 (a)	350,000	386,687
1.30%, 05/20/28 (a)	484,000	474,320
2.15%, 05/20/30 (a)	400,000	409,856
1.65%, 05/20/32 (a)	850,000	813,322
4.65%, 05/20/35 (a)	300,000	381,105
4.80%, 05/20/45 (a)	700,000	931,203
4.30%, 05/20/47 (a)	250,000	315,353
3.25%, 05/20/50 (a)	375,000	405,259
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	262,303
4.00%, 03/18/29 (a)	350,000	398,139
3.00%, 05/22/30 (a)	300,000	320,730
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	278,255
2.95%, 01/22/27 (a)	300,000	324,231
2.50%, 12/01/29 (a)	200,000	210,258
1.25%, 08/15/30 (a)	250,000	237,170
3.25%, 12/01/49 (a)	200,000	215,612
salesforce.com, Inc.
3.25%, 04/11/23 (a)	400,000	419,832
0.63%, 07/15/24 (a)(f)	200,000	200,110
3.70%, 04/11/28 (a)	375,000	427,196
1.95%, 07/15/31 (a)(f)	500,000	500,865
2.70%, 07/15/41 (a)(f)	400,000	402,772
2.90%, 07/15/51 (a)(f)	500,000	505,435

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	469,465
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	202,882
3.00%, 06/01/31 (a)	300,000	307,482
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	198,440
2.00%, 09/03/30 (a)	200,000	193,110
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	250,000	257,620
1.38%, 03/12/25 (a)	250,000	255,428
2.90%, 11/03/27 (a)	350,000	381,675
2.25%, 09/04/29 (a)	350,000	365,113
1.75%, 05/04/30 (a)	200,000	199,164
3.88%, 03/15/39 (a)	50,000	60,115
4.15%, 05/15/48 (a)	550,000	698,373
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	431,388
5.85%, 04/15/40	200,000	276,990
5.65%, 11/23/43 (a)	150,000	202,140
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	265,603
4.75%, 12/01/24 (a)	100,000	111,264
4.90%, 06/15/28 (a)	175,000	205,322
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	165,000	176,916
3.70%, 02/15/26 (a)	150,000	164,651
3.13%, 08/15/27 (a)	150,000	161,964
VeriSign, Inc.
5.25%, 04/01/25 (a)	250,000	284,080
4.75%, 07/15/27 (a)	250,000	266,573
2.70%, 06/15/31 (a)	250,000	253,853
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	553,430
4.13%, 03/15/29 (a)	275,000	312,722
5.50%, 06/15/45 (a)	100,000	135,132
3.63%, 05/15/50 (a)	100,000	107,165
Visa, Inc.
2.15%, 09/15/22 (a)	310,000	316,557
2.80%, 12/14/22 (a)	900,000	929,709
3.15%, 12/14/25 (a)	1,550,000	1,696,335
1.90%, 04/15/27 (a)	400,000	413,468
0.75%, 08/15/27 (a)	150,000	145,820
2.75%, 09/15/27 (a)	100,000	108,197
2.05%, 04/15/30 (a)	650,000	669,038
1.10%, 02/15/31 (a)	150,000	142,013
4.15%, 12/14/35 (a)	900,000	1,107,171
2.70%, 04/15/40 (a)	250,000	259,040
4.30%, 12/14/45 (a)	1,250,000	1,608,600
3.65%, 09/15/47 (a)	50,000	59,004
2.00%, 08/15/50 (a)	500,000	442,710
VMware, Inc.
2.95%, 08/21/22 (a)	450,000	461,785
4.50%, 05/15/25 (a)	350,000	391,314
3.90%, 08/21/27 (a)	500,000	556,060
4.70%, 05/15/30 (a)	350,000	414,701
Western Union Co.
4.25%, 06/09/23 (a)	300,000	320,097
2.85%, 01/10/25 (a)	200,000	211,836
1.35%, 03/15/26 (a)	250,000	248,773
2.75%, 03/15/31 (a)	150,000	150,054
Xilinx, Inc.
2.95%, 06/01/24 (a)	350,000	370,510
2.38%, 06/01/30 (a)	200,000	203,434
		233,552,939
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	152,634	157,578
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	157,124	162,179
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	472,200	479,590
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	41,882	42,701
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 02/15/32	331,051	339,625
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	114,804
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	150,000	153,725
3.00%, 03/15/23 (a)	200,000	207,894
3.85%, 09/01/23 (a)	425,000	453,615
3.40%, 09/01/24 (a)	850,000	919,929
3.00%, 04/01/25 (a)	240,000	258,739
7.00%, 12/15/25	150,000	187,577
6.20%, 08/15/36	100,000	143,214
5.05%, 03/01/41 (a)	400,000	531,548
5.40%, 06/01/41 (a)	150,000	206,345
4.40%, 03/15/42 (a)	200,000	247,900
4.38%, 09/01/42 (a)	550,000	681,967
4.45%, 03/15/43 (a)	200,000	251,354
5.15%, 09/01/43 (a)	550,000	751,668
4.90%, 04/01/44 (a)	150,000	200,178
4.55%, 09/01/44 (a)	800,000	1,022,400
3.90%, 08/01/46 (a)	100,000	117,699
4.05%, 06/15/48 (a)	1,200,000	1,453,716
4.15%, 12/15/48 (a)	300,000	368,748
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	160,011
6.90%, 07/15/28	150,000	199,544
6.38%, 11/15/37	150,000	216,524
3.20%, 08/02/46 (a)	300,000	311,382
3.65%, 02/03/48 (a)	300,000	333,303
4.45%, 01/20/49 (a)	350,000	436,607
2.45%, 05/01/50 (a)	300,000	272,175
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	158,565
2.90%, 02/01/25 (a)	271,000	287,935
4.00%, 06/01/28 (a)	250,000	284,485
2.05%, 03/05/30 (a)	200,000	199,402
7.13%, 10/15/31	250,000	356,335
4.80%, 09/15/35 (a)	45,000	56,039
4.80%, 08/01/45 (a)	150,000	194,141
6.13%, 09/15/15 (a)	389,000	605,782
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	228,524
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	172,175	183,053
CSX Corp.
3.40%, 08/01/24 (a)	300,000	322,995
3.35%, 11/01/25 (a)	150,000	164,088
2.60%, 11/01/26 (a)	250,000	266,323
3.25%, 06/01/27 (a)	628,000	688,947
3.80%, 03/01/28 (a)	250,000	282,177
2.40%, 02/15/30 (a)	175,000	180,275
6.15%, 05/01/37	500,000	706,090
5.50%, 04/15/41 (a)	350,000	475,345
4.75%, 05/30/42 (a)	50,000	63,346
4.40%, 03/01/43 (a)	200,000	241,484
4.10%, 03/15/44 (a)	550,000	644,380

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 11/01/46 (a)	250,000	283,260
4.30%, 03/01/48 (a)	50,000	60,798
4.75%, 11/15/48 (a)	250,000	324,192
4.50%, 03/15/49 (a)	300,000	375,717
3.80%, 04/15/50 (a)	150,000	172,448
3.95%, 05/01/50 (a)	300,000	353,547
2.50%, 05/15/51 (a)	150,000	136,913
4.50%, 08/01/54 (a)	200,000	253,742
4.25%, 11/01/66 (a)	100,000	123,843
4.65%, 03/01/68 (a)	125,000	164,298
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	188,000	198,977
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	141,031	142,467
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 02/20/34	243,316	241,323
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	273,847
3.40%, 02/15/28 (a)	350,000	389,193
4.20%, 10/17/28 (a)	100,000	116,469
3.10%, 08/05/29 (a)	350,000	379,827
4.25%, 05/15/30 (a)	300,000	349,854
4.90%, 01/15/34	112,000	140,044
3.90%, 02/01/35	300,000	344,001
3.25%, 05/15/41 (a)	250,000	257,553
3.88%, 08/01/42	200,000	223,178
5.10%, 01/15/44	250,000	321,800
4.10%, 02/01/45	77,000	88,155
4.75%, 11/15/45 (a)	265,000	330,768
4.55%, 04/01/46 (a)	500,000	607,040
4.40%, 01/15/47 (a)	525,000	628,341
4.05%, 02/15/48 (a)	250,000	287,665
4.95%, 10/17/48 (a)	400,000	517,556
5.25%, 05/15/50 (a)	550,000	747,153
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	417,712
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	328,662	334,776
JetBlue 2020-1 Class A Pass Through Trust
Series 1A
4.00%, 11/15/32	241,820	266,605
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	155,664
2.88%, 11/15/29 (a)	150,000	158,274
4.30%, 05/15/43 (a)	150,000	173,313
4.95%, 08/15/45 (a)	200,000	256,244
4.70%, 05/01/48 (a)	150,000	187,445
4.20%, 11/15/69 (a)	350,000	405,454
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	223,680
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	250,000	258,435
2.90%, 06/15/26 (a)	550,000	593,939
2.55%, 11/01/29 (a)	100,000	105,283
2.30%, 05/15/31 (a)	200,000	202,834
4.84%, 10/01/41	400,000	514,544
4.45%, 06/15/45 (a)	250,000	306,360
4.65%, 01/15/46 (a)	450,000	565,447
3.94%, 11/01/47 (a)	250,000	287,285
4.15%, 02/28/48 (a)	275,000	324,811
4.10%, 05/15/49 (a)	100,000	117,979
3.40%, 11/01/49 (a)	300,000	319,152
3.05%, 05/15/50 (a)	300,000	300,918
4.05%, 08/15/52 (a)	250,000	296,145
3.16%, 05/15/55 (a)	375,000	379,807
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ryder System, Inc.
3.40%, 03/01/23 (a)	175,000	182,968
3.75%, 06/09/23 (a)	200,000	211,866
3.88%, 12/01/23 (a)	250,000	268,727
3.65%, 03/18/24 (a)	300,000	322,599
2.50%, 09/01/24 (a)	200,000	209,410
3.35%, 09/01/25 (a)	135,000	146,003
2.90%, 12/01/26 (a)	200,000	214,352
Southwest Airlines Co.
4.75%, 05/04/23	250,000	268,417
5.25%, 05/04/25 (a)	350,000	399,948
3.00%, 11/15/26 (a)	350,000	373,761
5.13%, 06/15/27 (a)	475,000	559,707
3.45%, 11/16/27 (a)	300,000	325,941
2.63%, 02/10/30 (a)	500,000	513,315
Spirit Airlines Pass Through Trust 2015-1A
4.10%, 04/01/28	136,790	142,900
Union Pacific Corp.
4.16%, 07/15/22 (a)	250,000	257,660
2.95%, 01/15/23 (a)	150,000	154,950
2.75%, 04/15/23 (a)	100,000	103,565
3.50%, 06/08/23 (a)	100,000	105,850
3.65%, 02/15/24 (a)	350,000	375,515
3.15%, 03/01/24 (a)	250,000	266,830
3.25%, 08/15/25 (a)	500,000	542,840
2.75%, 03/01/26 (a)	500,000	534,880
2.15%, 02/05/27 (a)	425,000	441,413
3.70%, 03/01/29 (a)	300,000	338,109
2.40%, 02/05/30 (a)	250,000	258,420
3.38%, 02/01/35 (a)	600,000	658,974
2.89%, 04/06/36 (a)(d)	250,000	260,268
3.60%, 09/15/37 (a)	200,000	224,250
3.55%, 08/15/39 (a)	250,000	278,627
3.20%, 05/20/41 (a)	250,000	264,463
4.05%, 11/15/45 (a)	120,000	138,796
4.05%, 03/01/46 (a)	250,000	289,870
4.00%, 04/15/47 (a)	500,000	580,850
4.30%, 03/01/49 (a)	200,000	245,372
3.25%, 02/05/50 (a)	700,000	738,255
3.80%, 10/01/51 (a)	250,000	286,197
3.95%, 08/15/59 (a)	150,000	174,717
3.84%, 03/20/60 (a)	700,000	795,627
2.97%, 09/16/62 (a)	450,000	433,219
4.10%, 09/15/67 (a)	50,000	58,455
3.75%, 02/05/70 (a)	350,000	385,836
3.80%, 04/06/71 (a)(d)	500,000	555,785
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	949,035	1,000,881
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	97,084	102,244
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	195,397	206,590
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	489,191	516,468
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	97,798	99,706
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	309,211	323,952
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	294,904	324,639
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/32	192,221	192,254
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 01/15/26	194,100	206,068

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
United Parcel Service, Inc.
2.45%, 10/01/22	350,000	359,411
2.50%, 04/01/23 (a)	250,000	259,065
2.20%, 09/01/24 (a)	150,000	157,260
2.80%, 11/15/24 (a)	150,000	160,401
3.90%, 04/01/25 (a)	450,000	498,429
3.05%, 11/15/27 (a)	450,000	499,275
3.40%, 03/15/29 (a)	100,000	112,395
2.50%, 09/01/29 (a)	150,000	159,705
4.45%, 04/01/30 (a)	325,000	393,552
6.20%, 01/15/38	400,000	591,824
5.20%, 04/01/40 (a)	200,000	272,754
4.88%, 11/15/40 (a)	550,000	724,718
3.63%, 10/01/42	100,000	115,550
3.40%, 11/15/46 (a)	200,000	223,198
3.75%, 11/15/47 (a)	300,000	354,327
4.25%, 03/15/49 (a)	310,000	393,123
3.40%, 09/01/49 (a)	200,000	224,750
5.30%, 04/01/50 (a)	400,000	586,212
		56,908,283
		1,439,797,211

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	107,189
2.10%, 07/01/30 (a)	300,000	294,762
3.45%, 01/15/50 (a)	250,000	259,530
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	286,535
4.25%, 09/15/48 (a)	210,000	258,959
3.80%, 06/15/49 (a)	250,000	289,917
AES Corp.
1.38%, 01/15/26 (a)(d)	250,000	247,750
2.45%, 01/15/31 (a)(d)	350,000	346,797
Alabama Power Co.
3.55%, 12/01/23	350,000	375,634
1.45%, 09/15/30 (a)	250,000	239,008
6.00%, 03/01/39	225,000	320,582
3.85%, 12/01/42	150,000	172,100
4.30%, 01/02/46 (a)	500,000	613,820
3.70%, 12/01/47 (a)	600,000	681,660
4.30%, 07/15/48 (a)	100,000	123,998
3.45%, 10/01/49 (a)	100,000	109,327
Ameren Corp.
2.50%, 09/15/24 (a)	250,000	263,440
3.65%, 02/15/26 (a)	750,000	822,982
3.50%, 01/15/31 (a)	300,000	328,731
Ameren Illinois Co.
4.15%, 03/15/46 (a)	300,000	365,310
3.70%, 12/01/47 (a)	150,000	172,194
3.25%, 03/15/50 (a)	100,000	107,919
American Electric Power Co., Inc.
2.95%, 12/15/22 (a)	400,000	411,944
4.30%, 12/01/28 (a)	400,000	460,756
3.25%, 03/01/50 (a)	450,000	450,022
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	541,625
3.30%, 06/01/27 (a)	300,000	325,554
7.00%, 04/01/38	210,000	314,586
4.45%, 06/01/45 (a)	250,000	300,572
4.50%, 03/01/49 (a)	150,000	184,137
3.70%, 05/01/50 (a)	300,000	330,942
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	268,720
5.05%, 09/01/41 (a)	50,000	65,270
4.35%, 11/15/45 (a)	625,000	761,550
4.25%, 03/01/49 (a)	150,000	182,817
3.35%, 05/15/50 (a)	350,000	374,608
2.65%, 09/15/50 (a)	250,000	237,418
Avangrid, Inc.
3.15%, 12/01/24 (a)	600,000	642,726
3.20%, 04/15/25 (a)	100,000	107,548
3.80%, 06/01/29 (a)	195,000	220,358
Avista Corp.
4.35%, 06/01/48 (a)	150,000	188,762
Baltimore Gas and Electric Co.
3.50%, 08/15/46 (a)	250,000	275,527
3.75%, 08/15/47 (a)	350,000	404,603
4.25%, 09/15/48 (a)	100,000	123,152
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	350,000	362,267
3.50%, 02/01/25 (a)	150,000	162,327
4.05%, 04/15/25 (a)	600,000	666,492
3.25%, 04/15/28 (a)	525,000	577,327
3.70%, 07/15/30 (a)	200,000	226,822
6.13%, 04/01/36	637,000	898,571
5.95%, 05/15/37	250,000	345,082
5.15%, 11/15/43 (a)	260,000	343,951
4.50%, 02/01/45 (a)	350,000	430,150
3.80%, 07/15/48 (a)	250,000	284,652
4.25%, 10/15/50 (a)	350,000	430,353
2.85%, 05/15/51 (a)	350,000	340,294
Black Hills Corp.
3.05%, 10/15/29 (a)	350,000	373,499
2.50%, 06/15/30 (a)	250,000	255,158
4.35%, 05/01/33 (a)	400,000	467,012
4.20%, 09/15/46 (a)	100,000	112,499
3.88%, 10/15/49 (a)	100,000	108,122
CenterPoint Energy Houston Electric LLC
6.95%, 03/15/33	50,000	70,999
3.55%, 08/01/42 (a)	128,000	144,284
3.95%, 03/01/48 (a)	200,000	240,282
4.25%, 02/01/49 (a)	300,000	375,213
2.90%, 07/01/50 (a)	150,000	151,719
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	500,000	511,235
4.25%, 11/01/28 (a)	400,000	458,672
2.95%, 03/01/30 (a)	400,000	422,504
3.70%, 09/01/49 (a)	150,000	161,373
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	270,000	295,442
4.97%, 05/01/46 (a)	100,000	119,748
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	375,998
3.45%, 08/15/27 (a)	200,000	221,588
4.88%, 03/01/44 (a)	400,000	511,576
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	130,972
3.70%, 08/15/28 (a)	950,000	1,081,556
6.45%, 01/15/38	300,000	441,876
3.80%, 10/01/42 (a)	200,000	230,608
4.60%, 08/15/43 (a)	150,000	190,221
4.70%, 01/15/44 (a)	150,000	192,711
3.70%, 03/01/45 (a)	250,000	285,902
4.35%, 11/15/45 (a)	150,000	186,713
3.65%, 06/15/46 (a)	250,000	284,005
3.75%, 08/15/47 (a)	100,000	116,034
4.00%, 03/01/48 (a)	100,000	120,215

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/01/49 (a)	300,000	360,108
3.20%, 11/15/49 (a)	100,000	106,275
3.00%, 03/01/50 (a)	250,000	257,723
Connecticut Light and Power Co.
2.50%, 01/15/23 (a)	50,000	51,369
0.75%, 12/01/25 (a)	50,000	49,422
2.05%, 07/01/31 (a)	300,000	302,502
4.30%, 04/15/44 (a)	250,000	311,482
4.00%, 04/01/48 (a)	250,000	303,302
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	200,000	220,344
5.30%, 03/01/35	350,000	444,038
5.85%, 03/15/36	50,000	66,926
6.75%, 04/01/38	550,000	811,118
5.50%, 12/01/39	250,000	331,915
5.70%, 06/15/40	150,000	203,402
3.95%, 03/01/43 (a)	500,000	562,905
4.45%, 03/15/44 (a)	950,000	1,144,721
4.13%, 05/15/49 (a)	200,000	233,868
3.95%, 04/01/50 (a)	350,000	398,520
4.63%, 12/01/54 (a)	525,000	661,862
4.30%, 12/01/56 (a)	50,000	59,075
4.00%, 11/15/57 (a)	250,000	282,670
4.50%, 05/15/58 (a)	240,000	292,102
3.70%, 11/15/59 (a)	300,000	320,457
3.00%, 12/01/60 (a)	100,000	92,719
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	263,988
3.95%, 05/15/43 (a)	250,000	295,205
4.05%, 05/15/48 (a)	100,000	122,327
4.35%, 04/15/49 (a)	350,000	447,548
3.10%, 08/15/50 (a)	250,000	264,993
3.50%, 08/01/51 (a)	100,000	113,651
2.50%, 05/01/60 (a)	300,000	272,514
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	250,000	279,557
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	532,750
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	250,000	327,032
5.45%, 02/01/41 (a)	100,000	137,522
5.10%, 06/01/65 (a)	175,000	254,149
Dominion Energy, Inc.
2.75%, 09/15/22 (a)	250,000	255,343
3.07%, 08/15/24	225,000	238,820
2.85%, 08/15/26 (a)	650,000	692,971
3.60%, 03/15/27 (a)	200,000	221,684
4.25%, 06/01/28 (a)	150,000	172,557
3.38%, 04/01/30 (a)	550,000	599,901
6.30%, 03/15/33	45,000	60,575
5.25%, 08/01/33	500,000	627,625
5.95%, 06/15/35	150,000	202,998
7.00%, 06/15/38	200,000	297,276
4.90%, 08/01/41 (a)	200,000	253,438
4.05%, 09/15/42 (a)	400,000	458,900
4.70%, 12/01/44 (a)	100,000	125,056
4.60%, 03/15/49 (a)	150,000	189,023
5.75%, 10/01/54 (a)(b)	100,000	109,216
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	162,312
2.63%, 03/01/31 (a)	300,000	316,644
4.30%, 07/01/44 (a)	100,000	122,919
3.70%, 03/15/45 (a)	150,000	171,522
3.70%, 06/01/46 (a)	400,000	459,544
4.05%, 05/15/48 (a)	150,000	182,376
3.95%, 03/01/49 (a)	389,000	469,336
Security Rate, Maturity Date	Face Amount ($)	Value ($)
DTE Energy Co.
2.60%, 06/15/22	100,000	102,221
3.30%, 06/15/22	500,000	511,755
0.55%, 11/01/22	50,000	50,118
2.25%, 11/01/22	200,000	204,760
3.70%, 08/01/23	250,000	265,675
3.50%, 06/01/24	140,000	149,639
2.53%, 10/01/24	120,000	126,162
2.85%, 10/01/26 (a)	645,000	687,996
3.40%, 06/15/29 (a)	250,000	273,557
2.95%, 03/01/30 (a)	200,000	211,730
6.38%, 04/15/33	250,000	341,355
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	208,832
3.95%, 11/15/28 (a)	236,000	270,940
2.45%, 02/01/30 (a)	250,000	259,398
6.10%, 06/01/37	250,000	348,712
6.05%, 04/15/38	1,000,000	1,423,680
5.30%, 02/15/40	600,000	816,270
4.25%, 12/15/41 (a)	250,000	303,442
3.75%, 06/01/45 (a)	650,000	738,562
3.88%, 03/15/46 (a)	250,000	289,135
3.70%, 12/01/47 (a)	200,000	225,844
Duke Energy Corp.
2.40%, 08/15/22 (a)	100,000	102,105
3.05%, 08/15/22 (a)	750,000	767,040
3.75%, 04/15/24 (a)	690,000	743,344
0.90%, 09/15/25 (a)	200,000	198,148
2.65%, 09/01/26 (a)	500,000	529,210
3.15%, 08/15/27 (a)	200,000	216,468
3.40%, 06/15/29 (a)	350,000	383,887
2.45%, 06/01/30 (a)	500,000	506,525
2.55%, 06/15/31 (a)	500,000	507,135
4.80%, 12/15/45 (a)	100,000	122,646
3.75%, 09/01/46 (a)	200,000	213,592
3.95%, 08/15/47 (a)	250,000	276,212
4.20%, 06/15/49 (a)	200,000	229,920
3.50%, 06/15/51 (a)	250,000	258,665
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,000,000	1,092,500
3.80%, 07/15/28 (a)	100,000	113,320
2.50%, 12/01/29 (a)	150,000	157,539
1.75%, 06/15/30 (a)	250,000	245,480
6.40%, 06/15/38	250,000	369,665
5.65%, 04/01/40	250,000	350,265
3.85%, 11/15/42 (a)	250,000	289,367
4.20%, 07/15/48 (a)	100,000	122,854
Duke Energy Florida Project Finance LLC
Series 2026
2.54%, 09/01/29	200,000	211,406
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	137,644
6.35%, 08/15/38	200,000	292,894
4.90%, 07/15/43 (a)	75,000	95,942
3.75%, 05/15/46 (a)	50,000	56,395
3.25%, 10/01/49 (a)	200,000	211,400
2.75%, 04/01/50 (a)	200,000	194,058
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	167,267
2.13%, 06/01/30 (a)	200,000	201,144
4.30%, 02/01/49 (a)	150,000	185,594
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	271,908
4.10%, 05/15/42 (a)	200,000	236,748
4.38%, 03/30/44 (a)	200,000	247,292
4.15%, 12/01/44 (a)	550,000	665,676

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 08/15/45 (a)	50,000	60,360
3.70%, 10/15/46 (a)	500,000	567,245
3.60%, 09/15/47 (a)	200,000	223,594
2.50%, 08/15/50 (a)	250,000	231,090
Edison International
2.40%, 09/15/22 (a)	200,000	203,536
3.13%, 11/15/22 (a)	150,000	154,590
2.95%, 03/15/23 (a)	500,000	516,390
3.55%, 11/15/24 (a)	200,000	213,082
5.75%, 06/15/27 (a)	200,000	227,958
4.13%, 03/15/28 (a)	200,000	213,044
El Paso Electric Co.
6.00%, 05/15/35	269,000	359,376
5.00%, 12/01/44 (a)	50,000	60,795
Emera US Finance LP
3.55%, 06/15/26 (a)	187,000	204,574
4.75%, 06/15/46 (a)	525,000	627,123
Enel Americas S.A.
4.00%, 10/25/26 (a)	450,000	490,581
Enel Chile S.A.
4.88%, 06/12/28 (a)	475,000	548,915
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	350,000	375,298
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	550,250
4.20%, 04/01/49 (a)	300,000	366,300
2.65%, 06/15/51 (a)	250,000	238,690
Entergy Corp.
4.00%, 07/15/22 (a)	250,000	257,908
0.90%, 09/15/25 (a)	250,000	247,213
2.95%, 09/01/26 (a)	250,000	267,203
2.80%, 06/15/30 (a)	250,000	260,300
2.40%, 06/15/31 (a)	300,000	300,021
3.75%, 06/15/50 (a)	200,000	219,532
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	400,000	400,656
5.40%, 11/01/24	150,000	172,283
2.40%, 10/01/26 (a)	500,000	524,165
3.12%, 09/01/27 (a)	200,000	218,338
3.25%, 04/01/28 (a)	150,000	164,379
1.60%, 12/15/30 (a)	300,000	287,817
4.00%, 03/15/33 (a)	211,000	247,598
4.95%, 01/15/45 (a)	500,000	548,815
4.20%, 09/01/48 (a)	200,000	244,834
4.20%, 04/01/50 (a)	50,000	61,493
2.90%, 03/15/51 (a)	200,000	199,266
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	350,000	406,101
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	278,917
1.75%, 03/15/31 (a)	250,000	239,620
3.55%, 09/30/49 (a)	200,000	215,370
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	150,000	162,689
4.13%, 03/01/42 (a)	250,000	294,655
4.10%, 04/01/43 (a)	450,000	532,296
4.25%, 12/01/45 (a)	250,000	302,740
3.25%, 09/01/49 (a)	200,000	211,290
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	103,967
4.20%, 06/15/47 (a)	95,000	115,066
4.13%, 04/01/49 (a)	250,000	302,060
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	366,607
2.90%, 09/15/29 (a)	250,000	264,833
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Eversource Energy
2.80%, 05/01/23 (a)	100,000	103,646
3.80%, 12/01/23 (a)	600,000	644,370
3.30%, 01/15/28 (a)	250,000	273,112
1.65%, 08/15/30 (a)	250,000	239,463
3.45%, 01/15/50 (a)	250,000	264,543
Exelon Corp.
3.95%, 06/15/25 (a)	500,000	550,315
3.40%, 04/15/26 (a)	100,000	108,963
4.05%, 04/15/30 (a)	450,000	512,572
4.95%, 06/15/35 (a)(d)	250,000	307,287
5.63%, 06/15/35	250,000	329,762
5.10%, 06/15/45 (a)	100,000	131,260
4.45%, 04/15/46 (a)	150,000	182,180
4.70%, 04/15/50 (a)	250,000	316,235
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	50,000	53,927
6.25%, 10/01/39	550,000	678,073
5.75%, 10/01/41 (a)	100,000	118,316
5.60%, 06/15/42 (a)	250,000	293,940
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	258,753
3.25%, 06/01/24 (a)	250,000	267,188
2.85%, 04/01/25 (a)	250,000	267,223
3.13%, 12/01/25 (a)	500,000	543,655
4.95%, 06/01/35	150,000	197,382
5.95%, 02/01/38	150,000	216,669
5.96%, 04/01/39	500,000	732,130
5.69%, 03/01/40	100,000	142,935
5.25%, 02/01/41 (a)	250,000	343,865
4.13%, 02/01/42 (a)	150,000	183,086
4.05%, 06/01/42 (a)	350,000	425,747
3.80%, 12/15/42 (a)	275,000	325,523
3.70%, 12/01/47 (a)	55,000	64,759
3.95%, 03/01/48 (a)	250,000	304,525
4.13%, 06/01/48 (a)	150,000	186,930
3.99%, 03/01/49 (a)	150,000	184,784
3.15%, 10/01/49 (a)	350,000	380,789
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	333,572
Georgia Power Co.
2.10%, 07/30/23	250,000	258,275
2.20%, 09/15/24 (a)	150,000	156,255
3.25%, 04/01/26 (a)	300,000	324,147
3.25%, 03/30/27 (a)	100,000	108,405
2.65%, 09/15/29 (a)	100,000	105,173
4.75%, 09/01/40	100,000	123,673
4.30%, 03/15/42	300,000	355,851
4.30%, 03/15/43	100,000	118,659
3.70%, 01/30/50 (a)	100,000	109,090
3.25%, 03/15/51 (a)	150,000	152,276
Iberdrola International BV
5.81%, 03/15/25	100,000	116,402
6.75%, 07/15/36	200,000	304,032
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	244,510
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	56,279
4.55%, 03/15/46 (a)	100,000	125,307
3.75%, 07/01/47 (a)	250,000	280,607
4.25%, 08/15/48 (a)	300,000	365,928
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	215,308
4.10%, 09/26/28 (a)	100,000	114,997
2.30%, 06/01/30 (a)	300,000	304,263

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.25%, 07/15/39	350,000	498,743
3.70%, 09/15/46 (a)	50,000	55,928
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	224,776
ITC Holdings Corp.
3.25%, 06/30/26 (a)	470,000	509,268
3.35%, 11/15/27 (a)	100,000	109,208
5.30%, 07/01/43 (a)	100,000	131,294
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	261,890
3.30%, 06/01/50 (a)	250,000	264,873
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	250,000	309,435
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	54,663
3.65%, 04/15/29 (a)	200,000	226,668
6.75%, 12/30/31	200,000	283,626
5.80%, 10/15/36	200,000	276,638
4.80%, 09/15/43 (a)	150,000	194,850
4.40%, 10/15/44 (a)	325,000	402,906
4.25%, 05/01/46 (a)	300,000	371,199
3.95%, 08/01/47 (a)	150,000	178,085
3.65%, 08/01/48 (a)	250,000	285,825
4.25%, 07/15/49 (a)	350,000	440,303
3.15%, 04/15/50 (a)	200,000	214,346
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	281,837
4.25%, 03/15/42	100,000	118,382
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (a)	300,000	306,462
3.40%, 11/15/23 (a)	250,000	265,770
2.95%, 02/07/24 (a)	410,000	433,112
3.25%, 11/01/25 (a)	400,000	435,148
3.40%, 02/07/28 (a)	350,000	385,773
3.90%, 11/01/28 (a)	250,000	284,225
3.70%, 03/15/29 (a)	200,000	224,462
1.35%, 03/15/31 (a)	250,000	232,373
8.00%, 03/01/32	200,000	302,246
4.75%, 04/30/43 (a)(b)	100,000	104,824
5.25%, 04/20/46 (a)(b)	250,000	273,455
4.40%, 11/01/48 (a)	250,000	317,595
4.30%, 03/15/49 (a)	100,000	125,473
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	844,867
6.65%, 04/01/36	500,000	729,950
3.13%, 08/01/50 (a)	200,000	207,178
NextEra Energy Capital Holdings, Inc.
2.80%, 01/15/23 (a)	250,000	258,455
0.65%, 03/01/23	250,000	250,895
3.15%, 04/01/24 (a)	450,000	478,813
2.75%, 05/01/25 (a)	450,000	478,255
3.25%, 04/01/26 (a)	500,000	542,520
3.55%, 05/01/27 (a)	200,000	221,450
3.50%, 04/01/29 (a)	600,000	664,560
2.75%, 11/01/29 (a)	350,000	370,177
2.25%, 06/01/30 (a)	800,000	807,672
4.80%, 12/01/77 (a)(b)	150,000	168,401
Northern States Power Co.
6.25%, 06/01/36	620,000	889,688
6.20%, 07/01/37	150,000	220,089
3.40%, 08/15/42 (a)	145,000	160,679
4.00%, 08/15/45 (a)	250,000	301,487
3.60%, 05/15/46 (a)	300,000	342,135
3.60%, 09/15/47 (a)	250,000	285,202
2.90%, 03/01/50 (a)	200,000	205,144
2.60%, 06/01/51 (a)	50,000	48,278
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NorthWestern Corp.
4.18%, 11/15/44 (a)	260,000	306,298
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	382,998
3.25%, 05/15/29 (a)	250,000	275,195
5.50%, 03/15/40	150,000	206,648
4.40%, 03/01/44 (a)	150,000	186,596
OGE Energy Corp.
0.70%, 05/26/23 (a)	150,000	150,045
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	201,336
5.38%, 11/01/40	200,000	253,428
5.05%, 10/01/48 (a)	200,000	251,862
3.75%, 08/01/50 (a)	150,000	158,913
5.25%, 09/01/50	150,000	189,585
Ohio Edison Co.
6.88%, 07/15/36	300,000	423,066
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	209,940
1.63%, 01/15/31 (a)	200,000	192,466
4.15%, 04/01/48 (a)	200,000	240,932
4.00%, 06/01/49 (a)	250,000	296,375
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	150,000	150,095
3.30%, 03/15/30 (a)	125,000	136,873
3.25%, 04/01/30 (a)	150,000	163,226
4.15%, 04/01/47 (a)	240,000	286,152
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	400,000	424,652
3.70%, 11/15/28 (a)	265,000	300,107
5.75%, 03/15/29 (a)	73,000	92,096
7.50%, 09/01/38	200,000	325,852
5.25%, 09/30/40	200,000	271,844
4.55%, 12/01/41 (a)	250,000	318,507
3.75%, 04/01/45 (a)	200,000	231,050
3.80%, 09/30/47 (a)	300,000	351,648
4.10%, 11/15/48 (a)	150,000	183,819
3.80%, 06/01/49 (a)	150,000	178,254
3.10%, 09/15/49 (a)	200,000	211,756
3.70%, 05/15/50 (a)	150,000	175,715
5.35%, 10/01/52 (a)	250,000	365,200
Pacific Gas & Electric Co.
4.25%, 08/01/23 (a)	150,000	159,038
3.85%, 11/15/23 (a)	500,000	524,920
3.50%, 06/15/25 (a)(e)	300,000	315,018
3.15%, 01/01/26	550,000	567,858
2.95%, 03/01/26 (a)	500,000	511,755
Pacific Gas and Electric Co.
3.30%, 03/15/27 (a)	100,000	103,724
2.10%, 08/01/27 (a)	500,000	485,925
3.30%, 12/01/27 (a)	650,000	667,407
3.75%, 07/01/28	500,000	527,655
4.55%, 07/01/30 (a)	1,350,000	1,445,364
2.50%, 02/01/31 (a)	850,000	798,345
4.50%, 07/01/40 (a)	800,000	801,488
3.30%, 08/01/40 (a)	350,000	318,867
4.20%, 06/01/41 (a)	100,000	98,517
4.45%, 04/15/42 (a)	300,000	298,422
3.75%, 08/15/42 (a)	250,000	229,133
4.75%, 02/15/44 (a)	100,000	101,424
4.30%, 03/15/45 (a)	150,000	144,684
4.25%, 03/15/46 (a)	250,000	240,295
4.00%, 12/01/46 (a)	250,000	235,305
3.95%, 12/01/47 (a)	200,000	186,268
4.95%, 07/01/50 (a)	1,100,000	1,133,616
3.50%, 08/01/50 (a)	500,000	445,295

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
PacifiCorp
3.50%, 06/15/29 (a)	100,000	111,143
2.70%, 09/15/30 (a)	150,000	157,700
7.70%, 11/15/31	100,000	147,977
5.75%, 04/01/37	100,000	137,202
6.35%, 07/15/38	350,000	507,972
6.00%, 01/15/39	100,000	141,641
4.13%, 01/15/49 (a)	250,000	300,180
4.15%, 02/15/50 (a)	300,000	366,129
3.30%, 03/15/51 (a)	250,000	266,750
PECO Energy Co.
3.70%, 09/15/47 (a)	500,000	576,070
3.90%, 03/01/48 (a)	450,000	537,187
3.00%, 09/15/49 (a)	100,000	103,948
2.80%, 06/15/50 (a)	250,000	249,965
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	150,000	151,149
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	268,360
4.15%, 03/15/43 (a)	200,000	240,768
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	350,000	405,566
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	730,010
4.75%, 07/15/43 (a)	300,000	389,061
4.15%, 06/15/48 (a)	350,000	431,315
Progress Energy, Inc.
7.75%, 03/01/31	250,000	356,635
7.00%, 10/30/31	60,000	82,977
6.00%, 12/01/39	85,000	117,425
PSEG Power LLC
3.85%, 06/01/23 (a)	350,000	371,462
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	350,000	354,784
3.70%, 06/15/28 (a)	150,000	169,695
1.90%, 01/15/31 (a)	155,000	154,197
6.25%, 09/01/37	200,000	293,366
3.60%, 09/15/42 (a)	100,000	113,051
4.05%, 09/15/49 (a)	300,000	370,332
3.20%, 03/01/50 (a)	250,000	270,588
2.70%, 01/15/51 (a)	100,000	98,763
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	319,092
3.60%, 07/01/49 (a)	250,000	284,240
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	149,481
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	162,356
3.70%, 05/01/28 (a)	100,000	113,534
2.45%, 01/15/30 (a)	100,000	104,509
3.95%, 05/01/42 (a)	100,000	118,294
3.80%, 01/01/43 (a)	125,000	145,080
3.80%, 03/01/46 (a)	500,000	588,425
3.60%, 12/01/47 (a)	300,000	342,273
3.85%, 05/01/49 (a)	250,000	297,427
3.20%, 08/01/49 (a)	150,000	161,225
3.15%, 01/01/50 (a)	200,000	213,926
2.70%, 05/01/50 (a)	250,000	246,510
2.05%, 08/01/50 (a)	300,000	260,505
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	154,323
2.88%, 06/15/24 (a)	450,000	477,378
0.80%, 08/15/25 (a)	500,000	494,480
1.60%, 08/15/30 (a)	450,000	426,811
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	161,709
4.10%, 06/15/30 (a)	450,000	504,945
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	140,749
5.80%, 03/15/40	200,000	279,516
5.64%, 04/15/41 (a)	150,000	207,255
4.30%, 05/20/45 (a)	150,000	184,398
4.22%, 06/15/48 (a)	250,000	307,282
3.25%, 09/15/49 (a)	150,000	159,902
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	100,000	105,918
2.50%, 05/15/26 (a)	200,000	211,824
1.70%, 10/01/30 (a)	300,000	290,223
3.75%, 06/01/47 (a)	150,000	171,828
4.15%, 05/15/48 (a)	169,000	205,103
4.10%, 06/15/49 (a)	140,000	169,092
3.32%, 04/15/50 (a)	150,000	159,822
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	212,702
Southern California Edison Co.
3.50%, 10/01/23 (a)	250,000	264,250
1.20%, 02/01/26 (a)	200,000	198,386
4.20%, 03/01/29 (a)	150,000	169,586
6.65%, 04/01/29	500,000	622,620
2.85%, 08/01/29 (a)	200,000	207,904
2.25%, 06/01/30 (a)	150,000	148,181
6.00%, 01/15/34	200,000	260,956
5.75%, 04/01/35	200,000	258,330
5.35%, 07/15/35	250,000	313,070
5.55%, 01/15/37	200,000	251,862
5.95%, 02/01/38	250,000	324,310
6.05%, 03/15/39	300,000	400,521
5.50%, 03/15/40	200,000	251,006
4.05%, 03/15/42 (a)	105,000	113,308
3.90%, 03/15/43 (a)	200,000	210,010
4.65%, 10/01/43 (a)	400,000	460,848
3.60%, 02/01/45 (a)	100,000	100,956
4.00%, 04/01/47 (a)	550,000	579,788
4.13%, 03/01/48 (a)	550,000	588,753
4.88%, 03/01/49 (a)	250,000	297,742
3.65%, 02/01/50 (a)	400,000	401,956
Southern Co.
2.95%, 07/01/23 (a)	500,000	522,180
0.60%, 02/26/24 (a)	300,000	299,544
3.25%, 07/01/26 (a)	550,000	597,377
3.70%, 04/30/30 (a)	500,000	552,065
4.25%, 07/01/36 (a)	250,000	290,395
4.40%, 07/01/46 (a)	500,000	587,380
4.00%, 01/15/51 (a)(b)	250,000	265,510
3.75%, 09/15/51 (a)(b)	250,000	253,273
Southern Power Co.
5.15%, 09/15/41	650,000	792,720
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	530,755
4.10%, 09/15/28 (a)	200,000	228,344
3.90%, 04/01/45 (a)	100,000	110,031
3.85%, 02/01/48 (a)	150,000	165,195
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	185,507
3.40%, 08/15/46 (a)	100,000	108,069
3.70%, 08/15/47 (a)	300,000	339,270
3.75%, 06/15/49 (a)	100,000	115,779
3.15%, 05/01/50 (a)	250,000	262,708

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tampa Electric Co.
4.10%, 06/15/42 (a)	50,000	58,533
4.30%, 06/15/48 (a)	550,000	675,933
3.63%, 06/15/50 (a)	200,000	224,142
Toledo Edison Co.
6.15%, 05/15/37	100,000	137,329
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	267,910
1.50%, 08/01/30 (a)	250,000	238,098
4.85%, 12/01/48 (a)	100,000	130,929
4.00%, 06/15/50 (a)	100,000	116,767
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	47,667
3.50%, 03/15/29 (a)	750,000	835,807
2.95%, 03/15/30 (a)	150,000	161,186
3.90%, 09/15/42 (a)	115,000	132,268
3.65%, 04/15/45 (a)	100,000	113,131
4.00%, 04/01/48 (a)	250,000	297,062
3.25%, 10/01/49 (a)	100,000	106,816
2.63%, 03/15/51 (a)	250,000	239,683
Virginia Electric & Power Co.
3.10%, 05/15/25 (a)	200,000	214,154
3.15%, 01/15/26 (a)	250,000	272,257
Virginia Electric and Power Co.
2.75%, 03/15/23 (a)	481,000	497,724
3.45%, 02/15/24 (a)	250,000	266,670
2.95%, 11/15/26 (a)	200,000	216,248
3.50%, 03/15/27 (a)	550,000	610,340
2.88%, 07/15/29 (a)	150,000	161,654
6.00%, 05/15/37	550,000	765,908
8.88%, 11/15/38	150,000	266,799
4.00%, 01/15/43 (a)	100,000	117,103
4.45%, 02/15/44 (a)	500,000	620,430
4.20%, 05/15/45 (a)	50,000	59,971
3.80%, 09/15/47 (a)	300,000	344,721
4.60%, 12/01/48 (a)	350,000	453,348
3.30%, 12/01/49 (a)	200,000	215,248
2.45%, 12/15/50 (a)	300,000	276,759
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	101,000	110,153
1.38%, 10/15/27 (a)	250,000	244,593
1.80%, 10/15/30 (a)	250,000	239,625
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	104,629
4.30%, 10/15/48 (a)	125,000	156,764
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	108,277
3.00%, 07/01/29 (a)	250,000	270,483
3.65%, 04/01/50 (a)	150,000	170,286
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	284,642
4.75%, 11/01/44 (a)	100,000	128,733
3.30%, 09/01/49 (a)	300,000	321,549
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	215,642
4.00%, 06/15/28 (a)	250,000	284,715
2.60%, 12/01/29 (a)	200,000	208,646
3.40%, 06/01/30 (a)	300,000	329,829
6.50%, 07/01/36	140,000	203,634
3.50%, 12/01/49 (a)	200,000	216,466
		172,447,858
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Natural Gas 0.1%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	450,000	450,198
3.00%, 06/15/27 (a)	650,000	703,241
1.50%, 01/15/31 (a)	600,000	569,322
5.50%, 06/15/41 (a)	150,000	201,813
4.15%, 01/15/43 (a)	100,000	117,453
4.13%, 10/15/44 (a)	100,000	117,950
4.30%, 10/01/48 (a)	100,000	122,032
4.13%, 03/15/49 (a)	150,000	181,052
3.38%, 09/15/49 (a)	200,000	215,774
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	56,310
1.75%, 10/01/30 (a)	200,000	192,086
5.85%, 01/15/41 (a)	250,000	343,117
4.10%, 09/01/47 (a)	200,000	231,784
Eastern Gas Transmission & Storage, Inc.
3.60%, 12/15/24 (a)	133,000	143,929
3.00%, 11/15/29 (a)	200,000	211,079
4.80%, 11/01/43 (a)	50,000	59,171
4.60%, 12/15/44 (a)	50,000	58,668
National Grid USA
5.80%, 04/01/35	150,000	187,164
NiSource, Inc.
0.95%, 08/15/25 (a)	500,000	496,425
3.49%, 05/15/27 (a)	225,000	247,723
2.95%, 09/01/29 (a)	150,000	159,035
3.60%, 05/01/30 (a)	350,000	387,768
1.70%, 02/15/31 (a)	450,000	426,591
4.80%, 02/15/44 (a)	575,000	714,087
5.65%, 02/01/45 (a)	300,000	412,068
4.38%, 05/15/47 (a)	150,000	179,636
3.95%, 03/30/48 (a)	100,000	114,412
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	106,096
2.00%, 05/15/30 (a)	250,000	247,055
4.66%, 02/01/44 (a)	200,000	245,088
4.50%, 11/01/48 (a)	100,000	120,405
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	297,378
3.64%, 11/01/46 (a)	310,000	334,952
3.35%, 06/01/50 (a)	150,000	154,869
Sempra Energy
2.88%, 10/01/22 (a)	200,000	204,846
2.90%, 02/01/23 (a)	250,000	258,943
4.05%, 12/01/23 (a)	200,000	214,588
3.55%, 06/15/24 (a)	400,000	430,620
3.75%, 11/15/25 (a)	135,000	148,460
3.25%, 06/15/27 (a)	150,000	162,807
3.40%, 02/01/28 (a)	300,000	329,817
3.80%, 02/01/38 (a)	250,000	279,207
6.00%, 10/15/39	350,000	487,469
4.00%, 02/01/48 (a)	250,000	280,995
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	53,957
2.60%, 06/15/26 (a)	300,000	319,188
2.55%, 02/01/30 (a)	350,000	362,533
5.13%, 11/15/40	50,000	65,804
3.75%, 09/15/42 (a)	250,000	281,602
4.13%, 06/01/48 (a)	150,000	180,618
4.30%, 01/15/49 (a)	300,000	375,126
3.95%, 02/15/50 (a)	150,000	178,182
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	108,593
1.75%, 01/15/31 (a)	250,000	237,703

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 06/01/43 (a)	100,000	119,421
3.95%, 10/01/46 (a)	550,000	613,470
4.40%, 05/30/47 (a)	250,000	294,800
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	250,253
4.15%, 06/01/49 (a)	250,000	286,267
Washington Gas Light Co.
3.80%, 09/15/46 (a)	55,000	62,682
3.65%, 09/15/49 (a)	250,000	281,397
		15,675,079
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	300,000	326,121
2.95%, 09/01/27 (a)	100,000	108,063
3.75%, 09/01/28 (a)	250,000	283,455
3.45%, 06/01/29 (a)	250,000	277,657
2.80%, 05/01/30 (a)	200,000	212,280
2.30%, 06/01/31 (a)	200,000	203,566
6.59%, 10/15/37	450,000	667,764
4.30%, 12/01/42 (a)	200,000	245,958
4.00%, 12/01/46 (a)	90,000	105,527
3.75%, 09/01/47 (a)	300,000	339,414
4.20%, 09/01/48 (a)	350,000	425,971
4.15%, 06/01/49 (a)	150,000	181,668
3.45%, 05/01/50 (a)	250,000	270,798
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	276,920
2.70%, 04/15/30 (a)	200,000	207,904
4.28%, 05/01/49 (a)	150,000	179,223
3.35%, 04/15/50 (a)	250,000	258,865
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	147,127
		4,718,281
		192,841,218
Total Corporates
(Cost $2,197,559,895)		2,353,644,226

Treasuries 37.6% of net assets
Bonds
7.63%, 11/15/22	2,198,000	2,422,565
7.13%, 02/15/23	1,498,000	1,666,466
6.25%, 08/15/23	2,248,000	2,533,391
7.50%, 11/15/24	1,748,000	2,158,097
7.63%, 02/15/25	1,000,000	1,252,969
6.88%, 08/15/25	1,200,000	1,500,891
6.00%, 02/15/26	1,889,000	2,334,907
6.75%, 08/15/26	1,209,000	1,563,766
6.50%, 11/15/26	1,748,000	2,257,651
6.63%, 02/15/27	1,000,000	1,309,961
6.38%, 08/15/27	1,200,000	1,579,922
6.13%, 11/15/27	2,934,000	3,844,686
5.50%, 08/15/28	1,748,000	2,261,885
5.25%, 11/15/28	2,248,000	2,886,221
5.25%, 02/15/29	1,774,000	2,287,351
6.13%, 08/15/29	1,644,000	2,259,729
6.25%, 05/15/30	3,131,000	4,417,890
5.38%, 02/15/31	4,094,000	5,566,561
4.50%, 02/15/36	2,994,000	4,109,265
4.75%, 02/15/37	1,882,000	2,671,264
5.00%, 05/15/37	1,948,000	2,838,601
4.38%, 02/15/38	2,496,000	3,435,315
4.50%, 05/15/38	2,996,000	4,183,165
3.50%, 02/15/39	3,672,000	4,592,008
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 05/15/39	4,046,000	5,535,434
4.50%, 08/15/39	3,746,000	5,279,519
4.38%, 11/15/39	4,625,000	6,432,725
4.63%, 02/15/40	4,305,000	6,177,675
1.13%, 05/15/40	15,000,000	12,956,250
4.38%, 05/15/40	4,194,000	5,859,477
1.13%, 08/15/40	18,500,000	15,921,562
3.88%, 08/15/40	5,394,000	7,091,003
1.38%, 11/15/40	23,500,000	21,115,117
4.25%, 11/15/40	4,853,000	6,693,728
1.88%, 02/15/41	26,100,000	25,563,727
4.75%, 02/15/41	4,692,000	6,880,745
2.25%, 05/15/41	16,700,000	17,381,047
4.38%, 05/15/41	4,444,000	6,242,431
3.75%, 08/15/41	4,317,000	5,607,716
3.13%, 11/15/41	4,944,000	5,893,402
3.13%, 02/15/42	5,682,000	6,780,224
3.00%, 05/15/42	3,498,000	4,095,120
2.75%, 08/15/42	5,391,000	6,075,404
2.75%, 11/15/42	7,508,000	8,455,885
3.13%, 02/15/43	7,286,000	8,705,632
2.88%, 05/15/43	10,831,000	12,456,496
3.63%, 08/15/43	8,417,000	10,838,203
3.75%, 11/15/43	8,250,000	10,830,703
3.63%, 02/15/44	9,177,000	11,861,272
3.38%, 05/15/44	8,294,000	10,342,877
3.13%, 08/15/44	8,182,000	9,820,318
3.00%, 11/15/44	8,936,000	10,521,442
2.50%, 02/15/45	9,282,000	10,044,864
3.00%, 05/15/45	5,834,000	6,880,930
2.88%, 08/15/45	9,132,000	10,559,588
3.00%, 11/15/45	3,982,000	4,708,715
2.50%, 02/15/46	10,186,000	11,037,486
2.50%, 05/15/46	9,582,000	10,382,247
2.25%, 08/15/46	11,678,000	12,076,694
2.88%, 11/15/46	9,069,000	10,524,291
3.00%, 02/15/47	9,634,000	11,443,386
3.00%, 05/15/47	7,488,000	8,902,530
2.75%, 08/15/47	11,430,000	12,998,946
2.75%, 11/15/47	12,028,000	13,689,367
3.00%, 02/15/48	13,234,000	15,771,206
3.13%, 05/15/48	14,620,000	17,829,547
3.00%, 08/15/48	15,728,000	18,776,529
3.38%, 11/15/48	15,584,000	19,895,168
3.00%, 02/15/49	17,126,000	20,500,357
2.88%, 05/15/49	17,276,000	20,229,116
2.25%, 08/15/49	17,476,000	18,104,044
2.38%, 11/15/49	14,478,000	15,415,677
2.00%, 02/15/50	18,398,000	18,076,035
1.25%, 05/15/50	21,700,000	17,721,102
1.38%, 08/15/50	24,050,000	20,275,277
1.63%, 11/15/50	24,200,000	21,732,734
1.88%, 02/15/51	26,500,000	25,293,008
2.38%, 05/15/51	17,200,000	18,366,375
Notes
0.13%, 08/31/22	23,200,000	23,204,078
1.63%, 08/31/22	10,488,000	10,672,564
1.88%, 08/31/22	1,988,000	2,028,808
1.50%, 09/15/22	10,888,000	11,069,396
0.13%, 09/30/22	20,200,000	20,199,605
1.75%, 09/30/22	15,742,000	16,061,144
1.88%, 09/30/22	8,488,000	8,673,343
1.38%, 10/15/22	11,482,000	11,665,891
0.13%, 10/31/22	22,800,000	22,794,656
1.88%, 10/31/22	9,986,000	10,216,731
2.00%, 10/31/22	13,586,000	13,921,935
1.63%, 11/15/22	22,645,000	23,105,419
0.13%, 11/30/22	22,000,000	21,991,406

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 11/30/22	17,972,000	18,441,659
1.63%, 12/15/22	12,288,000	12,550,800
0.13%, 12/31/22	21,400,000	21,386,625
2.13%, 12/31/22	19,472,000	20,042,469
1.50%, 01/15/23	12,986,000	13,251,554
0.13%, 01/31/23	20,500,000	20,483,184
1.75%, 01/31/23	8,448,000	8,658,045
2.38%, 01/31/23	10,486,000	10,849,938
1.38%, 02/15/23	8,692,000	8,860,238
2.00%, 02/15/23	13,072,000	13,456,501
0.13%, 02/28/23	21,000,000	20,977,441
1.50%, 02/28/23	6,498,000	6,639,509
2.63%, 02/28/23	5,188,000	5,398,357
0.50%, 03/15/23	9,700,000	9,750,584
0.13%, 03/31/23	21,000,000	20,970,469
1.50%, 03/31/23	9,640,000	9,858,783
2.50%, 03/31/23	8,090,000	8,413,916
0.25%, 04/15/23	12,300,000	12,308,889
0.13%, 04/30/23	21,000,000	20,963,906
1.63%, 04/30/23	7,990,000	8,194,900
2.75%, 04/30/23	8,186,000	8,564,602
0.13%, 05/15/23	11,900,000	11,878,617
1.75%, 05/15/23	15,680,000	16,125,288
0.13%, 05/31/23	21,000,000	20,956,523
1.63%, 05/31/23	7,838,000	8,046,350
2.75%, 05/31/23	7,984,000	8,368,386
0.25%, 06/15/23	13,600,000	13,603,719
0.13%, 06/30/23	21,000,000	20,949,551
1.38%, 06/30/23	5,494,000	5,618,581
2.63%, 06/30/23	8,968,000	9,393,455
0.13%, 07/15/23	15,400,000	15,362,102
1.25%, 07/31/23	6,642,000	6,779,251
2.75%, 07/31/23	5,896,000	6,201,625
0.13%, 08/15/23	14,700,000	14,657,508
2.50%, 08/15/23	12,152,000	12,726,847
1.38%, 08/31/23	4,992,000	5,111,145
2.75%, 08/31/23	7,994,000	8,420,867
0.13%, 09/15/23	15,800,000	15,744,453
1.38%, 09/30/23	6,742,000	6,905,810
2.88%, 09/30/23	11,672,000	12,347,699
0.13%, 10/15/23	13,600,000	13,543,156
1.63%, 10/31/23	9,740,000	10,037,146
2.88%, 10/31/23	7,486,000	7,931,651
0.25%, 11/15/23	16,900,000	16,874,914
2.75%, 11/15/23	18,978,000	20,069,235
2.13%, 11/30/23	10,234,000	10,676,541
2.88%, 11/30/23	6,776,000	7,191,559
0.13%, 12/15/23	14,700,000	14,624,203
2.25%, 12/31/23	7,342,000	7,689,885
2.63%, 12/31/23	10,776,000	11,386,780
0.13%, 01/15/24	14,900,000	14,812,113
2.25%, 01/31/24	8,194,000	8,592,177
2.50%, 01/31/24	10,970,000	11,574,636
0.13%, 02/15/24	21,000,000	20,867,109
2.75%, 02/15/24	16,595,000	17,627,650
2.13%, 02/29/24	8,738,000	9,143,157
2.38%, 02/29/24	7,982,000	8,403,861
0.25%, 03/15/24	18,300,000	18,229,945
2.13%, 03/31/24	16,218,000	16,982,653
0.38%, 04/15/24	14,000,000	13,984,141
2.00%, 04/30/24	7,494,000	7,828,595
2.25%, 04/30/24	12,574,000	13,222,347
0.25%, 05/15/24	18,000,000	17,905,078
2.50%, 05/15/24	18,698,000	19,810,385
2.00%, 05/31/24	12,668,000	13,241,029
0.25%, 06/15/24	20,000,000	19,880,469
1.75%, 06/30/24	10,032,000	10,420,740
2.00%, 06/30/24	8,240,000	8,619,169
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 07/31/24	12,078,000	12,554,043
2.13%, 07/31/24	8,488,000	8,917,373
2.38%, 08/15/24	21,568,000	22,838,490
1.25%, 08/31/24	12,186,000	12,474,942
1.88%, 08/31/24	9,490,000	9,901,110
1.50%, 09/30/24	12,982,000	13,397,323
2.13%, 09/30/24	7,784,000	8,189,011
1.50%, 10/31/24	12,480,000	12,880,237
2.25%, 10/31/24	9,238,000	9,762,690
2.25%, 11/15/24	21,870,000	23,124,108
1.50%, 11/30/24	14,480,000	14,943,247
2.13%, 11/30/24	8,988,000	9,468,647
1.75%, 12/31/24	11,982,000	12,471,109
2.25%, 12/31/24	8,988,000	9,513,236
1.38%, 01/31/25	11,696,000	12,019,924
2.50%, 01/31/25	8,488,000	9,065,582
2.00%, 02/15/25	18,486,000	19,411,744
1.13%, 02/28/25	10,998,000	11,200,346
2.75%, 02/28/25	7,390,000	7,964,168
0.50%, 03/31/25	14,200,000	14,131,773
2.63%, 03/31/25	4,724,000	5,074,794
0.38%, 04/30/25	9,400,000	9,299,758
2.88%, 04/30/25	10,986,000	11,915,948
2.13%, 05/15/25	19,380,400	20,463,734
0.25%, 05/31/25	14,700,000	14,456,531
2.88%, 05/31/25	9,288,000	10,084,736
0.25%, 06/30/25	16,500,000	16,208,672
2.75%, 06/30/25	8,988,000	9,721,786
0.25%, 07/31/25	16,100,000	15,796,238
2.88%, 07/31/25	10,386,000	11,292,747
2.00%, 08/15/25	22,668,000	23,857,185
0.25%, 08/31/25	17,900,000	17,544,098
2.75%, 08/31/25	9,736,000	10,545,305
0.25%, 09/30/25	18,300,000	17,916,844
3.00%, 09/30/25	8,682,000	9,505,094
0.25%, 10/31/25	18,800,000	18,383,609
3.00%, 10/31/25	9,688,000	10,614,037
2.25%, 11/15/25	20,872,000	22,209,928
0.38%, 11/30/25	20,600,000	20,232,258
2.88%, 11/30/25	10,682,000	11,655,481
0.38%, 12/31/25	20,800,000	20,405,938
2.63%, 12/31/25	8,486,000	9,174,825
0.38%, 01/31/26	20,600,000	20,191,219
2.63%, 01/31/26	9,938,000	10,751,286
1.63%, 02/15/26	18,672,000	19,356,883
0.50%, 02/28/26	21,000,000	20,685,000
2.50%, 02/28/26	9,476,000	10,204,467
0.75%, 03/31/26	21,000,000	20,909,766
2.25%, 03/31/26	10,086,000	10,750,652
0.75%, 04/30/26	21,000,000	20,896,641
2.38%, 04/30/26	7,084,000	7,596,206
1.63%, 05/15/26	17,285,000	17,919,008
0.75%, 05/31/26	19,000,000	18,895,352
2.13%, 05/31/26	8,388,000	8,897,505
0.88%, 06/30/26	21,000,000	20,994,258
1.88%, 06/30/26	7,484,000	7,849,137
1.88%, 07/31/26	9,284,000	9,739,134
1.50%, 08/15/26	18,724,000	19,284,257
1.38%, 08/31/26	6,986,000	7,151,645
1.63%, 09/30/26	7,490,000	7,760,050
1.63%, 10/31/26	7,084,000	7,337,751
2.00%, 11/15/26	17,082,000	18,027,515
1.63%, 11/30/26	7,986,000	8,269,877
1.75%, 12/31/26	8,490,000	8,848,503
1.50%, 01/31/27	7,190,000	7,391,657
2.25%, 02/15/27	16,126,000	17,238,442
1.13%, 02/28/27	4,800,000	4,834,875
0.63%, 03/31/27	8,100,000	7,925,660

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.50%, 04/30/27	9,850,000	9,554,115
2.38%, 05/15/27	19,920,000	21,448,237
0.50%, 05/31/27	10,200,000	9,876,469
0.50%, 06/30/27	11,400,000	11,029,500
0.38%, 07/31/27	14,600,000	13,997,180
2.25%, 08/15/27	17,272,000	18,474,293
0.50%, 08/31/27	12,000,000	11,573,438
0.38%, 09/30/27	16,000,000	15,290,625
0.50%, 10/31/27	15,700,000	15,097,758
2.25%, 11/15/27	15,074,000	16,126,825
0.63%, 11/30/27	16,700,000	16,168,340
0.63%, 12/31/27	19,900,000	19,240,812
0.75%, 01/31/28	20,200,000	19,668,172
2.75%, 02/15/28	20,822,000	22,946,495
1.13%, 02/29/28	18,300,000	18,249,961
1.25%, 03/31/28	18,000,000	18,075,937
1.25%, 04/30/28	19,100,000	19,167,149
2.88%, 05/15/28	21,770,000	24,188,511
1.25%, 05/31/28	18,200,000	18,249,766
1.25%, 06/30/28	22,000,000	22,039,531
2.88%, 08/15/28	22,868,000	25,433,504
3.13%, 11/15/28	22,214,000	25,131,323
2.63%, 02/15/29	21,666,000	23,761,508
2.38%, 05/15/29	18,558,000	20,029,591
1.63%, 08/15/29	15,666,000	16,025,828
1.75%, 11/15/29	12,266,000	12,663,687
1.50%, 02/15/30	22,298,000	22,522,722
0.63%, 05/15/30	30,700,000	28,702,102
0.63%, 08/15/30	38,400,000	35,787,000
0.88%, 11/15/30	45,100,000	42,901,375
1.13%, 02/15/31	46,100,000	44,771,024
1.63%, 05/15/31	31,500,000	31,994,649
Total Treasuries
(Cost $3,278,513,741)		3,375,063,148

Government Related 6.0% of net assets

Agency 2.4%
Foreign 0.9%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	500,000	508,475
2.88%, 03/13/23	850,000	887,298
1.50%, 02/12/25	700,000	720,230
0.38%, 09/17/25	500,000	491,040
0.50%, 02/02/26	500,000	491,575
		3,098,618
Canada 0.0%
Export Development Canada
2.00%, 05/17/22	250,000	254,043
1.75%, 07/18/22	750,000	762,292
2.50%, 01/24/23	600,000	621,030
1.38%, 02/24/23	800,000	815,104
2.75%, 03/15/23	450,000	468,972
2.63%, 02/21/24	740,000	781,943
		3,703,384
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.96%, 11/08/22	250,000	257,310
3.54%, 11/08/27	250,000	277,153
		534,463
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Colombia 0.1%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	542,075
4.13%, 01/16/25	777,000	819,230
5.38%, 06/26/26 (a)	728,000	803,406
6.88%, 04/29/30 (a)	1,050,000	1,267,823
7.38%, 09/18/43	350,000	432,306
5.88%, 05/28/45	650,000	695,994
		4,560,834
Germany 0.4%
FMS Wertmanagement
2.00%, 08/01/22 (i)	700,000	713,237
2.75%, 03/06/23 (i)	275,000	286,429
2.75%, 01/30/24 (i)	700,000	741,139
Kreditanstalt fuer Wiederaufbau
3.13%, 12/15/21 (i)	1,500,000	1,520,490
2.63%, 01/25/22 (i)	1,250,000	1,267,775
2.50%, 02/15/22 (i)	1,600,000	1,623,600
2.13%, 06/15/22 (i)	1,250,000	1,273,637
1.75%, 08/22/22 (i)	250,000	254,528
2.00%, 09/29/22 (i)	2,500,000	2,556,125
2.00%, 10/04/22 (i)	750,000	767,100
2.38%, 12/29/22 (i)	1,700,000	1,754,808
2.13%, 01/17/23 (i)	1,050,000	1,080,702
1.63%, 02/15/23 (i)	1,700,000	1,738,335
2.63%, 02/28/24 (i)	1,500,000	1,586,595
0.25%, 03/08/24 (i)	1,500,000	1,492,455
1.38%, 08/05/24 (i)	1,400,000	1,436,106
2.50%, 11/20/24 (i)	2,200,000	2,339,568
0.38%, 07/18/25 (i)	1,500,000	1,479,945
0.63%, 01/22/26 (i)	1,250,000	1,238,437
2.88%, 04/03/28 (i)	1,100,000	1,219,064
1.75%, 09/14/29 (i)	700,000	721,665
0.75%, 09/30/30 (i)	500,000	469,835
0.00%, 06/29/37 (i)(j)	800,000	590,808
Landwirtschaftliche Rentenbank
3.13%, 11/14/23 (i)	550,000	585,299
2.00%, 01/13/25 (i)	1,150,000	1,203,130
2.38%, 06/10/25 (i)	600,000	637,992
1.75%, 07/27/26 (i)	500,000	519,880
2.50%, 11/15/27 (i)	500,000	540,640
0.88%, 09/03/30 (i)	750,000	709,680
		32,349,004
Japan 0.2%
Japan Bank for International Cooperation
2.50%, 06/01/22	250,000	255,170
2.38%, 07/21/22	1,500,000	1,533,690
2.38%, 11/16/22	2,300,000	2,365,205
1.75%, 01/23/23	500,000	511,135
0.63%, 05/22/23	500,000	502,565
3.25%, 07/20/23	800,000	845,536
3.38%, 10/31/23	350,000	373,355
2.50%, 05/23/24	1,150,000	1,212,364
1.75%, 10/17/24	300,000	310,101
2.50%, 05/28/25	200,000	212,488
0.63%, 07/15/25	700,000	692,202
1.88%, 07/21/26	350,000	362,989
2.25%, 11/04/26	1,400,000	1,477,742
2.88%, 06/01/27	1,400,000	1,527,680
2.88%, 07/21/27	650,000	709,488
2.75%, 11/16/27	700,000	760,375
3.25%, 07/20/28	400,000	448,876
3.50%, 10/31/28	350,000	399,700

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 10/17/29	700,000	724,843
1.25%, 01/21/31	250,000	241,138
1.88%, 04/15/31	800,000	814,792
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	209,962
2.75%, 04/27/27	200,000	216,526
1.00%, 07/22/30	370,000	350,449
1.75%, 04/28/31	350,000	352,240
		17,410,611
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	500,000	508,020
2.45%, 01/17/23	450,000	464,517
2.65%, 01/15/24	450,000	473,157
3.70%, 03/01/24	550,000	594,632
3.25%, 11/10/24	150,000	162,360
2.88%, 04/06/25 (a)	450,000	480,942
1.75%, 01/22/26 (a)	450,000	463,716
3.00%, 04/06/27 (a)	150,000	162,965
7.25%, 09/23/27	50,000	66,494
3.63%, 09/10/28 (a)	250,000	281,315
3.13%, 04/06/30 (a)	750,000	817,710
2.38%, 05/22/30 (a)	250,000	258,067
3.63%, 04/06/40 (a)	150,000	170,858
4.25%, 11/23/41	900,000	1,096,920
3.95%, 05/15/43	100,000	117,189
4.80%, 11/08/43	210,000	274,180
3.25%, 11/18/49 (a)	300,000	318,357
3.70%, 04/06/50 (a)	450,000	518,098
		7,229,497
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 06/25/24	200,000	210,732
2.88%, 01/21/25	1,200,000	1,278,504
1.88%, 02/12/25	200,000	206,090
3.25%, 11/10/25	1,450,000	1,586,024
2.63%, 05/26/26	250,000	268,028
3.25%, 08/12/26	200,000	220,890
2.38%, 04/21/27	250,000	264,463
1.25%, 09/21/30	700,000	668,493
Korea Development Bank
3.38%, 03/12/23	200,000	209,748
2.75%, 03/19/23	200,000	207,762
3.75%, 01/22/24	300,000	324,381
0.40%, 03/09/24	200,000	199,156
2.13%, 10/01/24	550,000	577,142
3.38%, 09/16/25	500,000	548,435
0.80%, 07/19/26	400,000	393,792
1.00%, 09/09/26	250,000	248,510
2.00%, 09/12/26	350,000	365,351
1.63%, 01/19/31	1,000,000	984,210
		8,761,711
Sweden 0.0%
Svensk Exportkredit AB
2.00%, 08/30/22	550,000	561,308
1.63%, 11/14/22	400,000	407,548
2.88%, 03/14/23	200,000	208,732
0.75%, 04/06/23	200,000	201,448
1.75%, 12/12/23	500,000	515,695
0.38%, 03/11/24	500,000	498,155
0.38%, 07/30/24	350,000	347,652
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 05/14/25	500,000	496,940
0.50%, 08/26/25	300,000	295,932
		3,533,410
		81,181,532
U.S. 1.5%
Fannie Mae
1.38%, 09/06/22	7,000,000	7,102,760
2.38%, 01/19/23	3,000,000	3,100,560
0.25%, 05/22/23	4,000,000	4,002,440
0.25%, 07/10/23	7,000,000	7,000,350
2.88%, 09/12/23	3,000,000	3,170,940
0.25%, 11/27/23	2,000,000	1,997,200
2.50%, 02/05/24	6,000,000	6,328,740
1.63%, 01/07/25	1,000,000	1,036,080
0.50%, 06/17/25	2,500,000	2,481,650
0.38%, 08/25/25	3,500,000	3,451,070
0.50%, 11/07/25	4,000,000	3,957,040
2.13%, 04/24/26	6,000,000	6,360,600
0.75%, 10/08/27	3,000,000	2,930,880
7.13%, 01/15/30	527,000	769,077
7.25%, 05/15/30	1,000,000	1,484,930
0.88%, 08/05/30	1,000,000	948,240
6.63%, 11/15/30	2,700,000	3,908,925
5.63%, 07/15/37	1,500,000	2,280,330
Federal Farm Credit Banks Funding Corp.
0.13%, 06/14/23	1,000,000	997,420
0.20%, 10/02/23	1,000,000	997,290
0.25%, 02/26/24	800,000	796,872
Federal Home Loan Bank
0.13%, 08/12/22	1,000,000	1,000,020
1.88%, 12/09/22	2,000,000	2,049,180
1.38%, 02/17/23	1,000,000	1,019,040
2.13%, 03/10/23	250,000	257,930
0.13%, 03/17/23	500,000	499,270
2.50%, 02/13/24	1,600,000	1,690,368
2.88%, 06/14/24	1,075,000	1,150,229
1.50%, 08/15/24	2,000,000	2,064,260
5.38%, 08/15/24	1,750,000	2,013,445
0.50%, 06/13/25	2,000,000	1,982,920
0.38%, 09/04/25	1,000,000	986,160
3.25%, 11/16/28	5,000,000	5,685,200
5.50%, 07/15/36	400,000	589,720
Freddie Mac
0.38%, 04/20/23	2,000,000	2,005,680
2.75%, 06/19/23	2,500,000	2,623,050
0.25%, 06/26/23	4,000,000	4,000,160
0.25%, 08/24/23	6,000,000	5,998,920
0.25%, 09/08/23	3,000,000	2,997,930
0.13%, 10/16/23	3,000,000	2,990,010
0.25%, 11/06/23	2,500,000	2,497,500
0.25%, 12/04/23	3,000,000	2,995,230
1.50%, 02/12/25	5,000,000	5,159,750
0.38%, 07/21/25	3,000,000	2,959,380
0.38%, 09/23/25	3,000,000	2,955,900
6.75%, 09/15/29	500,000	719,270
6.75%, 03/15/31	1,564,000	2,300,581
6.25%, 07/15/32	700,000	1,029,777
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,147,820
6.75%, 11/01/25	488,000	611,562
2.88%, 02/01/27	500,000	547,975

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 09/15/39	750,000	1,074,930
4.63%, 09/15/60	100,000	147,613
		131,854,174
		213,035,706

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	1,160,000	1,407,486
Province of Alberta
2.20%, 07/26/22	250,000	255,208
3.35%, 11/01/23	646,000	689,321
2.95%, 01/23/24	500,000	530,970
1.88%, 11/13/24	700,000	727,573
1.00%, 05/20/25	200,000	201,394
3.30%, 03/15/28	1,450,000	1,623,159
1.30%, 07/22/30	850,000	817,453
Province of British Columbia
2.00%, 10/23/22	650,000	665,132
1.75%, 09/27/24	500,000	518,315
2.25%, 06/02/26	500,000	529,855
1.30%, 01/29/31	500,000	485,285
Province of Manitoba
2.60%, 04/16/24	250,000	263,933
3.05%, 05/14/24	250,000	267,143
2.13%, 06/22/26	750,000	787,147
Province of New Brunswick
2.50%, 12/12/22	250,000	257,295
3.63%, 02/24/28	450,000	514,656
Province of Ontario
1.75%, 01/24/23	1,200,000	1,227,300
3.40%, 10/17/23	1,050,000	1,120,759
3.05%, 01/29/24	1,200,000	1,278,204
3.20%, 05/16/24	850,000	913,308
0.63%, 01/21/26	250,000	246,605
2.50%, 04/27/26	500,000	534,915
2.30%, 06/15/26	550,000	583,027
1.05%, 05/21/27	400,000	395,500
2.00%, 10/02/29	400,000	413,364
1.13%, 10/07/30	500,000	475,620
1.60%, 02/25/31	900,000	888,705
Province of Quebec
2.63%, 02/13/23	350,000	363,195
7.50%, 07/15/23	150,000	170,987
7.13%, 02/09/24	800,000	932,912
2.50%, 04/09/24	200,000	210,838
2.88%, 10/16/24	700,000	750,659
1.50%, 02/11/25	900,000	925,038
0.60%, 07/23/25	1,150,000	1,140,650
2.50%, 04/20/26	300,000	321,357
2.75%, 04/12/27	500,000	542,860
7.50%, 09/15/29	818,000	1,177,838
1.35%, 05/28/30	400,000	391,396
		25,546,362
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	170,747
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	296,846
Security Rate, Maturity Date	Face Amount ($)	Value ($)
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	495,000	702,177
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	458,392
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	750,000	1,215,559
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	500,000	873,857
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	600,000	1,061,154
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,250,000	1,967,481
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,400,000	2,377,403
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	950,000	1,517,729
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	865,000	1,384,471
GO Bonds
7.60%, 11/01/40	300,000	522,402
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	115,903
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	227,639
Series C
4.47%, 01/01/49	150,000	195,851
Series C
4.57%, 01/01/54	50,000	67,000
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	445,000	626,973
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	200,000	281,604
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	127,927
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	301,651
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	214,236
RB Series 2012
4.43%, 02/01/42	200,000	250,604
2.91%, 02/01/48 (a)	125,000	125,003
City of San Francisco CA Public Utilities Commission Water Revenue
Series A
3.30%, 11/01/39 (a)	250,000	269,388
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	247,752
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	650,000	644,059
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	252,812
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	491,693
Series D
2.66%, 09/01/39	145,000	153,565

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	139,575
Series D
2.81%, 09/01/43	150,000	158,201
Series H
2.90%, 09/01/49	300,000	316,154
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	281,001
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	930,973
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	549,839
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	50,000	68,209
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	161,133
Dallas Area Rapid Transit
Series B
6.00%, 12/01/44	300,000	456,498
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	352,261
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	206,096
Dallas Fort Worth International Airport
Series A
2.99%, 11/01/38	150,000	158,423
Series C
3.09%, 11/01/40 (a)	160,000	166,680
Series A
3.14%, 11/01/45	20,000	21,187
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	363,736
District of Columbia
Series E
5.59%, 12/01/34	350,000	453,353
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	263,494
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/40	50,000	72,939
Florida State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21 (a)	100,000	100,006
Series A
1.26%, 07/01/25	350,000	353,192
Series A
1.71%, 07/01/27	350,000	356,571
Series A
2.15%, 07/01/30	350,000	355,775
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	100,000	106,978
Series A
3.92%, 01/15/53 (a)	100,000	106,386
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	243,000	370,266
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	274,062
Series B
3.24%, 10/01/52 (a)	300,000	311,301
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	280,000	297,246
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,395,000	2,820,041
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	150,000	187,418
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	125,000	157,958
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	150,000	191,478
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	113,320
Series B
4.53%, 01/01/35	200,000	247,557
Los Angeles Community College District
GO Bonds Series 2020
1.61%, 08/01/28	125,000	127,039
GO Bonds Series 2020
1.81%, 08/01/30	200,000	201,483
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	355,586
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	146,912
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	406,092
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	376,951
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	304,404
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	647,561
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	103,902
RB Series D
3.20%, 07/01/50	100,000	102,458
Massachusetts School Building Authority
RB Series B
1.75%, 08/15/30	500,000	501,115
RB Series B
3.40%, 10/15/40 (a)	100,000	106,886
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	890,444
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	570,789
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	945,971
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	351,403
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	384,947

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	249,785
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	92,485
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	148,000	228,417
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	665,395
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,062,420
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	74,586
RB Series 2019B
4.13%, 06/15/42	250,000	285,855
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	822,692
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	850,000	1,361,254
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	602,773
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	446,043
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	384,702
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	388,512
New York State Dormitory Authority
Series F
3.11%, 02/15/39	200,000	216,156
RB Series 2009F
5.63%, 03/15/39	200,000	262,587
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	270,454
Series B
3.14%, 07/01/43	200,000	208,074
New York State Thruway Authority
Series M
2.90%, 01/01/35	150,000	160,287
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	230,944
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	579,246
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	879,963
Series A
3.80%, 12/01/46	75,000	89,360
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	102,805
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	604,970
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	602,455
Port Authority of New York & New Jersey
RB Series AAA
1.09%, 07/01/23	300,000	303,950
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	336,634
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	280,528
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	268,004
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	907,572
Consolidated Bonds 174th Series
4.46%, 10/01/62	1,150,000	1,512,198
Regents of the University of California Medical Center Pooled Revenue
Series H
6.55%, 05/15/48	100,000	155,037
Series F
6.58%, 05/15/49	200,000	310,162
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	317,242
Rutgers The State University of New Jersey
Series R
3.27%, 05/01/43	100,000	106,526
Series P
3.92%, 05/01/19 (a)	150,000	168,963
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	200,000	219,010
RB Series B
3.82%, 01/01/48	250,000	278,740
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	99,674
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	455,409
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	522,042
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,307,916
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	188,062
State of California
2.38%, 10/01/26	175,000	186,035
7.63%, 03/01/40	100,000	167,980
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	175,084
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	1,085,722
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	670,334
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	250,000	280,623

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	160,736
2.47%, 10/01/44 (a)	350,000	345,497
University of California
RB Series 2019BD
3.35%, 07/01/29	200,000	225,946
RB Series BG
1.61%, 05/15/30 (a)	250,000	247,116
RB Series 2013AJ
4.60%, 05/15/31	250,000	296,233
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	419,025
RB Series AS
5.95%, 05/15/45	250,000	354,247
RB Series BJ
3.07%, 05/15/51 (a)	500,000	505,780
RB Series AD
4.86%, 05/15/12	500,000	710,592
RB Series 2015AQ
4.77%, 05/15/15	300,000	421,929
University of Michigan
Series B
2.44%, 04/01/40 (a)	250,000	252,449
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	261,353
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	66,561
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	350,000	324,688
Series C
4.18%, 09/01/17 (a)	150,000	189,578
Utah
GO (Build America Bonds) Series D
4.55%, 07/01/24	275,000	291,321
GO (Build America Bonds) Series B
3.54%, 07/01/25	525,000	559,869
Westchester County Local Development Corp.
RB, Series 2020
3.85%, 11/01/50 (a)	250,000	263,148
Wisconsin
RB Series A
5.70%, 05/01/26	575,000	661,500
		62,868,363
		88,414,725

Sovereign 1.2%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	750,000	768,157
1.63%, 01/22/25	1,050,000	1,086,393
0.75%, 05/19/26	250,000	248,513
		2,103,063
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	350,000	358,778
3.13%, 03/27/25	200,000	215,276
3.13%, 01/21/26	400,000	433,688
3.24%, 02/06/28 (a)	750,000	817,328
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.45%, 01/31/31 (a)	600,000	611,958
2.55%, 01/27/32 (a)	600,000	614,178
3.10%, 05/07/41 (a)	400,000	402,376
3.63%, 10/30/42	100,000	106,598
3.86%, 06/21/47	450,000	497,115
3.50%, 01/25/50 (a)	850,000	894,659
3.10%, 01/22/61 (a)	400,000	383,552
		5,335,506
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	300,000	306,903
4.00%, 02/26/24 (a)	700,000	742,567
8.13%, 05/21/24	300,000	355,617
4.50%, 01/28/26 (a)	400,000	437,472
3.88%, 04/25/27 (a)	1,050,000	1,116,139
4.50%, 03/15/29 (a)	600,000	655,302
3.00%, 01/30/30 (a)	500,000	490,600
3.13%, 04/15/31 (a)	950,000	930,449
10.38%, 01/28/33	100,000	149,796
7.38%, 09/18/37	550,000	724,916
6.13%, 01/18/41	950,000	1,126,576
4.13%, 02/22/42 (a)	350,000	340,631
5.63%, 02/26/44 (a)	1,050,000	1,190,532
5.00%, 06/15/45 (a)	1,300,000	1,383,954
5.20%, 05/15/49 (a)	900,000	985,878
4.13%, 05/15/51 (a)	500,000	475,005
3.88%, 02/15/61 (a)	650,000	582,472
		11,994,809
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	600,000	648,954
5.75%, 11/22/23	800,000	899,072
5.38%, 03/25/24	500,000	564,420
7.63%, 03/29/41	550,000	903,529
		3,015,975
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	750,000	778,350
4.45%, 02/11/24	250,000	274,190
3.50%, 01/11/28	250,000	273,453
4.10%, 04/24/28	700,000	792,729
4.75%, 02/11/29	600,000	706,104
3.40%, 09/18/29	400,000	433,300
2.85%, 02/14/30	400,000	415,800
3.85%, 10/15/30	750,000	836,587
1.85%, 03/12/31	400,000	392,024
4.35%, 01/11/48	700,000	796,516
5.35%, 02/11/49	500,000	650,940
3.70%, 10/30/49	200,000	210,118
3.50%, 02/14/50	450,000	467,649
4.20%, 10/15/50	550,000	627,495
4.45%, 04/15/70	300,000	355,260
		8,010,515
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	207,354
3.15%, 06/30/23	450,000	474,655
2.88%, 03/16/26	300,000	324,057
3.25%, 01/17/28	300,000	330,894
2.50%, 01/15/30	500,000	524,975
2.75%, 07/03/30	900,000	963,270

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 01/30/43	700,000	874,678
4.13%, 01/17/48	250,000	301,868
3.38%, 01/15/50	850,000	911,149
3.88%, 07/03/50	650,000	753,844
4.50%, 04/03/20	300,000	379,965
		6,046,709
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,132,740
2.38%, 10/17/24	1,700,000	1,768,476
2.88%, 10/17/29	700,000	729,484
5.38%, 06/15/33	754,000	951,246
4.00%, 10/17/49	950,000	1,046,396
Republic of Italy Government International Bond
1.25%, 02/17/26	500,000	493,615
3.88%, 05/06/51	550,000	593,489
		6,715,446
Mexico 0.3%
Mexico Government International Bond
8.00%, 09/24/22	100,000	110,358
4.00%, 10/02/23	216,000	234,185
3.60%, 01/30/25	450,000	494,550
3.90%, 04/27/25 (a)	400,000	444,072
4.13%, 01/21/26	700,000	790,356
4.15%, 03/28/27	1,000,000	1,132,580
3.75%, 01/11/28	1,050,000	1,147,849
4.50%, 04/22/29	1,150,000	1,302,950
3.25%, 04/16/30 (a)	1,200,000	1,242,300
2.66%, 05/24/31 (a)	1,050,000	1,027,667
8.30%, 08/15/31	150,000	223,932
4.75%, 04/27/32 (a)	850,000	974,211
7.50%, 04/08/33	250,000	352,505
6.75%, 09/27/34	750,000	999,720
6.05%, 01/11/40	1,050,000	1,320,364
4.28%, 08/14/41 (a)	750,000	789,405
4.75%, 03/08/44	1,350,000	1,496,097
5.55%, 01/21/45	950,000	1,149,785
4.60%, 01/23/46	1,000,000	1,078,000
4.35%, 01/15/47	600,000	627,942
4.60%, 02/10/48	950,000	1,022,989
4.50%, 01/31/50 (a)	1,025,000	1,092,947
5.00%, 04/27/51 (a)	850,000	968,728
3.77%, 05/24/61 (a)	1,050,000	980,112
5.75%, 10/12/10	850,000	1,016,243
		22,019,847
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	450,000	490,739
3.75%, 03/16/25 (a)	500,000	544,410
7.13%, 01/29/26	350,000	434,756
8.88%, 09/30/27	150,000	207,720
3.88%, 03/17/28 (a)	400,000	440,436
9.38%, 04/01/29	600,000	890,406
3.16%, 01/23/30 (a)	600,000	629,676
2.25%, 09/29/32 (a)	1,150,000	1,105,966
6.70%, 01/26/36	900,000	1,225,728
4.50%, 05/15/47	500,000	569,220
4.50%, 04/16/50 (a)	750,000	854,685
4.30%, 04/29/53	400,000	444,248
4.50%, 04/01/56 (a)	750,000	852,922
3.87%, 07/23/60 (a)	825,000	845,122
		9,536,034
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	750,000	921,045
2.39%, 01/23/26 (a)	150,000	155,009
4.13%, 08/25/27	750,000	840,990
2.84%, 06/20/30	650,000	670,416
2.78%, 01/23/31 (a)	1,150,000	1,172,298
1.86%, 12/01/32 (a)	450,000	419,459
8.75%, 11/21/33	450,000	707,224
6.55%, 03/14/37	550,000	757,993
3.30%, 03/11/41 (a)	400,000	405,348
5.63%, 11/18/50	900,000	1,241,550
3.55%, 03/10/51 (a)	400,000	416,216
2.78%, 12/01/60 (a)	450,000	401,549
3.23%, 07/28/21 (a)	450,000	397,143
		8,506,240
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	602,415
9.50%, 10/21/24	500,000	644,950
10.63%, 03/16/25	250,000	340,360
5.50%, 03/30/26	400,000	484,628
3.00%, 02/01/28	850,000	918,603
3.75%, 01/14/29	600,000	681,810
9.50%, 02/02/30	650,000	1,030,126
2.46%, 05/05/30	700,000	729,750
7.75%, 01/14/31	550,000	813,291
1.65%, 06/10/31 (e)	200,000	193,382
6.38%, 01/15/32	350,000	481,772
6.38%, 10/23/34	700,000	988,526
5.00%, 01/13/37	400,000	504,296
3.95%, 01/20/40	1,100,000	1,223,926
3.70%, 03/01/41	250,000	270,390
3.70%, 02/02/42	1,100,000	1,189,408
2.95%, 05/05/45	200,000	193,546
2.65%, 12/10/45	500,000	463,335
		11,754,514
Poland 0.0%
Poland Government International Bond
3.00%, 03/17/23	850,000	888,607
4.00%, 01/22/24	800,000	871,352
3.25%, 04/06/26	644,000	710,706
		2,470,665
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	300,000	322,161
2.75%, 01/19/27	450,000	486,585
3.50%, 09/20/28	200,000	226,132
2.50%, 06/19/29	550,000	586,311
1.00%, 09/16/30	200,000	189,632
4.13%, 06/10/44	400,000	511,292
3.88%, 09/20/48	200,000	253,766
		2,575,879
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	233,333	250,306
4.50%, 08/14/24	150,000	163,058
4.38%, 10/27/27	500,000	576,050
4.38%, 01/23/31 (a)	950,000	1,109,296
7.63%, 03/21/36	700,000	1,070,594
4.13%, 11/20/45	250,000	295,612

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.10%, 06/18/50	1,150,000	1,509,927
4.98%, 04/20/55	900,000	1,165,320
		6,140,163
		106,225,365

Supranational* 1.4%
African Development Bank
2.38%, 09/23/21	800,000	804,048
0.50%, 04/22/22	200,000	200,564
1.63%, 09/16/22	350,000	355,971
2.13%, 11/16/22	1,500,000	1,539,435
0.75%, 04/03/23	950,000	957,638
3.00%, 09/20/23	300,000	317,418
Asian Development Bank
2.00%, 02/16/22	1,000,000	1,011,670
0.63%, 04/07/22	1,500,000	1,505,730
1.88%, 07/19/22	650,000	661,628
1.75%, 09/13/22	2,175,000	2,215,498
1.63%, 01/24/23	750,000	766,357
2.75%, 03/17/23	900,000	938,187
0.25%, 07/14/23	750,000	749,145
0.25%, 10/06/23	750,000	748,125
2.63%, 01/30/24	645,000	681,372
1.50%, 10/18/24	1,350,000	1,390,338
2.00%, 01/22/25	1,650,000	1,728,424
0.63%, 04/29/25	1,050,000	1,046,745
0.38%, 09/03/25	750,000	738,090
0.50%, 02/04/26	1,050,000	1,033,252
1.00%, 04/14/26	500,000	502,810
2.00%, 04/24/26	500,000	525,890
2.63%, 01/12/27	1,000,000	1,085,450
2.50%, 11/02/27	1,188,000	1,284,454
2.75%, 01/19/28	250,000	274,423
5.82%, 06/16/28	300,000	390,183
1.75%, 09/19/29	1,150,000	1,182,648
1.88%, 01/24/30	1,000,000	1,036,540
0.75%, 10/08/30	1,150,000	1,077,285
Asian Infrastructure Investment Bank
0.25%, 09/29/23	500,000	499,040
2.25%, 05/16/24	950,000	996,844
0.50%, 05/28/25	950,000	940,680
0.50%, 01/27/26	1,500,000	1,475,100
Corp. Andina de Fomento
3.25%, 02/11/22	600,000	610,572
4.38%, 06/15/22	550,000	570,163
2.38%, 05/12/23	400,000	412,432
3.75%, 11/23/23	250,000	266,818
1.63%, 09/23/25	500,000	505,075
Council of Europe Development Bank
1.75%, 09/26/22	650,000	662,402
0.25%, 06/10/23	200,000	199,904
0.25%, 10/20/23	200,000	199,484
2.50%, 02/27/24	315,000	332,001
1.38%, 02/27/25	350,000	358,761
European Bank for Reconstruction & Development
1.88%, 07/15/21	500,000	500,340
2.75%, 03/07/23	475,000	494,755
0.25%, 07/10/23	500,000	499,435
1.63%, 09/27/24	300,000	309,918
0.50%, 05/19/25	650,000	644,508
0.50%, 11/25/25	950,000	937,070
0.50%, 01/28/26	500,000	492,135
European Investment Bank
2.25%, 03/15/22	1,500,000	1,522,380
2.63%, 05/20/22	1,175,000	1,200,850
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 06/15/22	1,650,000	1,685,079
2.25%, 08/15/22	470,000	480,909
1.38%, 09/06/22	900,000	912,708
2.50%, 03/15/23	2,050,000	2,127,982
1.38%, 05/15/23	1,000,000	1,020,490
2.88%, 08/15/23	1,400,000	1,475,236
0.25%, 09/15/23	1,250,000	1,247,500
3.13%, 12/14/23	1,550,000	1,653,447
3.25%, 01/29/24	1,650,000	1,769,377
2.63%, 03/15/24	1,600,000	1,693,696
2.25%, 06/24/24	450,000	473,270
2.50%, 10/15/24	500,000	531,445
1.88%, 02/10/25	1,100,000	1,148,499
1.63%, 03/14/25	1,300,000	1,345,708
0.63%, 07/25/25	900,000	896,517
0.38%, 03/26/26	1,450,000	1,417,636
2.13%, 04/13/26	650,000	688,220
2.38%, 05/24/27	367,000	394,026
1.63%, 10/09/29	500,000	510,745
0.88%, 05/17/30	255,000	243,357
0.75%, 09/23/30	500,000	469,425
1.25%, 02/14/31	2,000,000	1,957,020
1.63%, 05/13/31	500,000	505,805
4.88%, 02/15/36	750,000	1,036,425
Inter-American Development Bank
1.25%, 09/14/21	800,000	801,816
1.75%, 04/14/22	1,100,000	1,113,948
1.75%, 09/14/22	1,000,000	1,018,880
2.50%, 01/18/23	1,250,000	1,293,875
0.50%, 05/24/23	1,300,000	1,305,811
3.00%, 10/04/23	850,000	900,260
0.25%, 11/15/23	750,000	747,765
2.63%, 01/16/24	1,150,000	1,213,986
3.00%, 02/21/24	700,000	746,816
2.13%, 01/15/25	1,100,000	1,155,990
1.75%, 03/14/25	1,350,000	1,402,974
0.88%, 04/03/25	650,000	654,205
0.63%, 07/15/25	600,000	597,588
0.88%, 04/20/26	250,000	249,943
2.00%, 06/02/26	550,000	578,452
2.00%, 07/23/26	500,000	525,830
2.38%, 07/07/27	1,200,000	1,287,036
0.63%, 09/16/27	750,000	726,585
3.13%, 09/18/28	1,700,000	1,912,772
2.25%, 06/18/29	1,400,000	1,489,950
1.13%, 01/13/31	250,000	241,668
3.88%, 10/28/41	150,000	191,670
3.20%, 08/07/42	200,000	231,310
4.38%, 01/24/44	600,000	825,024
International Bank for Reconstruction & Development
1.38%, 09/20/21	250,000	250,700
2.13%, 07/01/22	1,750,000	1,784,265
1.88%, 10/07/22	2,250,000	2,298,195
7.63%, 01/19/23	500,000	557,000
0.13%, 04/20/23	1,000,000	997,680
1.88%, 06/19/23	350,000	360,917
3.00%, 09/27/23	1,560,000	1,651,494
2.50%, 03/19/24	1,450,000	1,530,098
1.50%, 08/28/24	1,700,000	1,750,864
2.50%, 11/25/24	1,300,000	1,382,966
1.63%, 01/15/25	1,200,000	1,241,520
0.75%, 03/11/25	1,250,000	1,253,387
0.63%, 04/22/25	2,500,000	2,494,075
0.38%, 07/28/25	150,000	147,873
2.50%, 07/29/25	1,750,000	1,874,180
0.50%, 10/28/25	1,000,000	988,020
3.13%, 11/20/25	450,000	495,459

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 07/15/26	750,000	748,440
1.88%, 10/27/26	250,000	261,248
2.50%, 11/22/27	200,000	216,582
0.75%, 11/24/27	1,750,000	1,705,130
1.38%, 04/20/28	1,500,000	1,513,515
1.75%, 10/23/29	950,000	977,645
0.88%, 05/14/30	2,050,000	1,955,577
0.75%, 08/26/30	1,000,000	938,910
1.25%, 02/10/31	1,000,000	977,310
4.75%, 02/15/35	450,000	602,514
International Finance Corp.
1.13%, 07/20/21	650,000	650,318
2.00%, 10/24/22	850,000	870,009
0.50%, 03/20/23	200,000	200,882
2.88%, 07/31/23	500,000	526,410
1.38%, 10/16/24	750,000	769,095
0.75%, 08/27/30	750,000	704,325
Nordic Investment Bank
2.25%, 09/30/21	750,000	753,870
2.13%, 02/01/22	250,000	252,860
1.38%, 10/17/22	200,000	202,982
0.38%, 05/19/23	400,000	400,688
2.88%, 07/19/23	450,000	473,144
2.25%, 05/21/24	200,000	209,988
0.38%, 09/11/25	400,000	393,228
0.50%, 01/21/26	250,000	246,170
		125,888,194
Total Government Related
(Cost $514,340,924)		533,563,990

Securitized 29.7% of net assets

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4, ABS
1.92%, 01/15/25 (a)	2,000,000	2,047,354
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	2,000,000	2,028,802
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	548,151
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	656,103	660,043
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,151,933
		7,436,283
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2019-3, Class A, ABS
2.00%, 04/15/25 (a)	630,000	643,447
Series 2018-2, Class A
3.01%, 10/15/25 (a)	5,200,000	5,440,458
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6
2.29%, 07/15/25 (a)	1,300,000	1,332,318
Series 2019-A3, Class A3, ABS
2.06%, 08/15/28 (a)	2,000,000	2,097,385
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	5,004,351
Discover Card Execution Note Trust
Series 2018-A5, Class A5
3.32%, 03/15/24 (a)	585,000	588,748
Series 2017-A2, Class A2
2.39%, 07/15/24 (a)	1,363,000	1,379,112
Series 2018-A1, Class A1
3.03%, 08/15/25 (a)	2,100,000	2,194,008
		18,679,827
		26,116,110

Commercial Mortgage-Backed Securities 2.1%
BANK
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	665,808
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	1,112,378
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	1,105,836
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	874,942
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	724,661
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,315,636
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	2,045,604
Benchmark 2019-B13 Mortgage Trust
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,000,000	2,149,934
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,983,378
Benchmark 2020-B16 Mortgage Trust
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	1,137,686
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,838,243
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,935,745
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,897,958
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,871,587
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	4,026,477
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	1,078,598
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	615,000	659,186
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	1,076,566
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	227,640

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,675,627
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	651,021
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	555,416
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	6,167,701
COMM Mortgage Trust
Series 2012-LC4, Class A4
3.29%, 12/10/44 (a)	252,941	254,491
Series 2012-CR3, Class A3
2.82%, 10/15/45 (a)	254,249	258,850
Series 2013-CR6, Class A4
3.10%, 03/10/46 (a)	4,950,000	5,123,242
Series 2014-CR14, Class A3
3.96%, 02/10/47 (a)	240,000	255,989
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	328,442	340,457
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	430,781
Series 2014-CR18, Class A4
3.55%, 07/15/47 (a)	424,583	447,434
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	257,746	269,510
Series 2014-UBS4, Class A5
3.69%, 08/10/47 (a)	1,850,000	1,990,417
Series 2014-CR20, Class A3
3.33%, 11/10/47 (a)	1,890,543	2,000,042
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	173,605	185,679
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	807,828
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	437,819
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	483,249
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,976,784
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	110,085
Series 2015-PC1, Class ASB
3.61%, 07/10/50 (a)	1,728,766	1,816,326
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	546,111
Series 2013-CR11, Class A3
3.98%, 08/10/50 (a)	449,875	478,284
Series 2013-CR11, Class A4
4.26%, 08/10/50 (a)	340,000	364,884
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	327,807
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,409,168
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,409,397
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	110,582
Fannie Mae
Series 2015-M4, Class AV2
2.51%, 07/25/22 (a)	38,820	38,917
Series 2016-M3, Class ASQ2
2.26%, 02/25/23 (a)(g)(k)	11,082	11,137
Series 2014-M9, Class A2
3.10%, 07/25/24 (a)(g)(k)	436,845	463,549
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	500,013	526,931
Series 2015-M13, Class A2
2.80%, 06/25/25 (a)(g)(k)	143,525	152,282
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,600,000	2,757,510
Freddie Mac
Series K018, Class A2
2.79%, 01/25/22 (a)	124,210	125,363
Series K026, Class A2
2.51%, 11/25/22 (a)	550,000	563,941
Series K028, Class A2
3.11%, 02/25/23 (a)	250,000	259,272
Series K030, Class A2
3.25%, 04/25/23 (a)(g)(l)	850,000	886,961
Series K031, Class A2
3.30%, 04/25/23 (a)	1,800,000	1,885,753
Series K033, Class A2
3.06%, 07/25/23 (a)	1,540,000	1,608,611
Series K034, Class A2
3.53%, 07/25/23 (a)	150,000	157,982
Series K035, Class A2
3.46%, 08/25/23 (a)(g)(l)	450,000	474,071
Series K725, Class A2
3.00%, 01/25/24 (a)	1,300,000	1,372,048
Series K037, Class A2
3.49%, 01/25/24 (a)	600,000	640,678
Series K727, Class A2
2.95%, 07/25/24 (a)	1,765,000	1,866,594
Series K728, Class A2
3.06%, 08/25/24 (a)(g)(l)	3,700,000	3,939,418
Series K040, Class A2
3.24%, 09/25/24 (a)	750,000	807,125
Series K045, Class A1
2.49%, 11/25/24 (a)	279,775	284,828
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	106,220
Series K043, Class A2
3.06%, 12/25/24 (a)	750,000	806,280
Series K044, Class A2
2.81%, 01/25/25 (a)	1,015,000	1,083,802
Series K045, Class A2
3.02%, 01/25/25 (a)	400,000	429,967
Series K053, Class A1
2.55%, 02/25/25 (a)	399,999	413,831
Series K731, Class A2
3.60%, 02/25/25 (a)(g)(l)	300,000	324,837
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	996,459
Series KS03, Class A4
3.16%, 05/25/25 (a)(g)(l)	250,000	268,126
Series K048, Class A2
3.28%, 06/25/25 (a)(g)(l)	838,000	910,404
Series K733, Class A2
3.75%, 08/25/25 (a)(g)(l)	1,500,000	1,654,059
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	1,029,064
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	322,286
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	804,441
Series K735, Class A2
2.86%, 05/25/26 (a)	100,000	107,908
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	806,239
Series K061, Class A2
3.35%, 11/25/26 (a)(g)(l)	520,000	577,652

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	287,593
Series K067, Class A1
2.90%, 03/25/27 (a)	1,422,229	1,506,790
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	118,454
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	5,326,645
Series K070, Class A2, VRN
3.30%, 11/25/27 (a)(g)(l)	308,000	345,019
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,692,447
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	9,327,192
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,372,354
Series K083, Class A2
4.05%, 09/25/28 (a)(g)(l)	2,100,000	2,471,245
Series K085, Class A2
4.06%, 10/25/28 (a)(g)(l)	900,000	1,056,001
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,970,882
Series K088, Class A2
3.69%, 01/25/29 (a)	600,000	693,688
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	873,017
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,395,962
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	581,973
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,573,539
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	2,016,554
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	1,001,288
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	2,033,463
GS Mortgage Securities Trust
Series 2013-GC13, Class A5
4.19%, 07/10/46 (a)(g)(m)	649,000	688,805
Series 2013-GC14, Class A5
4.24%, 08/10/46 (a)	700,000	746,846
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	400,450
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,759,782
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3
3.51%, 05/15/45 (a)	264,201	269,105
Series 2012-CBX, Class A4
3.48%, 06/15/45 (a)	222,641	224,664
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	799,835	830,160
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	600,000	655,306
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	1,086,341
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	2,142,498
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,268,949
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (a)	430,000	436,392
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-C10, Class A4
4.22%, 07/15/46 (a)(g)(m)	180,000	189,461
Series 2013-C11, Class A4
4.30%, 08/15/46 (a)(g)(l)	1,000,000	1,048,146
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	290,796
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	820,786	867,095
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	101,866
Series 2013-C8, Class AS
3.38%, 12/15/48 (a)	80,000	82,881
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4
3.24%, 03/15/45 (a)	208,280	209,677
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	438,466
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	268,225
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,445,986
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	3,011,343
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,701,457
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	1,107,696
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	539,909
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45 (a)	500,000	512,985
Series 2013-C5, Class A4
3.18%, 03/10/46 (a)	1,850,000	1,909,850
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46 (a)(g)(m)	640,000	678,749
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	1,069,390	1,130,237
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,317,691	1,404,575
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,658,543
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	160,477
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	840,497	884,400
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,718,453
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	2,204,501
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,668,704
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,727,426
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	1,128,461
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	791,995
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,375,000	1,463,783
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	2,202,950
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,202,439

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	548,275
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	4,330,344
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	872,605
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	794,813
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.34%, 06/15/46 (a)	547,687	573,647
Series 2013-C15, Class A4
4.15%, 08/15/46 (a)(g)(m)	520,000	553,853
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	100,000	106,673
Series 2013-C12, Class A4
3.20%, 03/15/48 (a)	858,099	890,383
		191,652,919

Mortgage-Backed Securities Pass-Through 27.3%
Fannie Mae
4.00%, 02/01/24 to 08/01/50 (a)	102,478,068	110,772,619
5.50%, 06/01/24 to 11/01/48 (a)	6,625,892	7,664,281
4.50%, 12/01/24 to 07/01/50 (a)	46,454,507	50,988,300
3.50%, 08/01/25 to 08/01/50 (a)	143,791,911	153,535,438
3.00%, 12/01/25 to 05/01/51 (a)	185,749,069	195,654,433
2.50%, 07/01/27 to 07/01/51 (a)	187,364,461	194,313,733
2.00%, 04/01/28 to 07/01/51 (a)	270,533,576	274,758,723
6.00%, 12/01/32 to 07/01/41 (a)	3,206,406	3,771,164
5.00%, 09/01/33 to 11/01/49 (a)	13,198,479	14,811,811
6.50%, 08/01/34 to 05/01/40 (a)	705,207	835,820
1.50%, 09/01/35 to 06/01/51 (a)	54,283,263	54,131,161
1.00%, 03/01/36 to 07/01/36 (a)	1,677,277	1,663,438
Freddie Mac
2.00%, 08/01/23 to 07/01/51 (a)	232,514,769	235,847,086
4.00%, 03/01/24 to 07/01/50 (a)	48,695,380	52,571,523
5.50%, 05/01/24 to 08/01/41 (a)	3,246,737	3,764,531
3.50%, 12/01/25 to 12/01/50 (a)	82,793,372	88,268,247
3.00%, 08/01/26 to 05/01/51 (a)	122,017,790	128,442,862
2.50%, 04/01/27 to 07/01/51 (a)	129,427,428	134,219,720
6.00%, 09/01/32 to 07/01/40 (a)	2,244,368	2,643,984
5.00%, 11/01/33 to 12/01/49 (a)	8,583,577	9,684,234
6.50%, 12/01/33 to 09/01/39 (a)	259,596	311,282
4.50%, 05/01/34 to 08/01/49 (a)	19,367,501	21,321,331
1.50%, 08/01/35 to 06/01/51 (a)	73,702,787	73,191,198
Ginnie Mae
3.00%, 01/20/27 to 11/20/50 (a)	116,938,625	123,036,285
2.50%, 03/20/27 to 06/20/51 (a)	108,487,463	112,342,085
3.50%, 09/20/32 to 12/20/50 (a)	105,212,948	112,183,802
6.00%, 10/20/32 to 01/20/45 (a)	1,048,376	1,243,083
5.50%, 02/20/33 to 03/20/49 (a)	2,007,924	2,315,183
5.00%, 03/20/33 to 07/20/49 (a)	9,507,778	10,700,469
4.50%, 01/20/39 to 02/20/50 (a)	23,464,145	25,755,718
4.00%, 06/15/39 to 04/20/50 (a)	51,582,530	55,497,939
2.00%, 07/20/50 to 06/20/51 (a)	99,262,605	101,207,376
1.50%, 03/20/51 to 04/20/51 (a)	1,388,364	1,372,237
Ginnie Mae TBA
2.00%, 07/01/51 (a)(f)	2,000,000	2,037,281
2.50%, 07/01/51 (a)(f)	2,000,000	2,069,488
3.00%, 07/01/51 (a)(f)	1,000,000	1,043,363
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UMBS TBA
2.00%, 07/01/36 to 07/01/51 (a)(f)	34,500,000	35,025,971
2.50%, 07/01/36 to 07/01/51 (a)(f)	42,500,000	44,042,648
1.50%, 07/01/51 (a)(f)	5,500,000	5,394,127
		2,448,433,974
Total Securitized
(Cost $2,636,191,989)		2,666,203,003

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Short-Term Investments 2.0% of net assets

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (n)	176,448,916	176,448,916
Wells Fargo Government Money Market Fund, Select Class 0.03% (n)(o)	1,191,043	1,191,043
Total Short-Term Investments
(Cost $177,639,959)		177,639,959
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $32,124,184 or 0.4% of net assets.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $1,155,388.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Variable-rate security.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero Coupon Bond.
(k)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(m)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(n)	The rate shown is the 7-day yield.
(o)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended June 30, 2021:
	Value at 12/31/20	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 6/30/21	Face amount at 6/30/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$205,818	($80)	($204,043)	$3,865	($5,560)	$—	—	$2,016
TD Ameritrade Holding Corp., 3.75%, 04/01/24	219,684	(1,053)	(76,257)	3,507	(4,943)	140,938	130,000	3,079
TD Ameritrade Holding Corp., 3.30%, 04/01/27	508,054	425	(218,600)	27,708	(42,930)	274,657	250,000	5,738
TD Ameritrade Holding Corp., 2.75%, 10/01/29	165,630	(146)	—	—	(3,941)	161,543	150,000	2,063
The Charles Schwab Corp., 2.65%, 01/25/23	314,394	(1,956)	(26,017)	644	(2,666)	284,399	275,000	3,806
The Charles Schwab Corp., 3.55%, 02/01/24	163,742	(1,326)	—	—	(957)	161,459	150,000	2,663
The Charles Schwab Corp., 0.75%, 03/18/24	—	452,866	—	—	(171)	452,695	450,000	578
The Charles Schwab Corp., 4.20%, 03/24/25	286,730	(2,965)	(56,000)	656	(4,995)	223,426	200,000	4,713
The Charles Schwab Corp., 3.85%, 05/21/25	142,405	(995)	—	—	(3,121)	138,289	125,000	2,406
The Charles Schwab Corp., 0.90%, 03/11/26	—	503,132	(74,093)	(1,399)	(5,275)	422,365	425,000	1,603
The Charles Schwab Corp., 1.15%, 05/13/26	—	250,260	—	—	(72)	250,188	250,000	—
The Charles Schwab Corp., 3.20%, 03/02/27	—	218,311	—	—	837	219,148	200,000	1,013
The Charles Schwab Corp., 3.20%, 01/25/28	514,354	(1,103)	(245,122)	10,017	(29,928)	248,218	225,000	5,360
The Charles Schwab Corp., 2.00%, 03/20/28	—	353,836	—	—	5,645	359,481	350,000	1,108
The Charles Schwab Corp., 4.00%, 02/01/29	299,042	57,129	(113,525)	1,659	(13,609)	230,696	200,000	4,767
The Charles Schwab Corp., 3.25%, 05/22/29	229,660	(602)	—	—	(8,094)	220,964	200,000	3,250
The Charles Schwab Corp., 4.63%, 03/22/30	316,102	(1,443)	(119,024)	8,269	(21,270)	182,634	150,000	4,599
The Charles Schwab Corp., 1.65%, 03/11/31	—	237,195	—	—	5,828	243,023	250,000	855
The Charles Schwab Corp., 2.30%, 05/13/31	—	204,640	—	—	(58)	204,582	200,000	—
Total	$3,365,615	$2,266,125	($1,132,681)	$54,926	($135,280)	$4,418,705		$49,617
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$2,353,644,226	$—	$2,353,644,226
Treasuries	—	3,375,063,148	—	3,375,063,148
Government Related[1]	—	533,563,990	—	533,563,990
Securitized [1]	—	2,666,203,003	—	2,666,203,003
Short-Term Investments[1]	177,639,959	—	—	177,639,959
Total	$177,639,959	$8,928,474,367	$—	$9,106,114,326
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — affiliated (cost $4,315,176)		$4,418,705
Investments in securities, at value — unaffiliated (cost $8,798,740,289) including securities on loan of $1,155,388		9,100,504,578
Collateral invested for securities on loan, at value (cost $1,191,043)		1,191,043
Cash		1,359,511
Receivables:
Investments sold		132,328,365
Interest		41,831,254
Dividends		2,772
Income from securities on loan	+	2,024
Total assets		9,281,638,252
Liabilities
Collateral held for securities on loan		1,191,043
Payables:
Investments bought		210,720,956
Investments bought — Delayed delivery		99,220,488
Management fees	+	293,213
Total liabilities		311,425,700
Net Assets
Total assets		9,281,638,252
Total liabilities	–	311,425,700
Net assets		$8,970,212,552
Net Assets by Source
Capital received from investors		8,666,064,115
Total distributable earnings		304,148,437

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,970,212,552		164,300,000		$54.60

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities - affiliated		$49,617
Interest received from securities - unaffiliated		78,586,886
Dividends received from securities - unaffiliated		22,007
Securities on loan, net	+	6,218
Total investment income		78,664,728
Expenses
Management fees		1,735,165
Total expenses	–	1,735,165
Net investment income		76,929,563
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities - affiliated		3,865
Net realized gains on sales of securities - unaffiliated		9,845,498
Net realized gains on sales of in-kind securities - affiliated		51,061
Net realized gains on sales of in-kind securities - unaffiliated	+	4,774,824
Net realized gains		14,675,248
Net change in unrealized appreciation (depreciation) on securities - affiliated		(135,280)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(240,196,935)
Net change in unrealized appreciation (depreciation)	+	(240,332,215)
Net realized and unrealized losses		(225,656,967)
Decrease in net assets resulting from operations		($148,727,404)

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$76,929,563	$171,172,023
Net realized gains		14,675,248	68,213,661
Net change in unrealized appreciation (depreciation)	+	(240,332,215)	308,348,875
Increase (decrease) in net assets resulting from operations		(148,727,404)	547,734,559
Distributions to Shareholders
Total distributions		($80,366,990)	($196,101,450)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,600,000	$743,697,556	31,800,000	$1,772,159,926
Shares redeemed	+	(5,100,000)	(277,135,682)	(14,200,000)	(774,556,964)
Net transactions in fund shares		8,500,000	$466,561,874	17,600,000	$997,602,962
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		155,800,000	$8,732,745,072	138,200,000	$7,383,509,001
Total increase	+	8,500,000	237,467,480	17,600,000	1,349,236,071
End of period		164,300,000	$8,970,212,552	155,800,000	$8,732,745,072

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$51.37	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.26	0.89	0.23
Net realized and unrealized gains (losses)	(0.27)	1.74	0.02
Total from investment operations	(0.01)	2.63	0.25
Less distributions:
Distributions from net investment income	(0.19)	(0.89)	(0.21)
Distributions from net realized gains	—	(0.41)	—
Total distributions	(0.19)	(1.30)	(0.21)
Net asset value at end of period	$51.17	$51.37	$50.04
Total return	(0.02%) [3]	5.31%	0.50% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [4],[5]
Net investment income (loss)	1.01% [4]	1.74%	2.01% [4]
Portfolio turnover rate[6]	6% [3]	80%	12% [3]
Net assets, end of period (x 1,000)	$624,318	$118,146	$35,029

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 99.1% of net assets

Financial Institutions 42.6%
Banking 33.5%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	300,000	313,116
1.45%, 10/02/23 (a)	250,000	253,965
3.88%, 05/21/24 (a)	300,000	323,502
5.13%, 09/30/24	170,000	191,842
4.63%, 03/30/25	175,000	195,955
5.80%, 05/01/25 (a)	200,000	232,652
American Express Co.
2.50%, 08/01/22 (a)	485,000	495,481
2.65%, 12/02/22	240,000	247,951
3.40%, 02/27/23 (a)	350,000	366,523
3.70%, 08/03/23 (a)	325,000	346,177
3.40%, 02/22/24 (a)	675,000	722,594
2.50%, 07/30/24 (a)	485,000	511,340
3.00%, 10/30/24 (a)	490,000	525,790
4.20%, 11/06/25 (a)	250,000	283,220
3.13%, 05/20/26 (a)	300,000	328,125
Australia & New Zealand Banking Group Ltd.
2.05%, 11/21/22	500,000	512,145
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	200,740
1.13%, 09/18/25	400,000	397,048
Banco Santander S.A.
3.13%, 02/23/23	400,000	416,552
3.85%, 04/12/23	200,000	211,484
2.71%, 06/27/24	400,000	421,216
2.75%, 05/28/25	600,000	632,502
5.18%, 11/19/25	400,000	458,100
1.85%, 03/25/26	350,000	354,218
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	205,196
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	25,000	26,169
Bank of America Corp.
2.50%, 10/21/22 (a)	500,000	503,360
3.30%, 01/11/23	1,025,000	1,069,946
2.82%, 07/21/23 (a)(b)	525,000	538,219
4.10%, 07/24/23	960,000	1,031,942
3.00%, 12/20/23 (a)(b)(c)	1,280,000	1,326,912
4.13%, 01/22/24	800,000	871,352
3.55%, 03/05/24 (a)(b)	725,000	761,815
4.00%, 04/01/24	700,000	763,623
1.49%, 05/19/24 (a)(b)	200,000	203,588
0.52%, 06/14/24 (a)(b)	200,000	199,968
3.86%, 07/23/24 (a)(b)	750,000	799,635
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 08/26/24	850,000	933,087
0.81%, 10/24/24 (a)(b)	625,000	627,419
4.00%, 01/22/25	525,000	576,056
3.46%, 03/15/25 (a)(b)	685,000	732,450
3.95%, 04/21/25	525,000	576,718
0.98%, 04/22/25 (a)(b)	500,000	501,750
3.88%, 08/01/25	775,000	861,397
0.98%, 09/25/25 (a)(b)	650,000	649,616
3.09%, 10/01/25 (a)(b)	475,000	506,217
2.46%, 10/22/25 (a)(b)	525,000	549,706
3.37%, 01/23/26 (a)(b)	445,000	479,821
2.02%, 02/13/26 (a)(b)	555,000	572,677
4.45%, 03/03/26	600,000	681,030
3.50%, 04/19/26	600,000	660,750
1.32%, 06/19/26 (a)(b)	850,000	852,431
1.20%, 10/24/26 (a)(b)	625,000	620,225
1.66%, 03/11/27 (a)(b)	825,000	832,318
3.56%, 04/23/27 (a)(b)	700,000	766,892
Bank of Montreal
2.35%, 09/11/22	400,000	410,184
2.05%, 11/01/22	75,000	76,763
2.55%, 11/06/22 (a)	300,000	308,514
0.45%, 12/08/23	550,000	550,297
3.30%, 02/05/24	500,000	535,750
2.50%, 06/28/24	480,000	506,774
1.85%, 05/01/25	25,000	25,844
0.95%, 01/22/27 (a)(b)	400,000	393,288
4.34%, 10/05/28 (a)(b)	225,000	241,520
Bank of New York Mellon Corp.
1.95%, 08/23/22	150,000	152,925
1.85%, 01/27/23 (a)	350,000	358,201
2.95%, 01/29/23 (a)	300,000	311,949
3.50%, 04/28/23	350,000	370,324
3.45%, 08/11/23	300,000	319,638
2.20%, 08/16/23 (a)	250,000	259,123
0.35%, 12/07/23 (a)	75,000	74,909
3.65%, 02/04/24 (a)	200,000	215,636
3.40%, 05/15/24 (a)	100,000	107,816
3.25%, 09/11/24 (a)	250,000	270,445
2.10%, 10/24/24	325,000	340,873
3.00%, 02/24/25 (a)	245,000	263,681
1.60%, 04/24/25 (a)	400,000	410,948
3.95%, 11/18/25 (a)	175,000	196,457
0.75%, 01/28/26 (a)	100,000	99,007
2.80%, 05/04/26 (a)	150,000	161,586
Bank of Nova Scotia
2.00%, 11/15/22	150,000	153,446
2.38%, 01/18/23	250,000	257,845
1.95%, 02/01/23	150,000	153,791
1.63%, 05/01/23	550,000	562,391
0.80%, 06/15/23	150,000	151,154
0.55%, 09/15/23	275,000	275,740

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 02/11/24	425,000	455,298
0.70%, 04/15/24	250,000	250,338
2.20%, 02/03/25	130,000	135,773
1.30%, 06/11/25	150,000	151,524
4.50%, 12/16/25	475,000	539,035
1.05%, 03/02/26	400,000	396,168
1.35%, 06/24/26	250,000	250,028
BankUnited, Inc.
4.88%, 11/17/25 (a)	250,000	285,140
Barclays Bank PLC
3.75%, 05/15/24	400,000	435,068
Barclays PLC
3.68%, 01/10/23 (a)	400,000	406,824
4.34%, 05/16/24 (a)(b)	200,000	213,260
4.38%, 09/11/24	400,000	436,996
1.01%, 12/10/24 (a)(b)	400,000	401,608
3.65%, 03/16/25	625,000	678,006
3.93%, 05/07/25 (a)(b)	400,000	431,752
4.38%, 01/12/26	650,000	728,598
2.85%, 05/07/26 (a)(b)	450,000	475,623
5.20%, 05/12/26	600,000	687,390
BBVA USA
2.50%, 08/27/24 (a)	250,000	263,248
3.88%, 04/10/25 (a)	250,000	275,688
BNP Paribas S.A.
3.25%, 03/03/23	325,000	340,568
4.25%, 10/15/24	200,000	221,532
BPCE S.A.
4.00%, 04/15/24	500,000	545,650
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	300,000	299,988
0.95%, 06/23/23	250,000	252,398
2.61%, 07/22/23 (a)(b)	50,000	51,178
3.50%, 09/13/23	250,000	267,105
0.50%, 12/14/23	300,000	299,283
3.10%, 04/02/24	335,000	356,336
2.25%, 01/28/25	275,000	287,623
0.95%, 10/23/25	150,000	149,379
1.25%, 06/22/26	200,000	199,070
Capital One Bank USA NA
3.38%, 02/15/23	500,000	523,175
2.28%, 01/28/26 (a)(b)	250,000	259,530
Capital One Financial Corp.
3.20%, 01/30/23 (a)	190,000	197,948
2.60%, 05/11/23 (a)	200,000	207,730
3.50%, 06/15/23	400,000	423,124
3.90%, 01/29/24 (a)	450,000	485,784
3.75%, 04/24/24 (a)	350,000	378,861
3.30%, 10/30/24 (a)	450,000	484,974
3.20%, 02/05/25 (a)	295,000	317,134
4.25%, 04/30/25 (a)	50,000	55,745
4.20%, 10/29/25 (a)	400,000	446,940
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	263,178
Citibank NA
3.65%, 01/23/24 (a)	650,000	699,725
Citigroup, Inc.
4.05%, 07/30/22	300,000	311,781
2.70%, 10/27/22 (a)	500,000	514,405
3.38%, 03/01/23	300,000	314,709
3.50%, 05/15/23	525,000	553,555
2.88%, 07/24/23 (a)(b)	750,000	769,282
3.88%, 10/25/23	400,000	431,784
1.68%, 05/15/24 (a)(b)	375,000	383,002
4.04%, 06/01/24 (a)(b)	275,000	293,117
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 06/16/24	240,000	261,252
4.00%, 08/05/24	220,000	240,057
0.78%, 10/30/24 (a)(b)	550,000	551,435
3.88%, 03/26/25	325,000	356,957
3.35%, 04/24/25 (a)(b)	425,000	453,386
3.30%, 04/27/25	425,000	462,438
0.98%, 05/01/25 (a)(b)	400,000	401,072
4.40%, 06/10/25	775,000	866,132
5.50%, 09/13/25	400,000	466,436
3.70%, 01/12/26	575,000	635,823
4.60%, 03/09/26	450,000	512,815
3.11%, 04/08/26 (a)(b)	1,000,000	1,070,350
3.40%, 05/01/26	600,000	656,220
1.12%, 01/28/27 (a)(b)	600,000	591,804
1.46%, 06/09/27 (a)(b)	750,000	746,992
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	263,190
3.75%, 02/18/26 (a)	250,000	277,298
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	125,000	139,593
Comerica Bank
2.50%, 07/23/24	250,000	263,458
Comerica, Inc.
3.70%, 07/31/23 (a)	375,000	398,940
Cooperatieve Rabobank UA
3.95%, 11/09/22	500,000	523,595
4.63%, 12/01/23	500,000	546,755
0.38%, 01/12/24	250,000	249,148
3.38%, 05/21/25	250,000	273,303
4.38%, 08/04/25	500,000	557,895
Credit Suisse AG
1.00%, 05/05/23	500,000	505,215
0.50%, 02/02/24	250,000	249,208
3.63%, 09/09/24	1,100,000	1,194,732
2.95%, 04/09/25	250,000	268,033
Credit Suisse Group AG
3.80%, 06/09/23	500,000	529,705
3.75%, 03/26/25	750,000	813,802
4.55%, 04/17/26	750,000	849,472
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	520,125
Deutsche Bank AG
3.30%, 11/16/22	225,000	232,943
3.95%, 02/27/23	350,000	367,566
0.90%, 05/28/24	300,000	298,992
3.70%, 05/30/24	400,000	429,352
3.70%, 05/30/24	250,000	268,638
2.22%, 09/18/24 (a)(b)	375,000	385,181
1.45%, 04/01/25 (a)(b)	150,000	150,876
3.96%, 11/26/25 (a)(b)	350,000	378,934
4.10%, 01/13/26	200,000	219,514
4.10%, 01/13/26	100,000	109,874
1.69%, 03/19/26	450,000	454,243
2.13%, 11/24/26 (a)(b)	450,000	457,186
Discover Bank
4.20%, 08/08/23	500,000	538,665
2.45%, 09/12/24 (a)	250,000	261,755
4.25%, 03/13/26	250,000	281,055
Discover Financial Services
3.85%, 11/21/22	100,000	104,786
3.95%, 11/06/24 (a)	300,000	327,663
Fifth Third Bancorp
1.63%, 05/05/23 (a)	75,000	76,519
4.30%, 01/16/24 (a)	375,000	406,796

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 01/25/24 (a)	350,000	375,210
2.38%, 01/28/25 (a)	420,000	440,446
Fifth Third Bank NA
1.80%, 01/30/23 (a)	250,000	255,515
3.95%, 07/28/25 (a)	200,000	224,358
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	25,521
First Horizon Corp.
3.55%, 05/26/23 (a)	150,000	157,791
4.00%, 05/26/25 (a)	100,000	110,389
First Republic Bank
1.91%, 02/12/24 (a)(b)	250,000	255,328
FNB Corp.
2.20%, 02/24/23 (a)	150,000	152,457
Goldman Sachs Group, Inc.
3.63%, 01/22/23	500,000	524,825
0.48%, 01/27/23 (a)	700,000	700,063
3.20%, 02/23/23 (a)	300,000	312,969
0.52%, 03/08/23 (a)	300,000	300,231
2.91%, 07/24/23 (a)(b)	675,000	692,003
0.63%, 11/17/23 (a)(b)	700,000	700,497
3.63%, 02/20/24 (a)	615,000	659,532
4.00%, 03/03/24	650,000	706,251
0.67%, 03/08/24 (a)(b)	400,000	400,788
3.85%, 07/08/24 (a)	725,000	784,406
0.66%, 09/10/24 (a)(b)	100,000	99,834
3.50%, 01/23/25 (a)	475,000	513,722
3.50%, 04/01/25 (a)	1,000,000	1,085,110
3.75%, 05/22/25 (a)	650,000	711,607
3.27%, 09/29/25 (a)(b)	725,000	775,815
4.25%, 10/21/25	700,000	783,384
0.86%, 02/12/26 (a)(b)	350,000	347,515
3.75%, 02/25/26 (a)	350,000	387,453
1.09%, 12/09/26 (a)(b)	650,000	640,328
1.43%, 03/09/27 (a)(b)	900,000	897,642
HSBC Holdings PLC
3.60%, 05/25/23	500,000	529,500
3.03%, 11/22/23 (a)(b)	400,000	414,408
4.25%, 03/14/24	800,000	867,328
3.95%, 05/18/24 (a)(b)	670,000	711,667
3.80%, 03/11/25 (a)(b)	450,000	484,137
0.98%, 05/24/25 (a)(b)	500,000	499,870
4.25%, 08/18/25	200,000	221,442
2.63%, 11/07/25 (a)(b)	700,000	735,007
4.30%, 03/08/26	1,050,000	1,185,555
1.65%, 04/18/26 (a)(b)	400,000	405,552
3.90%, 05/25/26	600,000	667,746
2.10%, 06/04/26 (a)(b)	600,000	617,412
4.29%, 09/12/26 (a)(b)	650,000	723,781
1.59%, 05/24/27 (a)(b)	550,000	551,050
HSBC USA, Inc.
3.50%, 06/23/24	300,000	325,158
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	150,000	158,478
4.00%, 05/15/25 (a)	250,000	277,678
Huntington National Bank
1.80%, 02/03/23 (a)	250,000	255,425
3.55%, 10/06/23 (a)	250,000	266,603
ING Groep N.V.
4.10%, 10/02/23	400,000	431,296
3.55%, 04/09/24	400,000	430,956
1.73%, 04/01/27 (a)(b)	200,000	201,866
JPMorgan Chase & Co.
3.25%, 09/23/22	750,000	777,007
2.97%, 01/15/23 (a)	350,000	354,991
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 01/25/23	800,000	835,848
3.38%, 05/01/23	650,000	684,463
2.70%, 05/18/23 (a)	575,000	597,868
3.88%, 02/01/24	300,000	325,287
0.70%, 03/16/24 (a)(b)	600,000	602,166
3.56%, 04/23/24 (a)(b)	425,000	448,192
3.63%, 05/13/24	650,000	704,879
1.51%, 06/01/24 (a)(b)	500,000	509,545
3.80%, 07/23/24 (a)(b)	665,000	708,391
3.88%, 09/10/24	1,000,000	1,090,760
0.65%, 09/16/24 (a)(b)	400,000	400,432
4.02%, 12/05/24 (a)(b)	400,000	431,816
3.13%, 01/23/25 (a)	850,000	912,679
0.56%, 02/16/25 (a)(b)	300,000	298,308
3.22%, 03/01/25 (a)(b)	700,000	743,666
0.82%, 06/01/25 (a)(b)	300,000	299,451
3.90%, 07/15/25 (a)	900,000	995,688
7.75%, 07/15/25	375,000	471,919
2.30%, 10/15/25 (a)(b)	555,000	577,927
2.01%, 03/13/26 (a)(b)	800,000	826,360
3.30%, 04/01/26 (a)	850,000	930,010
2.08%, 04/22/26 (a)(b)	1,200,000	1,241,664
1.05%, 11/19/26 (a)(b)	650,000	642,271
3.96%, 01/29/27 (a)(b)	600,000	668,640
1.04%, 02/04/27 (a)(b)	475,000	467,238
1.58%, 04/22/27 (a)(b)	950,000	955,415
KeyBank NA
2.30%, 09/14/22	250,000	255,933
3.38%, 03/07/23	250,000	262,593
1.25%, 03/10/23	500,000	507,755
3.30%, 06/01/25	250,000	273,533
3.40%, 05/20/26	250,000	272,970
KeyCorp
4.15%, 10/29/25	200,000	225,618
Lloyds Bank PLC
2.25%, 08/14/22	300,000	306,498
Lloyds Banking Group PLC
4.05%, 08/16/23	600,000	643,320
2.91%, 11/07/23 (a)(b)	450,000	464,166
3.90%, 03/12/24	400,000	433,724
4.50%, 11/04/24	600,000	663,486
4.45%, 05/08/25	400,000	448,860
3.87%, 07/09/25 (a)(b)	400,000	433,572
4.58%, 12/10/25	400,000	449,692
2.44%, 02/05/26 (a)(b)	250,000	261,008
4.65%, 03/24/26	450,000	509,616
1.63%, 05/11/27 (a)(b)	250,000	250,390
M&T Bank Corp.
3.55%, 07/26/23 (a)	50,000	53,142
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	625,000	640,081
2.67%, 07/25/22	350,000	358,795
3.46%, 03/02/23	125,000	131,331
3.76%, 07/26/23	550,000	587,422
2.53%, 09/13/23	400,000	417,696
3.41%, 03/07/24	450,000	482,265
2.80%, 07/18/24	250,000	264,753
0.85%, 09/15/24 (a)(b)	600,000	602,994
2.19%, 02/25/25	600,000	624,792
3.78%, 03/02/25	350,000	384,485
1.41%, 07/17/25	700,000	707,854
3.85%, 03/01/26	550,000	615,433
Mizuho Financial Group, Inc.
2.60%, 09/11/22	300,000	308,010
3.55%, 03/05/23	250,000	263,130
2.72%, 07/16/23 (a)(b)	200,000	204,802

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.24%, 07/10/24 (a)(b)	200,000	202,700
3.92%, 09/11/24 (a)(b)	250,000	267,845
2.84%, 07/16/25 (a)(b)	600,000	633,984
2.56%, 09/13/25 (a)(b)	250,000	261,728
1.23%, 05/22/27 (a)(b)	400,000	394,236
Morgan Stanley
4.88%, 11/01/22	650,000	687,745
3.13%, 01/23/23	550,000	573,622
3.75%, 02/25/23	840,000	885,436
4.10%, 05/22/23	1,050,000	1,118,176
0.56%, 11/10/23 (a)(b)	500,000	500,770
0.53%, 01/25/24 (a)(b)	925,000	924,787
0.73%, 04/05/24 (a)(b)	650,000	651,527
3.74%, 04/24/24 (a)(b)	725,000	766,731
3.88%, 04/29/24	850,000	924,570
3.70%, 10/23/24	875,000	954,817
2.72%, 07/22/25 (a)(b)	835,000	879,531
4.00%, 07/23/25	750,000	835,432
0.86%, 10/21/25 (a)(b)	400,000	400,068
5.00%, 11/24/25	500,000	576,970
3.88%, 01/27/26	1,025,000	1,146,206
2.19%, 04/28/26 (a)(b)	650,000	675,538
0.99%, 12/10/26 (a)(b)	600,000	591,432
1.59%, 05/04/27 (a)(b)	1,000,000	1,007,170
MUFG Union Bank NA
2.10%, 12/09/22 (a)	250,000	255,920
National Australia Bank Ltd.
1.88%, 12/13/22	250,000	255,725
3.00%, 01/20/23	250,000	260,238
2.88%, 04/12/23	250,000	261,103
3.38%, 01/14/26	250,000	275,395
National Bank of Canada
2.10%, 02/01/23	500,000	513,085
Natwest Group PLC
6.13%, 12/15/22	600,000	645,312
6.10%, 06/10/23	100,000	109,772
3.88%, 09/12/23	800,000	854,792
6.00%, 12/19/23	500,000	560,995
5.13%, 05/28/24	200,000	222,264
4.27%, 03/22/25 (a)(b)	600,000	651,228
4.80%, 04/05/26	400,000	458,280
1.64%, 06/14/27 (a)(b)	400,000	400,084
3.75%, 11/01/29 (a)(b)	200,000	212,978
Northern Trust Corp.
3.95%, 10/30/25	225,000	254,077
People's United Financial, Inc.
3.65%, 12/06/22 (a)	350,000	362,397
PNC Bank NA
2.45%, 07/28/22 (a)	250,000	255,485
2.70%, 11/01/22 (a)	500,000	515,005
3.50%, 06/08/23 (a)	250,000	264,723
3.80%, 07/25/23 (a)	250,000	266,420
2.95%, 02/23/25 (a)	250,000	268,383
4.20%, 11/01/25 (a)	250,000	283,353
PNC Financial Services Group, Inc.
2.85%, 11/09/22	250,000	258,558
3.50%, 01/23/24 (a)	425,000	456,386
3.90%, 04/29/24 (a)	290,000	315,285
2.20%, 11/01/24 (a)	150,000	157,376
Regions Financial Corp.
3.80%, 08/14/23 (a)	300,000	319,992
2.25%, 05/18/25 (a)	300,000	312,765
Royal Bank of Canada
1.95%, 01/17/23	250,000	256,258
1.60%, 04/17/23	375,000	383,280
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 10/05/23	345,000	370,116
0.50%, 10/26/23	475,000	475,622
0.43%, 01/19/24	250,000	249,280
2.55%, 07/16/24	420,000	443,390
2.25%, 11/01/24	450,000	471,658
1.15%, 06/10/25	350,000	352,135
0.88%, 01/20/26	150,000	148,115
4.65%, 01/27/26	475,000	544,853
1.20%, 04/27/26	525,000	524,748
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	450,000	468,432
3.50%, 06/07/24 (a)	175,000	187,322
3.45%, 06/02/25 (a)	200,000	214,906
4.50%, 07/17/25 (a)	300,000	333,036
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	203,206
3.37%, 01/05/24 (a)(b)	400,000	416,372
4.80%, 11/15/24 (a)(b)	200,000	218,788
1.09%, 03/15/25 (a)(b)	500,000	502,030
1.53%, 08/21/26 (a)(b)	200,000	200,486
1.67%, 06/14/27 (a)(b)	200,000	199,692
Santander UK PLC
4.00%, 03/13/24	600,000	654,006
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	106,151
State Street Corp.
3.10%, 05/15/23	320,000	336,259
3.70%, 11/20/23	50,000	53,981
3.78%, 12/03/24 (a)(b)	200,000	215,612
3.30%, 12/16/24	100,000	108,977
3.55%, 08/18/25	425,000	471,129
2.35%, 11/01/25 (a)(b)	350,000	368,329
2.90%, 03/30/26 (a)(b)	325,000	346,999
2.65%, 05/19/26	250,000	267,953
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	400,000	428,656
3.40%, 07/11/24	250,000	269,448
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	600,000	615,360
2.78%, 10/18/22	100,000	103,104
3.10%, 01/17/23	600,000	625,374
3.75%, 07/19/23	450,000	480,244
3.94%, 10/16/23	250,000	269,748
0.51%, 01/12/24	200,000	199,318
2.70%, 07/16/24	600,000	634,464
2.45%, 09/27/24	250,000	262,508
2.35%, 01/15/25	600,000	627,462
1.47%, 07/08/25	400,000	404,892
0.95%, 01/12/26	200,000	197,686
3.78%, 03/09/26	550,000	612,436
SVB Financial Group
3.50%, 01/29/25	50,000	54,136
Svenska Handelsbanken AB
3.90%, 11/20/23	500,000	541,910
Synchrony Financial
2.85%, 07/25/22 (a)	225,000	230,328
4.38%, 03/19/24 (a)	325,000	354,166
4.25%, 08/15/24 (a)	400,000	437,400
Synovus Financial Corp.
3.13%, 11/01/22 (a)	150,000	154,290
Toronto-Dominion Bank
1.90%, 12/01/22	300,000	306,777
0.25%, 01/06/23	200,000	199,856
0.30%, 06/02/23	300,000	299,919
0.75%, 06/12/23	500,000	503,755

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 07/19/23	500,000	531,905
0.45%, 09/11/23	300,000	300,297
0.55%, 03/04/24	400,000	399,796
3.25%, 03/11/24	300,000	321,447
2.65%, 06/12/24	350,000	370,639
1.15%, 06/12/25	200,000	201,580
0.75%, 09/11/25	75,000	74,309
0.75%, 01/06/26	300,000	296,085
1.20%, 06/03/26	350,000	350,914
Truist Bank
2.45%, 08/01/22 (a)	150,000	153,273
1.25%, 03/09/23 (a)	250,000	253,818
3.20%, 04/01/24 (a)	100,000	107,028
3.69%, 08/02/24 (a)(b)	350,000	373,691
2.15%, 12/06/24 (a)	250,000	261,558
1.50%, 03/10/25 (a)	500,000	511,500
3.63%, 09/16/25 (a)	250,000	275,448
4.05%, 11/03/25 (a)	200,000	225,040
3.30%, 05/15/26 (a)	250,000	274,225
Truist Financial Corp.
2.20%, 03/16/23 (a)	300,000	308,967
3.75%, 12/06/23 (a)	350,000	376,565
2.50%, 08/01/24 (a)	475,000	501,111
2.85%, 10/26/24 (a)	375,000	401,344
4.00%, 05/01/25 (a)	575,000	638,842
3.70%, 06/05/25 (a)	550,000	606,551
1.20%, 08/05/25 (a)	150,000	151,481
1.27%, 03/02/27 (a)(b)	100,000	99,975
US Bancorp
2.95%, 07/15/22 (a)	225,000	230,841
3.70%, 01/30/24 (a)	280,000	301,829
3.38%, 02/05/24 (a)	255,000	272,995
2.40%, 07/30/24 (a)	400,000	421,372
3.60%, 09/11/24 (a)	250,000	272,443
1.45%, 05/12/25 (a)	400,000	409,192
3.95%, 11/17/25 (a)	300,000	337,323
3.10%, 04/27/26 (a)	400,000	435,640
US Bank NA
1.95%, 01/09/23 (a)	250,000	256,118
2.85%, 01/23/23 (a)	250,000	259,505
3.40%, 07/24/23 (a)	250,000	265,188
2.05%, 01/21/25 (a)	250,000	261,040
2.80%, 01/27/25 (a)	250,000	267,428
Valley National Bancorp
3.00%, 06/15/31 (a)(b)	100,000	101,334
Wells Fargo & Co.
2.63%, 07/22/22	425,000	435,497
3.45%, 02/13/23	555,000	581,856
4.13%, 08/15/23	475,000	510,691
4.48%, 01/16/24	250,000	273,845
3.75%, 01/24/24 (a)	825,000	887,700
1.65%, 06/02/24 (a)(b)	600,000	613,068
3.30%, 09/09/24	575,000	619,999
3.00%, 02/19/25	700,000	750,456
0.81%, 05/19/25 (a)(b)	300,000	299,520
3.55%, 09/29/25	700,000	770,140
2.41%, 10/30/25 (a)(b)(c)	1,270,000	1,329,245
2.16%, 02/11/26 (a)(b)	890,000	923,820
3.00%, 04/22/26	1,000,000	1,076,200
2.19%, 04/30/26 (a)(b)	850,000	882,742
4.10%, 06/03/26	700,000	787,017
3.20%, 06/17/27 (a)(b)	650,000	702,416
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	750,000	798,322
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westpac Banking Corp.
2.75%, 01/11/23	375,000	388,987
2.00%, 01/13/23	380,000	389,907
3.65%, 05/15/23	218,000	231,381
3.30%, 02/26/24	700,000	750,687
2.35%, 02/19/25	175,000	183,974
2.85%, 05/13/26	250,000	269,903
1.15%, 06/03/26	100,000	100,093
2.89%, 02/04/30 (a)(b)	400,000	415,152
		208,893,989
Brokerage/Asset Managers/Exchanges 1.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	300,000	326,931
3.50%, 08/01/25	75,000	81,563
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	270,247
3.70%, 10/15/24	200,000	218,892
3.00%, 04/02/25 (a)	100,000	107,172
BGC Partners, Inc.
5.38%, 07/24/23	50,000	54,058
3.75%, 10/01/24 (a)	300,000	317,991
BlackRock, Inc.
3.50%, 03/18/24	310,000	335,191
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	265,000	290,276
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	225,000	243,338
CME Group, Inc.
3.00%, 09/15/22	50,000	51,608
3.00%, 03/15/25 (a)	250,000	268,017
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	320,000	328,643
Eaton Vance Corp.
3.63%, 06/15/23	300,000	317,649
Franklin Resources, Inc.
2.80%, 09/15/22	50,000	51,472
2.85%, 03/30/25	50,000	53,562
Intercontinental Exchange, Inc.
0.70%, 06/15/23	300,000	301,425
3.45%, 09/21/23 (a)	250,000	265,625
4.00%, 10/15/23	400,000	431,140
3.75%, 12/01/25 (a)	250,000	277,025
Invesco Finance PLC
3.13%, 11/30/22	50,000	51,877
4.00%, 01/30/24	25,000	27,108
3.75%, 01/15/26	200,000	221,640
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	95,000	102,265
Jefferies Group LLC
5.13%, 01/20/23	350,000	374,325
Lazard Group LLC
3.75%, 02/13/25	150,000	163,779
Legg Mason, Inc.
4.75%, 03/15/26	200,000	233,112
Nasdaq, Inc.
0.45%, 12/21/22 (a)	175,000	175,009
4.25%, 06/01/24 (a)	150,000	164,154
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	210,244
1.85%, 07/16/25	600,000	613,182
Stifel Financial Corp.
4.25%, 07/18/24	365,000	400,664

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)(d)	105,000	113,835
3.63%, 04/01/25 (a)(d)	50,000	54,694
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	150,000	155,127
3.55%, 02/01/24 (a)(d)	110,000	118,403
0.75%, 03/18/24 (a)(d)	350,000	352,096
4.20%, 03/24/25 (a)(d)	100,000	111,713
3.85%, 05/21/25 (a)(d)	200,000	221,262
3.45%, 02/13/26 (a)(d)	30,000	33,069
0.90%, 03/11/26 (a)(d)	200,000	198,760
1.15%, 05/13/26 (a)(d)	250,000	250,187
		8,938,330
Finance Companies 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	259,117
4.13%, 07/03/23 (a)	200,000	212,184
4.50%, 09/15/23 (a)	150,000	160,950
4.88%, 01/16/24 (a)	300,000	326,865
3.15%, 02/15/24 (a)	300,000	314,700
2.88%, 08/14/24 (a)	400,000	418,444
3.50%, 01/15/25 (a)	150,000	159,054
6.50%, 07/15/25 (a)	450,000	527,841
4.45%, 10/01/25 (a)	300,000	330,480
1.75%, 01/30/26 (a)	350,000	346,111
4.45%, 04/03/26 (a)	150,000	164,973
Air Lease Corp.
2.63%, 07/01/22 (a)	250,000	254,757
2.75%, 01/15/23 (a)	250,000	257,910
3.88%, 07/03/23 (a)	150,000	159,215
3.00%, 09/15/23 (a)	305,000	319,219
4.25%, 02/01/24 (a)	400,000	433,452
2.30%, 02/01/25 (a)	225,000	232,531
3.25%, 03/01/25 (a)	100,000	106,616
3.38%, 07/01/25 (a)	300,000	322,293
2.88%, 01/15/26 (a)	350,000	368,263
3.75%, 06/01/26 (a)	250,000	273,582
Aircastle Ltd.
5.00%, 04/01/23	100,000	107,042
4.40%, 09/25/23 (a)	225,000	241,065
4.13%, 05/01/24 (a)	50,000	53,411
Ares Capital Corp.
3.50%, 02/10/23 (a)	360,000	373,712
4.20%, 06/10/24 (a)	210,000	225,807
4.25%, 03/01/25 (a)	270,000	291,989
3.25%, 07/15/25 (a)	250,000	263,200
3.88%, 01/15/26 (a)	200,000	214,522
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	175,000	179,352
Business Development Corp. of America
3.25%, 03/30/26 (a)(e)	150,000	152,183
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	25,000	26,979
4.13%, 02/01/25 (a)	160,000	170,406
3.40%, 01/15/26 (a)	400,000	413,968
GATX Corp.
4.35%, 02/15/24 (a)	175,000	190,414
3.25%, 03/30/25 (a)	50,000	53,554
GE Capital Funding LLC
3.45%, 05/15/25 (a)	250,000	272,127
GE Capital International Funding Co.
3.37%, 11/15/25	400,000	436,596
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	135,000	144,389
2.88%, 01/15/26 (a)	150,000	155,225
Golub Capital BDC, Inc.
3.38%, 04/15/24 (a)	25,000	26,134
International Lease Finance Corp.
5.88%, 08/15/22	145,000	153,375
Main Street Capital Corp.
5.20%, 05/01/24	100,000	108,864
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	110,000	115,466
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	27,343
4.00%, 03/30/25 (a)	130,000	138,663
3.75%, 07/22/25 (a)	175,000	185,297
4.25%, 01/15/26 (a)	200,000	216,092
Prospect Capital Corp.
3.71%, 01/22/26 (a)	125,000	128,514
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	95,000	101,146
		11,115,392
Financial Other 0.1%
Blackstone Secured Lending Fund
3.65%, 07/14/23 (e)	175,000	182,490
3.63%, 01/15/26 (a)(e)	150,000	159,516
ORIX Corp.
2.90%, 07/18/22	275,000	282,131
4.05%, 01/16/24	25,000	27,090
3.25%, 12/04/24	250,000	269,645
		920,872
Insurance 3.4%
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	25,679
2.80%, 06/15/23 (a)	550,000	572,528
3.50%, 11/15/24 (a)	225,000	243,499
Aflac, Inc.
3.63%, 11/15/24	175,000	192,031
3.25%, 03/17/25	50,000	54,210
1.13%, 03/15/26 (a)	400,000	401,304
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	219,608
Allstate Corp.
3.15%, 06/15/23	185,000	194,744
0.75%, 12/15/25 (a)	225,000	223,139
American International Group, Inc.
4.13%, 02/15/24	300,000	326,706
2.50%, 06/30/25 (a)	650,000	686,042
3.75%, 07/10/25 (a)	500,000	550,790
3.90%, 04/01/26 (a)	250,000	279,207
Anthem, Inc.
2.95%, 12/01/22 (a)	100,000	103,408
3.30%, 01/15/23	300,000	313,047
0.45%, 03/15/23	150,000	150,213
3.50%, 08/15/24 (a)	150,000	161,565
3.35%, 12/01/24 (a)	175,000	188,904
2.38%, 01/15/25 (a)	325,000	340,450
1.50%, 03/15/26 (a)	450,000	455,679
Aon Corp.
2.20%, 11/15/22	225,000	230,560

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aon PLC
4.00%, 11/27/23 (a)	175,000	187,791
3.50%, 06/14/24 (a)	200,000	215,248
3.88%, 12/15/25 (a)	100,000	111,283
Assurant, Inc.
4.20%, 09/27/23 (a)	350,000	376,043
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	175,000	195,906
Berkshire Hathaway, Inc.
3.00%, 02/11/23	350,000	365,207
2.75%, 03/15/23 (a)	325,000	337,324
3.13%, 03/15/26 (a)	650,000	710,937
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	70,000	76,834
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	150,000	154,484
2.70%, 03/13/23	200,000	208,046
3.35%, 05/15/24	225,000	242,716
3.15%, 03/15/25	150,000	162,246
3.35%, 05/03/26 (a)	750,000	824,602
CNA Financial Corp.
3.95%, 05/15/24 (a)	25,000	27,097
4.50%, 03/01/26 (a)	100,000	113,424
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	227,182
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	16,000	16,928
Fidelity National Financial, Inc.
5.50%, 09/01/22	200,000	210,996
First American Financial Corp.
4.60%, 11/15/24	250,000	276,920
Globe Life, Inc.
3.80%, 09/15/22	100,000	103,910
Humana, Inc.
3.15%, 12/01/22 (a)	275,000	283,569
2.90%, 12/15/22 (a)	250,000	258,220
3.85%, 10/01/24 (a)	75,000	81,464
4.50%, 04/01/25 (a)	100,000	112,031
Kemper Corp.
4.35%, 02/15/25 (a)	320,000	351,501
Lincoln National Corp.
4.00%, 09/01/23	150,000	161,120
Loews Corp.
2.63%, 05/15/23 (a)	200,000	207,232
3.75%, 04/01/26 (a)	100,000	111,282
Manulife Financial Corp.
4.15%, 03/04/26	100,000	113,070
Markel Corp.
4.90%, 07/01/22	10,000	10,423
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	165,000	172,278
3.88%, 03/15/24 (a)	510,000	553,396
3.50%, 06/03/24 (a)	30,000	32,290
3.50%, 03/10/25 (a)	100,000	108,807
MetLife, Inc.
3.05%, 12/15/22	170,000	175,659
4.37%, 09/15/23	25,000	27,101
3.60%, 04/10/24	275,000	297,575
3.00%, 03/01/25	250,000	268,817
3.60%, 11/13/25 (a)	150,000	165,800
Old Republic International Corp.
4.88%, 10/01/24 (a)	175,000	195,643
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Primerica, Inc.
4.75%, 07/15/22	75,000	78,232
Principal Financial Group, Inc.
3.13%, 05/15/23	275,000	288,731
3.40%, 05/15/25 (a)	100,000	108,482
Prudential Financial, Inc.
3.50%, 05/15/24	175,000	189,572
1.50%, 03/10/26 (a)	350,000	355,922
5.88%, 09/15/42 (a)(b)	375,000	396,262
5.63%, 06/15/43 (a)(b)	80,000	86,205
5.20%, 03/15/44 (a)(b)	150,000	161,883
5.38%, 05/15/45 (a)(b)	200,000	221,740
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	108,664
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	20,000	21,789
Swiss Re America Holding Corp.
7.00%, 02/15/26	225,000	281,644
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	169,287
UnitedHealth Group, Inc.
3.35%, 07/15/22	250,000	257,977
2.38%, 10/15/22	250,000	256,690
2.75%, 02/15/23 (a)	100,000	103,321
2.88%, 03/15/23	400,000	417,336
3.50%, 06/15/23	200,000	212,206
3.50%, 02/15/24	50,000	53,879
0.55%, 05/15/24 (a)	50,000	49,976
2.38%, 08/15/24	225,000	236,822
3.75%, 07/15/25	300,000	333,081
3.70%, 12/15/25	450,000	501,448
1.25%, 01/15/26	150,000	151,428
3.10%, 03/15/26	200,000	218,176
1.15%, 05/15/26 (a)	200,000	200,230
Unum Group
4.00%, 03/15/24	250,000	270,187
Voya Financial, Inc.
3.13%, 07/15/24 (a)	150,000	159,803
5.65%, 05/15/53 (a)(b)	170,000	182,194
Willis North America, Inc.
3.60%, 05/15/24 (a)	225,000	242,035
XLIT Ltd.
4.45%, 03/31/25	115,000	129,039
		21,189,956
REITs 2.4%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	163,762
4.30%, 01/15/26 (a)	200,000	224,816
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	26,226
4.13%, 07/01/24 (a)	225,000	245,398
AvalonBay Communities, Inc.
4.20%, 12/15/23 (a)	200,000	215,982
3.50%, 11/15/24 (a)	125,000	135,409
3.45%, 06/01/25 (a)	75,000	81,981
3.50%, 11/15/25 (a)	250,000	274,137
Boston Properties LP
3.13%, 09/01/23 (a)	350,000	367,052
3.80%, 02/01/24 (a)	125,000	133,824
3.20%, 01/15/25 (a)	170,000	182,077
3.65%, 02/01/26 (a)	450,000	496,296

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brandywine Operating Partnership LP
3.95%, 02/15/23 (a)	25,000	26,131
4.10%, 10/01/24 (a)	225,000	244,415
Brixmor Operating Partnership LP
3.25%, 09/15/23 (a)	150,000	157,682
3.65%, 06/15/24 (a)	175,000	188,667
3.85%, 02/01/25 (a)	20,000	21,747
4.13%, 06/15/26 (a)	175,000	195,176
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	20,000	21,588
Corporate Office Properties LP
5.00%, 07/01/25 (a)	200,000	225,930
2.25%, 03/15/26 (a)	150,000	154,256
CubeSmart LP
4.38%, 12/15/23 (a)	10,000	10,810
4.00%, 11/15/25 (a)	100,000	110,709
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	220,000	232,399
Digital Realty Trust LP
4.75%, 10/01/25 (a)	150,000	170,587
Duke Realty LP
3.75%, 12/01/24 (a)	250,000	271,762
ERP Operating LP
3.00%, 04/15/23 (a)	125,000	129,990
Essex Portfolio LP
3.25%, 05/01/23 (a)	225,000	234,751
3.88%, 05/01/24 (a)	225,000	242,341
3.50%, 04/01/25 (a)	15,000	16,254
3.38%, 04/15/26 (a)	150,000	163,226
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	200,000	214,696
1.25%, 02/15/26 (a)	100,000	99,391
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	26,874
4.00%, 06/01/25 (a)	225,000	248,485
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	345,000	363,778
3.88%, 04/01/24 (a)	165,000	176,335
4.50%, 02/01/26 (a)	100,000	109,915
Kilroy Realty LP
3.80%, 01/15/23 (a)	25,000	26,010
3.45%, 12/15/24 (a)	125,000	133,618
4.38%, 10/01/25 (a)	100,000	111,004
Kimco Realty Corp.
3.40%, 11/01/22 (a)	150,000	155,199
3.13%, 06/01/23 (a)	175,000	182,619
2.70%, 03/01/24 (a)	200,000	209,322
3.30%, 02/01/25 (a)	25,000	26,954
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	42,978
3.75%, 06/15/24 (a)	200,000	216,208
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	130,000	140,577
4.00%, 11/15/25 (a)	100,000	110,903
Office Properties Income Trust
4.00%, 07/15/22 (a)	50,000	51,643
4.25%, 05/15/24 (a)	150,000	160,215
4.50%, 02/01/25 (a)	200,000	217,498
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	70,000	74,689
4.95%, 04/01/24 (a)	200,000	217,788
4.50%, 01/15/25 (a)	75,000	82,266
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	200,000	207,966
4.45%, 03/15/24 (a)	75,000	80,997
Public Storage
2.37%, 09/15/22 (a)	50,000	51,137
0.88%, 02/15/26 (a)	225,000	223,711
Realty Income Corp.
4.65%, 08/01/23 (a)	175,000	188,330
3.88%, 07/15/24 (a)	200,000	216,698
0.75%, 03/15/26 (a)	75,000	73,617
Sabra Health Care LP
4.80%, 06/01/24 (a)	110,000	120,561
Simon Property Group LP
2.75%, 02/01/23 (a)	150,000	154,679
2.75%, 06/01/23 (a)	300,000	311,550
3.75%, 02/01/24 (a)	250,000	268,117
2.00%, 09/13/24 (a)	250,000	259,120
3.38%, 10/01/24 (a)	225,000	242,311
3.50%, 09/01/25 (a)	300,000	328,647
3.30%, 01/15/26 (a)	225,000	245,115
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	158,375
4.25%, 02/01/26 (a)	150,000	163,335
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	120,000	123,532
SL Green Realty Corp.
4.50%, 12/01/22 (a)	175,000	182,544
Ventas Realty LP
3.13%, 06/15/23 (a)	200,000	208,512
3.50%, 04/15/24 (a)	275,000	294,555
3.75%, 05/01/24 (a)	35,000	37,581
2.65%, 01/15/25 (a)	110,000	115,847
4.13%, 01/15/26 (a)	300,000	335,958
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	150,000	163,631
4.63%, 11/01/25 (a)	250,000	283,657
Vornado Realty LP
3.50%, 01/15/25 (a)	50,000	53,265
2.15%, 06/01/26 (a)	50,000	50,725
Welltower, Inc.
4.50%, 01/15/24 (a)	25,000	27,107
3.63%, 03/15/24 (a)	280,000	300,742
4.00%, 06/01/25 (a)	300,000	331,308
4.25%, 04/01/26 (a)	225,000	253,816
WP Carey, Inc.
4.60%, 04/01/24 (a)	75,000	82,124
4.00%, 02/01/25 (a)	100,000	109,108
		15,012,624
		266,071,163

Industrial 51.6%
Basic Industry 1.8%
Air Products and Chemicals, Inc.
3.35%, 07/31/24 (a)	100,000	107,605
1.50%, 10/15/25 (a)	100,000	102,370
Albemarle Corp.
4.15%, 12/01/24 (a)	70,000	76,686
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	200,000	215,050
Cabot Corp.
3.70%, 07/15/22	75,000	76,963

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Celanese US Holdings LLC
4.63%, 11/15/22	200,000	210,878
3.50%, 05/08/24 (a)	200,000	214,140
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	215,690
Dow Chemical Co.
4.55%, 11/30/25 (a)	350,000	399,465
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	750,000	812,250
4.49%, 11/15/25 (a)	500,000	568,710
Eastman Chemical Co.
3.60%, 08/15/22 (a)	150,000	154,164
3.80%, 03/15/25 (a)	400,000	437,244
Ecolab, Inc.
2.38%, 08/10/22 (a)	50,000	51,054
3.25%, 01/14/23 (a)	50,000	51,966
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	125,000	128,195
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50,000	55,998
4.00%, 01/14/25 (a)	50,000	54,056
Georgia-Pacific LLC
8.00%, 01/15/24	265,000	313,842
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	120,000	124,912
International Paper Co.
3.80%, 01/15/26 (a)	300,000	333,600
Kinross Gold Corp.
5.95%, 03/15/24 (a)	125,000	139,807
Linde, Inc.
2.20%, 08/15/22 (a)	200,000	203,316
2.70%, 02/21/23 (a)	20,000	20,651
2.65%, 02/05/25 (a)	15,000	15,904
3.20%, 01/30/26 (a)	275,000	300,968
LYB International Finance BV
4.00%, 07/15/23	113,000	120,682
LYB International Finance III LLC
2.88%, 05/01/25 (a)	175,000	185,986
1.25%, 10/01/25 (a)	150,000	149,913
LyondellBasell Industries NV
5.75%, 04/15/24 (a)	400,000	448,168
Mosaic Co.
3.25%, 11/15/22 (a)	235,000	243,310
4.25%, 11/15/23 (a)	250,000	268,552
NewMarket Corp.
4.10%, 12/15/22	20,000	20,959
Newmont Corp.
3.70%, 03/15/23 (a)	50,000	52,265
Nucor Corp.
4.00%, 08/01/23 (a)	250,000	266,310
2.00%, 06/01/25 (a)	100,000	103,504
Nutrien Ltd.
3.15%, 10/01/22 (a)	50,000	51,343
1.90%, 05/13/23	100,000	102,456
3.50%, 06/01/23 (a)	225,000	235,735
3.63%, 03/15/24 (a)	300,000	320,493
3.00%, 04/01/25 (a)	150,000	159,793
Packaging Corp. of America
4.50%, 11/01/23 (a)	100,000	108,124
3.65%, 09/15/24 (a)	250,000	270,765
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	104,425
2.40%, 08/15/24 (a)	75,000	78,534
1.20%, 03/15/26 (a)	300,000	299,544
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	140,000	148,350
1.30%, 08/15/25 (a)	200,000	200,588
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	200,000	221,732
RPM International, Inc.
3.45%, 11/15/22 (a)	150,000	154,759
Southern Copper Corp.
3.50%, 11/08/22	25,000	25,962
3.88%, 04/23/25	175,000	190,934
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	300,000	316,899
2.40%, 06/15/25 (a)	150,000	157,147
WestRock RKT LLC
4.00%, 03/01/23 (a)	35,000	36,703
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	265,525
3.75%, 03/15/25 (a)	200,000	218,570
4.65%, 03/15/26 (a)	150,000	172,200
		11,085,714
Capital Goods 5.6%
3M Co.
1.75%, 02/14/23 (a)	100,000	102,253
2.25%, 03/15/23 (a)	175,000	180,476
3.25%, 02/14/24 (a)	350,000	374,241
2.00%, 02/14/25 (a)	320,000	333,718
2.65%, 04/15/25 (a)	50,000	53,281
3.00%, 08/07/25	350,000	379,617
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	50,000	53,226
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	164,690
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	26,524
2.05%, 03/01/25 (a)	300,000	311,229
Berry Global, Inc.
0.95%, 02/15/24 (a)(e)	300,000	300,792
1.57%, 01/15/26 (a)(e)	425,000	425,722
Boeing Co.
1.17%, 02/04/23 (a)	200,000	200,776
2.80%, 03/01/23 (a)	265,000	274,047
4.51%, 05/01/23 (a)	775,000	826,282
1.88%, 06/15/23 (a)	350,000	356,895
1.95%, 02/01/24	75,000	76,883
1.43%, 02/04/24 (a)	1,000,000	1,002,700
2.80%, 03/01/24 (a)	175,000	182,803
2.85%, 10/30/24 (a)	300,000	315,459
4.88%, 05/01/25 (a)	800,000	897,000
2.75%, 02/01/26 (a)	250,000	261,077
2.20%, 02/04/26 (a)(c)	1,650,000	1,666,186
3.10%, 05/01/26 (a)	200,000	211,784
Carlisle Cos., Inc.
3.75%, 11/15/22 (a)	50,000	51,822
3.50%, 12/01/24 (a)	229,000	247,157
Carrier Global Corp.
2.24%, 02/15/25 (a)	655,000	681,672
Caterpillar Financial Services Corp.
1.95%, 11/18/22	230,000	235,198
2.55%, 11/29/22	180,000	185,771

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 03/01/23	250,000	249,830
2.63%, 03/01/23	250,000	259,657
3.45%, 05/15/23	100,000	105,842
0.65%, 07/07/23	350,000	352,040
0.45%, 09/14/23	150,000	150,270
3.75%, 11/24/23	320,000	345,661
3.65%, 12/07/23	150,000	161,706
2.85%, 05/17/24	175,000	186,307
3.30%, 06/09/24	315,000	339,787
2.15%, 11/08/24	125,000	130,988
3.25%, 12/01/24	350,000	380,660
0.80%, 11/13/25	250,000	248,682
0.90%, 03/02/26 (f)	300,000	299,589
Caterpillar, Inc.
3.40%, 05/15/24 (a)	325,000	349,138
CNH Industrial Capital LLC
1.95%, 07/02/23	150,000	153,834
4.20%, 01/15/24	100,000	108,292
1.88%, 01/15/26 (a)	150,000	152,843
CNH Industrial NV
4.50%, 08/15/23	325,000	350,490
Deere & Co.
2.75%, 04/15/25 (a)	50,000	53,404
Dover Corp.
3.15%, 11/15/25 (a)	100,000	107,704
Eaton Corp.
2.75%, 11/02/22	100,000	103,268
Emerson Electric Co.
2.63%, 02/15/23 (a)	125,000	129,028
Flowserve Corp.
3.50%, 09/15/22 (a)	150,000	154,010
4.00%, 11/15/23 (a)	100,000	106,908
Fortive Corp.
3.15%, 06/15/26 (a)	200,000	217,374
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	214,616
4.00%, 06/15/25 (a)	100,000	110,268
General Dynamics Corp.
3.38%, 05/15/23 (a)	450,000	474,430
2.38%, 11/15/24 (a)	250,000	263,805
3.25%, 04/01/25 (a)	200,000	216,828
3.50%, 05/15/25 (a)	100,000	109,653
1.15%, 06/01/26 (a)	300,000	301,701
General Electric Co.
3.38%, 03/11/24	350,000	375,609
3.45%, 05/15/24 (a)	225,000	241,009
5.55%, 01/05/26	150,000	178,015
Honeywell International, Inc.
2.15%, 08/08/22 (a)	160,000	163,070
0.48%, 08/19/22 (a)	400,000	400,128
2.30%, 08/15/24 (a)	300,000	315,204
1.35%, 06/01/25 (a)	275,000	280,393
Hubbell, Inc.
3.35%, 03/01/26 (a)	100,000	108,192
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	300,000	327,537
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	220,000	235,708
John Deere Capital Corp.
2.15%, 09/08/22	140,000	143,135
2.70%, 01/06/23	125,000	129,520
0.25%, 01/17/23	150,000	149,954
2.80%, 01/27/23	40,000	41,573
2.80%, 03/06/23	450,000	468,994
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 06/07/23	250,000	265,037
0.70%, 07/05/23	200,000	201,434
0.40%, 10/10/23	400,000	400,416
3.65%, 10/12/23	370,000	397,728
3.45%, 01/10/24	50,000	53,712
0.45%, 01/17/24 (f)	250,000	249,652
2.60%, 03/07/24	330,000	348,117
0.45%, 06/07/24	150,000	149,616
2.65%, 06/24/24	20,000	21,292
2.05%, 01/09/25	20,000	20,907
3.45%, 03/13/25	100,000	109,746
3.40%, 09/11/25	200,000	220,984
0.70%, 01/15/26	50,000	49,542
Johnson Controls International plc
3.90%, 02/14/26 (a)	200,000	221,696
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	200,000	212,700
3.95%, 05/28/24 (a)	160,000	173,347
3.83%, 04/27/25 (a)	175,000	191,991
Leggett & Platt, Inc.
3.40%, 08/15/22 (a)	150,000	153,567
3.80%, 11/15/24 (a)	50,000	54,104
Legrand France S.A.
8.50%, 02/15/25	170,000	215,142
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	201,462
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	270,000	280,203
2.90%, 03/01/25 (a)	100,000	107,297
3.55%, 01/15/26 (a)	750,000	829,380
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	250,000	272,897
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	208,928
Northrop Grumman Corp.
3.25%, 08/01/23	400,000	423,276
2.93%, 01/15/25 (a)	225,000	239,958
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	425,000	441,936
Owens Corning
4.20%, 12/01/24 (a)	200,000	219,228
Parker-Hannifin Corp.
3.50%, 09/15/22	250,000	259,242
2.70%, 06/14/24 (a)	225,000	237,355
Precision Castparts Corp.
2.50%, 01/15/23 (a)	335,000	344,554
3.25%, 06/15/25 (a)	100,000	108,538
Raytheon Technologies Corp.
2.50%, 12/15/22 (a)(e)	325,000	333,573
3.70%, 12/15/23 (a)	225,000	240,772
3.20%, 03/15/24 (a)	100,000	106,422
3.95%, 08/16/25 (a)	450,000	500,517
Republic Services, Inc.
4.75%, 05/15/23 (a)	50,000	53,545
2.50%, 08/15/24 (a)	220,000	231,150
3.20%, 03/15/25 (a)	230,000	247,567
0.88%, 11/15/25 (a)	175,000	173,546
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	106,412
Roper Technologies, Inc.
0.45%, 08/15/22	200,000	200,144
3.13%, 11/15/22 (a)	75,000	77,282
3.65%, 09/15/23 (a)	225,000	240,001
2.35%, 09/15/24 (a)	75,000	78,593

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 09/15/25 (a)	225,000	223,749
3.85%, 12/15/25 (a)	150,000	166,341
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	165,062
4.00%, 03/15/60 (a)(b)	175,000	186,823
Teledyne Technologies, Inc.
0.65%, 04/01/23	200,000	200,072
0.95%, 04/01/24 (a)	100,000	100,159
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,838
3.88%, 03/01/25 (a)	200,000	218,458
4.00%, 03/15/26 (a)	150,000	167,766
Timken Co.
3.88%, 09/01/24 (a)	125,000	134,029
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	335,000	359,341
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	200,000	216,100
Vontier Corp.
1.80%, 04/01/26 (a)(e)	225,000	224,480
Vulcan Materials Co.
4.50%, 04/01/25 (a)	150,000	167,573
Waste Management, Inc.
2.90%, 09/15/22 (a)	10,000	10,242
2.40%, 05/15/23 (a)	180,000	186,289
3.13%, 03/01/25 (a)	150,000	161,598
0.75%, 11/15/25 (a)	250,000	247,880
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(g)(h)	350,000	379,918
3.20%, 06/15/25 (a)	150,000	159,987
WW Grainger, Inc.
1.85%, 02/15/25 (a)	190,000	196,781
		35,183,929
Communications 4.7%
America Movil S.A.B. de C.V.
3.13%, 07/16/22	450,000	462,343
American Tower Corp.
3.50%, 01/31/23	325,000	340,545
3.00%, 06/15/23	175,000	183,328
0.60%, 01/15/24	75,000	74,882
5.00%, 02/15/24	200,000	221,864
3.38%, 05/15/24 (a)	300,000	321,102
2.95%, 01/15/25 (a)	150,000	159,413
2.40%, 03/15/25 (a)	300,000	313,659
1.30%, 09/15/25 (a)	200,000	200,636
1.60%, 04/15/26 (a)	300,000	303,435
AT&T, Inc.
4.05%, 12/15/23	100,000	108,507
3.80%, 03/01/24 (a)	250,000	269,620
3.90%, 03/11/24 (a)	525,000	566,391
0.90%, 03/25/24 (a)	600,000	601,344
4.45%, 04/01/24 (a)	150,000	163,970
3.95%, 01/15/25 (a)	100,000	110,521
3.40%, 05/15/25 (a)	400,000	435,988
3.60%, 07/15/25 (a)	75,000	82,311
3.88%, 01/15/26 (a)	400,000	445,252
4.13%, 02/17/26 (a)	700,000	787,563
1.70%, 03/25/26 (a)	600,000	606,600
Bell Canada
0.75%, 03/17/24	275,000	275,841
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	217,744
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	380,000	402,671
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	735,000	761,056
4.50%, 02/01/24 (a)	310,000	337,826
4.91%, 07/23/25 (a)	1,200,000	1,361,232
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	470,000	528,886
Comcast Corp.
3.60%, 03/01/24	105,000	113,438
3.70%, 04/15/24 (a)	700,000	759,115
3.38%, 02/15/25 (a)	225,000	244,375
3.10%, 04/01/25 (a)	600,000	647,736
3.38%, 08/15/25 (a)	150,000	163,797
3.95%, 10/15/25 (a)	900,000	1,007,442
3.15%, 03/01/26 (a)	650,000	707,759
Crown Castle International Corp.
3.20%, 09/01/24 (a)	450,000	481,059
1.35%, 07/15/25 (a)	200,000	201,490
Discovery Communications LLC
2.95%, 03/20/23 (a)	219,000	227,894
3.80%, 03/13/24 (a)	100,000	107,233
3.90%, 11/15/24 (a)	225,000	244,170
3.45%, 03/15/25 (a)	100,000	107,410
3.95%, 06/15/25 (a)	100,000	109,792
4.90%, 03/11/26 (a)	200,000	228,600
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	200,000	230,538
Fox Corp.
4.03%, 01/25/24 (a)	275,000	297,982
3.05%, 04/07/25 (a)	270,000	289,219
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	118,740
Interpublic Group of Cos., Inc.
4.20%, 04/15/24	150,000	163,436
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	150,000	162,906
3.60%, 04/15/26 (a)	475,000	524,856
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	20,717
4.10%, 10/01/23 (a)	350,000	374,272
3.63%, 12/15/25 (a)	100,000	110,501
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	600,000	650,862
1.50%, 02/15/26 (a)	400,000	402,884
TCI Communications, Inc.
7.88%, 02/15/26	50,000	64,613
Telefonica Emisiones S.A.
4.57%, 04/27/23	200,000	214,244
Time Warner Entertainment Co. LP
8.38%, 03/15/23	375,000	423,979
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	225,000	231,264
3.15%, 09/17/25	250,000	271,987
3.00%, 02/13/26	400,000	434,596
Verizon Communications, Inc.
0.75%, 03/22/24	500,000	502,265
3.50%, 11/01/24 (a)	450,000	487,156
3.38%, 02/15/25	350,000	380,369
0.85%, 11/20/25 (a)	700,000	691,670
1.45%, 03/20/26 (a)	1,150,000	1,161,074

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	70,000	75,294
3.70%, 08/15/24 (a)	250,000	270,067
3.50%, 01/15/25 (a)	50,000	53,792
4.75%, 05/15/25 (a)	300,000	339,570
4.00%, 01/15/26 (a)	250,000	278,162
Vodafone Group PLC
2.50%, 09/26/22	200,000	205,192
2.95%, 02/19/23	125,000	129,915
3.75%, 01/16/24	355,000	384,575
4.13%, 05/30/25	450,000	502,578
Walt Disney Co.
1.65%, 09/01/22	240,000	243,816
3.00%, 09/15/22	300,000	309,654
1.75%, 08/30/24 (a)	250,000	258,358
3.70%, 09/15/24 (a)	250,000	272,105
3.35%, 03/24/25	350,000	380,978
3.70%, 10/15/25 (a)	325,000	359,359
1.75%, 01/13/26	250,000	257,223
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	210,950
WPP Finance 2010
3.63%, 09/07/22	100,000	103,618
3.75%, 09/19/24	270,000	294,135
		29,135,311
Consumer Cyclical 7.9%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	600,000	652,314
Amazon.com, Inc.
2.50%, 11/29/22 (a)	450,000	462,015
2.40%, 02/22/23 (a)	275,000	284,105
0.25%, 05/12/23	200,000	200,086
0.40%, 06/03/23	200,000	200,450
0.45%, 05/12/24	800,000	798,648
2.80%, 08/22/24 (a)	450,000	479,110
3.80%, 12/05/24 (a)	550,000	605,335
0.80%, 06/03/25 (a)	400,000	400,860
5.20%, 12/03/25 (a)	275,000	322,943
1.00%, 05/12/26 (a)	750,000	750,337
American Honda Finance Corp.
0.40%, 10/21/22	150,000	150,267
2.60%, 11/16/22	150,000	154,760
2.05%, 01/10/23	150,000	153,924
1.95%, 05/10/23	450,000	463,077
0.88%, 07/07/23	50,000	50,468
3.45%, 07/14/23	175,000	185,815
0.65%, 09/08/23	275,000	276,356
3.63%, 10/10/23	325,000	348,429
3.55%, 01/12/24	100,000	107,534
2.90%, 02/16/24	150,000	158,985
2.40%, 06/27/24	100,000	105,152
0.55%, 07/12/24	500,000	498,490
2.15%, 09/10/24	130,000	135,924
1.20%, 07/08/25	250,000	252,098
1.00%, 09/10/25	150,000	150,084
Aptiv Corp.
4.15%, 03/15/24 (a)	70,000	75,932
Aptiv PLC
4.25%, 01/15/26 (a)	350,000	395,727
AutoNation, Inc.
3.50%, 11/15/24 (a)	190,000	204,653
AutoZone, Inc.
3.13%, 04/18/24 (a)	200,000	213,012
3.25%, 04/15/25 (a)	15,000	16,151
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/15/25 (a)	390,000	426,738
3.13%, 04/21/26 (a)	100,000	108,689
Block Financial LLC
5.50%, 11/01/22 (a)	150,000	156,047
5.25%, 10/01/25 (a)	150,000	170,628
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	275,000	300,801
BorgWarner, Inc.
3.38%, 03/15/25 (a)	160,000	173,163
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	115,937
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	30,000	31,815
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	15,972
0.75%, 09/01/25 (a)	200,000	198,784
Dollar General Corp.
3.25%, 04/15/23 (a)	275,000	287,001
4.15%, 11/01/25 (a)	300,000	336,273
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	245,000	258,931
4.00%, 05/15/25 (a)	100,000	110,402
DR Horton, Inc.
4.38%, 09/15/22 (a)	135,000	139,991
4.75%, 02/15/23 (a)	100,000	105,900
5.75%, 08/15/23 (a)	215,000	235,466
2.50%, 10/15/24 (a)	100,000	104,915
2.60%, 10/15/25 (a)	215,000	226,750
eBay, Inc.
2.60%, 07/15/22 (a)	200,000	203,538
2.75%, 01/30/23 (a)	200,000	207,150
3.45%, 08/01/24 (a)	120,000	128,984
1.90%, 03/11/25 (a)	100,000	103,435
1.40%, 05/10/26 (a)	200,000	200,588
Expedia Group, Inc.
3.60%, 12/15/23 (a)	150,000	159,485
4.50%, 08/15/24 (a)	95,000	104,123
5.00%, 02/15/26 (a)	250,000	285,745
General Motors Co.
4.88%, 10/02/23	625,000	680,587
5.40%, 10/02/23	350,000	385,420
4.00%, 04/01/25	430,000	472,897
6.13%, 10/01/25 (a)	400,000	473,668
General Motors Financial Co., Inc.
3.55%, 07/08/22	350,000	361,175
3.25%, 01/05/23 (a)	125,000	129,751
5.20%, 03/20/23	450,000	484,650
3.70%, 05/09/23 (a)	400,000	420,184
4.25%, 05/15/23	300,000	319,041
4.15%, 06/19/23 (a)	200,000	212,502
1.70%, 08/18/23	250,000	255,183
5.10%, 01/17/24 (a)	300,000	330,543
3.95%, 04/13/24 (a)	70,000	75,448
3.50%, 11/07/24 (a)	350,000	375,760
4.00%, 01/15/25 (a)	200,000	218,014
4.35%, 04/09/25 (a)	400,000	442,564
2.75%, 06/20/25 (a)	250,000	263,423
4.30%, 07/13/25 (a)	550,000	608,404
1.25%, 01/08/26 (a)	275,000	273,259
5.25%, 03/01/26 (a)	600,000	693,468
1.50%, 06/10/26 (a)	350,000	348,267
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	120,000	131,161
3.35%, 09/01/24 (a)	240,000	254,539

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 06/01/25 (a)	425,000	479,141
5.38%, 04/15/26 (a)	50,000	57,576
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	150,000	161,910
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	150,000	166,088
Home Depot, Inc.
2.70%, 04/01/23 (a)	365,000	378,421
3.75%, 02/15/24 (a)	40,000	43,110
3.35%, 09/15/25 (a)	350,000	383,624
3.00%, 04/01/26 (a)	200,000	217,940
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	225,000	234,479
5.38%, 04/23/25 (a)	90,000	101,751
4.85%, 03/15/26 (a)	225,000	251,694
Kohl's Corp.
4.25%, 07/17/25 (a)	100,000	109,290
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	419,908
2.90%, 06/25/25 (a)	275,000	286,842
Lennar Corp.
4.75%, 11/15/22 (a)	150,000	157,008
4.88%, 12/15/23 (a)	150,000	163,268
4.50%, 04/30/24 (a)	175,000	191,587
5.88%, 11/15/24 (a)	175,000	199,010
4.75%, 05/30/25 (a)	125,000	140,425
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	525,000	562,653
4.00%, 04/15/25 (a)	75,000	83,047
3.38%, 09/15/25 (a)	100,000	109,483
2.50%, 04/15/26 (a)	425,000	451,333
Magna International, Inc.
3.63%, 06/15/24 (a)	275,000	296,821
4.15%, 10/01/25 (a)	200,000	223,834
Marriott International, Inc.
4.15%, 12/01/23 (a)	250,000	268,110
3.60%, 04/15/24 (a)	115,000	122,643
5.75%, 05/01/25 (a)	350,000	404,302
3.75%, 10/01/25 (a)	200,000	216,450
McDonald's Corp.
3.35%, 04/01/23 (a)	500,000	524,580
3.38%, 05/26/25 (a)	50,000	54,327
3.30%, 07/01/25 (a)	575,000	624,812
1.45%, 09/01/25 (a)	50,000	51,042
3.70%, 01/30/26 (a)	400,000	444,852
NIKE, Inc.
2.25%, 05/01/23 (a)	250,000	257,873
2.40%, 03/27/25 (a)	80,000	84,635
NVR, Inc.
3.95%, 09/15/22 (a)	150,000	154,967
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	115,000	118,475
3.85%, 06/15/23 (a)	200,000	211,484
3.55%, 03/15/26 (a)	150,000	166,080
PACCAR Financial Corp.
2.00%, 09/26/22	100,000	102,123
2.65%, 04/06/23	125,000	130,119
0.80%, 06/08/23	150,000	151,311
3.40%, 08/09/23	125,000	132,820
0.35%, 08/11/23	150,000	149,960
0.35%, 02/02/24	200,000	199,228
2.15%, 08/15/24	200,000	209,306
1.80%, 02/06/25	10,000	10,313
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PulteGroup, Inc.
5.50%, 03/01/26 (a)	100,000	117,244
PVH Corp.
4.63%, 07/10/25 (a)(e)	225,000	251,165
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	300,000	330,972
Ross Stores, Inc.
4.60%, 04/15/25 (a)	220,000	248,437
0.88%, 04/15/26 (a)	100,000	98,051
Sands China Ltd.
4.60%, 08/08/23 (a)	450,000	478,341
5.13%, 08/08/25 (a)	400,000	447,956
3.80%, 01/08/26 (a)	300,000	320,322
Starbucks Corp.
3.10%, 03/01/23 (a)	80,000	83,523
3.80%, 08/15/25 (a)	400,000	443,116
Stellantis N.V.
5.25%, 04/15/23	450,000	485,253
Tapestry, Inc.
3.00%, 07/15/22 (a)	215,000	219,352
4.25%, 04/01/25 (a)	150,000	163,233
Target Corp.
3.50%, 07/01/24	315,000	342,093
2.25%, 04/15/25 (a)	350,000	367,468
2.50%, 04/15/26	200,000	215,240
TJX Cos., Inc.
2.50%, 05/15/23 (a)	125,000	129,368
Toyota Motor Corp.
3.42%, 07/20/23	300,000	318,585
0.68%, 03/25/24 (a)	550,000	551,050
1.34%, 03/25/26 (a)	400,000	404,780
Toyota Motor Credit Corp.
2.15%, 09/08/22	100,000	102,157
0.35%, 10/14/22	250,000	250,295
2.63%, 01/10/23	100,000	103,511
2.70%, 01/11/23	150,000	155,451
2.90%, 03/30/23	600,000	626,730
0.40%, 04/06/23	300,000	300,258
0.50%, 08/14/23	550,000	551,248
1.35%, 08/25/23	350,000	356,947
3.45%, 09/20/23	750,000	800,407
0.45%, 01/11/24	150,000	149,606
2.90%, 04/17/24	250,000	265,698
1.80%, 02/13/25	225,000	232,238
3.00%, 04/01/25	550,000	591,332
3.40%, 04/14/25	100,000	109,224
0.80%, 10/16/25	300,000	297,912
0.80%, 01/09/26	250,000	247,373
VF Corp.
2.40%, 04/23/25 (a)	275,000	288,555
Walgreen Co.
3.10%, 09/15/22	350,000	361,676
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	540,000	588,703
3.45%, 06/01/26 (a)	400,000	435,444
Walmart, Inc.
2.35%, 12/15/22 (a)	275,000	282,862
2.55%, 04/11/23 (a)	250,000	259,100
3.40%, 06/26/23 (a)	800,000	847,400
3.30%, 04/22/24 (a)	425,000	455,698
2.85%, 07/08/24 (a)	500,000	533,215
2.65%, 12/15/24 (a)	315,000	335,774
3.55%, 06/26/25 (a)	425,000	469,072
		49,033,690

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Non-Cyclical 12.5%
Abbott Laboratories
3.40%, 11/30/23 (a)	300,000	319,902
2.95%, 03/15/25 (a)	150,000	161,252
3.88%, 09/15/25 (a)	175,000	195,421
AbbVie, Inc.
3.25%, 10/01/22 (a)	575,000	591,221
2.90%, 11/06/22	800,000	826,696
3.20%, 11/06/22 (a)	250,000	258,188
2.30%, 11/21/22	900,000	923,940
2.85%, 05/14/23 (a)	450,000	468,549
3.75%, 11/14/23 (a)	175,000	187,845
3.85%, 06/15/24 (a)	300,000	325,404
2.60%, 11/21/24 (a)	900,000	949,545
3.80%, 03/15/25 (a)	800,000	875,184
3.60%, 05/14/25 (a)	1,100,000	1,201,145
3.20%, 05/14/26 (a)	550,000	597,019
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	255,000	270,660
Altria Group, Inc.
2.85%, 08/09/22 (f)	145,000	148,931
4.00%, 01/31/24	465,000	504,251
3.80%, 02/14/24 (a)(f)	225,000	241,848
2.35%, 05/06/25 (a)	305,000	319,195
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	500,000	501,045
3.40%, 05/15/24 (a)	175,000	187,171
3.25%, 03/01/25 (a)	170,000	182,633
Amgen, Inc.
2.25%, 08/19/23 (a)	50,000	51,795
3.63%, 05/22/24 (a)	500,000	538,540
1.90%, 02/21/25 (a)	170,000	175,930
3.13%, 05/01/25 (a)	100,000	107,596
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,050,000	1,161,006
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	600,000	662,274
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	50,000	53,320
Astrazeneca Finance LLC
0.70%, 05/28/24 (a)	600,000	599,454
1.20%, 05/28/26 (a)	425,000	423,623
AstraZeneca PLC
0.30%, 05/26/23	500,000	498,765
3.50%, 08/17/23 (a)	75,000	79,690
3.38%, 11/16/25	450,000	493,020
0.70%, 04/08/26 (a)	400,000	389,972
BAT Capital Corp.
2.76%, 08/15/22 (a)	100,000	102,357
3.22%, 08/15/24 (a)	850,000	903,269
2.79%, 09/06/24 (a)	200,000	210,328
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	350,535
Baxalta, Inc.
4.00%, 06/23/25 (a)	425,000	469,990
Becton Dickinson & Co.
3.36%, 06/06/24 (a)	375,000	401,876
3.73%, 12/15/24 (a)	495,000	539,332
Biogen, Inc.
3.63%, 09/15/22	175,000	181,755
4.05%, 09/15/25 (a)	650,000	724,093
Boston Scientific Corp.
3.38%, 05/15/22	25,000	25,670
3.45%, 03/01/24 (a)	200,000	213,666
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 05/15/25	300,000	331,431
3.75%, 03/01/26 (a)	275,000	305,352
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200,000	203,804
3.55%, 08/15/22	450,000	466,146
2.75%, 02/15/23 (a)	100,000	103,686
3.25%, 02/20/23 (a)	48,000	50,156
0.54%, 11/13/23 (a)	350,000	350,290
3.63%, 05/15/24 (a)	200,000	215,762
2.90%, 07/26/24 (a)	600,000	640,140
3.88%, 08/15/25 (a)	700,000	779,268
0.75%, 11/13/25 (a)	400,000	396,612
3.20%, 06/15/26 (a)	200,000	219,626
Brown-Forman Corp.
3.50%, 04/15/25 (a)	150,000	163,748
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	182,000	187,000
4.35%, 03/15/24 (a)	300,000	326,652
1.63%, 08/17/25 (a)	200,000	202,400
Campbell Soup Co.
2.50%, 08/02/22	50,000	51,117
3.65%, 03/15/23 (a)	90,000	94,576
3.95%, 03/15/25 (a)	250,000	275,650
3.30%, 03/19/25 (a)	150,000	161,666
Cardinal Health, Inc.
3.20%, 03/15/23	100,000	104,471
3.08%, 06/15/24 (a)	250,000	265,367
3.50%, 11/15/24 (a)	220,000	237,134
3.75%, 09/15/25 (a)	175,000	192,563
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	165,000	168,478
2.88%, 10/01/22	50,000	51,563
Cigna Corp.
3.00%, 07/15/23 (a)	225,000	235,645
3.75%, 07/15/23 (a)	467,000	497,355
0.61%, 03/15/24 (a)	200,000	200,094
3.50%, 06/15/24 (a)	200,000	214,710
3.25%, 04/15/25 (a)	300,000	323,526
4.13%, 11/15/25 (a)	575,000	644,862
4.50%, 02/25/26 (a)	375,000	427,264
1.25%, 03/15/26 (a)	100,000	100,366
Clorox Co.
3.05%, 09/15/22 (a)	150,000	153,839
3.50%, 12/15/24 (a)	225,000	244,661
Coca-Cola Co.
1.75%, 09/06/24	300,000	311,889
Colgate-Palmolive Co.
2.25%, 11/15/22	315,000	323,473
2.10%, 05/01/23	25,000	25,818
3.25%, 03/15/24	325,000	349,092
CommonSpirit Health
2.95%, 11/01/22	150,000	154,884
1.55%, 10/01/25 (a)	275,000	277,612
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	210,000	217,440
4.30%, 05/01/24 (a)	75,000	82,313
4.60%, 11/01/25 (a)	325,000	369,632
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	100,000	102,739
3.20%, 02/15/23 (a)	100,000	104,181
4.25%, 05/01/23	450,000	480,163
4.75%, 11/15/24	150,000	168,542
4.40%, 11/15/25 (a)	150,000	169,500
4.75%, 12/01/25	200,000	230,060

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CVS Health Corp.
3.50%, 07/20/22 (a)	200,000	205,610
2.75%, 12/01/22 (a)	250,000	256,985
4.75%, 12/01/22 (a)	365,000	383,133
3.70%, 03/09/23 (a)	595,000	626,541
4.00%, 12/05/23 (a)	200,000	214,984
3.38%, 08/12/24 (a)	200,000	215,074
2.63%, 08/15/24 (a)	290,000	306,333
4.10%, 03/25/25 (a)	375,000	415,901
3.88%, 07/20/25 (a)	500,000	552,285
2.88%, 06/01/26 (a)	400,000	430,064
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	54,747
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	255,835
2.20%, 11/15/24 (a)	205,000	214,174
Diageo Capital PLC
2.63%, 04/29/23 (a)	400,000	414,760
2.13%, 10/24/24 (a)	200,000	209,080
1.38%, 09/29/25 (a)	400,000	406,784
Dignity Health
3.13%, 11/01/22	225,000	232,871
Eli Lilly and Co.
2.75%, 06/01/25 (a)	200,000	213,966
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	156,836
General Mills, Inc.
2.60%, 10/12/22 (a)	50,000	51,305
3.70%, 10/17/23 (a)	400,000	428,156
3.65%, 02/15/24 (a)	300,000	321,552
4.00%, 04/17/25 (a)	100,000	110,818
Gilead Sciences, Inc.
3.25%, 09/01/22 (a)	505,000	519,579
0.75%, 09/29/23 (a)	550,000	550,489
3.70%, 04/01/24 (a)	595,000	639,571
3.50%, 02/01/25 (a)	400,000	433,612
3.65%, 03/01/26 (a)	800,000	882,840
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	400,000	400,716
3.00%, 06/01/24 (a)	350,000	373,415
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	325,000	338,591
3.38%, 05/15/23	275,000	290,471
3.63%, 05/15/25	250,000	276,040
Hasbro, Inc.
2.60%, 11/19/22	100,000	102,900
3.00%, 11/19/24 (a)	325,000	346,060
HCA, Inc.
4.75%, 05/01/23	485,000	520,133
5.00%, 03/15/24	400,000	442,284
5.25%, 04/15/25	225,000	257,740
5.25%, 06/15/26 (a)	400,000	463,012
Hershey Co.
3.38%, 05/15/23 (a)	65,000	68,455
2.05%, 11/15/24 (a)	300,000	313,548
Hormel Foods Corp.
0.65%, 06/03/24 (a)	300,000	300,684
Illumina, Inc.
0.55%, 03/23/23	250,000	250,400
JM Smucker Co.
3.50%, 03/15/25	150,000	163,452
Johnson & Johnson
3.38%, 12/05/23	500,000	537,665
2.63%, 01/15/25 (a)	245,000	260,984
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.55%, 09/01/25 (a)	225,000	222,903
2.45%, 03/01/26 (a)	650,000	692,900
Kellogg Co.
2.65%, 12/01/23	225,000	236,354
3.25%, 04/01/26	100,000	109,246
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	226,000	240,975
3.13%, 12/15/23 (a)	200,000	212,320
0.75%, 03/15/24 (a)	450,000	450,679
4.42%, 05/25/25 (a)	150,000	168,494
3.40%, 11/15/25 (a)	150,000	164,058
Kimberly-Clark Corp.
3.05%, 08/15/25	200,000	216,672
2.75%, 02/15/26	100,000	108,717
Kroger Co.
2.80%, 08/01/22 (a)	70,000	71,680
4.00%, 02/01/24 (a)	35,000	37,693
3.50%, 02/01/26 (a)	225,000	247,244
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	100,000	106,899
3.25%, 09/01/24 (a)	175,000	187,425
2.30%, 12/01/24 (a)	175,000	183,323
3.60%, 02/01/25 (a)	250,000	270,642
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	20,000	20,474
3.15%, 08/15/24 (a)	275,000	293,450
0.90%, 02/15/26 (a)	100,000	98,334
McKesson Corp.
2.70%, 12/15/22 (a)	50,000	51,348
2.85%, 03/15/23 (a)	139,000	143,576
3.80%, 03/15/24 (a)	350,000	376,670
0.90%, 12/03/25 (a)	200,000	197,270
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	250,000	281,297
Medtronic, Inc.
3.50%, 03/15/25	280,000	307,490
Merck & Co., Inc.
2.40%, 09/15/22 (a)	275,000	280,692
2.80%, 05/18/23	300,000	313,950
2.90%, 03/07/24 (a)	470,000	499,384
2.75%, 02/10/25 (a)	470,000	500,931
0.75%, 02/24/26 (a)	375,000	372,480
Mondelez International, Inc.
0.63%, 07/01/22	350,000	351,319
1.50%, 05/04/25 (a)	175,000	178,271
3.63%, 02/13/26 (a)	300,000	331,548
Mylan, Inc.
4.20%, 11/29/23 (a)	300,000	321,924
Novartis Capital Corp.
2.40%, 09/21/22	100,000	102,575
3.40%, 05/06/24	775,000	836,279
1.75%, 02/14/25 (a)	35,000	36,151
3.00%, 11/20/25 (a)	600,000	651,372
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	151,446
PepsiCo, Inc.
3.10%, 07/17/22 (a)	175,000	179,424
2.75%, 03/01/23	300,000	312,183
0.75%, 05/01/23	400,000	403,452
0.40%, 10/07/23	250,000	250,273
3.60%, 03/01/24 (a)	250,000	268,755
2.25%, 03/19/25 (a)	175,000	184,000
2.75%, 04/30/25 (a)	275,000	294,297

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 07/17/25 (a)	100,000	109,866
2.85%, 02/24/26 (a)	525,000	567,341
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (a)	400,000	440,864
Pfizer, Inc.
3.20%, 09/15/23 (a)	500,000	529,555
2.95%, 03/15/24 (a)	200,000	212,856
3.40%, 05/15/24	375,000	406,102
2.75%, 06/03/26	475,000	514,116
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	150,000	153,249
2.50%, 08/22/22	400,000	410,340
2.50%, 11/02/22 (a)	200,000	205,484
1.13%, 05/01/23	150,000	152,027
2.13%, 05/10/23 (a)	490,000	504,818
3.60%, 11/15/23	150,000	161,495
2.88%, 05/01/24 (a)	290,000	308,490
3.25%, 11/10/24	180,000	194,942
1.50%, 05/01/25 (a)	125,000	127,601
3.38%, 08/11/25 (a)	50,000	54,565
2.75%, 02/25/26 (a)	200,000	213,734
0.88%, 05/01/26 (a)	150,000	148,188
Procter & Gamble Co.
2.15%, 08/11/22	585,000	597,537
3.10%, 08/15/23	400,000	424,200
0.55%, 10/29/25	225,000	222,424
1.00%, 04/23/26	300,000	302,709
Quest Diagnostics, Inc.
4.25%, 04/01/24 (a)	175,000	190,057
3.50%, 03/30/25 (a)	25,000	27,142
Reynolds American, Inc.
4.85%, 09/15/23	230,000	250,976
4.45%, 06/12/25 (a)	650,000	720,908
Royalty Pharma PLC
0.75%, 09/02/23 (e)	325,000	326,085
1.20%, 09/02/25 (a)(e)	250,000	248,103
Sanofi
3.38%, 06/19/23 (a)	175,000	184,975
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	575,000	601,852
SSM Health Care Corp.
3.69%, 06/01/23 (a)	215,000	226,152
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	200,030
3.38%, 05/15/24 (a)	150,000	160,934
1.15%, 06/15/25 (a)	250,000	251,563
3.38%, 11/01/25 (a)	250,000	273,165
3.50%, 03/15/26 (a)	300,000	330,930
Sutter Health
1.32%, 08/15/25 (a)	200,000	201,928
Sysco Corp.
3.55%, 03/15/25 (a)	150,000	163,383
5.65%, 04/01/25 (a)	100,000	116,034
3.75%, 10/01/25 (a)	125,000	137,579
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	217,158
The Kroger Co.
3.85%, 08/01/23 (a)	200,000	212,314
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	200,000	221,858
3.65%, 12/15/25 (a)	250,000	275,705
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tyson Foods, Inc.
3.90%, 09/28/23 (a)	200,000	214,374
3.95%, 08/15/24 (a)	375,000	408,187
4.00%, 03/01/26 (a)	350,000	390,722
Unilever Capital Corp.
3.13%, 03/22/23 (a)	200,000	209,344
0.38%, 09/14/23	100,000	100,138
3.25%, 03/07/24 (a)	250,000	267,362
2.60%, 05/05/24 (a)	150,000	158,268
3.38%, 03/22/25 (a)	200,000	218,018
3.10%, 07/30/25	100,000	108,724
UPMC
3.60%, 04/03/25	250,000	272,085
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	200,000	220,402
Viatris, Inc.
1.65%, 06/22/25 (a)(e)	350,000	354,795
Whirlpool Corp.
4.00%, 03/01/24	10,000	10,872
3.70%, 05/01/25	200,000	218,882
Wyeth LLC
6.45%, 02/01/24	250,000	288,187
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	75,000	78,852
3.55%, 04/01/25 (a)	700,000	759,920
Zoetis, Inc.
3.25%, 02/01/23 (a)	475,000	493,354
4.50%, 11/13/25 (a)	100,000	113,523
		77,865,836
Energy 7.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	410,000	423,653
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	36,171
4.95%, 12/15/24 (a)	250,000	279,845
BP Capital Markets America, Inc.
2.52%, 09/19/22 (a)	250,000	256,332
2.94%, 04/06/23	150,000	156,483
2.75%, 05/10/23	365,000	380,618
3.22%, 11/28/23 (a)	275,000	291,420
3.79%, 02/06/24 (a)	440,000	474,822
3.22%, 04/14/24 (a)	75,000	79,968
3.19%, 04/06/25 (a)	380,000	409,625
3.80%, 09/21/25 (a)	200,000	221,730
3.41%, 02/11/26 (a)	200,000	218,938
3.12%, 05/04/26 (a)	300,000	325,713
BP Capital Markets PLC
2.50%, 11/06/22	200,000	205,796
2.75%, 05/10/23	150,000	156,365
3.99%, 09/26/23	350,000	377,370
3.81%, 02/10/24	250,000	270,607
3.54%, 11/04/24	175,000	190,691
3.51%, 03/17/25	250,000	273,810
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	150,000	155,447
3.80%, 04/15/24 (a)	150,000	161,291
3.90%, 02/01/25 (a)	150,000	163,400
2.05%, 07/15/25 (a)	200,000	205,832
Cenovus Energy, Inc.
3.80%, 09/15/23 (a)	225,000	237,422
5.38%, 07/15/25 (a)	250,000	286,225

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	500,000	572,890
5.88%, 03/31/25 (a)	400,000	459,028
Chevron Corp.
2.36%, 12/05/22 (a)	400,000	409,752
1.14%, 05/11/23	300,000	304,539
2.57%, 05/16/23 (a)	300,000	311,454
3.19%, 06/24/23 (a)	400,000	419,924
2.90%, 03/03/24 (a)	550,000	582,373
1.55%, 05/11/25 (a)	150,000	153,720
3.33%, 11/17/25 (a)	525,000	575,274
2.95%, 05/16/26 (a)	600,000	650,880
Chevron USA, Inc.
0.33%, 08/12/22	250,000	250,213
3.90%, 11/15/24 (a)	395,000	433,769
0.69%, 08/12/25 (a)	200,000	198,616
Cimarex Energy Co.
4.38%, 06/01/24 (a)	25,000	27,225
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	350,000	393,589
ConocoPhillips Co.
4.95%, 03/15/26 (a)	600,000	697,170
Devon Energy Corp.
5.25%, 09/15/24 (a)(e)	200,000	222,976
5.85%, 12/15/25 (a)	225,000	264,361
Diamondback Energy, Inc.
0.90%, 03/24/23 (a)	250,000	250,075
2.88%, 12/01/24 (a)	335,000	354,316
4.75%, 05/31/25 (a)	225,000	253,845
5.38%, 05/31/25 (a)	125,000	128,921
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	211,878
2.50%, 11/15/24 (a)	120,000	125,964
3.60%, 12/15/24 (a)	61,000	66,029
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	106,578
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	88,673
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	255,955
4.00%, 10/01/23 (a)	200,000	213,638
3.50%, 06/10/24 (a)	400,000	429,904
2.50%, 01/15/25 (a)	25,000	26,234
Energy Transfer Operating LP
3.60%, 02/01/23 (a)	125,000	129,721
4.25%, 03/15/23 (a)	150,000	157,449
4.20%, 09/15/23 (a)	250,000	267,367
5.88%, 01/15/24 (a)	250,000	277,017
4.90%, 02/01/24 (a)	370,000	402,553
4.50%, 04/15/24 (a)	220,000	239,661
4.05%, 03/15/25 (a)	225,000	244,357
2.90%, 05/15/25 (a)	300,000	315,972
4.75%, 01/15/26 (a)	250,000	281,577
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	104,251
4.50%, 11/01/23 (a)	250,000	268,020
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	416,664
3.90%, 02/15/24 (a)	225,000	242,287
3.75%, 02/15/25 (a)	335,000	365,415
3.70%, 02/15/26 (a)	200,000	221,604
4.88%, 08/16/77 (a)(b)	145,000	142,719
Security Rate, Maturity Date	Face Amount ($)	Value ($)
EOG Resources, Inc.
2.63%, 03/15/23 (a)	450,000	464,733
4.15%, 01/15/26 (a)	100,000	112,691
Exxon Mobil Corp.
1.90%, 08/16/22	130,000	132,436
2.73%, 03/01/23 (a)	440,000	455,717
1.57%, 04/15/23	750,000	766,432
3.18%, 03/15/24 (a)	340,000	362,355
2.02%, 08/16/24 (a)	405,000	421,650
2.71%, 03/06/25 (a)	400,000	425,764
2.99%, 03/19/25 (a)	730,000	783,684
3.04%, 03/01/26 (a)	700,000	760,319
Halliburton Co.
3.50%, 08/01/23 (a)	160,000	168,664
3.80%, 11/15/25 (a)	100,000	110,544
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	250,000	278,547
Hess Corp.
3.50%, 07/15/24 (a)	150,000	159,455
HollyFrontier Corp.
2.63%, 10/01/23	300,000	310,548
5.88%, 04/01/26 (a)	200,000	231,524
Husky Energy, Inc.
4.00%, 04/15/24 (a)	100,000	107,161
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	500,000	520,255
3.50%, 09/01/23 (a)	200,000	211,176
4.15%, 02/01/24 (a)	125,000	134,843
4.30%, 05/01/24 (a)	175,000	190,841
4.25%, 09/01/24 (a)	50,000	54,904
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	250,000	259,672
4.30%, 06/01/25 (a)	350,000	389,952
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	250,000	288,005
Marathon Oil Corp.
3.85%, 06/01/25 (a)	150,000	163,493
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	213,412
4.75%, 12/15/23 (a)	445,000	485,628
3.63%, 09/15/24 (a)	225,000	242,208
4.70%, 05/01/25 (a)	150,000	169,277
MPLX LP
3.50%, 12/01/22 (a)	200,000	207,824
3.38%, 03/15/23 (a)	195,000	203,890
4.50%, 07/15/23 (a)	310,000	331,846
4.88%, 12/01/24 (a)	375,000	420,184
4.00%, 02/15/25 (a)	20,000	21,844
4.88%, 06/01/25 (a)	450,000	508,324
1.75%, 03/01/26 (a)	300,000	303,537
National Fuel Gas Co.
3.75%, 03/01/23 (a)	50,000	52,209
5.20%, 07/15/25 (a)	350,000	394,611
5.50%, 01/15/26 (a)	50,000	57,950
ONEOK Partners LP
3.38%, 10/01/22 (a)	500,000	513,885
5.00%, 09/15/23 (a)	200,000	216,138
4.90%, 03/15/25 (a)	150,000	168,054
ONEOK, Inc.
7.50%, 09/01/23 (a)	15,000	16,901
2.75%, 09/01/24 (a)	295,000	310,541
2.20%, 09/15/25 (a)	100,000	102,947
5.85%, 01/15/26 (a)	170,000	201,416

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Phillips 66
3.70%, 04/06/23	100,000	105,631
3.85%, 04/09/25 (a)	475,000	523,084
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	220,000	230,162
3.61%, 02/15/25 (a)	170,000	183,413
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	150,000	150,018
1.13%, 01/15/26 (a)	200,000	198,142
4.45%, 01/15/26 (a)	300,000	338,538
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (a)	190,000	195,086
3.85%, 10/15/23 (a)	355,000	376,474
3.60%, 11/01/24 (a)	180,000	193,061
4.65%, 10/15/25 (a)	300,000	335,910
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	100,000	107,499
5.75%, 05/15/24 (a)	350,000	393,071
5.63%, 03/01/25 (a)	600,000	686,208
5.88%, 06/30/26 (a)	400,000	473,568
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	151,956
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	340,000	363,168
Shell International Finance BV
2.38%, 08/21/22	250,000	255,980
2.25%, 01/06/23	400,000	411,804
3.40%, 08/12/23	360,000	382,648
0.38%, 09/15/23	300,000	300,123
3.50%, 11/13/23 (a)	350,000	374,335
2.00%, 11/07/24 (a)	300,000	312,279
2.38%, 04/06/25 (a)	335,000	352,725
3.25%, 05/11/25	750,000	814,605
2.88%, 05/10/26	500,000	540,815
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	109,808
3.50%, 03/15/25 (a)	125,000	134,960
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	155,954
3.60%, 12/01/24 (a)	100,000	108,096
3.10%, 05/15/25 (a)	300,000	321,351
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	100,000	103,369
4.25%, 04/01/24 (a)	15,000	16,169
5.95%, 12/01/25 (a)	200,000	234,408
TotalEnergies Capital Canada Ltd.
2.75%, 07/15/23	350,000	366,684
TotalEnergies Capital International S.A.
2.70%, 01/25/23	150,000	155,528
3.70%, 01/15/24	220,000	237,263
3.75%, 04/10/24	350,000	380,324
2.43%, 01/10/25 (a)	250,000	263,030
TransCanada PipeLines Ltd.
2.50%, 08/01/22	200,000	204,660
3.75%, 10/16/23 (a)	350,000	372,557
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	350,000	444,885
Valero Energy Corp.
2.70%, 04/15/23	225,000	233,359
1.20%, 03/15/24	375,000	378,180
3.65%, 03/15/25	175,000	190,841
2.85%, 04/15/25 (a)	235,000	249,269
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Williams Cos., Inc.
3.35%, 08/15/22 (a)	200,000	205,026
3.70%, 01/15/23 (a)	450,000	468,657
4.50%, 11/15/23 (a)	175,000	189,648
4.30%, 03/04/24 (a)	200,000	217,470
4.55%, 06/24/24 (a)	169,000	186,231
3.90%, 01/15/25 (a)	250,000	273,437
4.00%, 09/15/25 (a)	200,000	221,620
		48,337,049
Industrial Other 0.1%
Yale University
0.87%, 04/15/25 (a)	325,000	327,009
		327,009
Technology 9.9%
Adobe, Inc.
1.70%, 02/01/23	215,000	219,870
1.90%, 02/01/25 (a)	70,000	72,797
3.25%, 02/01/25 (a)	350,000	379,396
Advanced Micro Devices, Inc.
7.50%, 08/15/22	350,000	376,481
Alphabet, Inc.
3.38%, 02/25/24	110,000	118,348
0.45%, 08/15/25 (a)	325,000	321,808
Analog Devices, Inc.
2.88%, 06/01/23 (a)	150,000	156,168
3.13%, 12/05/23 (a)	300,000	317,634
2.95%, 04/01/25 (a)	100,000	107,054
3.90%, 12/15/25 (a)	175,000	194,756
Apple Inc.
1.70%, 09/11/22	350,000	356,128
2.10%, 09/12/22 (a)	75,000	76,565
2.40%, 01/13/23 (a)	250,000	257,905
2.85%, 02/23/23 (a)	500,000	519,290
2.40%, 05/03/23 (c)	1,375,000	1,426,892
0.75%, 05/11/23	675,000	680,893
3.00%, 02/09/24 (a)	400,000	424,572
3.45%, 05/06/24	725,000	785,008
2.85%, 05/11/24 (a)	575,000	610,707
1.80%, 09/11/24 (a)	220,000	228,448
2.75%, 01/13/25 (a)	310,000	331,660
2.50%, 02/09/25	200,000	212,360
1.13%, 05/11/25 (a)	325,000	329,066
3.20%, 05/13/25	800,000	872,904
0.55%, 08/20/25 (a)	200,000	197,992
0.70%, 02/08/26 (a)	850,000	840,998
3.25%, 02/23/26 (a)	1,125,000	1,235,992
Applied Materials, Inc.
3.90%, 10/01/25 (a)	100,000	111,673
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	105,240
3.25%, 09/08/24 (a)	250,000	266,200
4.00%, 04/01/25 (a)	25,000	27,168
Autodesk, Inc.
4.38%, 06/15/25 (a)	125,000	139,884
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	300,000	329,109
Avnet, Inc.
4.88%, 12/01/22	300,000	317,340
Baidu, Inc.
3.50%, 11/28/22	200,000	207,612
3.88%, 09/29/23 (a)	500,000	532,600

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 05/14/24 (a)	450,000	491,377
4.13%, 06/30/25	200,000	220,988
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	25,000	25,760
3.63%, 01/15/24 (a)	265,000	283,158
3.13%, 01/15/25 (a)	215,000	229,611
Broadcom, Inc.
2.25%, 11/15/23	200,000	206,976
3.63%, 10/15/24 (a)	250,000	270,970
4.70%, 04/15/25 (a)	550,000	619,371
3.15%, 11/15/25 (a)	255,000	273,610
4.25%, 04/15/26 (a)	50,000	56,099
Cisco Systems, Inc.
2.20%, 09/20/23 (a)	400,000	415,252
3.63%, 03/04/24	530,000	573,794
3.50%, 06/15/25	200,000	220,906
2.95%, 02/28/26	100,000	108,884
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	175,000	173,026
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(f)	940,000	1,020,069
4.00%, 07/15/24 (a)	375,000	407,925
5.85%, 07/15/25 (a)	225,000	264,281
6.02%, 06/15/26 (a)	1,200,000	1,440,732
DXC Technology Co.
4.25%, 04/15/24 (a)	175,000	189,553
4.13%, 04/15/25 (a)	120,000	132,012
Equifax, Inc.
3.30%, 12/15/22 (a)	170,000	175,889
3.95%, 06/15/23 (a)	150,000	159,420
2.60%, 12/01/24 (a)	275,000	289,908
2.60%, 12/15/25 (a)	150,000	158,232
Equinix, Inc.
2.63%, 11/18/24 (a)	145,000	152,705
1.25%, 07/15/25 (a)	150,000	150,480
1.00%, 09/15/25 (a)	250,000	248,410
1.45%, 05/15/26 (a)	250,000	251,250
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	199,884
0.60%, 03/01/24	200,000	199,794
1.15%, 03/01/26 (a)	400,000	397,012
Fiserv, Inc.
3.50%, 10/01/22 (a)	400,000	412,216
3.80%, 10/01/23 (a)	345,000	369,302
2.75%, 07/01/24 (a)	300,000	316,491
3.85%, 06/01/25 (a)	50,000	55,032
Flex Ltd.
5.00%, 02/15/23	15,000	15,999
4.75%, 06/15/25 (a)	100,000	111,719
3.75%, 02/01/26 (a)	200,000	218,192
Fortinet, Inc.
1.00%, 03/15/26 (a)	250,000	247,665
Genpact Luxembourg Sarl
1.75%, 04/10/26 (a)(g)(h)	150,000	150,596
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	210,526
4.00%, 06/01/23 (a)	325,000	345,468
2.65%, 02/15/25 (a)	150,000	158,055
1.20%, 03/01/26 (a)	400,000	396,848
4.80%, 04/01/26 (a)	150,000	172,062
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	315,000	328,791
2.25%, 04/01/23 (a)	400,000	411,684
4.45%, 10/02/23 (a)	575,000	622,265
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.45%, 04/01/24 (a)	250,000	254,333
4.65%, 10/01/24 (a)	285,000	316,891
4.90%, 10/15/25 (a)	475,000	541,201
1.75%, 04/01/26 (a)	200,000	202,382
HP, Inc.
4.05%, 09/15/22	175,000	182,539
2.20%, 06/17/25 (a)	250,000	259,673
IHS Markit Ltd.
4.13%, 08/01/23 (a)	50,000	53,475
3.63%, 05/01/24 (a)	75,000	80,552
Intel Corp.
3.10%, 07/29/22	250,000	257,893
2.70%, 12/15/22	300,000	310,836
2.88%, 05/11/24 (a)	425,000	452,013
3.40%, 03/25/25 (a)	350,000	382,228
3.70%, 07/29/25 (a)	600,000	663,450
2.60%, 05/19/26 (a)	150,000	160,571
International Business Machines Corp.
1.88%, 08/01/22	250,000	254,273
2.88%, 11/09/22	200,000	206,998
3.38%, 08/01/23	575,000	610,518
3.63%, 02/12/24	700,000	754,285
3.00%, 05/15/24	550,000	586,294
7.00%, 10/30/25	325,000	407,381
3.45%, 02/19/26	700,000	773,507
3.30%, 05/15/26	500,000	550,120
Intuit, Inc.
0.65%, 07/15/23	200,000	201,116
0.95%, 07/15/25 (a)	250,000	250,663
Jabil, Inc.
4.70%, 09/15/22	200,000	209,858
1.70%, 04/15/26 (a)	200,000	201,490
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	100,000	100,012
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	150,000	167,217
KLA Corp.
4.65%, 11/01/24 (a)	350,000	391,002
Lam Research Corp.
3.80%, 03/15/25 (a)	15,000	16,510
3.75%, 03/15/26 (a)	300,000	336,249
Leidos, Inc.
2.95%, 05/15/23 (a)	200,000	208,036
3.63%, 05/15/25 (a)	110,000	119,506
Marvell Technology, Inc.
4.20%, 06/22/23 (a)(e)	200,000	212,794
1.65%, 04/15/26 (a)(e)	200,000	200,038
Mastercard, Inc.
3.38%, 04/01/24	275,000	296,656
2.00%, 03/03/25 (a)	250,000	261,388
Maxim Integrated Products, Inc.
3.38%, 03/15/23 (a)	125,000	130,253
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	295,000	314,582
Micron Technology, Inc.
2.50%, 04/24/23	350,000	361,784
4.64%, 02/06/24 (a)	225,000	246,582
4.98%, 02/06/26 (a)	150,000	172,478
Microsoft Corp.
2.65%, 11/03/22 (a)	495,000	508,796
2.38%, 05/01/23 (a)	400,000	413,348
2.00%, 08/08/23 (a)	370,000	382,214
3.63%, 12/15/23 (a)	425,000	456,067
2.88%, 02/06/24 (a)	570,000	603,311

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 02/12/25 (a)	515,000	551,962
3.13%, 11/03/25 (a)	800,000	873,144
Moody's Corp.
4.50%, 09/01/22 (a)	125,000	129,694
2.63%, 01/15/23 (a)	200,000	206,512
4.88%, 02/15/24 (a)	200,000	219,648
3.75%, 03/24/25 (a)	100,000	109,804
Motorola Solutions, Inc.
4.00%, 09/01/24	250,000	273,805
NetApp, Inc.
3.30%, 09/29/24 (a)	190,000	203,551
1.88%, 06/22/25 (a)	100,000	102,929
NVIDIA Corp.
0.31%, 06/15/23 (a)	250,000	250,100
0.58%, 06/14/24 (a)	100,000	100,091
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(e)	275,000	302,797
5.35%, 03/01/26 (a)(e)	250,000	291,755
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(e)	125,000	131,865
Oracle Corp.
2.50%, 10/15/22	625,000	641,762
2.63%, 02/15/23 (a)	425,000	439,569
3.63%, 07/15/23	350,000	371,980
2.40%, 09/15/23 (a)	600,000	622,512
3.40%, 07/08/24 (a)	525,000	563,068
2.95%, 11/15/24 (a)	400,000	426,336
2.50%, 04/01/25 (a)	1,310,000	1,376,469
2.95%, 05/15/25 (a)	650,000	692,464
1.65%, 03/25/26 (a)	750,000	760,762
PayPal Holdings, Inc.
2.20%, 09/26/22	400,000	409,692
1.35%, 06/01/23	175,000	178,213
2.40%, 10/01/24 (a)	450,000	474,538
1.65%, 06/01/25 (a)	125,000	128,429
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	550,000	569,717
2.90%, 05/20/24 (a)	150,000	159,498
3.45%, 05/20/25 (a)	350,000	384,237
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	262,303
S&P Global, Inc.
4.00%, 06/15/25 (a)	225,000	250,430
salesforce.com, Inc.
3.25%, 04/11/23 (a)	375,000	393,592
0.63%, 07/15/24 (a)(i)	100,000	100,055
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	25,762
2.63%, 05/15/24 (a)	125,000	131,935
1.38%, 03/12/25 (a)	325,000	332,056
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	135,000	145,593
3.35%, 05/15/26 (a)	250,000	272,307
Trimble, Inc.
4.15%, 06/15/23 (a)	125,000	132,801
4.75%, 12/01/24 (a)	270,000	300,413
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	75,000	82,325
VeriSign, Inc.
5.25%, 04/01/25 (a)	200,000	227,264
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	400,000	442,744
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Visa, Inc.
2.15%, 09/15/22 (a)	300,000	306,345
2.80%, 12/14/22 (a)	550,000	568,155
3.15%, 12/14/25 (a)	1,125,000	1,231,211
VMware, Inc.
2.95%, 08/21/22 (a)	445,000	456,655
4.50%, 05/15/25 (a)	100,000	111,804
Western Union Co.
4.25%, 06/09/23 (a)	30,000	32,010
2.85%, 01/10/25 (a)	200,000	211,836
1.35%, 03/15/26 (a)	300,000	298,527
Xilinx, Inc.
2.95%, 06/01/24 (a)	250,000	264,650
		61,789,806
Transportation 1.4%
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	114,804
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	275,000	281,828
3.00%, 03/15/23 (a)	40,000	41,579
3.85%, 09/01/23 (a)	325,000	346,882
3.75%, 04/01/24 (a)	302,000	326,278
3.00%, 04/01/25 (a)	100,000	107,808
3.65%, 09/01/25 (a)	50,000	55,219
7.00%, 12/15/25	50,000	62,526
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	160,011
2.75%, 03/01/26 (a)	100,000	107,340
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	50,000	52,855
2.90%, 02/01/25 (a)	240,000	254,998
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	163,688	174,029
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/24	234,531	248,300
CSX Corp.
3.40%, 08/01/24 (a)	75,000	80,749
3.35%, 11/01/25 (a)	200,000	218,784
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	150,000	158,759
FedEx Corp.
3.25%, 04/01/26 (a)	300,000	328,617
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	200,000	222,780
Kansas City Southern
3.00%, 05/15/23 (a)	175,000	181,608
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	250,000	258,435
3.85%, 01/15/24 (a)	25,000	26,823
3.65%, 08/01/25 (a)	150,000	165,138
Ryder System, Inc.
2.50%, 09/01/22 (a)	150,000	153,368
3.40%, 03/01/23 (a)	150,000	156,830
3.75%, 06/09/23 (a)	265,000	280,722
3.88%, 12/01/23 (a)	250,000	268,727
2.50%, 09/01/24 (a)	245,000	256,527
4.63%, 06/01/25 (a)	100,000	112,888
3.35%, 09/01/25 (a)	190,000	205,485
Southwest Airlines Co.
2.75%, 11/16/22 (a)	100,000	102,834
4.75%, 05/04/23	250,000	268,417
5.25%, 05/04/25 (a)	430,000	491,365

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
4.16%, 07/15/22 (a)	150,000	154,596
2.95%, 01/15/23 (a)	25,000	25,825
2.75%, 04/15/23 (a)	200,000	207,130
3.50%, 06/08/23 (a)	225,000	238,162
3.65%, 02/15/24 (a)	140,000	150,206
3.15%, 03/01/24 (a)	170,000	181,444
3.25%, 01/15/25 (a)	15,000	16,170
3.75%, 07/15/25 (a)	175,000	194,355
3.25%, 08/15/25 (a)	275,000	298,562
2.75%, 03/01/26 (a)	100,000	106,976
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	135,576	142,983
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 01/15/26	194,100	206,068
United Parcel Service, Inc.
2.45%, 10/01/22	120,000	123,227
2.50%, 04/01/23 (a)	150,000	155,439
2.20%, 09/01/24 (a)	200,000	209,680
3.90%, 04/01/25 (a)	300,000	332,286
		9,016,422
		321,774,766

Utility 4.9%
Electric 4.4%
AES Corp.
1.38%, 01/15/26 (a)(e)	375,000	371,625
Alabama Power Co.
3.55%, 12/01/23	20,000	21,465
Ameren Corp.
2.50%, 09/15/24 (a)	125,000	131,720
3.65%, 02/15/26 (a)	100,000	109,731
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	26,898
American Electric Power Co., Inc.
2.95%, 12/15/22 (a)	75,000	77,240
0.75%, 11/01/23 (a)	200,000	200,282
1.00%, 11/01/25 (a)	250,000	248,197
Appalachian Power Co.
3.40%, 06/01/25 (a)	50,000	54,163
Arizona Public Service Co.
3.15%, 05/15/25 (a)	125,000	134,360
Avangrid, Inc.
3.15%, 12/01/24 (a)	310,000	332,075
3.20%, 04/15/25 (a)	125,000	134,435
Baltimore Gas and Electric Co.
3.35%, 07/01/23 (a)	325,000	341,380
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	250,000	258,762
3.75%, 11/15/23 (a)	50,000	53,464
3.50%, 02/01/25 (a)	30,000	32,465
4.05%, 04/15/25 (a)	200,000	222,164
Black Hills Corp.
4.25%, 11/30/23 (a)	365,000	392,466
3.95%, 01/15/26 (a)	75,000	82,687
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	50,000	51,124
3.85%, 02/01/24 (a)	138,000	148,318
2.50%, 09/01/24 (a)	150,000	157,062
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	109,423
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	100,000	98,844
Consumers Energy Co.
0.35%, 06/01/23 (a)	100,000	99,902
3.38%, 08/15/23 (a)	13,000	13,727
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	25,000	26,638
Dominion Energy, Inc.
2.75%, 09/15/22 (a)	200,000	204,274
3.07%, 08/15/24	300,000	318,426
3.30%, 03/15/25 (a)	100,000	108,375
3.90%, 10/01/25 (a)	275,000	304,183
1.45%, 04/15/26 (a)	300,000	302,295
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	54,104
DTE Energy Co.
2.60%, 06/15/22	200,000	204,442
0.55%, 11/01/22	250,000	250,587
2.25%, 11/01/22	100,000	102,380
3.70%, 08/01/23	135,000	143,465
3.85%, 12/01/23 (a)	80,000	85,631
3.50%, 06/01/24	180,000	192,393
2.53%, 10/01/24	150,000	157,702
1.05%, 06/01/25 (a)	600,000	599,268
Duke Energy Carolinas LLC
2.50%, 03/15/23 (a)	150,000	154,956
3.05%, 03/15/23 (a)	123,000	128,432
Duke Energy Corp.
2.40%, 08/15/22 (a)	75,000	76,579
3.05%, 08/15/22 (a)	250,000	255,680
3.95%, 10/15/23 (a)	125,000	133,565
3.75%, 04/15/24 (a)	175,000	188,529
0.90%, 09/15/25 (a)	200,000	198,148
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	150,000	159,697
Duke Energy Progress LLC
3.38%, 09/01/23 (a)	100,000	106,184
3.25%, 08/15/25 (a)	250,000	271,907
Edison International
2.40%, 09/15/22 (a)	150,000	152,652
3.13%, 11/15/22 (a)	150,000	154,590
2.95%, 03/15/23 (a)	25,000	25,820
3.55%, 11/15/24 (a)	200,000	213,082
4.95%, 04/15/25 (a)	140,000	155,280
Emera US Finance LP
3.55%, 06/15/26 (a)	300,000	328,194
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	150,000	160,842
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	217,000	234,427
Entergy Corp.
4.00%, 07/15/22 (a)	188,000	193,946
0.90%, 09/15/25 (a)	300,000	296,655
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	100,000	115,103
Entergy Louisiana LLC
0.62%, 11/17/23 (a)	200,000	200,328
5.40%, 11/01/24	100,000	114,855
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	200,000	220,190
Evergy, Inc.
2.45%, 09/15/24 (a)	300,000	314,235

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Eversource Energy
3.80%, 12/01/23 (a)	250,000	268,487
2.90%, 10/01/24 (a)	75,000	79,520
3.15%, 01/15/25 (a)	125,000	133,533
0.80%, 08/15/25 (a)	50,000	49,370
Exelon Corp.
3.95%, 06/15/25 (a)	300,000	330,189
3.40%, 04/15/26 (a)	400,000	435,852
Exelon Generation Co. LLC
3.25%, 06/01/25 (a)	50,000	53,927
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	25,875
3.25%, 06/01/24 (a)	180,000	192,375
2.85%, 04/01/25 (a)	200,000	213,778
3.13%, 12/01/25 (a)	300,000	326,193
Georgia Power Co.
2.10%, 07/30/23	140,000	144,634
2.20%, 09/15/24 (a)	250,000	260,425
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	300,000	322,962
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,775
ITC Holdings Corp.
2.70%, 11/15/22 (a)	250,000	257,100
3.65%, 06/15/24 (a)	75,000	80,563
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	250,000	271,877
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	200,000	216,712
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	75,000	79,731
2.95%, 02/07/24 (a)	300,000	316,911
0.35%, 02/08/24	100,000	99,788
2.85%, 01/27/25 (a)	50,000	53,198
3.25%, 11/01/25 (a)	100,000	108,787
4.75%, 04/30/43 (a)(b)	200,000	209,648
5.25%, 04/20/46 (a)(b)	100,000	109,382
NextEra Energy Capital Holdings, Inc.
1.95%, 09/01/22	150,000	152,774
2.80%, 01/15/23 (a)	290,000	299,808
0.65%, 03/01/23	400,000	401,432
3.15%, 04/01/24 (a)	340,000	361,770
2.75%, 05/01/25 (a)	375,000	398,546
3.25%, 04/01/26 (a)	100,000	108,504
Northern States Power Co.
2.60%, 05/15/23 (a)	225,000	231,970
NSTAR Electric Co.
2.38%, 10/15/22 (a)	50,000	51,034
OGE Energy Corp.
0.70%, 05/26/23 (a)	200,000	200,060
Oklahoma Gas and Electric Co.
0.55%, 05/26/23 (a)	50,000	50,032
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150,000	161,535
2.75%, 06/01/24 (a)	150,000	159,244
2.95%, 04/01/25 (a)	50,000	53,468
0.55%, 10/01/25 (a)	250,000	244,250
Pacific Gas & Electric Co.
1.37%, 03/10/23 (a)	250,000	250,095
3.25%, 06/15/23 (a)	150,000	155,325
4.25%, 08/01/23 (a)	225,000	238,556
3.85%, 11/15/23 (a)	150,000	157,476
3.75%, 02/15/24 (a)	200,000	209,950
3.40%, 08/15/24 (a)	250,000	262,400
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 06/15/25 (a)	50,000	52,503
3.45%, 07/01/25	200,000	209,728
3.15%, 01/01/26	525,000	542,047
2.95%, 03/01/26 (a)	150,000	153,527
PacifiCorp
2.95%, 06/01/23 (a)	200,000	208,334
3.60%, 04/01/24 (a)	50,000	53,693
PECO Energy Co.
2.38%, 09/15/22 (a)	200,000	203,764
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	50,000	50,383
PSEG Power LLC
3.85%, 06/01/23 (a)	50,000	53,066
Public Service Electric & Gas Co.
3.25%, 09/01/23 (a)	300,000	317,568
0.95%, 03/15/26 (a)	300,000	298,962
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	257,205
2.88%, 06/15/24 (a)	200,000	212,168
0.80%, 08/15/25 (a)	150,000	148,344
Puget Energy, Inc.
5.63%, 07/15/22 (a)	50,000	52,006
3.65%, 05/15/25 (a)	200,000	215,612
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	158,868
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	300,000	319,053
Southern California Edison Co.
3.40%, 06/01/23 (a)	350,000	368,256
3.50%, 10/01/23 (a)	25,000	26,425
3.70%, 08/01/25 (a)	200,000	218,050
1.20%, 02/01/26 (a)	300,000	297,579
Southern Co.
2.95%, 07/01/23 (a)	350,000	365,526
0.60%, 02/26/24 (a)	100,000	99,848
4.00%, 01/15/51 (a)(b)	325,000	345,163
Southern Power Co.
4.15%, 12/01/25 (a)	150,000	168,064
0.90%, 01/15/26 (a)	100,000	98,327
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	100,000	101,364
Union Electric Co.
3.50%, 04/15/24 (a)	100,000	107,218
Virginia Electric & Power Co.
3.45%, 09/01/22 (a)	200,000	205,594
2.75%, 03/15/23 (a)	50,000	51,739
3.10%, 05/15/25 (a)	100,000	107,077
3.15%, 01/15/26 (a)	150,000	163,354
WEC Energy Group, Inc.
0.55%, 09/15/23	250,000	250,292
0.80%, 03/15/24 (a)	150,000	150,422
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	225,000	235,415
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	125,000	125,006
3.30%, 06/01/25 (a)	200,000	215,642
		27,519,031
Natural Gas 0.5%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	300,000	300,132

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	300,000	300,039
3.55%, 04/01/23 (a)	220,000	231,110
Eastern Gas Transmission & Storage, Inc.
3.60%, 12/15/24 (a)	29,000	31,383
NiSource, Inc.
0.95%, 08/15/25 (a)	300,000	297,855
ONE Gas, Inc.
0.85%, 03/11/23 (a)	275,000	275,201
3.61%, 02/01/24 (a)	75,000	79,572
1.10%, 03/11/24 (a)	150,000	150,301
Sempra Energy
2.88%, 10/01/22 (a)	150,000	153,634
2.90%, 02/01/23 (a)	100,000	103,577
4.05%, 12/01/23 (a)	75,000	80,471
3.55%, 06/15/24 (a)	200,000	215,310
3.75%, 11/15/25 (a)	200,000	219,940
Southern California Gas Co.
3.15%, 09/15/24 (a)	150,000	160,602
3.20%, 06/15/25 (a)	200,000	215,826
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	85,000	88,374
3.25%, 06/15/26 (a)	75,000	81,445
		2,984,772
Utility Other 0.0%
American Water Capital Corp.
3.85%, 03/01/24 (a)	35,000	37,705
3.40%, 03/01/25 (a)	235,000	255,461
		293,166
		30,796,969
Total Corporates
(Cost $616,083,391)		618,642,898
Security	Number of Shares	Value ($)
Short-Term Investments 0.7% of net assets

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (j)	3,929,979	3,929,979
Wells Fargo Government Money Market Fund, Select Class 0.03% (j)(k)	622,388	622,388
Total Short-Term Investments
(Cost $4,552,367)		4,552,367

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
5 Year US Treasury Note (CBOT), expires 09/30/21	1	123,430	(9)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is held as collateral for delayed-delivery securities.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,692,754 or 0.7% of net assets.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $605,403.
(g)	Variable-rate security.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	The rate shown is the 7-day yield.
(k)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended June 30, 2021:
	Value at 12/31/20	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 6/30/21	Face amount at 6/30/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$—	$101,974	($102,047)	$73	$—	$—	—	$320
TD Ameritrade Holding Corp., 3.75%, 04/01/24	32,953	80,965	—	—	(83)	113,835	105,000	865
TD Ameritrade Holding Corp., 3.63%, 04/01/25	55,746	(416)	—	—	(636)	54,694	50,000	906
The Charles Schwab Corp., 2.65%, 01/25/23	26,200	129,263	—	—	(336)	155,127	150,000	1,756
The Charles Schwab Corp., 3.55%, 02/01/24	10,916	107,618	—	—	(131)	118,403	110,000	868
The Charles Schwab Corp., 0.75%, 03/18/24	—	352,109	—	—	(13)	352,096	350,000	486
The Charles Schwab Corp., 4.20%, 03/24/25	—	112,402	—	—	(689)	111,713	100,000	1,773
The Charles Schwab Corp., 3.85%, 05/21/25	—	221,525	—	—	(263)	221,262	200,000	1,652
The Charles Schwab Corp., 3.45%, 02/13/26	—	32,894	—	—	175	33,069	30,000	302
The Charles Schwab Corp., 0.90%, 03/11/26	—	198,806	—	—	(46)	198,760	200,000	123
The Charles Schwab Corp., 1.15%, 05/13/26	—	250,891	—	—	(704)	250,187	250,000	224
Total	$125,815	$1,588,031	($102,047)	$73	($2,726)	$1,609,146		$9,275
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$618,642,898	$—	$618,642,898
Short-Term Investments[1]	4,552,367	—	—	4,552,367
Liabilities
Futures Contracts[2]	(9)	—	—	(9)
Total	$4,552,358	$618,642,898	$—	$623,195,256
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — affiliated (cost $1,607,040)		$1,609,146
Investments in securities, at value — unaffiliated (cost $618,406,330) including securities on loan of $605,403		620,963,731
Collateral invested for securities on loan, at value (cost $622,388)		622,388
Cash		327,368
Deposit with broker for futures contracts		33,600
Receivables:
Investments sold		9,911,249
Fund shares sold		5,117,342
Interest		4,720,283
Income from securities on loan		454
Foreign tax reclaims		451
Dividends	+	99
Total assets		643,306,111
Liabilities
Collateral held for securities on loan		622,388
Payables:
Investments bought		8,003,534
Investments bought — Delayed delivery		99,949
Management fees		24,958
Fund shares redeemed		10,234,683
Variation margin on futures contracts	+	2,769
Total liabilities		18,988,281
Net Assets
Total assets		643,306,111
Total liabilities	–	18,988,281
Net assets		$624,317,830
Net Assets by Source
Capital received from investors		621,029,260
Total distributable earnings		3,288,570

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$624,317,830		12,200,000		$51.17

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities — affiliated		$9,275
Interest received from securities — unaffiliated		2,096,773
Dividends received from securities — unaffiliated		518
Securities on loan, net	+	793
Total investment income		2,107,359
Expenses
Management fees		99,000
Total expenses	–	99,000
Net investment income		2,008,359
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		35,669
Net realized gains on sales of in-kind securities — affiliated		73
Net realized gains on sales of in-kind securities — unaffiliated		153,889
Net realized gains on futures contracts	+	42,768
Net realized gains		232,399
Net change in unrealized appreciation (depreciation) on securities — affiliated		(2,726)
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		(608,486)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(2)
Net change in unrealized appreciation (depreciation)	+	(611,214)
Net realized and unrealized losses		(378,815)
Increase in net assets resulting from operations		$1,629,544

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$2,008,359	$1,672,472
Net realized gains		232,399	1,238,095
Net change in unrealized appreciation (depreciation)	+	(611,214)	3,135,651
Increase in net assets resulting from operations		1,629,544	6,046,218
Distributions to Shareholders
Total distributions		($1,515,105)	($2,580,855)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,700,000	$546,983,093	2,950,000	$149,197,325
Shares redeemed	+	(800,000)	(40,925,463)	(1,350,000)	(69,546,162)
Net transactions in fund shares		9,900,000	$506,057,630	1,600,000	$79,651,163
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,300,000	$118,145,761	700,000	$35,029,235
Total increase	+	9,900,000	506,172,069	1,600,000	83,116,526
End of period		12,200,000	$624,317,830	2,300,000	$118,145,761

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 5-10 Year Corporate Bond ETF
Financial Statements
Financial Highlights
	1/1/21– 6/30/21*	1/1/20– 12/31/20	10/10/19 [1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$53.69	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.51	1.26	0.29
Net realized and unrealized gains (losses)	(1.22)	3.60	0.04
Total from investment operations	(0.71)	4.86	0.33
Less distributions:
Distributions from net investment income	(0.41)	(1.24)	(0.26)
Net asset value at end of period	$52.57	$53.69	$50.07
Total return	(1.31%) [3]	9.83%	0.67% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [4]	0.05%	0.06% [4],[5]
Net investment income (loss)	1.97% [4]	2.43%	2.61% [4]
Portfolio turnover rate[6]	6% [3]	36%	8% [3]
Net assets, end of period (x 1,000)	$349,567	$190,584	$110,151

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended 12/31/19 is a blended ratio.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 98.9% of net assets

Financial Institutions 33.9%
Banking 22.0%
American Express Credit Corp.
3.30%, 05/03/27 (a)	400,000	442,780
Banco Santander S.A.
4.25%, 04/11/27	200,000	225,728
3.80%, 02/23/28	200,000	221,328
3.31%, 06/27/29	200,000	217,598
3.49%, 05/28/30	200,000	216,244
2.75%, 12/03/30	200,000	198,476
2.96%, 03/25/31	200,000	206,442
Bank of America Corp.
4.25%, 10/22/26	350,000	395,545
1.73%, 07/22/27 (a)(b)	350,000	352,996
3.25%, 10/21/27 (a)	450,000	488,560
4.18%, 11/25/27 (a)	375,000	420,146
3.82%, 01/20/28 (a)(b)	400,000	444,500
3.71%, 04/24/28 (a)(b)	425,000	470,258
3.59%, 07/21/28 (a)(b)	350,000	385,185
3.42%, 12/20/28 (a)(b)(c)	1,000,000	1,090,940
3.97%, 03/05/29 (a)(b)	575,000	648,680
2.09%, 06/14/29 (a)(b)	400,000	403,368
4.27%, 07/23/29 (a)(b)	700,000	805,070
3.97%, 02/07/30 (a)(b)	505,000	573,013
3.19%, 07/23/30 (a)(b)	420,000	452,542
2.88%, 10/22/30 (a)(b)	475,000	500,227
2.50%, 02/13/31 (a)(b)	625,000	639,487
2.59%, 04/29/31 (a)(b)	600,000	618,126
1.90%, 07/23/31 (a)(b)	600,000	582,840
1.92%, 10/24/31 (a)(b)	500,000	487,680
2.65%, 03/11/32 (a)(b)	300,000	308,241
2.69%, 04/22/32 (a)(b)	850,000	875,984
Bank of Montreal
3.80%, 12/15/32 (a)(b)	300,000	331,062
Bank of New York Mellon Corp.
2.45%, 08/17/26 (a)	100,000	106,263
3.25%, 05/16/27 (a)	200,000	220,084
3.40%, 01/29/28 (a)	50,000	55,737
3.44%, 02/07/28 (a)(b)	250,000	275,610
3.00%, 10/30/28 (a)	100,000	109,275
3.30%, 08/23/29 (a)	325,000	360,714
1.65%, 01/28/31 (a)	100,000	98,800
Bank of Nova Scotia
2.70%, 08/03/26	150,000	160,292
BankUnited, Inc.
5.13%, 06/11/30 (a)	50,000	58,335
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Barclays PLC
4.34%, 01/10/28 (a)	200,000	223,794
4.84%, 05/09/28 (a)	200,000	224,758
4.97%, 05/16/29 (a)(b)	200,000	234,556
5.09%, 06/20/30 (a)(b)	200,000	232,918
2.65%, 06/24/31 (a)(b)	300,000	304,140
2.67%, 03/10/32 (a)(b)	250,000	251,855
3.56%, 09/23/35 (a)(b)	200,000	208,698
BPCE S.A.
3.38%, 12/02/26	200,000	220,718
Capital One Financial Corp.
3.75%, 07/28/26 (a)	232,000	256,077
3.75%, 03/09/27 (a)	200,000	222,644
3.65%, 05/11/27 (a)	150,000	166,886
3.80%, 01/31/28 (a)	325,000	367,013
Citigroup, Inc.
3.20%, 10/21/26 (a)	450,000	487,746
4.30%, 11/20/26	200,000	226,154
4.45%, 09/29/27	675,000	771,383
3.89%, 01/10/28 (a)(b)	500,000	556,720
6.63%, 01/15/28	75,000	96,429
3.67%, 07/24/28 (a)(b)	645,000	712,615
4.13%, 07/25/28	245,000	276,426
3.52%, 10/27/28 (a)(b)	355,000	388,977
4.08%, 04/23/29 (a)(b)	350,000	397,635
3.98%, 03/20/30 (a)(b)	425,000	482,592
2.98%, 11/05/30 (a)(b)	350,000	371,441
2.67%, 01/29/31 (a)(b)	400,000	413,956
4.41%, 03/31/31 (a)(b)	700,000	818,790
2.57%, 06/03/31 (a)(b)	600,000	617,118
2.56%, 05/01/32 (a)(b)	250,000	254,878
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	50,000	53,343
2.50%, 02/06/30 (a)	50,000	51,372
3.25%, 04/30/30 (a)	150,000	162,581
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	114,998
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	275,100
Deutsche Bank AG
3.55%, 09/18/31 (a)(b)	325,000	346,268
3.04%, 05/28/32 (a)(b)	200,000	203,478
Discover Bank
3.45%, 07/27/26 (a)	250,000	273,110
4.65%, 09/13/28 (a)	125,000	146,809
2.70%, 02/06/30 (a)	250,000	261,853
Fifth Third Bancorp
2.55%, 05/05/27 (a)	200,000	211,736
3.95%, 03/14/28 (a)	150,000	172,892

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Goldman Sachs Group, Inc.
3.50%, 11/16/26 (a)	770,000	837,529
5.95%, 01/15/27	150,000	182,876
3.85%, 01/26/27 (a)	415,000	457,828
1.54%, 09/10/27 (a)(b)	100,000	99,728
3.69%, 06/05/28 (a)(b)	425,000	469,731
3.81%, 04/23/29 (a)(b)	490,000	548,212
4.22%, 05/01/29 (a)(b)	575,000	656,748
2.60%, 02/07/30 (a)	300,000	311,415
3.80%, 03/15/30 (a)	325,000	365,989
1.99%, 01/27/32 (a)(b)	750,000	728,722
2.62%, 04/22/32 (a)(b)	650,000	665,242
HSBC Holdings PLC
4.38%, 11/23/26	250,000	282,287
4.04%, 03/13/28 (a)(b)	500,000	555,060
2.01%, 09/22/28 (a)(b)	400,000	401,600
4.58%, 06/19/29 (a)(b)	600,000	693,912
4.95%, 03/31/30	400,000	483,092
3.97%, 05/22/30 (a)(b)	425,000	475,826
2.85%, 06/04/31 (a)(b)	400,000	415,504
2.36%, 08/18/31 (a)(b)	200,000	200,362
2.80%, 05/24/32 (a)(b)	650,000	667,628
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	150,000	156,480
ING Groep N.V.
3.95%, 03/29/27	200,000	224,884
4.55%, 10/02/28	300,000	352,596
4.05%, 04/09/29	250,000	286,080
JPMorgan Chase & Co.
2.95%, 10/01/26 (a)	609,000	656,545
4.13%, 12/15/26	390,000	441,667
4.25%, 10/01/27	300,000	342,369
3.63%, 12/01/27 (a)	200,000	219,928
3.78%, 02/01/28 (a)(b)	535,000	594,230
3.54%, 05/01/28 (a)(b)	550,000	604,510
2.18%, 06/01/28 (a)(b)	350,000	358,547
3.51%, 01/23/29 (a)(b)	310,000	341,688
4.01%, 04/23/29 (a)(b)	575,000	651,630
2.07%, 06/01/29 (a)(b)	50,000	50,401
4.20%, 07/23/29 (a)(b)	495,000	568,948
4.45%, 12/05/29 (a)(b)	700,000	818,790
3.70%, 05/06/30 (a)(b)	450,000	503,770
2.74%, 10/15/30 (a)(b)	655,000	687,422
4.49%, 03/24/31 (a)(b)	450,000	533,592
2.52%, 04/22/31 (a)(b)	375,000	385,747
2.96%, 05/13/31 (a)(b)	490,000	515,563
1.76%, 11/19/31 (a)(b)	300,000	288,342
1.95%, 02/04/32 (a)(b)	575,000	559,389
2.58%, 04/22/32 (a)(b)	900,000	925,002
KeyBank NA
3.90%, 04/13/29	250,000	280,885
KeyCorp
2.25%, 04/06/27	300,000	311,439
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	220,978
4.38%, 03/22/28	250,000	287,332
4.55%, 08/16/28	450,000	525,775
3.57%, 11/07/28 (a)(b)	200,000	218,664
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/26	250,000	266,113
3.68%, 02/22/27	200,000	223,732
3.29%, 07/25/27	200,000	220,356
3.96%, 03/02/28	200,000	227,644
4.05%, 09/11/28	200,000	230,236
3.74%, 03/07/29	125,000	140,871
3.20%, 07/18/29	600,000	649,908
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.56%, 02/25/30	200,000	208,138
2.05%, 07/17/30	200,000	199,834
Mizuho Financial Group, Inc.
2.84%, 09/13/26	150,000	160,772
3.17%, 09/11/27	250,000	272,465
4.02%, 03/05/28	400,000	457,232
4.25%, 09/11/29 (a)(b)	200,000	231,034
2.59%, 05/25/31 (a)(b)	200,000	205,762
2.20%, 07/10/31 (a)(b)	400,000	399,968
Morgan Stanley
3.13%, 07/27/26	250,000	270,850
6.25%, 08/09/26	150,000	185,567
4.35%, 09/08/26	700,000	793,674
3.63%, 01/20/27	585,000	649,561
3.95%, 04/23/27	333,000	372,274
3.59%, 07/22/28 (a)(b)	550,000	609,691
3.77%, 01/24/29 (a)(b)	558,000	626,874
4.43%, 01/23/30 (a)(b)	830,000	973,889
2.70%, 01/22/31 (a)(b)	540,000	565,828
3.62%, 04/01/31 (a)(b)	525,000	586,808
1.79%, 02/13/32 (a)(b)	475,000	457,206
1.93%, 04/28/32 (a)(b)	400,000	389,304
National Australia Bank Ltd.
2.50%, 07/12/26	250,000	265,980
Natwest Group PLC
3.07%, 05/22/28 (a)(b)	200,000	211,168
4.89%, 05/18/29 (a)(b)	225,000	263,734
5.08%, 01/27/30 (a)(b)	375,000	445,155
4.45%, 05/08/30 (a)(b)	200,000	229,420
3.03%, 11/28/35 (a)(b)	200,000	200,348
Northern Trust Corp.
3.65%, 08/03/28 (a)	75,000	84,938
3.15%, 05/03/29 (a)	150,000	165,239
1.95%, 05/01/30 (a)	200,000	201,816
PNC Bank NA
3.25%, 01/22/28 (a)	250,000	276,212
4.05%, 07/26/28	250,000	289,415
2.70%, 10/22/29	250,000	265,215
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	50,000	53,343
3.15%, 05/19/27 (a)	300,000	328,572
3.45%, 04/23/29 (a)	300,000	336,039
2.55%, 01/22/30 (a)	440,000	463,681
2.31%, 04/23/32 (a)(b)	75,000	76,816
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	150,000	160,329
4.40%, 07/13/27 (a)	185,000	207,840
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(b)	200,000	206,416
State Street Corp.
2.40%, 01/24/30	200,000	208,868
2.20%, 03/03/31	150,000	151,331
3.15%, 03/30/31 (a)(b)	100,000	109,705
3.03%, 11/01/34 (a)(b)	100,000	106,528
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	400,000	425,176
3.01%, 10/19/26	300,000	323,991
3.45%, 01/11/27	300,000	330,540
3.36%, 07/12/27	200,000	219,256
3.35%, 10/18/27	175,000	192,628
3.54%, 01/17/28	75,000	83,128
4.31%, 10/16/28	100,000	116,103
3.04%, 07/16/29	250,000	268,258
3.20%, 09/17/29	100,000	106,611
2.75%, 01/15/30	200,000	210,412

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 07/08/30	300,000	301,896
2.14%, 09/23/30	150,000	146,831
1.71%, 01/12/31	250,000	243,415
SVB Financial Group
3.13%, 06/05/30 (a)	125,000	133,554
1.80%, 02/02/31 (a)	100,000	95,713
Synchrony Financial
3.95%, 12/01/27 (a)	200,000	222,732
5.15%, 03/19/29 (a)	160,000	189,731
Toronto-Dominion Bank
3.63%, 09/15/31 (a)(b)	250,000	276,962
Truist Bank
2.25%, 03/11/30 (a)	500,000	507,470
Truist Financial Corp.
1.13%, 08/03/27 (a)	350,000	341,831
3.88%, 03/19/29 (a)	50,000	56,978
1.95%, 06/05/30 (a)	50,000	50,103
US Bancorp
2.38%, 07/22/26 (a)	150,000	158,694
3.15%, 04/27/27 (a)	320,000	350,944
3.90%, 04/26/28 (a)	200,000	230,450
3.00%, 07/30/29 (a)	200,000	216,620
1.38%, 07/22/30 (a)	150,000	144,182
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	55,266
Wells Fargo & Co.
7.57%, 08/01/26	125,000	160,518
3.00%, 10/23/26	600,000	647,202
4.30%, 07/22/27	500,000	570,390
3.58%, 05/22/28 (a)(b)	550,000	606,061
2.39%, 06/02/28 (a)(b)	175,000	181,552
4.15%, 01/24/29 (a)	402,000	462,758
2.88%, 10/30/30 (a)(b)	550,000	582,829
2.57%, 02/11/31 (a)(b)	500,000	517,770
4.48%, 04/04/31 (a)(b)	550,000	650,617
Westpac Banking Corp.
2.70%, 08/19/26	100,000	107,332
3.35%, 03/08/27	300,000	332,085
3.40%, 01/25/28	250,000	280,075
2.65%, 01/16/30	70,000	75,092
2.15%, 06/03/31	250,000	252,975
4.32%, 11/23/31 (a)(b)	250,000	278,092
4.11%, 07/24/34 (a)(b)	275,000	302,104
2.67%, 11/15/35 (a)(b)	250,000	246,440
		77,058,163
Brokerage/Asset Managers/Exchanges 1.6%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	53,986
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	50,000	53,767
BlackRock, Inc.
3.20%, 03/15/27	100,000	110,899
3.25%, 04/30/29 (a)	175,000	195,746
2.40%, 04/30/30 (a)	250,000	262,022
1.90%, 01/28/31 (a)	250,000	250,310
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	140,000	156,638
4.85%, 03/29/29 (a)	175,000	206,346
4.35%, 04/15/30 (a)	135,000	156,194
2.72%, 04/15/31 (a)	100,000	103,307
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	150,000	167,283
1.63%, 12/15/30 (a)	100,000	96,614
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	205,582
CME Group, Inc.
3.75%, 06/15/28 (a)	100,000	114,121
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	175,000	194,028
Eaton Vance Corp.
3.50%, 04/06/27 (a)	125,000	136,305
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	100,000	96,208
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	150,000	163,285
3.75%, 09/21/28 (a)	116,000	130,792
2.10%, 06/15/30 (a)	250,000	248,790
Jefferies Group LLC
6.45%, 06/08/27	100,000	124,651
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	150,000	174,642
4.15%, 01/23/30	230,000	258,913
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	27,275
4.50%, 09/19/28 (a)	100,000	115,662
4.38%, 03/11/29 (a)	210,000	239,102
Nasdaq, Inc.
1.65%, 01/15/31 (a)	200,000	189,070
Nomura Holdings, Inc.
3.10%, 01/16/30	200,000	210,114
2.68%, 07/16/30	200,000	203,400
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	119,685
Stifel Financial Corp.
4.00%, 05/15/30 (a)	75,000	83,564
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (a)(e)	100,000	109,863
2.75%, 10/01/29 (a)(e)	25,000	26,924
The Charles Schwab Corp.
3.20%, 03/02/27 (a)(e)	100,000	109,574
3.20%, 01/25/28 (a)(e)	75,000	82,739
2.00%, 03/20/28 (a)(e)	200,000	205,418
4.00%, 02/01/29 (a)(e)	50,000	57,674
3.25%, 05/22/29 (a)(e)	30,000	33,145
4.63%, 03/22/30 (a)(e)	75,000	91,317
1.65%, 03/11/31 (a)(e)	100,000	97,209
		5,662,164
Finance Companies 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	150,000	160,477
4.63%, 10/15/27 (a)	150,000	167,808
3.88%, 01/23/28 (a)	150,000	160,980
Air Lease Corp.
3.63%, 04/01/27 (a)	100,000	107,683
3.63%, 12/01/27 (a)	100,000	107,576
4.63%, 10/01/28 (a)	125,000	141,339
3.25%, 10/01/29 (a)	35,000	36,440
3.00%, 02/01/30 (a)	175,000	177,508
3.13%, 12/01/30 (a)	150,000	152,703
Ares Capital Corp.
2.15%, 07/15/26 (a)	200,000	199,100
2.88%, 06/15/28 (a)	125,000	126,895
GATX Corp.
3.25%, 09/15/26 (a)	150,000	162,034
3.85%, 03/30/27 (a)	50,000	55,307

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 03/15/28 (a)	25,000	27,478
4.55%, 11/07/28 (a)	50,000	58,429
4.70%, 04/01/29 (a)	125,000	146,668
1.90%, 06/01/31 (a)	100,000	95,411
GE Capital Funding LLC
4.05%, 05/15/27 (a)	250,000	283,190
4.40%, 05/15/30 (a)	650,000	758,387
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	75,000	75,416
Main Street Capital Corp.
3.00%, 07/14/26 (a)	50,000	51,363
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	75,000	75,157
Owl Rock Capital Corp.
3.40%, 07/15/26 (a)	175,000	182,591
2.63%, 01/15/27 (a)	100,000	100,350
2.88%, 06/11/28 (a)	75,000	74,552
Prospect Capital Corp.
3.36%, 11/15/26 (a)	50,000	50,132
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	75,000	75,764
		3,810,738
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	48,681
Blackstone Secured Lending Fund
2.75%, 09/16/26 (a)(d)	125,000	126,782
ORIX Corp.
3.70%, 07/18/27	85,000	95,102
2.25%, 03/09/31	75,000	75,626
Insurance 3.9%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	227,692
Aflac, Inc.
2.88%, 10/15/26 (a)	50,000	53,827
3.60%, 04/01/30 (a)	150,000	169,206
Alleghany Corp.
3.63%, 05/15/30 (a)	100,000	110,416
Allstate Corp.
3.28%, 12/15/26 (a)	125,000	138,154
1.45%, 12/15/30 (a)	75,000	71,789
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	113,223
American Financial Group, Inc.
3.50%, 08/15/26 (a)	50,000	54,402
5.25%, 04/02/30 (a)	75,000	92,264
American International Group, Inc.
4.20%, 04/01/28 (a)	50,000	57,485
4.25%, 03/15/29 (a)	100,000	115,581
3.40%, 06/30/30 (a)	375,000	411,574
5.75%, 04/01/48 (a)(b)	125,000	142,576
Anthem, Inc.
3.65%, 12/01/27 (a)	281,000	314,720
4.10%, 03/01/28 (a)	200,000	229,048
2.88%, 09/15/29 (a)	110,000	117,170
2.25%, 05/15/30 (a)	375,000	378,709
2.55%, 03/15/31 (a)	175,000	180,619
Aon Corp.
8.21%, 01/01/27	100,000	131,411
4.50%, 12/15/28 (a)	75,000	87,809
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 05/02/29 (a)	100,000	112,673
2.80%, 05/15/30 (a)	175,000	184,343
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	50,000	56,587
Arthur J Gallagher & Co.
2.50%, 05/20/31 (a)	125,000	126,337
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	70,031
3.70%, 02/22/30 (a)	50,000	54,336
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	125,000	130,022
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	167,701
6.15%, 04/03/30 (a)	225,000	284,528
3.50%, 01/15/31 (a)	100,000	106,809
AXA S.A.
8.60%, 12/15/30	200,000	304,104
AXIS Specialty Finance LLC
4.90%, 01/15/40 (a)(b)	75,000	79,360
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	111,114
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	125,000	126,422
1.45%, 10/15/30 (a)	75,000	73,378
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	225,000	245,900
5.63%, 05/15/30 (a)	100,000	121,846
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	35,000	40,244
2.38%, 03/15/31 (a)	100,000	100,050
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	250,000	238,005
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	109,616
3.90%, 05/01/29 (a)	50,000	56,330
2.05%, 08/15/30 (a)	100,000	98,371
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	89,403
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	114,913
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	300,000	344,538
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	57,617
4.63%, 04/29/30 (a)	150,000	171,879
3.38%, 03/03/31 (a)(d)	100,000	104,477
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	125,000	144,167
3.40%, 06/15/30 (a)	100,000	107,745
2.45%, 03/15/31 (a)	100,000	99,826
First American Financial Corp.
4.00%, 05/15/30 (a)	75,000	83,425
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	58,566
2.15%, 08/15/30 (a)	100,000	98,903
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	50,288
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	105,458
Humana, Inc.
3.95%, 03/15/27 (a)	50,000	56,125
3.13%, 08/15/29 (a)	150,000	161,629
4.88%, 04/01/30 (a)	50,000	60,407

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	50,009
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	112,134
3.05%, 01/15/30 (a)	100,000	106,828
3.40%, 01/15/31 (a)	100,000	110,195
Loews Corp.
3.20%, 05/15/30 (a)	50,000	54,325
Manulife Financial Corp.
2.48%, 05/19/27 (a)	100,000	105,684
4.06%, 02/24/32 (a)(b)	100,000	110,429
Markel Corp.
3.50%, 11/01/27 (a)	75,000	82,639
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	150,000	176,076
2.25%, 11/15/30 (a)	310,000	314,436
Mercury General Corp.
4.40%, 03/15/27 (a)	50,000	56,488
MetLife, Inc.
4.55%, 03/23/30 (a)	150,000	180,267
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	55,953
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	45,000	50,144
4.50%, 10/01/50 (a)(b)	100,000	104,497
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	100,000	108,266
3.70%, 05/15/29 (a)	65,000	73,109
2.13%, 06/15/30 (a)	50,000	49,998
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	125,000	143,271
2.10%, 03/10/30 (a)	75,000	76,450
4.50%, 09/15/47 (a)(b)	100,000	108,707
5.70%, 09/15/48 (a)(b)	225,000	263,900
3.70%, 10/01/50 (a)(b)	150,000	157,113
Prudential PLC
3.13%, 04/14/30	150,000	161,745
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	30,000	33,413
3.90%, 05/15/29 (a)	175,000	196,236
3.15%, 06/15/30 (a)	50,000	53,509
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	100,000	109,374
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	55,195
The Progressive Corp.
2.45%, 01/15/27	100,000	106,163
4.00%, 03/01/29 (a)	100,000	115,257
3.20%, 03/26/30 (a)	125,000	137,674
UnitedHealth Group, Inc.
3.45%, 01/15/27	300,000	333,117
3.38%, 04/15/27	125,000	138,945
2.95%, 10/15/27	175,000	190,662
3.85%, 06/15/28	200,000	229,980
3.88%, 12/15/28	150,000	172,911
2.88%, 08/15/29	175,000	188,891
2.00%, 05/15/30	250,000	252,277
2.30%, 05/15/31 (a)	100,000	102,462
Unum Group
4.00%, 06/15/29 (a)	75,000	84,485
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	25,000	26,353
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Willis North America, Inc.
4.50%, 09/15/28 (a)	125,000	144,812
2.95%, 09/15/29 (a)	125,000	131,625
		13,721,152
REITs 5.2%
Agree LP
2.00%, 06/15/28 (a)	100,000	99,296
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	50,000	56,634
4.50%, 07/30/29 (a)	75,000	88,171
2.75%, 12/15/29 (a)	100,000	104,626
4.70%, 07/01/30 (a)	100,000	119,236
4.90%, 12/15/30 (a)	100,000	122,477
American Assets Trust LP
3.38%, 02/01/31 (a)	100,000	103,710
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	75,000	80,689
3.63%, 11/15/27 (a)	50,000	54,553
2.85%, 02/01/30 (a)	50,000	51,551
3.88%, 01/30/31 (a)	75,000	83,473
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	56,269
4.90%, 02/15/29 (a)	30,000	35,000
AvalonBay Communities, Inc.
2.90%, 10/15/26 (a)	75,000	80,596
3.35%, 05/15/27 (a)	30,000	32,991
3.20%, 01/15/28 (a)	150,000	162,969
2.30%, 03/01/30 (a)	50,000	51,263
2.45%, 01/15/31 (a)	150,000	154,602
Boston Properties LP
2.75%, 10/01/26 (a)	150,000	160,251
4.50%, 12/01/28 (a)	150,000	175,093
3.40%, 06/21/29 (a)	100,000	108,786
2.90%, 03/15/30 (a)	385,000	401,397
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	150,000	163,204
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	200,000	223,058
3.90%, 03/15/27 (a)	125,000	137,494
4.13%, 05/15/29 (a)	75,000	84,156
4.05%, 07/01/30 (a)	100,000	112,237
Camden Property Trust
3.15%, 07/01/29 (a)	125,000	136,344
2.80%, 05/15/30 (a)	175,000	185,587
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	35,000	36,974
Corporate Office Properties LP
2.75%, 04/15/31 (a)	125,000	126,132
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	107,138
2.00%, 02/15/31 (a)	150,000	146,035
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	53,325
2.15%, 11/01/30 (a)	125,000	119,359
Digital Realty Trust LP
3.70%, 08/15/27 (a)	200,000	224,214
4.45%, 07/15/28 (a)	100,000	116,024
3.60%, 07/01/29 (a)	275,000	306,243
Duke Realty LP
4.00%, 09/15/28 (a)	50,000	57,029
2.88%, 11/15/29 (a)	75,000	79,165
1.75%, 07/01/30 (a)	75,000	72,227
1.75%, 02/01/31 (a)	100,000	96,286

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	80,275
3.50%, 03/01/28 (a)	100,000	110,657
4.15%, 12/01/28 (a)	100,000	114,974
3.00%, 07/01/29 (a)	70,000	75,395
2.50%, 02/15/30 (a)	125,000	129,589
Essex Portfolio LP
3.63%, 05/01/27 (a)	100,000	110,285
4.00%, 03/01/29 (a)	125,000	141,399
3.00%, 01/15/30 (a)	50,000	52,692
1.65%, 01/15/31 (a)	75,000	70,522
Extra Space Storage LP
2.55%, 06/01/31 (a)	125,000	125,990
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	107,946
3.20%, 06/15/29 (a)	50,000	53,772
3.50%, 06/01/30 (a)	75,000	82,393
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	100,000	100,702
2.05%, 03/15/31 (a)	50,000	48,513
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	85,000	93,438
3.75%, 07/01/27 (a)	100,000	111,613
3.10%, 02/15/30 (a)	125,000	132,780
2.00%, 03/15/31 (a)	100,000	96,885
Healthpeak Properties, Inc.
3.25%, 07/15/26 (a)	243,000	264,437
3.50%, 07/15/29 (a)	50,000	55,372
3.00%, 01/15/30 (a)	150,000	159,426
2.88%, 01/15/31 (a)	50,000	52,583
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	112,564
2.60%, 02/01/31 (a)	100,000	100,818
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	100,000	105,129
3.50%, 09/15/30 (a)	125,000	131,369
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	45,000	49,358
4.65%, 04/01/29 (a)	100,000	115,278
3.25%, 01/15/30 (a)	75,000	79,237
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	79,078
3.05%, 02/15/30 (a)	150,000	156,864
Kimco Realty Corp.
2.80%, 10/01/26 (a)	100,000	106,197
3.80%, 04/01/27 (a)	50,000	55,408
1.90%, 03/01/28 (a)	50,000	50,083
2.70%, 10/01/30 (a)	100,000	103,043
Lexington Realty Trust
2.70%, 09/15/30 (a)	75,000	76,454
Life Storage LP
3.88%, 12/15/27 (a)	95,000	106,290
4.00%, 06/15/29 (a)	55,000	61,715
2.20%, 10/15/30 (a)	100,000	98,937
Mid-America Apartments LP
3.60%, 06/01/27 (a)	100,000	111,439
4.20%, 06/15/28 (a)	75,000	86,000
3.95%, 03/15/29 (a)	115,000	130,685
1.70%, 02/15/31 (a)	100,000	94,990
National Health Investors, Inc.
3.00%, 02/01/31 (a)	75,000	72,750
National Retail Properties, Inc.
3.50%, 10/15/27 (a)	100,000	108,409
4.30%, 10/15/28 (a)	50,000	56,897
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	250,000	267,662
3.38%, 02/01/31 (a)	100,000	102,880
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	85,013
3.95%, 01/15/28 (a)	50,000	54,970
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	50,919
Prologis LP
3.25%, 10/01/26 (a)	79,000	86,781
2.13%, 04/15/27 (a)	100,000	104,263
2.25%, 04/15/30 (a)	250,000	255,460
1.25%, 10/15/30 (a)	200,000	188,462
1.63%, 03/15/31 (a)	150,000	144,618
Public Storage
3.09%, 09/15/27 (a)	100,000	109,866
1.85%, 05/01/28 (a)	350,000	352,894
3.39%, 05/01/29 (a)	100,000	111,115
Realty Income Corp.
4.13%, 10/15/26 (a)	200,000	226,938
3.65%, 01/15/28 (a)	175,000	195,802
3.25%, 01/15/31 (a)	150,000	163,810
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	83,143
4.13%, 03/15/28 (a)	75,000	84,349
2.95%, 09/15/29 (a)	50,000	52,719
3.70%, 06/15/30 (a)	100,000	110,943
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	75,000	83,106
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	75,000	72,417
Sabra Health Care LP
3.90%, 10/15/29 (a)	90,000	95,385
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	100,000	100,100
Simon Property Group LP
3.25%, 11/30/26 (a)	100,000	109,221
3.38%, 06/15/27 (a)	100,000	109,039
3.38%, 12/01/27 (a)	200,000	218,256
2.45%, 09/13/29 (a)	275,000	283,255
2.65%, 07/15/30 (a)	400,000	415,112
2.20%, 02/01/31 (a)	100,000	98,858
SITE Centers Corp.
4.70%, 06/01/27 (a)	76,000	84,409
Spirit Realty LP
4.45%, 09/15/26 (a)	34,000	38,012
3.20%, 01/15/27 (a)	75,000	80,080
2.10%, 03/15/28 (a)	50,000	49,848
4.00%, 07/15/29 (a)	150,000	166,834
3.20%, 02/15/31 (a)	100,000	104,334
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	79,264
2.75%, 11/18/30 (a)	100,000	101,081
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	52,456
3.88%, 07/15/27 (a)	175,000	189,658
UDR, Inc.
2.95%, 09/01/26 (a)	175,000	187,350
3.50%, 01/15/28 (a)	50,000	54,720
4.40%, 01/26/29 (a)	50,000	57,742
3.20%, 01/15/30 (a)	50,000	54,151
Ventas Realty LP
3.25%, 10/15/26 (a)	75,000	81,637
3.85%, 04/01/27 (a)	45,000	50,365

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/01/28 (a)	221,000	248,678
4.40%, 01/15/29 (a)	200,000	229,974
3.00%, 01/15/30 (a)	145,000	151,930
4.75%, 11/15/30 (a)	50,000	59,587
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	125,000	140,997
3.40%, 01/15/28 (a)	200,000	218,174
2.20%, 06/15/28 (a)	200,000	203,542
3.10%, 12/15/29 (a)	145,000	155,366
Vornado Realty LP
3.40%, 06/01/31 (a)	100,000	103,290
Welltower, Inc.
2.70%, 02/15/27 (a)	100,000	106,175
4.25%, 04/15/28 (a)	150,000	172,131
4.13%, 03/15/29 (a)	100,000	113,593
3.10%, 01/15/30 (a)	50,000	53,355
2.75%, 01/15/31 (a)	100,000	103,283
2.80%, 06/01/31 (a)	300,000	310,191
WP Carey, Inc.
3.85%, 07/15/29 (a)	180,000	199,917
		18,005,974
		118,604,382

Industrial 58.0%
Basic Industry 2.7%
Air Products and Chemicals, Inc.
1.85%, 05/15/27 (a)	200,000	205,578
2.05%, 05/15/30 (a)	50,000	51,014
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	200,000	207,878
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	54,065
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	215,600
Dow Chemical Co.
4.80%, 11/30/28 (a)	90,000	108,059
7.38%, 11/01/29	50,000	69,469
2.10%, 11/15/30 (a)	325,000	322,263
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	395,000	471,160
Eastman Chemical Co.
4.50%, 12/01/28 (a)	75,000	87,559
Ecolab, Inc.
2.70%, 11/01/26 (a)	225,000	241,211
3.25%, 12/01/27 (a)	25,000	27,545
4.80%, 03/24/30 (a)	125,000	153,380
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	100,000	102,671
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	75,000	87,334
FMC Corp.
3.20%, 10/01/26 (a)	50,000	53,942
3.45%, 10/01/29 (a)	100,000	109,143
Georgia-Pacific LLC
8.88%, 05/15/31	100,000	157,919
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	142,432
2.95%, 06/15/31 (a)	100,000	101,788
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	75,000	86,870
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	114,369
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Linde, Inc.
1.10%, 08/10/30 (a)	125,000	117,664
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	81,915
LYB International Finance III LLC
3.38%, 05/01/30 (a)	100,000	108,768
2.25%, 10/01/30 (a)	125,000	125,058
Mosaic Co.
4.05%, 11/15/27 (a)	50,000	56,103
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	150,415
Newmont Corp.
2.80%, 10/01/29 (a)	125,000	131,473
2.25%, 10/01/30 (a)	150,000	150,022
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	114,118
2.70%, 06/01/30 (a)	100,000	104,576
Nutrien Ltd.
4.00%, 12/15/26 (a)	75,000	84,595
4.20%, 04/01/29 (a)	125,000	143,902
2.95%, 05/13/30 (a)	200,000	211,262
Packaging Corp. of America
3.00%, 12/15/29 (a)	135,000	143,632
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	199,769
2.80%, 08/15/29 (a)	75,000	79,711
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	150,000	148,222
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50,000	67,855
Rohm & Haas Co.
7.85%, 07/15/29	200,000	276,580
RPM International, Inc.
3.75%, 03/15/27 (a)	100,000	109,840
4.55%, 03/01/29 (a)	50,000	57,575
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	225,000	248,011
2.95%, 08/15/29 (a)	135,000	145,043
2.30%, 05/15/30 (a)	100,000	101,500
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	170,000	178,032
1.65%, 10/15/27 (a)	50,000	49,869
3.45%, 04/15/30 (a)	75,000	81,805
3.25%, 01/15/31 (a)	100,000	107,549
Suzano Austria GmbH
6.00%, 01/15/29 (a)	400,000	476,748
5.00%, 01/15/30 (a)	200,000	226,758
3.75%, 01/15/31 (a)	100,000	104,765
Teck Resources Ltd.
3.90%, 07/15/30 (a)	100,000	108,080
Vale Overseas Ltd.
6.25%, 08/10/26	290,000	348,635
3.75%, 07/08/30 (a)	225,000	239,440
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	218,538
WestRock MWV LLC
8.20%, 01/15/30	100,000	141,622
7.95%, 02/15/31	75,000	107,313
Weyerhaeuser Co.
6.95%, 10/01/27	75,000	97,116
4.00%, 11/15/29 (a)	100,000	114,223
4.00%, 04/15/30 (a)	125,000	142,427

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WRKCo, Inc.
3.38%, 09/15/27 (a)	75,000	81,903
4.00%, 03/15/28 (a)	75,000	84,792
3.90%, 06/01/28 (a)	100,000	113,168
4.90%, 03/15/29 (a)	200,000	240,030
		9,591,671
Capital Goods 6.2%
3M Co.
2.25%, 09/19/26 (a)	150,000	158,854
2.88%, 10/15/27 (a)	150,000	163,143
3.63%, 09/14/28 (a)	50,000	56,930
3.38%, 03/01/29 (a)	175,000	196,208
2.38%, 08/26/29 (a)	200,000	209,846
3.05%, 04/15/30 (a)	250,000	275,375
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	75,000	74,489
Allegion PLC
3.50%, 10/01/29 (a)	50,000	54,444
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	65,000	75,551
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	256,390
Amphenol Corp.
4.35%, 06/01/29 (a)	100,000	117,415
2.80%, 02/15/30 (a)	150,000	158,901
Avery Dennison Corp.
4.88%, 12/06/28 (a)	95,000	113,360
2.65%, 04/30/30 (a)	75,000	77,317
Boeing Co.
2.70%, 02/01/27 (a)	170,000	175,785
2.80%, 03/01/27 (a)	75,000	77,912
5.04%, 05/01/27 (a)	300,000	346,539
3.25%, 02/01/28 (a)	150,000	159,189
3.25%, 03/01/28 (a)	90,000	95,066
3.45%, 11/01/28 (a)	50,000	53,402
3.20%, 03/01/29 (a)	320,000	336,352
2.95%, 02/01/30 (a)	125,000	128,122
5.15%, 05/01/30 (a)	750,000	889,020
3.63%, 02/01/31 (a)	225,000	242,113
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	222,466
2.75%, 03/01/30 (a)	75,000	78,281
Carrier Global Corp.
2.49%, 02/15/27 (a)	75,000	78,530
2.72%, 02/15/30 (a)	375,000	389,287
2.70%, 02/15/31 (a)(d)	150,000	154,987
Caterpillar Financial Services Corp.
1.10%, 09/14/27	100,000	98,862
Caterpillar, Inc.
2.60%, 09/19/29 (a)	180,000	192,321
2.60%, 04/09/30 (a)	250,000	267,080
1.90%, 03/12/31 (a)	100,000	100,330
CNH Industrial NV
3.85%, 11/15/27 (a)	140,000	155,487
Deere & Co.
5.38%, 10/16/29	50,000	63,805
3.10%, 04/15/30 (a)	275,000	304,032
Dover Corp.
2.95%, 11/04/29 (a)	50,000	53,830
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	25,000	25,603
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	163,416
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Emerson Electric Co.
0.88%, 10/15/26 (a)	200,000	197,324
1.80%, 10/15/27 (a)	150,000	153,771
Flowserve Corp.
3.50%, 10/01/30 (a)	75,000	79,240
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	25,000	26,955
General Dynamics Corp.
3.50%, 04/01/27 (a)	400,000	444,788
3.75%, 05/15/28 (a)	100,000	113,810
3.63%, 04/01/30 (a)	375,000	424,736
General Electric Co.
3.45%, 05/01/27 (a)	175,000	192,589
3.63%, 05/01/30 (a)	200,000	223,422
Honeywell International, Inc.
2.50%, 11/01/26 (a)	260,000	277,355
2.70%, 08/15/29 (a)	75,000	80,563
1.95%, 06/01/30 (a)	325,000	330,382
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	54,888
2.30%, 03/15/31 (a)	75,000	75,329
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	54,585
4.20%, 05/01/30 (a)	100,000	114,553
IDEX Corp.
3.00%, 05/01/30 (a)	50,000	52,886
2.63%, 06/15/31 (a)	200,000	203,398
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	125,000	134,171
John Deere Capital Corp.
2.25%, 09/14/26	150,000	158,107
1.75%, 03/09/27	150,000	153,799
2.80%, 09/08/27	135,000	146,204
3.05%, 01/06/28	50,000	54,871
1.50%, 03/06/28	150,000	149,370
3.45%, 03/07/29	20,000	22,530
2.80%, 07/18/29	65,000	70,351
2.45%, 01/09/30	240,000	252,871
Johnson Controls International plc
1.75%, 09/15/30 (a)	200,000	192,978
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	113,727
2.80%, 03/01/31 (a)	75,000	75,764
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	100,000	112,501
4.40%, 06/15/28 (a)	150,000	174,228
4.40%, 06/15/28 (a)	125,000	145,180
2.90%, 12/15/29 (a)	125,000	132,711
1.80%, 01/15/31 (a)	50,000	48,647
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	54,527
4.40%, 03/15/29 (a)	50,000	57,285
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	50,105
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	50,000	50,224
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	100,000	109,376
3.50%, 12/15/27 (a)	72,000	79,401
Masco Corp.
3.50%, 11/15/27 (a)	150,000	164,893
2.00%, 10/01/30 (a)	200,000	195,396
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	40,000	43,948

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	300,000	326,799
3.25%, 01/15/28 (a)	165,000	180,185
4.40%, 05/01/30 (a)	200,000	236,682
nVent Finance Sarl
4.55%, 04/15/28 (a)	65,000	71,547
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	106,108
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	208,086
2.57%, 02/15/30 (a)	120,000	124,465
Owens Corning
3.40%, 08/15/26 (a)	100,000	108,519
3.88%, 06/01/30 (a)	150,000	167,700
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	65,651
3.25%, 06/14/29 (a)	300,000	328,422
Pentair Finance Sarl
4.50%, 07/01/29 (a)	150,000	175,950
Raytheon Technologies Corp.
2.65%, 11/01/26 (a)	150,000	160,188
3.50%, 03/15/27 (a)	200,000	220,834
3.13%, 05/04/27 (a)	125,000	136,022
6.70%, 08/01/28	20,000	26,253
4.13%, 11/16/28 (a)	575,000	662,463
7.50%, 09/15/29	100,000	139,960
2.25%, 07/01/30 (a)	175,000	178,026
Republic Services, Inc.
2.90%, 07/01/26 (a)	100,000	107,316
3.38%, 11/15/27 (a)	15,000	16,499
3.95%, 05/15/28 (a)	175,000	199,127
2.30%, 03/01/30 (a)	100,000	101,634
1.45%, 02/15/31 (a)	125,000	117,320
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	56,132
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	100,000	111,715
1.40%, 09/15/27 (a)	100,000	98,550
4.20%, 09/15/28 (a)	150,000	172,698
2.95%, 09/15/29 (a)	125,000	133,785
2.00%, 06/30/30 (a)	50,000	49,350
1.75%, 02/15/31 (a)	200,000	192,472
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	81,676
Sonoco Products Co.
3.13%, 05/01/30 (a)	75,000	80,227
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	50,000	58,509
2.30%, 03/15/30 (a)	200,000	207,642
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	100,000	101,947
2.75%, 04/01/31 (a)	200,000	205,792
Textron, Inc.
3.65%, 03/15/27 (a)	50,000	55,490
3.90%, 09/17/29 (a)	75,000	83,997
3.00%, 06/01/30 (a)	100,000	105,469
2.45%, 03/15/31 (a)	100,000	100,588
Timken Co.
4.50%, 12/15/28 (a)	75,000	83,939
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	215,000	242,982
United Rentals North America, Inc.
3.88%, 11/15/27 (a)	150,000	157,906
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vontier Corp.
2.40%, 04/01/28 (a)(d)	100,000	99,388
2.95%, 04/01/31 (a)(d)	100,000	100,575
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	225,658
3.50%, 06/01/30 (a)	200,000	220,674
Waste Connections, Inc.
4.25%, 12/01/28 (a)	75,000	86,843
3.50%, 05/01/29 (a)	150,000	165,405
2.60%, 02/01/30 (a)	50,000	51,791
Waste Management, Inc.
3.15%, 11/15/27 (a)	155,000	169,762
1.15%, 03/15/28 (a)	200,000	193,818
1.50%, 03/15/31 (a)	100,000	94,705
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	135,000	145,201
4.95%, 09/15/28 (a)(f)(g)	175,000	203,474
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	54,791
1.95%, 01/30/28 (a)	200,000	202,564
2.25%, 01/30/31 (a)	100,000	101,045
		21,546,095
Communications 8.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	175,000	192,749
1.35%, 09/15/30 (a)	275,000	257,752
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	200,000	221,042
2.88%, 05/07/30 (a)	200,000	210,950
American Tower Corp.
3.38%, 10/15/26 (a)	125,000	136,150
3.13%, 01/15/27 (a)	75,000	80,421
3.55%, 07/15/27 (a)	200,000	219,728
3.60%, 01/15/28 (a)	100,000	110,225
1.50%, 01/31/28 (a)	125,000	121,854
3.95%, 03/15/29 (a)	350,000	393,722
3.80%, 08/15/29 (a)	275,000	306,971
2.90%, 01/15/30 (a)	135,000	142,096
2.10%, 06/15/30 (a)	150,000	147,746
1.88%, 10/15/30 (a)	100,000	96,815
2.70%, 04/15/31 (a)	125,000	129,239
AT&T, Inc.
2.95%, 07/15/26 (a)	90,000	96,807
3.80%, 02/15/27 (a)	445,000	496,669
4.25%, 03/01/27 (a)	200,000	227,190
2.30%, 06/01/27 (a)	425,000	440,028
1.65%, 02/01/28 (a)	300,000	298,092
4.10%, 02/15/28 (a)	200,000	228,272
4.35%, 03/01/29 (a)	650,000	752,797
4.30%, 02/15/30 (a)	375,000	433,897
2.75%, 06/01/31 (a)	600,000	623,976
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	238,740
9.63%, 12/15/30 (f)(g)	500,000	776,225
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	170,000	187,753
4.20%, 03/15/28 (a)	200,000	226,442
5.05%, 03/30/29 (a)	275,000	325,526
2.80%, 04/01/31 (a)	275,000	281,495
Comcast Corp.
2.35%, 01/15/27 (a)	450,000	472,671
3.30%, 02/01/27 (a)	225,000	247,225
3.30%, 04/01/27 (a)	250,000	275,760

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.15%, 02/15/28 (a)	275,000	301,766
3.55%, 05/01/28 (a)	100,000	111,997
4.15%, 10/15/28 (a)	342,000	396,248
2.65%, 02/01/30 (a)	250,000	263,210
3.40%, 04/01/30 (a)	350,000	386,953
4.25%, 10/15/30 (a)	375,000	441,367
1.95%, 01/15/31 (a)	200,000	197,232
1.50%, 02/15/31 (a)	250,000	237,067
Crown Castle International Corp.
1.05%, 07/15/26 (a)	150,000	146,826
3.65%, 09/01/27 (a)	300,000	331,158
3.80%, 02/15/28 (a)	75,000	83,401
4.30%, 02/15/29 (a)	75,000	86,432
3.10%, 11/15/29 (a)	50,000	53,130
3.30%, 07/01/30 (a)	125,000	134,344
2.25%, 01/15/31 (a)	200,000	197,518
2.10%, 04/01/31 (a)	200,000	195,134
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	550,000	824,307
Discovery Communications LLC
3.95%, 03/20/28 (a)	200,000	222,810
4.13%, 05/15/29 (a)	150,000	168,552
3.63%, 05/15/30 (a)	175,000	191,161
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	100,000	96,763
Fox Corp.
4.71%, 01/25/29 (a)	475,000	558,491
3.50%, 04/08/30 (a)	100,000	110,317
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	100,000	117,455
4.75%, 03/30/30 (a)	100,000	118,589
2.40%, 03/01/31 (a)	100,000	100,332
Koninklijke KPN N.V.
8.38%, 10/01/30	50,000	70,945
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	101,639
4.20%, 06/01/30 (a)	125,000	144,445
Orange S.A.
9.00%, 03/01/31	375,000	591,371
Rogers Communications, Inc.
2.90%, 11/15/26 (a)	50,000	53,539
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	650,000	718,828
2.05%, 02/15/28 (a)	600,000	608,460
3.88%, 04/15/30 (a)(c)	1,200,000	1,340,184
2.55%, 02/15/31 (a)	300,000	303,564
TCI Communications, Inc.
7.13%, 02/15/28	115,000	153,703
Telefonica Emisiones S.A.
4.10%, 03/08/27	300,000	337,929
Telefonica Europe BV
8.25%, 09/15/30	200,000	293,092
TELUS Corp.
2.80%, 02/16/27 (a)	100,000	106,888
3.70%, 09/15/27 (a)	75,000	84,359
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	200,000	206,086
Verizon Communications, Inc.
2.63%, 08/15/26	300,000	318,873
4.13%, 03/16/27	525,000	597,739
3.00%, 03/22/27 (a)	100,000	107,607
2.10%, 03/22/28 (a)	400,000	408,640
4.33%, 09/21/28	735,000	854,871
3.88%, 02/08/29 (a)	125,000	142,310
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.02%, 12/03/29 (a)	700,000	803,271
3.15%, 03/22/30 (a)	775,000	836,496
1.50%, 09/18/30 (a)	50,000	47,758
1.68%, 10/30/30 (a)	200,000	191,352
7.75%, 12/01/30	75,000	109,424
1.75%, 01/20/31 (a)	375,000	359,831
2.55%, 03/21/31 (a)	725,000	742,291
ViacomCBS, Inc.
2.90%, 01/15/27 (a)	200,000	212,728
3.38%, 02/15/28 (a)	100,000	109,495
3.70%, 06/01/28 (a)	50,000	55,704
4.20%, 06/01/29 (a)	50,000	57,619
7.88%, 07/30/30	150,000	214,292
4.95%, 01/15/31 (a)	225,000	271,737
Vodafone Group PLC
4.38%, 05/30/28	465,000	541,302
7.88%, 02/15/30	275,000	393,687
Walt Disney Co.
3.38%, 11/15/26 (a)	250,000	275,855
3.70%, 03/23/27	100,000	112,368
2.20%, 01/13/28	400,000	414,828
2.00%, 09/01/29 (a)	350,000	353,717
3.80%, 03/22/30	250,000	285,930
2.65%, 01/13/31	300,000	315,213
		29,719,555
Consumer Cyclical 7.3%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	49,604
3.90%, 04/15/30 (a)	100,000	111,987
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	300,000	327,888
2.13%, 02/09/31 (a)	250,000	246,145
Amazon.com, Inc.
1.20%, 06/03/27 (a)	200,000	199,152
3.15%, 08/22/27 (a)	775,000	856,669
1.65%, 05/12/28 (a)	400,000	403,476
1.50%, 06/03/30 (a)	600,000	588,216
2.10%, 05/12/31 (a)	300,000	305,163
American Honda Finance Corp.
2.30%, 09/09/26	100,000	105,444
2.35%, 01/08/27	229,000	242,140
3.50%, 02/15/28	41,000	46,041
1.80%, 01/13/31	125,000	123,515
Aptiv PLC
4.35%, 03/15/29 (a)	50,000	57,745
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	54,936
4.75%, 06/01/30 (a)	75,000	88,835
AutoZone, Inc.
3.75%, 06/01/27 (a)	25,000	27,975
3.75%, 04/18/29 (a)	175,000	195,503
4.00%, 04/15/30 (a)	50,000	56,926
1.65%, 01/15/31 (a)	150,000	142,938
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	57,990
1.95%, 10/01/30 (a)	150,000	145,518
Block Financial LLC
3.88%, 08/15/30 (a)	100,000	108,239
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	75,000	83,711
4.63%, 04/13/30 (a)	325,000	389,090
BorgWarner, Inc.
2.65%, 07/01/27 (a)	275,000	291,802

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	32,545
3.70%, 01/15/31 (a)	100,000	108,450
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	82,370
1.38%, 06/20/27 (a)	150,000	151,163
1.60%, 04/20/30 (a)	400,000	394,608
Cummins, Inc.
1.50%, 09/01/30 (a)	175,000	169,017
Daimler Finance North America LLC
8.50%, 01/18/31	250,000	379,057
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	111,148
Dollar General Corp.
3.88%, 04/15/27 (a)	150,000	168,867
4.13%, 05/01/28 (a)	50,000	57,340
3.50%, 04/03/30 (a)	175,000	192,605
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	200,000	228,270
DR Horton, Inc.
1.40%, 10/15/27 (a)	100,000	98,018
eBay, Inc.
2.70%, 03/11/30 (a)	325,000	338,474
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	254,367
3.80%, 02/15/28 (a)	175,000	190,767
3.25%, 02/15/30 (a)	200,000	209,100
2.95%, 03/15/31 (a)	100,000	101,767
General Motors Co.
4.20%, 10/01/27 (a)	175,000	195,440
6.80%, 10/01/27 (a)	300,000	378,012
5.00%, 10/01/28 (a)	30,000	35,206
General Motors Financial Co., Inc.
4.00%, 10/06/26 (a)	250,000	276,372
4.35%, 01/17/27 (a)	100,000	112,524
2.40%, 04/10/28 (a)	200,000	203,072
5.65%, 01/17/29 (a)	100,000	121,997
3.60%, 06/21/30 (a)	200,000	216,874
2.35%, 01/08/31 (a)	225,000	222,052
2.70%, 06/10/31 (a)	250,000	251,877
Genuine Parts Co.
1.88%, 11/01/30 (a)	75,000	72,470
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	80,000	95,306
5.30%, 01/15/29 (a)	125,000	146,184
4.00%, 01/15/30 (a)	175,000	188,989
4.00%, 01/15/31 (a)	50,000	53,993
Home Depot, Inc.
2.13%, 09/15/26 (a)	150,000	157,913
2.50%, 04/15/27 (a)	400,000	426,688
2.80%, 09/14/27 (a)	205,000	222,329
0.90%, 03/15/28 (a)	100,000	97,520
3.90%, 12/06/28 (a)	100,000	116,357
2.95%, 06/15/29 (a)	269,000	294,270
2.70%, 04/15/30 (a)	200,000	214,142
1.38%, 03/15/31 (a)	250,000	239,395
Hyatt Hotels Corp.
4.38%, 09/15/28 (a)	60,000	66,302
5.75%, 04/23/30 (a)	75,000	91,104
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	213,854
Kohl's Corp.
3.38%, 05/01/31 (a)	75,000	77,718
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	150,000	159,546
3.90%, 08/08/29 (a)	125,000	133,274
Lear Corp.
3.80%, 09/15/27 (a)	60,000	66,179
4.25%, 05/15/29 (a)	25,000	28,268
3.50%, 05/30/30 (a)	50,000	53,836
Lennar Corp.
5.00%, 06/15/27 (a)	150,000	173,758
4.75%, 11/29/27 (a)	250,000	289,155
Lowe's Cos., Inc.
3.10%, 05/03/27 (a)	75,000	81,935
1.30%, 04/15/28 (a)	200,000	195,194
6.50%, 03/15/29	147,000	191,541
3.65%, 04/05/29 (a)	400,000	448,000
4.50%, 04/15/30 (a)	175,000	207,244
1.70%, 10/15/30 (a)	225,000	215,928
2.63%, 04/01/31 (a)	250,000	259,052
Magna International, Inc.
2.45%, 06/15/30 (a)	150,000	153,743
Marriott International, Inc.
4.00%, 04/15/28 (a)	150,000	165,141
4.65%, 12/01/28 (a)	75,000	85,904
4.63%, 06/15/30 (a)	250,000	288,050
2.85%, 04/15/31 (a)	50,000	50,844
McDonald's Corp.
3.50%, 03/01/27 (a)	125,000	138,234
3.50%, 07/01/27 (a)	200,000	222,002
3.80%, 04/01/28 (a)	100,000	113,334
2.63%, 09/01/29 (a)	450,000	474,174
2.13%, 03/01/30 (a)	100,000	101,214
3.60%, 07/01/30 (a)	100,000	112,547
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	125,000	121,855
NIKE, Inc.
2.38%, 11/01/26 (a)	275,000	292,671
2.75%, 03/27/27 (a)	100,000	107,910
2.85%, 03/27/30 (a)	350,000	380,579
Nordstrom, Inc.
6.95%, 03/15/28	50,000	59,196
4.38%, 04/01/30 (a)	100,000	104,265
NVR, Inc.
3.00%, 05/15/30 (a)	50,000	53,028
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	200,000	224,484
4.35%, 06/01/28 (a)	100,000	116,234
3.90%, 06/01/29 (a)	50,000	56,584
4.20%, 04/01/30 (a)	125,000	144,389
PulteGroup, Inc.
5.00%, 01/15/27 (a)	75,000	87,692
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	125,000	133,155
Ross Stores, Inc.
1.88%, 04/15/31 (a)	75,000	72,759
Sands China Ltd.
5.40%, 08/08/28 (a)	200,000	233,130
4.38%, 06/18/30 (a)	200,000	217,294
Starbucks Corp.
2.00%, 03/12/27 (a)	100,000	102,917
3.50%, 03/01/28 (a)	75,000	83,923
4.00%, 11/15/28 (a)	36,000	41,464
3.55%, 08/15/29 (a)	225,000	252,067
2.25%, 03/12/30 (a)	75,000	76,112
2.55%, 11/15/30 (a)	255,000	264,361

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tapestry, Inc.
4.13%, 07/15/27 (a)	120,000	131,315
Target Corp.
3.38%, 04/15/29 (a)	200,000	224,858
2.35%, 02/15/30 (a)	250,000	261,352
TJX Cos., Inc.
2.25%, 09/15/26 (a)	160,000	168,402
1.15%, 05/15/28 (a)	150,000	145,019
3.88%, 04/15/30 (a)	100,000	114,658
Toyota Motor Corp.
3.67%, 07/20/28	200,000	227,082
2.76%, 07/02/29	100,000	107,772
Toyota Motor Credit Corp.
3.20%, 01/11/27	50,000	54,997
1.15%, 08/13/27	250,000	246,262
3.05%, 01/11/28	150,000	164,787
3.65%, 01/08/29	25,000	28,557
2.15%, 02/13/30	175,000	179,781
3.38%, 04/01/30	350,000	392,910
Tractor Supply Co.
1.75%, 11/01/30 (a)	150,000	143,363
VF Corp.
2.80%, 04/23/27 (a)	50,000	53,441
2.95%, 04/23/30 (a)	150,000	158,931
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)	75,000	80,113
Walmart, Inc.
3.05%, 07/08/26 (a)	250,000	273,887
5.88%, 04/05/27	50,000	62,758
3.70%, 06/26/28 (a)	600,000	683,520
3.25%, 07/08/29 (a)	275,000	308,014
2.38%, 09/24/29 (a)	100,000	106,054
7.55%, 02/15/30	75,000	111,523
		25,426,063
Consumer Non-Cyclical 14.2%
Abbott Laboratories
3.75%, 11/30/26 (a)	350,000	396,102
1.15%, 01/30/28 (a)	175,000	171,679
1.40%, 06/30/30 (a)	100,000	96,818
AbbVie, Inc.
2.95%, 11/21/26 (a)	650,000	699,036
4.25%, 11/14/28 (a)	275,000	319,066
3.20%, 11/21/29 (a)	1,075,000	1,167,493
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	130,000	147,321
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	81,017
2.75%, 09/15/29 (a)	100,000	104,997
2.10%, 06/04/30 (a)	50,000	49,559
2.30%, 03/12/31 (a)	150,000	150,185
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	101,051
Altria Group, Inc.
2.63%, 09/16/26 (a)	75,000	78,963
4.80%, 02/14/29 (a)	300,000	348,204
3.40%, 05/06/30 (a)	125,000	132,620
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	125,000	136,564
2.80%, 05/15/30 (a)	100,000	104,415
2.70%, 03/15/31 (a)	150,000	154,101
Amgen, Inc.
2.60%, 08/19/26 (a)	300,000	318,708
2.20%, 02/21/27 (a)	300,000	311,610
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 11/02/27 (a)	125,000	136,494
2.45%, 02/21/30 (a)	200,000	206,330
2.30%, 02/25/31 (a)	225,000	228,001
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	450,000	512,595
4.75%, 01/23/29 (a)	645,000	768,634
3.50%, 06/01/30 (a)	500,000	555,970
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	186,266
3.25%, 03/27/30 (a)	175,000	193,917
Ascension Health
2.53%, 11/15/29 (a)	100,000	105,512
AstraZeneca PLC
3.13%, 06/12/27 (a)	230,000	250,652
4.00%, 01/17/29 (a)	400,000	460,176
1.38%, 08/06/30 (a)	100,000	94,869
Banner Health
2.34%, 01/01/30 (a)	50,000	51,196
1.90%, 01/01/31 (a)	75,000	73,983
BAT Capital Corp.
3.22%, 09/06/26 (a)	150,000	159,251
4.70%, 04/02/27 (a)	250,000	282,515
3.56%, 08/15/27 (a)	650,000	696,436
2.26%, 03/25/28 (a)	375,000	373,072
3.46%, 09/06/29 (a)	200,000	211,550
4.91%, 04/02/30 (a)	50,000	57,499
2.73%, 03/25/31 (a)	200,000	197,140
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	79,855
3.95%, 04/01/30 (a)	175,000	201,813
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	400,000	444,772
2.82%, 05/20/30 (a)	125,000	131,045
1.96%, 02/11/31 (a)	100,000	97,652
Biogen, Inc.
2.25%, 05/01/30 (a)	250,000	251,257
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	50,000	55,132
Boston Scientific Corp.
4.00%, 03/01/28 (a)	75,000	85,681
4.00%, 03/01/29 (a)	150,000	170,919
2.65%, 06/01/30 (a)	175,000	181,109
Bristol-Myers Squibb Co.
3.25%, 02/27/27	225,000	249,415
1.13%, 11/13/27 (a)	110,000	108,296
3.45%, 11/15/27 (a)	150,000	167,408
3.90%, 02/20/28 (a)	275,000	314,713
3.40%, 07/26/29 (a)	825,000	924,734
1.45%, 11/13/30 (a)	200,000	193,460
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	250,000	269,417
3.75%, 09/25/27 (a)	100,000	110,318
2.75%, 05/14/31 (a)	100,000	101,242
Campbell Soup Co.
4.15%, 03/15/28 (a)	175,000	199,593
2.38%, 04/24/30 (a)	75,000	75,625
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	300,000	328,056
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	27,298
Cigna Corp.
3.40%, 03/01/27 (a)	100,000	109,814
3.05%, 10/15/27 (a)	100,000	108,059
4.38%, 10/15/28 (a)	575,000	669,467

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 03/15/30 (a)	300,000	306,651
2.38%, 03/15/31 (a)	400,000	405,756
Clorox Co.
3.10%, 10/01/27 (a)	100,000	109,058
3.90%, 05/15/28 (a)	50,000	57,031
1.80%, 05/15/30 (a)	100,000	98,490
Coca-Cola Co.
3.38%, 03/25/27	250,000	278,527
2.90%, 05/25/27	30,000	32,836
1.45%, 06/01/27	50,000	50,504
1.00%, 03/15/28	250,000	242,682
2.13%, 09/06/29	275,000	283,772
3.45%, 03/25/30	200,000	225,540
1.65%, 06/01/30	475,000	467,219
2.00%, 03/05/31	200,000	202,114
1.38%, 03/15/31	100,000	95,612
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	150,000	156,992
CommonSpirit Health
3.35%, 10/01/29 (a)	220,000	238,621
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	50,000	48,822
4.85%, 11/01/28 (a)	275,000	327,863
8.25%, 09/15/30	100,000	148,904
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	125,000	139,260
3.50%, 05/09/27 (a)	125,000	137,991
3.60%, 02/15/28 (a)	200,000	221,948
4.65%, 11/15/28 (a)	75,000	88,328
3.15%, 08/01/29 (a)	75,000	80,661
2.88%, 05/01/30 (a)	200,000	210,248
CVS Health Corp.
3.00%, 08/15/26 (a)	250,000	269,817
3.63%, 04/01/27 (a)	100,000	110,758
1.30%, 08/21/27 (a)	400,000	392,860
4.30%, 03/25/28 (a)(c)	1,310,000	1,505,662
3.25%, 08/15/29 (a)	400,000	435,120
3.75%, 04/01/30 (a)	350,000	392,861
1.75%, 08/21/30 (a)	400,000	385,180
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	50,000	53,565
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	250,000	262,117
Diageo Capital PLC
2.00%, 04/29/30 (a)	500,000	501,425
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	116,006
Eli Lilly & Co.
5.50%, 03/15/27	100,000	122,608
3.10%, 05/15/27 (a)	175,000	191,144
3.38%, 03/15/29 (a)	275,000	308,841
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	100,000	110,078
2.38%, 12/01/29 (a)	100,000	104,605
2.60%, 04/15/30 (a)	200,000	211,670
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	125,000	125,334
General Mills, Inc.
4.20%, 04/17/28 (a)	275,000	317,419
2.88%, 04/15/30 (a)	150,000	159,153
Gilead Sciences, Inc.
2.95%, 03/01/27 (a)	275,000	296,142
1.20%, 10/01/27 (a)	200,000	195,080
1.65%, 10/01/30 (a)	150,000	145,148
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	275,000	305,891
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	172,086
Hasbro, Inc.
3.55%, 11/19/26 (a)	150,000	164,519
3.50%, 09/15/27 (a)	105,000	114,776
3.90%, 11/19/29 (a)	230,000	256,013
HCA, Inc.
4.50%, 02/15/27 (a)	200,000	226,310
4.13%, 06/15/29 (a)	300,000	338,418
Hershey Co.
2.30%, 08/15/26 (a)	14,000	14,869
2.45%, 11/15/29 (a)	75,000	79,053
1.70%, 06/01/30 (a)	75,000	74,651
Hormel Foods Corp.
1.80%, 06/11/30 (a)	250,000	248,367
Illumina, Inc.
2.55%, 03/23/31 (a)	75,000	76,171
Ingredion, Inc.
2.90%, 06/01/30 (a)	125,000	131,169
JM Smucker Co.
3.38%, 12/15/27 (a)	75,000	82,297
2.38%, 03/15/30 (a)	100,000	102,039
Johnson & Johnson
2.95%, 03/03/27 (a)	200,000	218,744
0.95%, 09/01/27 (a)	325,000	319,361
2.90%, 01/15/28 (a)	200,000	218,928
6.95%, 09/01/29	112,000	157,364
1.30%, 09/01/30 (a)	350,000	339,920
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	125,000	137,013
Kellogg Co.
3.40%, 11/15/27 (a)	100,000	110,260
4.30%, 05/15/28 (a)	75,000	86,872
2.10%, 06/01/30 (a)	100,000	100,633
7.45%, 04/01/31	100,000	145,137
Keurig Dr Pepper, Inc.
2.55%, 09/15/26 (a)	87,000	92,504
3.43%, 06/15/27 (a)	75,000	82,746
4.60%, 05/25/28 (a)	350,000	411,302
3.20%, 05/01/30 (a)	100,000	108,445
2.25%, 03/15/31 (a)	100,000	100,891
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	100,000	97,925
3.95%, 11/01/28 (a)	50,000	57,911
3.20%, 04/25/29 (a)	35,000	38,825
3.10%, 03/26/30 (a)	200,000	220,898
Kroger Co.
2.65%, 10/15/26 (a)	150,000	159,285
4.50%, 01/15/29 (a)	75,000	88,690
2.20%, 05/01/30 (a)	150,000	151,095
1.70%, 01/15/31 (a)	175,000	167,974
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	50,000	55,421
2.95%, 12/01/29 (a)	200,000	210,896
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	250,000	275,830
2.50%, 04/15/30 (a)	50,000	51,403
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	28,379
4.75%, 05/30/29 (a)	100,000	119,053
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	85,000	93,654

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Merck & Co., Inc.
3.40%, 03/07/29 (a)	450,000	504,832
1.45%, 06/24/30 (a)	100,000	97,500
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	325,000	348,650
Mondelez International, Inc.
2.75%, 04/13/30 (a)	350,000	368,858
1.50%, 02/04/31 (a)	100,000	94,825
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	114,935
Novartis Capital Corp.
2.00%, 02/14/27 (a)	100,000	104,080
3.10%, 05/17/27 (a)	175,000	191,565
2.20%, 08/14/30 (a)	300,000	310,440
PepsiCo, Inc.
2.38%, 10/06/26 (a)	135,000	143,879
2.63%, 03/19/27 (a)	200,000	214,978
3.00%, 10/15/27 (a)	300,000	330,024
2.63%, 07/29/29 (a)	200,000	214,260
2.75%, 03/19/30 (a)	150,000	161,786
1.63%, 05/01/30 (a)	325,000	321,015
1.40%, 02/25/31 (a)	250,000	241,885
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	225,000	243,585
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (a)	200,000	204,602
Pfizer, Inc.
3.00%, 12/15/26	350,000	384,566
3.60%, 09/15/28 (a)	200,000	226,902
3.45%, 03/15/29 (a)	250,000	281,497
2.63%, 04/01/30 (a)	200,000	213,512
1.70%, 05/28/30 (a)	175,000	174,191
Pharmacia LLC
6.60%, 12/01/28	100,000	134,661
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	57,000	62,320
3.13%, 03/02/28 (a)	100,000	109,039
3.38%, 08/15/29 (a)	125,000	138,305
2.10%, 05/01/30 (a)	100,000	99,837
1.75%, 11/01/30 (a)	125,000	121,284
Procter & Gamble Co.
2.45%, 11/03/26	25,000	26,773
2.80%, 03/25/27	350,000	379,295
2.85%, 08/11/27	100,000	109,071
3.00%, 03/25/30	300,000	330,999
1.20%, 10/29/30	225,000	214,645
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	125,000	131,271
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	225,000	259,607
2.95%, 06/30/30 (a)	150,000	159,204
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	325,000	308,568
Royalty Pharma PLC
1.75%, 09/02/27 (a)(d)	175,000	172,623
2.20%, 09/02/30 (a)(d)	150,000	147,348
Rush Obligated Group
3.92%, 11/15/29 (a)	50,000	57,161
Sanofi
3.63%, 06/19/28 (a)	175,000	199,908
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	700,000	760,333
Smith & Nephew PLC
2.03%, 10/14/30 (a)	200,000	196,122
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	55,459
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	204,088
Stryker Corp.
3.65%, 03/07/28 (a)	275,000	308,916
1.95%, 06/15/30 (a)	25,000	24,751
Sutter Health
2.29%, 08/15/30 (a)	175,000	177,012
Sysco Corp.
3.30%, 07/15/26 (a)	25,000	27,197
3.25%, 07/15/27 (a)	200,000	217,064
2.40%, 02/15/30 (a)	90,000	91,771
5.95%, 04/01/30 (a)	225,000	289,390
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	200,000	241,044
2.05%, 03/31/30 (a)	400,000	396,872
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 (a)	275,000	297,074
3.20%, 08/15/27 (a)	250,000	273,222
2.60%, 10/01/29 (a)	50,000	52,551
4.50%, 03/25/30 (a)	125,000	148,993
Toledo Hospital
5.33%, 11/15/28	50,000	58,413
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	450,000	498,154
Unilever Capital Corp.
2.00%, 07/28/26	150,000	156,525
2.90%, 05/05/27 (a)	200,000	216,860
3.50%, 03/22/28 (a)	100,000	112,510
2.13%, 09/06/29 (a)	100,000	103,025
1.38%, 09/14/30 (a)	200,000	193,466
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(d)	125,000	125,885
Viatris, Inc.
2.30%, 06/22/27 (a)(d)	100,000	102,118
2.70%, 06/22/30 (a)(d)	250,000	252,842
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	106,747
2.40%, 05/15/31 (a)	75,000	75,738
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30 (a)	150,000	164,357
Zoetis, Inc.
3.00%, 09/12/27 (a)	125,000	135,115
3.90%, 08/20/28 (a)	125,000	142,479
2.00%, 05/15/30 (a)	100,000	99,450
		49,689,557
Energy 6.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	250,000	273,612
3.14%, 11/07/29 (a)	50,000	53,925
4.49%, 05/01/30 (a)	75,000	88,660
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	175,000	197,718
4.80%, 05/03/29 (a)	50,000	58,050
3.40%, 02/15/31 (a)	100,000	106,268
BP Capital Markets America, Inc.
3.02%, 01/16/27 (a)	150,000	161,888
3.54%, 04/06/27 (a)	150,000	165,731
3.59%, 04/14/27 (a)	142,000	157,302
3.94%, 09/21/28 (a)	275,000	313,574
4.23%, 11/06/28 (a)	300,000	348,345

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 04/06/30 (a)	250,000	280,760
1.75%, 08/10/30 (a)	300,000	293,145
BP Capital Markets PLC
3.28%, 09/19/27 (a)	243,000	266,206
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	225,000	248,006
2.95%, 07/15/30 (a)	75,000	77,851
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	175,000	195,790
4.40%, 04/15/29 (a)	125,000	141,726
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	400,000	465,840
3.70%, 11/15/29 (a)	125,000	136,659
Chevron Corp.
2.00%, 05/11/27 (a)	150,000	155,057
2.24%, 05/11/30 (a)	275,000	283,822
Chevron USA, Inc.
1.02%, 08/12/27 (a)	100,000	97,513
3.85%, 01/15/28 (a)	75,000	85,577
3.25%, 10/15/29 (a)	125,000	138,804
Cimarex Energy Co.
3.90%, 05/15/27 (a)	115,000	126,980
4.38%, 03/15/29 (a)	95,000	108,040
ConocoPhillips Co.
3.75%, 10/01/27 (a)	200,000	224,848
4.30%, 08/15/28 (a)(d)	275,000	319,225
6.95%, 04/15/29	200,000	272,240
2.40%, 02/15/31 (a)(d)	100,000	102,438
Devon Energy Corp.
5.25%, 10/15/27 (a)	100,000	107,623
5.88%, 06/15/28 (a)(d)	129,000	143,529
4.50%, 01/15/30 (a)(d)	130,000	143,124
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	160,878
3.50%, 12/01/29 (a)	225,000	241,348
3.13%, 03/24/31 (a)	100,000	104,030
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	175,000	193,602
4.95%, 05/15/28 (a)	100,000	114,661
4.15%, 09/15/29 (a)	60,000	65,752
Enbridge, Inc.
4.25%, 12/01/26 (a)	70,000	79,034
3.70%, 07/15/27 (a)	150,000	165,826
3.13%, 11/15/29 (a)	275,000	294,838
Energy Transfer LP
3.90%, 07/15/26 (a)	50,000	54,663
Energy Transfer Operating LP
4.20%, 04/15/27 (a)	115,000	127,364
5.50%, 06/01/27 (a)	150,000	176,407
4.95%, 06/15/28 (a)	175,000	203,063
5.25%, 04/15/29 (a)	225,000	265,927
3.75%, 05/15/30 (a)	250,000	271,930
Eni USA, Inc.
7.30%, 11/15/27	50,000	65,266
Enterprise Products Operating LLC
3.95%, 02/15/27 (a)	100,000	111,979
4.15%, 10/16/28 (a)	175,000	201,224
3.13%, 07/31/29 (a)	185,000	199,780
2.80%, 01/31/30 (a)	225,000	237,809
5.25%, 08/16/77 (a)(b)	225,000	236,065
5.38%, 02/15/78 (a)(b)	50,000	51,536
EOG Resources, Inc.
4.38%, 04/15/30 (a)	225,000	266,863
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Exxon Mobil Corp.
2.28%, 08/16/26 (a)	200,000	211,192
3.29%, 03/19/27 (a)	50,000	55,329
2.44%, 08/16/29 (a)	275,000	287,988
3.48%, 03/19/30 (a)	300,000	337,170
2.61%, 10/15/30 (a)	325,000	342,950
Halliburton Co.
2.92%, 03/01/30 (a)	150,000	155,996
Hess Corp.
4.30%, 04/01/27 (a)	150,000	167,176
7.88%, 10/01/29	80,000	109,164
HollyFrontier Corp.
4.50%, 10/01/30 (a)	50,000	53,746
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	350,000	400,018
2.00%, 02/15/31 (a)	250,000	240,895
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	100,000	107,757
Marathon Oil Corp.
4.40%, 07/15/27 (a)	175,000	198,336
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	50,000	58,919
3.80%, 04/01/28 (a)	50,000	55,734
MPLX LP
4.13%, 03/01/27 (a)	200,000	223,514
4.25%, 12/01/27 (a)	125,000	141,526
4.00%, 03/15/28 (a)	375,000	419,794
4.80%, 02/15/29 (a)	125,000	146,673
2.65%, 08/15/30 (a)	250,000	252,842
National Fuel Gas Co.
3.95%, 09/15/27 (a)	50,000	53,948
4.75%, 09/01/28 (a)	75,000	84,741
2.95%, 03/01/31 (a)	50,000	50,506
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	140,000	156,589
NOV, Inc.
3.60%, 12/01/29 (a)	185,000	193,723
ONEOK, Inc.
4.00%, 07/13/27 (a)	75,000	82,930
4.55%, 07/15/28 (a)	125,000	142,705
4.35%, 03/15/29 (a)	150,000	169,507
3.40%, 09/01/29 (a)	150,000	160,032
3.10%, 03/15/30 (a)	150,000	156,957
6.35%, 01/15/31 (a)	30,000	38,834
Phillips 66
3.90%, 03/15/28 (a)	175,000	197,032
2.15%, 12/15/30 (a)	225,000	221,560
Phillips 66 Partners LP
3.55%, 10/01/26 (a)	50,000	54,427
3.75%, 03/01/28 (a)	75,000	82,173
3.15%, 12/15/29 (a)	125,000	131,479
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	50,000	48,225
2.15%, 01/15/31 (a)	250,000	245,442
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (a)	25,000	28,110
3.55%, 12/15/29 (a)	175,000	184,754
3.80%, 09/15/30 (a)	150,000	160,779
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (a)	345,000	398,651
4.20%, 03/15/28 (a)	195,000	220,373
4.50%, 05/15/30 (a)	325,000	375,290
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	200,000	210,572

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shell International Finance BV
2.50%, 09/12/26	247,000	263,186
3.88%, 11/13/28 (a)	300,000	344,613
2.38%, 11/07/29 (a)	315,000	327,550
2.75%, 04/06/30 (a)	350,000	373,362
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	108,807
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (a)	125,000	137,905
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	55,255
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	63,400
7.00%, 10/15/28	50,000	64,945
Tosco Corp.
8.13%, 02/15/30	50,000	72,107
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	200,000	223,262
2.83%, 01/10/30 (a)	210,000	225,651
TotalEnergies Capital S.A.
3.88%, 10/11/28	150,000	172,129
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	225,000	258,892
4.10%, 04/15/30 (a)	200,000	229,746
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	113,338
3.25%, 05/15/30 (a)	50,000	53,974
Valero Energy Corp.
3.40%, 09/15/26 (a)	210,000	227,573
2.15%, 09/15/27 (a)	75,000	76,294
4.35%, 06/01/28 (a)	150,000	171,070
4.00%, 04/01/29 (a)	200,000	223,642
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	171,172
Williams Cos., Inc.
3.75%, 06/15/27 (a)	150,000	166,636
3.50%, 11/15/30 (a)	300,000	327,714
2.60%, 03/15/31 (a)	250,000	253,542
		22,751,544
Industrial Other 0.2%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	100,000	112,046
Emory University
2.14%, 09/01/30 (a)	75,000	76,754
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	50,113
Quanta Services, Inc.
2.90%, 10/01/30 (a)	175,000	181,739
Steelcase, Inc.
5.13%, 01/18/29 (a)	75,000	87,109
Yale University
1.48%, 04/15/30 (a)	100,000	98,873
		606,634
Technology 10.6%
Adobe, Inc.
2.15%, 02/01/27 (a)	150,000	157,220
2.30%, 02/01/30 (a)	225,000	234,459
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Alphabet, Inc.
2.00%, 08/15/26 (a)	125,000	130,839
0.80%, 08/15/27 (a)	250,000	243,027
1.10%, 08/15/30 (a)	500,000	475,255
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	150,516
Analog Devices, Inc.
3.50%, 12/05/26 (a)	100,000	110,949
Apple Inc.
2.45%, 08/04/26 (a)	450,000	478,971
2.05%, 09/11/26 (a)	400,000	418,784
3.35%, 02/09/27 (a)	500,000	555,230
3.20%, 05/11/27 (a)	200,000	220,946
3.00%, 06/20/27 (a)	200,000	219,952
2.90%, 09/12/27 (a)	400,000	436,172
3.00%, 11/13/27 (a)	225,000	246,451
1.20%, 02/08/28 (a)	500,000	492,875
2.20%, 09/11/29 (a)	375,000	390,412
1.65%, 05/11/30 (a)	425,000	421,574
1.25%, 08/20/30 (a)	350,000	335,891
1.65%, 02/08/31 (a)	200,000	197,026
Applied Materials, Inc.
3.30%, 04/01/27 (a)	325,000	359,541
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	84,072
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	110,235
2.85%, 01/15/30 (a)	60,000	63,366
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	250,000	252,245
1.25%, 09/01/30 (a)	300,000	286,644
Baidu, Inc.
2.38%, 10/09/30 (a)	200,000	200,874
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	600,000	663,372
3.50%, 01/15/28 (a)	200,000	219,558
Broadcom, Inc.
3.46%, 09/15/26 (a)	300,000	326,793
1.95%, 02/15/28 (a)(d)	100,000	100,119
4.11%, 09/15/28 (a)	350,000	393,774
4.75%, 04/15/29 (a)	510,000	593,773
5.00%, 04/15/30 (a)	350,000	413,864
4.15%, 11/15/30 (a)	725,000	813,986
2.45%, 02/15/31 (a)(d)	450,000	443,164
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	100,000	105,756
2.60%, 05/01/31 (a)	200,000	204,152
CA, Inc.
4.70%, 03/15/27 (a)	75,000	84,156
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	250,000	268,425
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	113,590
3.30%, 03/01/30 (a)	150,000	158,039
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	375,000	433,500
6.10%, 07/15/27 (a)	50,000	61,307
5.30%, 10/01/29 (a)	330,000	398,307
6.20%, 07/15/30 (a)	100,000	128,709
DXC Technology Co.
4.75%, 04/15/27 (a)	100,000	114,888
Equifax, Inc.
3.10%, 05/15/30 (a)	150,000	161,535

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Equinix, Inc.
2.90%, 11/18/26 (a)	25,000	26,774
1.80%, 07/15/27 (a)	200,000	202,560
1.55%, 03/15/28 (a)	200,000	196,714
3.20%, 11/18/29 (a)	50,000	53,786
2.15%, 07/15/30 (a)	400,000	397,584
2.50%, 05/15/31 (a)	200,000	203,694
Fidelity National Information Services, Inc.
3.75%, 05/21/29 (a)	275,000	310,450
2.25%, 03/01/31 (a)	100,000	99,934
Fiserv, Inc.
3.20%, 07/01/26 (a)	350,000	379,358
2.25%, 06/01/27 (a)	175,000	181,703
4.20%, 10/01/28 (a)	175,000	201,521
3.50%, 07/01/29 (a)	375,000	413,235
2.65%, 06/01/30 (a)	225,000	233,190
Flex Ltd.
4.88%, 06/15/29 (a)	75,000	86,724
4.88%, 05/12/30 (a)	150,000	174,180
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	125,000	125,905
Global Payments, Inc.
4.45%, 06/01/28 (a)	50,000	57,670
3.20%, 08/15/29 (a)	330,000	352,885
2.90%, 05/15/30 (a)	150,000	156,323
HP, Inc.
3.00%, 06/17/27 (a)	50,000	53,614
3.40%, 06/17/30 (a)	200,000	214,582
2.65%, 06/17/31 (a)(d)	200,000	200,256
Intel Corp.
3.75%, 03/25/27 (a)	175,000	197,902
3.15%, 05/11/27 (a)	200,000	220,140
2.45%, 11/15/29 (a)	300,000	316,176
3.90%, 03/25/30 (a)	375,000	436,327
International Business Machines Corp.
3.30%, 01/27/27	100,000	109,936
1.70%, 05/15/27 (a)	450,000	456,093
6.22%, 08/01/27	50,000	63,659
3.50%, 05/15/29	525,000	588,084
1.95%, 05/15/30 (a)	200,000	199,900
Intuit, Inc.
1.35%, 07/15/27 (a)	250,000	250,032
Jabil, Inc.
3.95%, 01/12/28 (a)	150,000	166,986
3.60%, 01/15/30 (a)	185,000	200,507
3.00%, 01/15/31 (a)	150,000	154,407
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	55,734
2.00%, 12/10/30 (a)	125,000	120,103
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	275,000	319,671
3.00%, 10/30/29 (a)	75,000	79,415
KLA Corp.
4.10%, 03/15/29 (a)	175,000	202,006
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	174,585
1.90%, 06/15/30 (a)	175,000	175,872
Leidos, Inc.
4.38%, 05/15/30 (a)	275,000	312,106
Marvell Technology, Inc.
2.45%, 04/15/28 (a)(d)	125,000	127,449
4.88%, 06/22/28 (a)(d)	50,000	57,813
2.95%, 04/15/31 (a)(d)	150,000	155,616
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mastercard, Inc.
2.95%, 11/21/26 (a)	125,000	136,461
3.30%, 03/26/27 (a)	150,000	165,954
3.50%, 02/26/28 (a)	50,000	56,257
2.95%, 06/01/29 (a)	175,000	191,448
3.35%, 03/26/30 (a)	300,000	338,100
1.90%, 03/15/31 (a)	100,000	101,140
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	40,000	44,164
Micron Technology, Inc.
4.19%, 02/15/27 (a)	126,000	142,352
5.33%, 02/06/29 (a)	200,000	242,012
4.66%, 02/15/30 (a)	200,000	233,118
Microsoft Corp.
2.40%, 08/08/26 (a)	620,000	661,013
3.30%, 02/06/27 (a)	850,000	946,279
Moody's Corp.
3.25%, 01/15/28 (a)	75,000	82,292
4.25%, 02/01/29 (a)	50,000	57,954
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	400,000	466,284
4.60%, 05/23/29 (a)	25,000	29,169
2.30%, 11/15/30 (a)	25,000	24,626
2.75%, 05/24/31 (a)	100,000	102,120
NetApp, Inc.
2.38%, 06/22/27 (a)	150,000	157,578
2.70%, 06/22/30 (a)	75,000	78,334
NVIDIA Corp.
3.20%, 09/16/26 (a)	225,000	247,765
2.85%, 04/01/30 (a)	300,000	325,116
2.00%, 06/15/31 (a)	200,000	200,248
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)(d)	200,000	245,392
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)(d)	275,000	315,914
3.40%, 05/01/30 (a)(d)	200,000	218,188
Oracle Corp.
2.65%, 07/15/26 (a)	600,000	633,534
2.80%, 04/01/27 (a)	350,000	371,325
3.25%, 11/15/27 (a)	400,000	434,752
2.30%, 03/25/28 (a)	350,000	359,527
2.95%, 04/01/30 (a)	525,000	553,880
2.88%, 03/25/31 (a)	600,000	624,954
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	100,000	107,333
2.85%, 10/01/29 (a)	225,000	243,067
2.30%, 06/01/30 (a)	250,000	259,270
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	485,000	535,838
1.30%, 05/20/28 (a)	50,000	49,000
2.15%, 05/20/30 (a)	225,000	230,544
RELX Capital, Inc.
4.00%, 03/18/29 (a)	160,000	182,006
3.00%, 05/22/30 (a)	100,000	106,910
S&P Global, Inc.
2.95%, 01/22/27 (a)	50,000	54,039
1.25%, 08/15/30 (a)	225,000	213,453
salesforce.com, Inc.
3.70%, 04/11/28 (a)	200,000	227,838
1.95%, 07/15/31 (a)(h)	50,000	50,087
ServiceNow, Inc.
1.40%, 09/01/30 (a)	275,000	258,206
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	200,000	204,988

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	200,000	208,636
1.75%, 05/04/30 (a)	250,000	248,955
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	117,327
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	75,000	80,982
VeriSign, Inc.
2.70%, 06/15/31 (a)	150,000	152,312
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	100,000	113,717
Visa, Inc.
1.90%, 04/15/27 (a)	275,000	284,259
0.75%, 08/15/27 (a)	50,000	48,607
2.75%, 09/15/27 (a)	125,000	135,246
2.05%, 04/15/30 (a)	300,000	308,787
1.10%, 02/15/31 (a)	250,000	236,688
VMware, Inc.
4.65%, 05/15/27 (a)	100,000	114,862
3.90%, 08/21/27 (a)	175,000	194,621
4.70%, 05/15/30 (a)	125,000	148,108
Western Union Co.
2.75%, 03/15/31 (a)	50,000	50,018
Xilinx, Inc.
2.38%, 06/01/30 (a)	100,000	101,717
		36,992,125
Transportation 1.8%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	114,475	118,183
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	39,281	40,545
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	78,700	79,932
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/28	39,832	40,250
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	80,500	83,093
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	83,763	85,403
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	41,000	45,213
Canadian National Railway Co.
6.90%, 07/15/28	185,000	246,104
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	50,000	56,897
2.05%, 03/05/30 (a)	125,000	124,626
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	55,000	62,844
CSX Corp.
2.60%, 11/01/26 (a)	100,000	106,529
3.25%, 06/01/27 (a)	150,000	164,557
3.80%, 03/01/28 (a)	100,000	112,871
4.25%, 03/15/29 (a)	150,000	174,522
2.40%, 02/15/30 (a)	100,000	103,014
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	141,031	142,467
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	83,398
4.20%, 10/17/28 (a)	75,000	87,352
3.10%, 08/05/29 (a)	170,000	184,487
4.25%, 05/15/30 (a)	200,000	233,236
2.40%, 05/15/31 (a)	100,000	101,927
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kansas City Southern
2.88%, 11/15/29 (a)	75,000	79,137
Kirby Corp.
4.20%, 03/01/28 (a)	30,000	33,552
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	100,000	108,748
3.80%, 08/01/28 (a)	225,000	254,936
2.55%, 11/01/29 (a)	125,000	131,604
Ryder System, Inc.
2.90%, 12/01/26 (a)	50,000	53,588
Southwest Airlines Co.
3.00%, 11/15/26 (a)	25,000	26,697
5.13%, 06/15/27 (a)	425,000	500,790
3.45%, 11/16/27 (a)	25,000	27,162
2.63%, 02/10/30 (a)	110,000	112,929
Spirit Airlines Pass Through Trust 2015-1A
4.10%, 04/01/28	34,197	35,725
Union Pacific Corp.
2.15%, 02/05/27 (a)	75,000	77,897
3.95%, 09/10/28 (a)	300,000	344,661
6.63%, 02/01/29	50,000	66,177
3.70%, 03/01/29 (a)	100,000	112,703
2.40%, 02/05/30 (a)	75,000	77,526
2.38%, 05/20/31 (a)	200,000	204,524
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	93,211	98,550
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	122,298	129,117
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	81,498	83,088
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	88,346	92,558
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	428,243	476,737
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	175,000	194,162
3.40%, 03/15/29 (a)	175,000	196,691
2.50%, 09/01/29 (a)	75,000	79,853
4.45%, 04/01/30 (a)	150,000	181,639
		6,258,201
		202,581,445

Utility 7.0%
Electric 6.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	112,831
2.10%, 07/01/30 (a)	75,000	73,690
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	35,000	38,056
AES Corp.
2.45%, 01/15/31 (a)(d)	150,000	148,627
Alabama Power Co.
1.45%, 09/15/30 (a)	50,000	47,802
Ameren Corp.
1.75%, 03/15/28 (a)	175,000	173,619
3.50%, 01/15/31 (a)	100,000	109,577
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	39,617
1.55%, 11/15/30 (a)	125,000	120,365

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	100,000	108,147
4.30%, 12/01/28 (a)	125,000	143,986
2.30%, 03/01/30 (a)	50,000	50,313
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	81,388
2.70%, 04/01/31 (a)	75,000	77,601
Arizona Public Service Co.
2.95%, 09/15/27 (a)	50,000	54,201
2.60%, 08/15/29 (a)	75,000	78,707
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	50,000	50,738
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	56,502
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	175,000	192,442
3.70%, 07/15/30 (a)	100,000	113,411
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	159,936
3.05%, 10/15/29 (a)	25,000	26,679
2.50%, 06/15/30 (a)	150,000	153,094
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	200,000	210,662
2.35%, 04/01/31 (a)	75,000	77,050
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	105,000	110,907
CMS Energy Corp.
3.45%, 08/15/27 (a)	25,000	27,699
4.75%, 06/01/50 (a)(b)	100,000	111,719
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	108,074
3.70%, 08/15/28 (a)	25,000	28,462
2.20%, 03/01/30 (a)	110,000	112,256
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	50,000	54,997
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	219,000	237,797
3.80%, 05/15/28 (a)	25,000	28,161
4.00%, 12/01/28 (a)	33,000	37,867
3.35%, 04/01/30 (a)	50,000	55,086
2.40%, 06/15/31 (a)	200,000	204,026
Consumers Energy Co.
3.80%, 11/15/28 (a)	100,000	113,830
Dominion Energy, Inc.
2.85%, 08/15/26 (a)	50,000	53,306
3.60%, 03/15/27 (a)	175,000	193,973
4.25%, 06/01/28 (a)	35,000	40,263
3.38%, 04/01/30 (a)	200,000	218,146
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	152,659
2.25%, 03/01/30 (a)	100,000	102,855
2.63%, 03/01/31 (a)	100,000	105,548
DTE Energy Co.
2.85%, 10/01/26 (a)	75,000	79,999
3.80%, 03/15/27 (a)	75,000	83,482
3.40%, 06/15/29 (a)	50,000	54,712
2.95%, 03/01/30 (a)	50,000	52,933
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	150,000	162,495
3.95%, 11/15/28 (a)	50,000	57,403
6.00%, 12/01/28	50,000	63,957
2.45%, 08/15/29 (a)	100,000	104,159
2.45%, 02/01/30 (a)	100,000	103,759
2.55%, 04/15/31 (a)	100,000	104,083
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
2.65%, 09/01/26 (a)	225,000	238,144
3.15%, 08/15/27 (a)	150,000	162,351
3.40%, 06/15/29 (a)	110,000	120,650
2.45%, 06/01/30 (a)	175,000	177,284
2.55%, 06/15/31 (a)	150,000	152,140
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	100,000	109,250
3.80%, 07/15/28 (a)	125,000	141,650
2.50%, 12/01/29 (a)	100,000	105,026
1.75%, 06/15/30 (a)	100,000	98,192
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	75,000	75,429
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	84,511
3.45%, 03/15/29 (a)	300,000	332,868
Edison International
5.75%, 06/15/27 (a)	100,000	113,979
4.13%, 03/15/28 (a)	100,000	106,522
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	164,097
Enel Americas S.A.
4.00%, 10/25/26 (a)	125,000	136,272
Enel Chile S.A.
4.88%, 06/12/28 (a)	145,000	167,563
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	160,321
1.90%, 06/15/28 (a)	150,000	149,827
2.80%, 06/15/30 (a)	150,000	156,180
2.40%, 06/15/31 (a)	250,000	250,017
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	75,000	78,625
3.12%, 09/01/27 (a)	90,000	98,252
1.60%, 12/15/30 (a)	100,000	95,939
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	53,432
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	84,691
1.75%, 03/15/31 (a)	100,000	95,848
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	200,000	203,728
Evergy, Inc.
2.90%, 09/15/29 (a)	75,000	79,450
Eversource Energy
1.65%, 08/15/30 (a)	100,000	95,785
Exelon Corp.
4.05%, 04/15/30 (a)	250,000	284,762
Fortis, Inc.
3.06%, 10/04/26 (a)	150,000	161,406
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	81,304
2.65%, 09/15/29 (a)	45,000	47,328
Gulf Power Co.
3.30%, 05/30/27 (a)	50,000	54,913
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	56,279
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	57,499
3.60%, 04/01/29 (a)	100,000	111,303
2.30%, 06/01/30 (a)	100,000	101,421
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	100,000	112,388

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ITC Holdings Corp.
3.35%, 11/15/27 (a)	180,000	196,574
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	109,325
3.65%, 04/15/29 (a)	75,000	85,000
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	56,368
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (a)	100,000	109,151
3.40%, 02/07/28 (a)	50,000	55,111
3.90%, 11/01/28 (a)	230,000	261,487
3.70%, 03/15/29 (a)	50,000	56,116
2.40%, 03/15/30 (a)	75,000	77,415
1.65%, 06/15/31 (a)	200,000	190,672
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	112,649
2.40%, 05/01/30 (a)	25,000	25,823
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	250,000	276,812
1.90%, 06/15/28 (a)	250,000	252,875
3.50%, 04/01/29 (a)	125,000	138,450
2.75%, 11/01/29 (a)	175,000	185,089
2.25%, 06/01/30 (a)	350,000	353,356
4.80%, 12/01/77 (a)(b)	50,000	56,134
5.65%, 05/01/79 (a)(b)	50,000	58,335
Northern States Power Co.
2.25%, 04/01/31 (a)	50,000	51,450
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	382,998
3.25%, 05/15/29 (a)	100,000	110,078
3.95%, 04/01/30 (a)	25,000	28,846
Ohio Power Co.
2.60%, 04/01/30 (a)	75,000	78,727
1.63%, 01/15/31 (a)	50,000	48,117
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	25,000	28,130
3.30%, 03/15/30 (a)	230,000	251,845
3.25%, 04/01/30 (a)	50,000	54,409
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	141,560
2.75%, 05/15/30 (a)	100,000	106,630
Pacific Gas and Electric Co.
2.10%, 08/01/27 (a)	175,000	170,074
3.30%, 12/01/27 (a)	350,000	359,373
3.00%, 06/15/28 (a)	150,000	150,712
3.75%, 07/01/28	28,000	29,549
4.65%, 08/01/28 (a)	100,000	110,285
4.55%, 07/01/30 (a)	500,000	535,320
2.50%, 02/01/31 (a)	350,000	328,730
3.25%, 06/01/31 (a)	150,000	147,816
PacifiCorp
3.50%, 06/15/29 (a)	150,000	166,714
2.70%, 09/15/30 (a)	100,000	105,133
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	175,000	202,783
Progress Energy, Inc.
7.75%, 03/01/31	100,000	142,654
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	25,000	28,283
1.90%, 01/15/31 (a)	75,000	74,611
1.88%, 06/15/31 (a)	200,000	199,002
Public Service Electric and Gas Co.
2.25%, 09/15/26 (a)	125,000	131,339
3.00%, 05/15/27 (a)	50,000	54,119
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 09/01/28 (a)	50,000	56,522
3.20%, 05/15/29 (a)	150,000	165,142
2.45%, 01/15/30 (a)	120,000	125,411
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	200,000	189,694
Puget Energy, Inc.
2.38%, 06/15/28 (a)(d)	100,000	101,083
4.10%, 06/15/30 (a)	200,000	224,420
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	100,000	96,741
Southern California Edison Co.
3.65%, 03/01/28 (a)	125,000	137,515
4.20%, 03/01/29 (a)	150,000	169,585
6.65%, 04/01/29	50,000	62,262
2.85%, 08/01/29 (a)	50,000	51,976
2.25%, 06/01/30 (a)	75,000	74,090
2.50%, 06/01/31 (a)	125,000	125,437
Southern Co.
3.25%, 07/01/26 (a)	400,000	434,456
3.70%, 04/30/30 (a)	275,000	303,636
3.75%, 09/15/51 (a)(b)	175,000	177,291
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	100,000	106,151
4.10%, 09/15/28 (a)	75,000	85,629
Tampa Electric Co.
2.40%, 03/15/31 (a)	150,000	153,775
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	47,620
Union Electric Co.
3.50%, 03/15/29 (a)	125,000	139,301
2.95%, 03/15/30 (a)	125,000	134,321
Virginia Electric and Power Co.
2.95%, 11/15/26 (a)	100,000	108,124
3.50%, 03/15/27 (a)	100,000	110,971
3.80%, 04/01/28 (a)	150,000	169,747
2.88%, 07/15/29 (a)	100,000	107,769
WEC Energy Group, Inc.
1.38%, 10/15/27 (a)	100,000	97,837
1.80%, 10/15/30 (a)	50,000	47,925
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	50,000	54,097
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	50,000	54,523
4.00%, 06/15/28 (a)	150,000	170,829
2.60%, 12/01/29 (a)	100,000	104,323
3.40%, 06/01/30 (a)	100,000	109,943
		21,794,455
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	81,143
2.63%, 09/15/29 (a)	50,000	52,416
1.50%, 01/15/31 (a)	100,000	94,887
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	56,310
1.75%, 10/01/30 (a)	75,000	72,032
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)(d)	25,000	26,385
NiSource, Inc.
3.49%, 05/15/27 (a)	125,000	137,624
2.95%, 09/01/29 (a)	150,000	159,034
3.60%, 05/01/30 (a)	175,000	193,884
1.70%, 02/15/31 (a)	300,000	284,394

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	49,411
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	110,000	121,154
2.50%, 03/15/31 (a)	50,000	50,734
Sempra Energy
3.25%, 06/15/27 (a)	125,000	135,673
3.40%, 02/01/28 (a)	175,000	192,393
Southern California Gas Co.
2.55%, 02/01/30 (a)	100,000	103,581
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	35,000	38,008
1.75%, 01/15/31 (a)	175,000	166,392
Southwest Gas Corp.
2.20%, 06/15/30 (a)	125,000	125,126
		2,140,581
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	60,000	64,838
3.75%, 09/01/28 (a)	100,000	113,382
3.45%, 06/01/29 (a)	100,000	111,063
2.80%, 05/01/30 (a)	100,000	106,140
2.30%, 06/01/31 (a)	50,000	50,891
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	83,076
2.70%, 04/15/30 (a)	50,000	51,976
2.40%, 05/01/31 (a)	100,000	100,788
		682,154
		24,617,190
Total Corporates
(Cost $345,087,112)		345,803,017
Security	Number of Shares	Value ($)
Short-Term Investment 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (i)	1,152,535	1,152,535
Total Short-Term Investment
(Cost $1,152,535)		1,152,535

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
10 Year US Treasury Note (CBOT), expires 09/21/21	1	132,500	(17)
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is held as collateral for delayed-delivery securities.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,395,676 or 1.3% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	The rate shown is the 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings as of June 30, 2021 (Unaudited) (continued)

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended June 30, 2021:
	Value at 12/31/20	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 6/30/21	Face amount at 6/30/21	Interest Income Earned
TD Ameritrade Holding Corp., 3.30%, 04/01/27	$56,451	$138,748	($82,248)	$2,702	($5,790)	$109,863	100,000	$1,933
TD Ameritrade Holding Corp., 2.75%, 10/01/29	27,605	38	—	—	(719)	26,924	25,000	344
The Charles Schwab Corp., 0.90%, 03/11/26	—	352,663	(346,137)	(6,526)	—	—	—	648
The Charles Schwab Corp., 3.20%, 03/02/27	56,330	223,706	(164,089)	(2,343)	(4,030)	109,574	100,000	2,396
The Charles Schwab Corp., 3.20%, 01/25/28	—	81,252	—	—	1,487	82,739	75,000	647
The Charles Schwab Corp., 2.00%, 03/20/28	—	203,643	—	—	1,775	205,418	200,000	339
The Charles Schwab Corp., 4.00%, 02/01/29	—	58,716	—	—	(1,042)	57,674	50,000	900
The Charles Schwab Corp., 3.25%, 05/22/29	34,449	(124)	—	—	(1,180)	33,145	30,000	488
The Charles Schwab Corp., 4.63%, 03/22/30	189,661	(811)	(89,375)	(141)	(8,017)	91,317	75,000	2,781
The Charles Schwab Corp., 1.65%, 03/11/31	—	95,188	—	—	2,021	97,209	100,000	151
Total	$364,496	$1,153,019	($681,849)	($6,308)	($15,495)	$813,863		$10,627
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$345,803,017	$—	$345,803,017
Short-Term Investment[1]	1,152,535	—	—	1,152,535
Liabilities
Futures Contracts[2]	(17)	—	—	(17)
Total	$1,152,518	$345,803,017	$—	$346,955,535
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2021; unaudited
Assets
Investments in securities, at value — affiliated (cost $798,487)		$813,863
Investments in securities, at value — unaffiliated (cost $345,441,160)		346,141,689
Deposit with broker for futures contracts		36,250
Receivables:
Investments sold		5,248,075
Fund shares sold		31,506,791
Interest		2,710,805
Income from securities on loan		57
Dividends	+	21
Total assets		386,457,551
Liabilities
Payables:
Investments bought		31,564,495
Investments bought — Delayed delivery		49,856
Management fees		13,425
Fund shares redeemed		5,256,651
Variation margin on futures contracts	+	5,760
Total liabilities		36,890,187
Net Assets
Total assets		386,457,551
Total liabilities	–	36,890,187
Net assets		$349,567,364
Net Assets by Source
Capital received from investors		347,436,342
Total distributable earnings		2,131,022

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$349,567,364		6,650,000		$52.57

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2021 through June 30, 2021; unaudited
Investment Income
Interest received from securities - affiliated		$10,627
Interest received from securities - unaffiliated		3,623,546
Dividends received from securities - unaffiliated		300
Securities on loan, net	+	168
Total investment income		3,634,641
Expenses
Management fees		89,795
Total expenses	–	89,795
Net investment income		3,544,846
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - affiliated		(8,623)
Net realized losses on sales of securities - unaffiliated		(575,211)
Net realized gains on sales of in-kind securities - affiliated		2,315
Net realized gains on sales of in-kind securities - unaffiliated		1,507,836
Net realized gains on futures contracts	+	21,906
Net realized gains		948,223
Net change in unrealized appreciation (depreciation) on securities - affiliated		(15,495)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(9,545,722)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(344)
Net change in unrealized appreciation (depreciation)	+	(9,561,561)
Net realized and unrealized losses		(8,613,338)
Decrease in net assets resulting from operations		($5,068,492)

Schwab Fixed-Income ETFs  |  Semiannual Report
See financial notes

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/21-6/30/21		1/1/20-12/31/20
Net investment income		$3,544,846	$3,689,710
Net realized gains		948,223	584,587
Net change in unrealized appreciation (depreciation)	+	(9,561,561)	9,603,720
Increase (decrease) in net assets resulting from operations		(5,068,492)	13,878,017
Distributions to Shareholders
Total distributions		($3,048,215)	($3,679,790)

Transactions in Fund Shares
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,300,000	$333,486,911	2,250,000	$117,151,963
Shares redeemed	+	(3,200,000)	(166,386,837)	(900,000)	(46,916,962)
Net transactions in fund shares		3,100,000	$167,100,074	1,350,000	$70,235,001
Shares Outstanding and Net Assets
		1/1/21-6/30/21		1/1/20-12/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,550,000	$190,583,997	2,200,000	$110,150,769
Total increase	+	3,100,000	158,983,367	1,350,000	80,433,228
End of period		6,650,000	$349,567,364	3,550,000	$190,583,997

Schwab Fixed-Income ETFs  |  Semiannual Report
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Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. TIPS ETF	Schwab U.S. Small-Cap ETF
Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Dividend Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab International Small-Cap Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by CSIM or any affiliate of CSIM.
As of June 30, 2021, only Schwab U.S. Aggregate Bond ETF and Schwab 1-5 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate or government related bonds. The value of the securities on loan and the related collateral at June 30, 2021 are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters, and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund uses a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities often occur through TBA transactions, as described in the fund’s prospectus. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities to the extent such bonds are included in the fund’s index. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivatives instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund’s daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
0.05%	0.05%	0.05%	0.05%	0.04%	0.05%	0.05%
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of June 30, 2021, as applicable:
	Underlying Funds
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
Schwab Target 2010 Index Fund	0.0%*	0.1%	0.3%
Schwab Target 2015 Index Fund	0.0%*	0.1%	0.4%
Schwab Target 2020 Index Fund	0.1%	0.3%	1.4%
Schwab Target 2025 Index Fund	0.1%	0.3%	2.0%
Schwab Target 2030 Index Fund	0.0%*	0.2%	2.4%
Schwab Target 2035 Index Fund	-%	0.1%	1.2%
Schwab Target 2040 Index Fund	-%	0.1%	1.1%
Schwab Target 2045 Index Fund	-%	0.0%*	0.4%
Schwab Target 2050 Index Fund	-%	0.0%*	0.4%
Schwab Target 2055 Index Fund	-%	0.0%*	0.2%
Schwab Target 2060 Index Fund	-%	0.0%*	0.1%
Schwab Target 2065 Index Fund	-%	0.0%*	0.0%*
Schwab VIT Balanced Portfolio	0.0%*	0.1%	0.4%
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	0.5%
Schwab VIT Growth Portfolio	-%	-%	0.3%
* Less than 0.05%

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into U.S. Treasury futures contracts during the report period. The funds invested in futures contracts to help manage the effects of interest rate changes. The value and variation margin for futures contracts held at June 30, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended June 30, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab 1-5 Year Corporate Bond ETF	$1,839,749	15
Schwab 5-10 Year Corporate Bond ETF	675,891	5

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Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2021, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab U.S. TIPS ETF	$1,810,886,094	$—	$1,810,886,094
Schwab Short-Term U.S. Treasury ETF	6,107,650,407	—	6,107,650,407
Schwab Intermediate-Term U.S. Treasury ETF	1,891,296,811	—	1,891,296,811
Schwab Long-Term U.S. Treasury ETF	43,859,766	—	43,859,766
Schwab U.S. Aggregate Bond ETF	2,342,597,998	179,648,309	2,522,246,307
Schwab 1-5 Year Corporate Bond ETF	—	41,809,573	41,809,573
Schwab 5-10 Year Corporate Bond ETF	—	25,601,641	25,601,641
	Sales/Maturities of Long-Term U.S. Government Securities	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab U.S. TIPS ETF	$1,586,125,052	$—	$1,586,125,052
Schwab Short-Term U.S. Treasury ETF	2,977,054,792	—	2,977,054,792
Schwab Intermediate-Term U.S. Treasury ETF	1,275,681,647	—	1,275,681,647
Schwab Long-Term U.S. Treasury ETF	21,382,619	—	21,382,619
Schwab U.S. Aggregate Bond ETF	1,906,247,953	260,035,858	2,166,283,811
Schwab 1-5 Year Corporate Bond ETF	—	24,243,776	24,243,776
Schwab 5-10 Year Corporate Bond ETF	—	22,007,408	22,007,408
*Includes securities guaranteed by U.S. Government Agencies.

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2021, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. TIPS ETF	$6,269,781,856	$2,477,253,759
Schwab Short-Term U.S. Treasury ETF	1,025,488,191	2,533,900,921
Schwab Intermediate-Term U.S. Treasury ETF	450,446,502	1,547,388,612
Schwab Long-Term U.S. Treasury ETF	22,453,735	45,203,742
Schwab U.S. Aggregate Bond ETF	221,241,053	68,355,154
Schwab 1-5 Year Corporate Bond ETF	529,016,252	40,220,927
Schwab 5-10 Year Corporate Bond ETF	328,273,314	162,494,631
For the period ended June 30, 2021, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2021 are disclosed in the funds’ Statements of Operations, if any.

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Financial Notes, unaudited (continued)

11. Federal Income Taxes
As of June 30, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Tax cost	$17,624,726,422	$9,035,022,592	$3,347,654,388	$85,292,907
Gross unrealized appreciation	$725,095,425	$25,257,824	$24,219,069	$—
Gross unrealized depreciation	(967,831)	(11,273,128)	(21,135,154)	(5,504,662)
Net unrealized appreciation (depreciation)	$724,127,594	$13,984,696	$3,083,915	($5,504,662)

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Tax cost	$8,814,921,806	$620,637,410	$346,257,471
Gross unrealized appreciation	$342,843,159	$2,964,966	$3,409,208
Gross unrealized depreciation	(51,650,639)	(407,120)	(2,711,144)
Net unrealized appreciation (depreciation)	$291,192,520	$2,557,846	$698,064
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2020, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
No expiration	$29,722,805	$2,337,524	$1,440,182	$227,609
Total	$29,722,805	$2,337,524	$1,440,182	$227,609

Expiration Date	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
No expiration	$3,971,628	$—	$13,832
Total	$3,971,628	$—	$13,832
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2021. The tax-basis components of distributions paid during the fiscal year ended December 31, 2020 were as follows:
	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF	Schwab Intermediate-Term U.S. Treasury ETF	Schwab Long-Term U.S. Treasury ETF
Ordinary income	$145,346,920	$88,160,440	$68,701,360	$911,465

	Schwab U.S. Aggregate Bond ETF	Schwab 1-5 Year Corporate Bond ETF	Schwab 5-10 Year Corporate Bond ETF
Ordinary income	$196,101,450	$2,580,855	$3,679,790
As of December 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2020, the funds did not incur any interest or penalties.

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Financial Notes, unaudited (continued)

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, and Schwab Long-Term U.S. Treasury ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s

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effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although Schwab Intermediate-Term U.S. Treasury ETF had performance that lagged that of a relevant peer group for certain periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to this Fund including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the Fund’s investment objective and policies and that CSIM had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations that, with respect to each Fund, the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that with respect to each Fund, the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management,

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technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

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Schwab Fixed-Income ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation

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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays US 1–5 Year Corporate Bond Index  An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to one year and less than five years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate issues, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US 5–10 Year Corporate Bond Index  An index that measures the performance of U.S. investment grade, taxable corporate bonds with maturities greater than or equal to five years and less than ten years that have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The index excludes certain types of securities, including contingent capital securities, inflation-linked bonds, floating-rate bonds, taxable and tax-exempt municipal securities, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Long Treasury Index  An index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of ten or more years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes U.S. Treasury stripped securities. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1–3 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 3–10 Year Index  An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than ten years, are rated investment grade, and have $300 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)  An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.

Schwab Fixed-Income ETFs  |  Semiannual Report

Schwab Fixed-Income ETFs
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity  The ability to convert a security or asset quickly into cash.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
primary market  The market that deals with the issuance of new securities.
replication  If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
Treasury inflation protected security (TIPS)  A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.
weighted average  For mutual funds or ETFs, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Fixed-Income ETFs  |  Semiannual Report

Notes

Schwab Fixed-Income ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab International Dividend Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR62961-10
00263009

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a) (1)	Code of ethics – not applicable to this semi-annual report.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	August 16, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	August 16, 2021